                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
              (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                    (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2017

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT October 31, 2017 (unaudited)

VANECK VECTORS®

AMT-Free Intermediate Municipal Index ETF	ITM®
AMT-Free Long Municipal Index ETF	MLN®
AMT-Free Short Municipal Index ETF	SMB®
CEF Municipal Income ETF	XMPT®
High-Yield Municipal Index ETF	HYD®
Pre-Refunded Municipal Index ETF	PRB®
Short High-Yield Municipal Index ETF	SHYD®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETFs are as of October 31, 2017, and are subject to change.

VANECK VECTORS ETFs

(unaudited)

Dear Shareholder,

Municipal bonds have offered investors solid performance and attractive yields in a year marked by a series of natural disasters which could have had a serious negative impact. High yield muni bonds, in particular, have been a bright spot. During the period under review, high yield municipal bonds performed well, coming off a post-election battering at the end of last year. One of the most significant drivers of positive performance of the VanEck Vectors High-Yield Municipal Index ETF (NYSE Arca: HYD), our flagship high yield municipal bond ETF, was perhaps surprisingly the State of Illinois.

Certainly in the first half of this year, there was major concern about what was going to happen with the state’s fiscal situation. Downgrade followed downgrade from the rating agencies and were often accompanied by swift declines in price. Many of Illinois’ bond ratings dropped to triple-B and many even below investment grade. This increased Illinois’ weight in the high yield municipal bond index, and HYD’s portfolio was adjusted in order to appropriately track the index.

By mid-summer, the prospect of some sort of resolution on the budget became more a part of the narrative. This had a positive impact on bond prices which not only stabilized, but, in fact, rose. As a result HYD actually received a very nice boost to performance.

Total Return of the Bloomberg Barclays Illinois Municipal Bond Index1

Source: Bloomberg Barclays. As of 10/31/2017. This chart is for illustrative purposes only. Index performance is not illustrative of fund performance. An investor cannot invest directly in an index. Index returns do not represent fund returns. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The performance data quoted represent past performance. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted.

1

VANECK VECTORS ETFs

(unaudited) (continued)

Dynamics in the muni market, such as those relating to Illinois, are one reason we are proud to offer such a wide variety of muni bond ETFs. With a suite of seven municipal bond ETFs, investors can target opportunities across the maturity and credit spectrum.

To help you stay in the know and make sense of the muni market consider subscribing to Muni Nation®, our blog on the municipal bond market written by Jim Colby, senior municipal strategist and portfolio manager. To subscribe to the updates, please contact us at 800.826.2333 or visit vaneck.com/subscription to register.

Thank you for participating in the VanEck Vectors ETF Trust. You will find the performance comparison of each of the funds for the six months ended October 31, 2017 on the following pages. You will also find their respective financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

November 20, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Bonds and bond funds will decrease in value as interest rates rise.

[1]	The Bloomberg Barclays Illinois Municipal Bond Index is considered representative of the broad market for tax-exempt bonds with a maturity of at least one year that are issued by issuers in the state of Illinois.
2

Management Discussion (unaudited)

Market Review

During the six-month period ended October 31, 2017, all seven funds in the suite of VanEck Vectors Municipal Income ETFs posted positive returns. The VanEck Vectors AMT-Free Long Municipal Index ETF (NYSE Arca: MLN) posted the highest performance and the VanEck Vectors Pre-Refunded Municipal Index ETF (NYSE Arca: PRB) posted the lowest.

May 1, 2017 through October 31, 2017

VanEck Vectors Municipal Income ETFs Total Return

Source: VanEck. Returns based on each Fund’s net asset value (NAV). The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds, except for Funds with unitary fees, reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

AMT-Free Intermediate Municipal Index ETF

Munis from California and New York contributed the most to the total return of the Fund. When grouped by state/U.S. territory, none detracted from performance, but South Dakota contributed the least. The sector with the largest average weightings in the index, state general obligation, was the largest contributor to the Fund’s performance.

AMT-Free Long Municipal Index ETF

The hospital and transportation sectors contributed most to the Fund’s total return and while no sector detracted from performance, the resource recovery sector contributed the least. Municipal bonds issued by California and New York contributed the most to performance. Grouped by state/U.S. territory, municipal bonds issued by Kansas were the greatest detractors from performance, but then only minimally.

AMT-Free Short Municipal Index ETF/Pre-Refunded Municipal Index ETF

Among short munis, the state general obligation, local general obligation, transportation, and leasing sectors contributed most to the positive total return of the AMT-Free Short Municipal Index ETF. The resource recovery sector contributed the least to performance. In terms of state/U.S. territory, New Jersey contributed by far the most to the total return of the Fund, while Delaware detracted the most from performance, but, then, only minimally.

Munis from California contributed the most to the positive total return of the Pre-Refunded Municipal Index ETF. Grouped by state/U.S. territory, munis from Mississippi detracted the most from performance, but, then, only minimally.

3

VANECK VECTORS ETFs

(unaudited) (continued)

Short High-Yield Municipal Index ETF/High-Yield Municipal Index ETF

The industrial development revenue/pollution control revenue (IDR/PCR) sector was by far the largest contributor to performance in the Short High-Yield Municipal Index ETF, while the special tax sector was by far the largest detractor. Grouped by state/U.S. territory, Illinois was the greatest contributor to the Fund’s total return, while munis from Louisana and the Virgin Islands detracted the most from performance.

In the High-Yield Municipal Index ETF, the hospital, local general obligation, and IDR/PCR sectors contributed the most to the Fund’s positive total return. No sector detracted from performance, but the healthcare facilities sector contributed the least. Munis from Illinois made by far the greatest contribution to performance and those from the Virgin Islands detracted the most from performance.

CEF Municipal Income ETF

Over the six months under review, the average discount at which municipal closed-end funds (CEFs) traded within a very wide range. Starting the period at -3.81 on May 1, 2017, the discount narrowed to -2.18 on September 13, 2017 only to widen thereafter to as much as -6.02 on October 27-29, 2017, most probably as a result of uncertainties surrounding both the U.S. Republican party’s tax plans and the president’s appointment of a new chairperson of the U.S. Federal Reserve.

4

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	LMT2TR1	Share Price	NAV	LMT2TR1
Six Months	2.99%	2.98%	3.06%	2.99%	2.98%	3.06%
One Year	1.37%	1.71%	2.31%	1.37%	1.71%	2.31%
Five Year	2.70%	2.79%	3.45%	14.26%	14.72%	18.48%
Life*	4.43%	4.45%	5.20%	53.59%	54.00%	65.24%

*	Commencement of Fund: 12/4/07; First Day of Secondary Market Trading: 12/6/07.
[1]	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR). The Intermediate Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market and must be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Potential Intermediate Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 6 to 17 years. The following types of bonds are excluded from the Intermediate Index: bonds subject to the alternative minimum tax, taxable municipal bonds, floating rate bonds and derivatives.

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	LMT3TR1	Share Price	NAV	LMT3TR1
Six Months	4.08%	4.08%	4.18%	4.08%	4.08%	4.18%
One Year	1.68%	1.77%	2.71%	1.68%	1.77%	2.71%
Five Year	3.36%	3.42%	4.28%	17.94%	18.29%	23.30%
Life*	4.12%	4.13%	5.42%	48.77%	48.89%	68.04%

*	Commencement of Fund: 1/2/08; First Day of Secondary Market Trading: 1/7/08.
[1]	Bloomberg Barclays AMT-Free Long Continuous Municipal Index (LMT3TR). The Long Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market and must be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Potential Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 17 or more years. The following types of bonds are excluded from the Index: bonds subject to the alternative minimum tax, taxable municipal bonds, floating rate bonds and derivatives.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

5

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	LMT1TR1	Share Price	NAV	LMT1TR1
Six Months	0.84%	0.72%	0.91%	0.84%	0.72%	0.91%
One Year	0.71%	0.94%	1.32%	0.71%	0.94%	1.32%
Five Year	0.87%	0.92%	1.48%	4.41%	4.70%	7.62%
Life*	2.33%	2.33%	2.89%	24.96%	25.04%	31.84%
*	Commencement of Fund: 2/22/08; First Day of Secondary Market Trading: 2/26/08.
[1]	Bloomberg Barclays AMT-Free Short Continuous Municipal Index (LMT1TR). The Short Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market and must be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Potential Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 1 to 6 years. The following types of bonds are excluded from the Index: bonds subject to the alternative minimum tax, taxable municipal bonds, floating rate bonds and derivatives.

VANECK VECTORS CEF MUNICIPAL INCOME ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	CEFMXTR[1]	Share Price	NAV	CEFMXTR[1]
Six Months	2.47%	2.51%	2.61%	2.47%	2.51%	2.61%
One Year	4.08%	3.57%	3.65%	4.08%	3.57%	3.65%
Five Year	3.36%	3.38%	3.74%	17.98%	18.11%	20.14%
Life*	6.53%	6.52%	6.89%	49.04%	48.92%	52.21%
*	Commencement of Fund: 7/12/11; First Day of Secondary Market Trading: 7/13/11
[1]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR). The CEFMX Index is a rules-based index intended to serve as a benchmark for closed-end funds listed in the U.S. that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield. CEFMXTR employs a modified total net assets weighting methodology designed to provide investment exposure across the various business segments that together comprise the federally tax-exempt annual yield sector of the closed-end fund market. The Index is divided into four main closed-end fund segments including: leveraged municipal fixed income closed-end funds; unleveraged municipal fixed income closed-end funds; leveraged high yield municipal fixed income closed-end funds; and unleveraged high yield municipal fixed income closed-end funds.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

6

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	LMEHTR[1]	Share Price	NAV	LMEHTR[1]
Six Months	3.96%	3.62%	4.06%	3.96%	3.62%	4.06%
One Year	3.09%	3.12%	4.47%	3.09%	3.12%	4.47%
Five Year	3.81%	3.86%	5.39%	20.58%	20.84%	29.99%
Life*	8.03%	8.03%	9.27%	96.37%	96.44%	117.01%
*	Commencement of Fund: 2/4/09; First Day of Secondary Market Trading: 2/5/09.
[1]	Barclays Municipal Custom High Yield Composite Index (LMEHTR). The High Yield Index is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. The majority of the High Yield Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. The High Yield Index tracks the high yield municipal bond market with a 75% weight in non-investment grade municipal bonds and a targeted 25% weight in Baa/BBB rated investment grade municipal bonds.
To be included in the index, 50% weighting of bonds must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $100 million; 25% weighting of bonds must have an outstanding par value of at least $3 million and be issued as part of a transaction of under $100 million but over $20 million; 25% weighting of bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $100 million. Remarketed issues are not allowed in the index.

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	LMPETR[1]	Share Price	NAV	LMPETR[1]
Six Months	0.63%	0.54%	0.62%	0.63%	0.54%	0.62%
One Year	0.89%	0.88%	1.01%	0.89%	0.88%	1.01%
Five Year	0.23%	0.31%	0.88%	1.16%	1.55%	4.47%
Life*	1.07%	1.10%	1.50%	9.75%	10.08%	13.92%
*	Commencement of Fund: 2/2/09; First Day of Secondary Market Trading: 2/3/09.
[1]	Bloomberg Barclays Municipal Pre-Refunded-Treasury-Escrowed Index (LMPETR). The Pre-Refunded Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated tax-exempt bond market and is comprised of pre-refunded and/or escrowed-to-maturity municipal bonds. Potential Pre-Refunded Index constituents must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million in market value. Each potential Pre-Refunded Index component must be pre-refunded or escrowed-to-maturity, provided that the underlying collateral in the escrow account is comprised of marketable U.S. Treasury securities, U.S. Treasury-issued State and Local Government Series (SLGS) securities and/or U.S. government agency-issued securities. In addition, each potential Pre-Refunded Index component must have a fixed rated coupon and be denominated in U.S. dollars. The following types of bonds are excluded from the Pre-Refunded Index: taxable municipal bonds, floating rate bonds and derivatives.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

7

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	BMHYTR[1]	Share Price	NAV	BMHYTR[1]
Six Months	2.72%	2.46%	3.10%	2.72%	2.46%	3.10%
One Year	0.53%	0.97%	1.37%	0.53%	0.97%	1.37%
Life*	2.46%	2.50%	4.32%	9.66%	9.83%	17.44%
*	Commencement of Fund: 1/13/14; First Day of Secondary Market Trading: 1/14/14.
[1]	Bloomberg Barclays Municipal High Yield Short Duration Index (BMHYTR). The Short High Yield Index is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. The Short High-Yield Index tracks the high yield municipal bond market with a targeted 65% weight in noninvestment grade municipal bonds, a targeted 25% weight in Baa/BBB rated investment grade municipal bonds and a targeted 10% weight in A1/A rated investment grade municipal bonds.
To be included in the index, 40% weighting of bonds must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $100 million; 25% weighting of bonds must have an outstanding par value of at least $3 million and be issued as part of a transaction of under $100 million but over $20 million; 25% weighting of bonds must have must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $100 million; 10% weighting of bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

8

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund, except for a Fund with unitary fees, reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The net asset value (NAV) of each VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of each fund; it is calculated by taking the total assets of each fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAVs are not necessarily the same as each ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Past performance is no guarantee of future results.

The Intermediate Index, Long Index, Short Index, High Yield Index, Pre-Refunded index, and Short High Yield Index are published by Bloomberg Finance L.P. and its affiliates (Bloomberg). CEFMX Index is published by S-Network Global Indexes, LLC (S-Network).

Bloomberg and S-Network are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

9

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, May 1, 2017 to October 31, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2017- October 31, 2017
AMT-Free Intermediate Municipal Index ETF
Actual	$1,000.00	$1,029.80	0.24%	$1.23
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
AMT-Free Long Municipal Index ETF
Actual	$1,000.00	$1,040.80	0.24%	$1.23
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
AMT-Free Short Municipal Index ETF
Actual	$1,000.00	$1,007.20	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02
CEF Municipal Income ETF
Actual	$1,000.00	$1,025.10	0.40%	$2.04
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,036.20	0.35%	$1.80
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,005.40	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$1,024.60	0.35%	$1.79
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
10

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.6%
Alabama: 1.3%
	Alabama Federal Aid Highway Finance Authority (RB)
$2,665,000	4.00%, 09/01/24 (c)	$2,886,621
100,000	5.00%, 09/01/22 (c)	116,451
60,000	5.00%, 09/01/24 (c)	71,818
1,080,000	5.00%, 09/01/24 (c)	1,288,915
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
190,000	5.00%, 09/01/26 (c)	227,090
10,000	5.00%, 09/01/26 (c)	11,935
500,000	5.00%, 09/01/27 (c)	604,455
250,000	5.00%, 09/01/27 (c)	300,542
150,000	5.00%, 09/01/27	187,847
250,000	5.00%, 09/01/27 (c)	303,922
	Alabama Public School & College Authority, Series A (RB)
15,000	5.00%, 02/01/24 (c)	17,931
25,000	5.00%, 02/01/24	29,853
	Alabama Public School & College Authority, Series B (RB)
50,000	5.00%, 01/01/24	59,616
535,000	5.00%, 07/01/24 (c)	639,448
2,240,000	5.00%, 07/01/24 (c)	2,692,861
1,645,000	5.00%, 07/01/24 (c)	1,989,068
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	12,022
25,000	5.00%, 06/01/26 (c)	30,272
1,000,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	987,640
35,000	Board of Water and Sewer Commissioners of the City of Mobile (RB) 5.00%, 01/01/23 (c)	40,405
	County of Jefferson (RB)
750,000	5.00%, 03/15/27 (c)	892,620
1,500,000	5.00%, 03/15/27 (c)	1,796,220
500,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Series A (RB) 3.00%, 02/01/26 (c)	488,215
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	328,817
2,330,000	5.00%, 09/01/31	2,813,079
100,000	5.00%, 09/01/34	121,815
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,068,444
	UAB Medicine Finance Authority, Series B (RB)
100,000	5.00%, 09/01/26 (c)	116,956
225,000	5.00%, 09/01/26 (c)	266,764
25,000	University of Alabama, Series B (RB) 5.00%, 07/01/23	29,614
Principal
Amount		Value

Alabama: (continued)
	Water Works Board of the City of Birmingham, Series A (RB)
$595,000	5.00%, 01/01/27 (c)	$705,420
250,000	5.00%, 01/01/27 (c)	297,960
775,000	5.00%, 01/01/27 (c)	941,268
		22,365,904
Alaska: 0.4%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	978,354
150,000	5.00%, 12/01/23 (c)	171,758
15,000	5.00%, 06/01/25 (c)	17,825
525,000	5.00%, 06/01/27 (c)	623,884
165,000	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB) 5.25%, 09/01/25 (c)	201,013
350,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/24	418,197
	State of Alaska, Series B (GO)
525,000	5.00%, 02/01/23 (c)	612,465
55,000	5.00%, 02/01/23 (c)	64,314
1,525,000	5.00%, 08/01/25 (c)	1,776,762
1,125,000	5.00%, 08/01/25 (c)	1,321,931
25,000	5.00%, 08/01/25 (c)	29,531
		6,216,034
Arizona: 1.2%
215,000	Arizona Board of Regents, Arizona State University (RB) 3.00%, 06/01/26 (c)	210,311
	Arizona Board of Regents, Arizona State University System, Series A (RB)
40,000	5.00%, 07/01/23	47,288
50,000	5.00%, 06/01/24	59,239
80,000	5.00%, 07/01/25 (c)	96,091
	Arizona Department of Transportation State Highway Fund Revenue (RB)
10,000	5.00%, 07/01/23	11,846
25,000	5.00%, 07/01/24 (c)	30,124
1,050,000	5.00%, 07/01/26 (c)	1,266,016
810,000	5.00%, 07/01/26 (c)	982,303
75,000	Arizona Department of Transportation State Highway Fund Revenue, Series A (RB) 5.00%, 07/01/22 (c)	86,597
60,000	Arizona Health Facilities Authority, Banner Health, Series A (RB) 5.00%, 01/01/25	72,312
200,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	231,120
15,000	Arizona State University, Revenue and Refunding, Series A (RB) 5.00%, 07/01/22 (c)	17,371

See Notes to Financial Statements

11

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Arizona: (continued)
	Arizona State University, Revenue and Refunding, Series B (RB)
$45,000	5.00%, 07/01/23	$53,199
60,000	5.00%, 07/01/24	72,298
110,000	5.00%, 07/01/25 (c)	132,557
	Arizona Transportation Board, Highway Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,080,270
100,000	5.00%, 07/01/22 (c)	116,001
180,000	5.00%, 07/01/22 (c)	207,745
	Arizona Transportation Board, Maricopa County Regional Area (RB)
30,000	5.00%, 07/01/23	35,501
240,000	5.00%, 07/01/23	284,011
45,000	5.00%, 07/01/24	54,160
210,000	5.00%, 07/01/24 (c)	252,164
40,000	5.00%, 07/01/25	48,900
	Arizona Water Infrastructure Finance Authority, Series A (RB)
35,000	5.00%, 10/01/24 (c)	42,200
405,000	5.00%, 10/01/24 (c)	488,892
40,000	5.00%, 10/01/24	48,488
165,000	Board of Regents of University of Arizona System (RB) 5.00%, 06/01/26 (c)	195,974
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	897,337
	City of Chandler (GO)
15,000	5.00%, 07/01/23	17,813
30,000	5.00%, 07/01/24 (c)	35,940
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	544,756
	City of Mesa, Utility System Revenue (RB)
1,240,000	3.25%, 07/01/24 (c)	1,273,678
740,000	3.25%, 07/01/24 (c)	760,550
625,000	4.00%, 07/01/24 (c)	698,887
1,590,000	4.00%, 07/01/26 (c)	1,735,835
250,000	5.00%, 07/01/22 (c)	282,875
705,000	5.00%, 07/01/26 (c)	856,822
270,000	5.00%, 07/01/26 (c)	325,080
	City of Phoenix (GO)
1,250,000	4.00%, 07/01/24 (c)	1,418,575
105,000	4.00%, 07/01/24	120,081
	City of Phoenix Civic Improvement Corp. (RB)
10,000	5.00%, 07/01/23	11,816
115,000	5.00%, 07/01/24 (c)	136,421
10,000	5.00%, 07/01/24 (c)	11,987
35,000	5.00%, 07/01/26 (c)	41,747
15,000	5.00%, 07/01/26 (c)	18,178
620,000	5.00%, 07/01/26 (c)	749,177
20,000	City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/23	23,632
Principal
Amount		Value

Arizona: (continued)
	City of Phoenix Civic Improvement Corp., Series B (RB)
$1,250,000	4.00%, 07/01/24 (c)	$1,379,750
1,870,000	5.00%, 07/01/24 (c)	2,241,550
40,000	5.00%, 07/01/24 (c)	48,031
	City of Scottsdale (GO)
80,000	3.00%, 07/01/23	86,086
30,000	3.00%, 07/01/23	32,316
25,000	County of Pima Beach, Sewer System Revenue (RB) 5.00%, 07/01/25	30,562
40,000	Maricopa County Community College District (GO) 5.00%, 07/01/25	48,996
	Maricopa County Industrial Development Authority (RB)
20,000	3.13%, 01/01/27 (c)	19,655
15,000	5.00%, 01/01/25	18,078
700,000	5.00%, 01/01/29	873,593
10,000	Pima County Regional Transportation Authority (RB) 5.00%, 06/01/23 (c)	11,791
	Salt River Project Agricultural Improvement and Power District (RB)
25,000	5.00%, 01/01/24	29,856
25,000	5.00%, 01/01/27 (c)	30,734
10,000	5.00%, 01/01/27 (c)	12,406
50,000	5.00%, 01/01/27	62,218
	State of Arizona (CP)
40,000	5.00%, 09/01/23	47,200
120,000	5.00%, 10/01/24	143,736
	University of Arizona (RB)
85,000	4.00%, 06/01/25	97,352
100,000	5.00%, 06/01/26 (c)	119,368
		21,517,443
Arkansas: 0.3%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	893,585
	State of Arkansas, Federal Highway Grant Anticipation (GO)
1,090,000	4.00%, 10/01/23 (c)	1,227,198
205,000	5.00%, 10/01/23	244,178
265,000	5.00%, 04/01/24	318,636
1,425,000	5.00%, 10/01/24 (c)	1,721,200
		4,404,797
California: 16.1%
405,000	ABAG Finance Authority For Nonprofit Corp., Series A (RB) 5.00%, 04/01/23 (c)	466,370
	Airport Commission of San Francisco, Second Series A (RB)
40,000	5.00%, 05/01/24	48,471
40,000	5.00%, 05/01/25	49,318
10,000	Airport Commission of San Francisco, Series B (RB) 5.00%, 10/01/22 (c)	11,595

See Notes to Financial Statements

12

Principal
Amount		Value

California: (continued)
	Airport Commission of San Francisco, Series D (RB)
$55,000	5.00%, 05/01/24	$66,647
185,000	5.00%, 05/01/25	228,096
	Alameda County, California Joint Powers Authority, Series A (RB)
15,000	5.00%, 12/01/23 (c)	17,611
120,000	5.00%, 12/01/23 (c)	140,738
1,380,000	5.25%, 12/01/23 (c)	1,667,164
65,000	5.25%, 12/01/23 (c)	78,234
	Anaheim Housing and Public Improvements Authority, Series A (RB)
40,000	5.00%, 10/01/21 (c)	45,156
40,000	5.00%, 10/01/21 (c)	45,220
	Bay Area Toll Authority, Series F-1 (RB)
110,000	5.00%, 04/01/22 (c)	126,942
1,115,000	5.00%, 04/01/22 (c)	1,281,570
90,000	5.00%, 04/01/22 (c)	104,113
240,000	5.00%, 04/01/22 (c)	276,742
130,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	154,168
1,000,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,094,350
	Bay Area Water Supply and Conservation Agency, Series A (RB)
725,000	5.00%, 04/01/23 (c)	852,339
15,000	5.00%, 04/01/23 (c)	17,703
	California Department of Water Resources, Central Valley Project Water System (RB)
1,540,000	5.00%, 12/01/24 (c)	1,846,953
75,000	5.00%, 12/01/24 (c)	91,500
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	820,012
1,865,000	4.00%, 06/01/26 (c)	2,055,566
	California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
125,000	4.00%, 03/01/25	141,423
1,210,000	5.00%, 03/01/23 (c)	1,400,986
300,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	358,647
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	180,950
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
1,000,000	5.00%, 10/01/24 (c)	1,179,520
15,000	5.00%, 10/01/24	18,205
1,000,000	5.00%, 10/01/26 (c)	1,191,870
Principal
Amount		Value

California: (continued)
	California Health Facilities Financing Authority, Series A (RB)
$620,000	4.00%, 03/01/23 (c)	$656,047
100,000	4.00%, 08/15/24 (c)	104,851
55,000	4.00%, 03/01/26	62,345
15,000	5.00%, 07/01/23 (c)	17,556
20,000	5.00%, 10/01/24 (c)	24,089
80,000	5.00%, 10/01/24 (c)	95,267
20,000	5.00%, 08/15/26 (c)	24,290
25,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB) 5.00%, 07/01/23 (c)	29,348
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
10,000	5.00%, 10/01/24	12,202
100,000	5.00%, 10/01/25	123,920
70,000	5.00%, 04/01/26 (c)	87,540
75,000	5.00%, 04/01/26 (c)	90,473
525,000	5.00%, 04/01/26 (c)	646,858
2,120,000	5.00%, 04/01/26 (c)	2,601,028
10,000	5.00%, 04/01/26 (c)	12,217
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	174,500
700,000	California Municipal Finance Authority, Series A (RB) 5.00%, 02/01/27 (c)	818,454
50,000	California Municipal Finance Authority, Series B (RB) 5.00%, 10/01/25	61,918
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	108,251
150,000	5.00%, 09/01/24 (c)	175,875
105,000	5.00%, 09/01/24 (c)	125,163
250,000	5.00%, 09/01/24 (c)	296,252
920,000	5.00%, 09/01/24 (c)	1,104,469
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
75,000	5.25%, 10/01/24 (c)	89,969
695,000	5.25%, 10/01/24 (c)	846,176
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	3.00%, 09/01/27 (c)	221,020
260,000	5.00%, 09/01/24 (c)	312,133
1,005,000	5.00%, 09/01/24	1,210,090
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
460,000	2.50%, 10/01/26 (c)	448,836
400,000	4.00%, 10/01/26 (c)	441,612

See Notes to Financial Statements

13

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$595,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	$704,141
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,115,000	5.00%, 09/01/23 (c)	1,307,583
425,000	5.00%, 09/01/23 (c)	502,269
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	276,631
520,000	3.25%, 12/01/25 (c)	532,641
120,000	3.38%, 12/01/25 (c)	122,426
	California State Public Works Board, Department of General Services, Series F (RB)
1,330,000	5.00%, 05/01/24	1,592,569
235,000	5.00%, 05/01/25	285,133
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,400,000	5.00%, 06/01/23 (c)	1,627,948
425,000	5.00%, 06/01/23 (c)	492,490
1,320,000	5.00%, 06/01/23 (c)	1,538,724
350,000	5.00%, 06/01/23 (c)	410,018
50,000	5.00%, 06/01/23 (c)	58,429
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	59,377
240,000	5.00%, 03/01/23 (c)	278,731
	California State Public Works Board, Judicial Council of California, Series B (RB)
235,000	5.00%, 10/01/24 (c)	276,489
1,010,000	5.00%, 10/01/24 (c)	1,198,274
960,000	5.00%, 10/01/24	1,157,472
930,000	California State Public Works Board, Lease Revenue, Series F (RB) 5.00%, 05/01/25 (c)	1,112,624
	California State Public Works Board, Series B (RB)
275,000	5.00%, 10/01/24 (c)	323,939
35,000	5.00%, 10/01/24 (c)	41,106
1,035,000	5.00%, 10/01/27 (c)	1,279,374
1,210,000	5.00%, 10/01/27 (c)	1,483,678
	California State Public Works Board, Series C (RB)
30,000	5.00%, 11/01/26 (c)	36,468
45,000	5.00%, 11/01/26 (c)	54,296
55,000	5.00%, 11/01/26 (c)	67,458
15,000	5.00%, 11/01/26 (c)	18,005
45,000	5.25%, 10/01/24 (c)	54,561
	California State Public Works Board, Series D (RB)
250,000	5.00%, 09/01/24 (c)	293,990
25,000	5.00%, 04/01/25	30,297
40,000	5.00%, 10/01/26 (c)	48,731
Principal Amount		Value

California: (continued)
	California State Public Works Board, Series F (RB)
$30,000	5.00%, 05/01/25 (c)	$35,166
20,000	5.00%, 05/01/25 (c)	23,714
90,000	California State Public Works Board, Series H (RB) 3.00%, 12/01/25 (c)	91,032
	California State Public Works Board, Series I (RB)
25,000	5.00%, 11/01/23 (c)	29,513
25,000	5.25%, 11/01/23 (c)	29,820
120,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/27 (c)	146,078
425,000	California State Public Works Board, Various Capital Projects, Series C (RB) 4.00%, 11/01/26 (c)	462,141
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,209,300
	California State Public Works Board, Various Capital Projects, Series G (RB)
650,000	5.00%, 11/01/22 (c)	748,644
90,000	5.00%, 11/01/22 (c)	104,499
	California State Public Works Board, Various Capital Projects, Series I (RB)
160,000	4.00%, 11/01/23 (c)	176,952
1,475,000	5.00%, 11/01/23	1,752,344
115,000	5.00%, 11/01/23 (c)	136,479
70,000	5.25%, 11/01/23 (c)	83,408
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	495,298
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	903,129
25,000	4.00%, 11/01/22 (c)	27,119
95,000	5.00%, 11/01/23	114,063
105,000	5.00%, 11/01/23 (c)	124,874
25,000	5.00%, 11/01/23	30,017
45,000	5.00%, 11/01/24 (c)	54,725
25,000	5.00%, 11/01/25	31,039
2,000,000	5.00%, 11/01/25 (c)	2,385,960
15,000	5.00%, 11/01/25 (c)	18,236
55,000	5.00%, 11/01/25 (c)	67,184
2,060,000	5.00%, 11/01/25 (c)	2,540,310
35,000	5.00%, 11/01/25 (c)	42,151
10,000	5.00%, 05/01/26 (c)	12,116
140,000	5.00%, 05/01/26 (c)	168,665
105,000	5.00%, 05/01/26 (c)	130,617
510,000	5.00%, 05/01/27 (c)	618,635
765,000	5.00%, 05/01/27 (c)	933,025
1,015,000	5.00%, 05/01/27 (c)	1,252,490
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	549,496

See Notes to Financial Statements

14

Principal Amount		Value

California: (continued)
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
$480,000	3.00%, 02/15/26 (c)	$482,443
725,000	5.00%, 02/15/26 (c)	884,732
735,000	5.00%, 02/15/26 (c)	887,615
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	579,925
260,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	279,552
	Chabot-Las Positas Community College District (GO)
20,000	3.13%, 08/01/23 (c)	20,719
60,000	4.00%, 08/01/23	68,229
300,000	5.00%, 08/01/23 (c)	356,877
85,000	5.00%, 08/01/23 (c)	100,704
500,000	5.00%, 08/01/23 (c)	588,770
	City and County of San Francisco, Series A (GO)
195,000	4.00%, 06/15/22 (c)	214,933
95,000	5.00%, 06/15/22 (c)	110,523
240,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	241,514
	City and County of San Francisco, Series R-1 (GO)
20,000	5.00%, 06/15/23 (c)	23,770
10,000	5.00%, 06/15/23 (c)	11,903
	City of Bakersfield, California Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	264,857
55,000	5.00%, 09/15/23	65,810
15,000	5.00%, 09/15/25 (c)	17,995
500,000	City of Los Angeles Department of Water and Power, Series A (RB) 5.00%, 01/01/23 (c)	585,280
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	474,544
	City of Los Angeles, California Wastewater System Revenue, Series A (RB)
620,000	5.00%, 06/01/23 (c)	734,285
20,000	5.00%, 06/01/25 (c)	24,389
250,000	5.00%, 06/01/27 (c)	306,292
	City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB)
20,000	5.00%, 11/01/24	24,484
65,000	5.00%, 11/01/24	79,574
15,000	5.00%, 05/01/25 (c)	18,061
25,000	5.00%, 11/01/26 (c)	30,165
50,000	5.00%, 11/01/26	62,905
Principal Amount		Value

California: (continued)
$20,000	City of San Francisco, Public Utilities Commission Water Revenue, Series B (RB) 5.00%, 11/01/23	$24,013
	Coast Community College District (GO)
35,000	5.00%, 08/01/23 (c)	41,699
50,000	5.00%, 08/01/25 (c)	59,528
365,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	393,087
	Contra Costa Transportation Authority (RB)
35,000	5.00%, 03/01/25	42,982
20,000	5.00%, 03/01/25 (c)	23,757
	Contra Costa Water District (RB)
30,000	5.00%, 10/01/24 (c)	36,454
35,000	5.00%, 10/01/24	42,785
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	269,900
150,000	County of San Diego, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	180,476
205,000	County of Santa Clara, Series B (GO) 3.00%, 08/01/22 (c)	208,635
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	738,997
15,000	East Bay Municipal Utility District Wastewater System Revenue (RB) 5.00%, 06/01/25	18,495
	East Bay Municipal Utility District Water System Revenue (RB)
10,000	4.00%, 06/01/24	11,541
50,000	5.00%, 06/01/25 (c)	60,698
20,000	5.00%, 06/01/25	24,739
40,000	5.00%, 06/01/25	49,479
80,000	5.00%, 06/01/25 (c)	97,620
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
1,000,000	5.00%, 06/01/24 (c)	1,191,580
285,000	5.00%, 06/01/24 (c)	340,378
1,000,000	5.00%, 06/01/24 (c)	1,202,550
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
900,000	5.00%, 06/01/27	1,142,415
750,000	5.00%, 06/01/29	968,970
	East Side Union High School District (GO)
15,000	5.00%, 08/01/23 (c)	17,780
20,000	5.00%, 08/01/23 (c)	23,671
25,000	5.00%, 08/01/23 (c)	29,755
	Eastern Municipal Water District, Financing Authority, Series B (RB)
550,000	5.00%, 07/01/26 (c)	659,813
100,000	5.00%, 07/01/26 (c)	120,660

See Notes to Financial Statements

15

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
$360,000	5.00%, 07/01/26 (c)	$431,258
250,000	5.00%, 07/01/26 (c)	298,192
25,000	5.00%, 07/01/26 (c)	30,428
400,000	5.00%, 07/01/26 (c)	481,600
520,000	El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	622,388
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	36,272
300,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	307,344
	Golden State Tobacco Securitization Corp., Series A (RB)
200,000	3.25%, 06/01/25 (c)	197,932
900,000	5.00%, 06/01/23 (c)	1,041,372
1,185,000	5.00%, 06/01/23 (c)	1,368,426
115,000	5.00%, 06/01/25 (c)	134,652
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	59,177
40,000	5.00%, 08/01/23 (c)	47,608
500,000	5.00%, 08/01/23 (c)	594,490
	Imperial Irrigation District Electric System Revenue, Series C (RB)
180,000	5.00%, 05/01/26 (c)	215,017
750,000	5.00%, 05/01/26 (c)	901,005
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	129,970
	Los Angeles Community College District, Series A (GO)
3,200,000	4.00%, 08/01/24 (c)	3,446,752
1,325,000	5.00%, 08/01/24 (c)	1,589,496
165,000	5.00%, 08/01/24 (c)	197,358
30,000	5.00%, 08/01/24	36,606
1,565,000	5.00%, 08/01/24 (c)	1,882,914
60,000	5.00%, 08/01/24 (c)	73,040
1,355,000	5.00%, 08/01/24 (c)	1,644,645
245,000	5.00%, 08/01/24 (c)	295,634
15,000	Los Angeles Community College District, Series C (GO) 5.00%, 08/01/24	18,303
1,420,000	Los Angeles Community College District, Series F (GO) 5.00%, 08/01/23 (c)	1,682,345
	Los Angeles Community College District, Series G (GO)
1,000,000	4.00%, 08/01/24 (c)	1,103,680
60,000	5.00%, 08/01/24 (c)	72,400
	Los Angeles Community College District, Series I (GO)
750,000	2.13%, 08/01/26 (c)	690,337
25,000	4.00%, 08/01/26	29,410
20,000	4.00%, 08/01/26 (c)	23,143
Principal Amount		Value

California: (continued)
	Los Angeles County Metropolitan Transportation Authority (RB)
$25,000	4.00%, 07/01/26 (c)	$27,822
95,000	5.00%, 06/01/25	117,360
30,000	5.00%, 07/01/25	37,109
40,000	5.00%, 06/01/26 (c)	48,609
30,000	5.00%, 06/01/26 (c)	36,119
245,000	5.00%, 06/01/26 (c)	299,226
115,000	5.00%, 06/01/26 (c)	142,178
15,000	5.00%, 07/01/26 (c)	18,362
710,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series A (RB) 5.00%, 07/01/25 (c)	873,094
15,000	Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	18,143
	Los Angeles County Public Works Financing Authority, Series D (RB)
775,000	5.00%, 12/01/25 (c)	928,489
245,000	5.00%, 12/01/25 (c)	296,332
	Los Angeles Department of Water and Power, Series A (RB)
600,000	3.25%, 01/01/25 (c)	617,796
25,000	5.00%, 07/01/22 (c)	29,000
15,000	5.00%, 07/01/22 (c)	17,290
45,000	5.00%, 01/01/23 (c)	53,018
10,000	5.00%, 01/01/25 (c)	11,949
45,000	5.00%, 01/01/25 (c)	53,439
25,000	5.00%, 01/01/25 (c)	29,507
150,000	5.00%, 01/01/26 (c)	181,349
15,000	5.00%, 01/01/26 (c)	18,210
30,000	5.00%, 01/01/26 (c)	37,104
1,000,000	5.00%, 01/01/27 (c)	1,208,140
	Los Angeles Department of Water and Power, Series B (RB)
25,000	5.00%, 07/01/23 (c)	29,824
30,000	5.00%, 07/01/23 (c)	35,789
50,000	5.00%, 07/01/23 (c)	58,843
500,000	5.00%, 07/01/23 (c)	588,430
1,160,000	5.00%, 01/01/24 (c)	1,367,466
45,000	5.00%, 01/01/26 (c)	53,333
10,000	5.00%, 01/01/26 (c)	12,241
125,000	5.00%, 01/01/26 (c)	151,749
275,000	5.00%, 01/01/27 (c)	330,737
	Los Angeles Department of Water and Power, Series C (RB)
500,000	5.00%, 07/01/27 (c)	606,230
1,000,000	5.00%, 07/01/27 (c)	1,241,550
	Los Angeles Department of Water and Power, Series D (RB)
70,000	5.00%, 07/01/24 (c)	83,327
245,000	5.00%, 07/01/24 (c)	288,627
45,000	5.00%, 07/01/24	54,729
1,275,000	5.00%, 07/01/24 (c)	1,524,798

See Notes to Financial Statements

16

Principal Amount		Value

California: (continued)
	Los Angeles Unified School District, Series A (GO)
$10,000	4.00%, 07/01/23	$11,411
20,000	5.00%, 07/01/21 (c)	22,631
175,000	5.00%, 07/01/21 (c)	198,025
1,050,000	5.00%, 07/01/24	1,279,236
1,455,000	5.00%, 07/01/24	1,772,656
95,000	5.00%, 07/01/25 (c)	116,746
1,475,000	5.00%, 07/01/25 (c)	1,772,832
25,000	5.00%, 07/01/25 (c)	30,264
	Los Angeles Unified School District, Series B (GO)
1,130,000	2.00%, 07/01/26 (c)	1,034,244
250,000	3.00%, 07/01/26 (c)	251,515
700,000	3.00%, 07/01/26 (c)	708,533
70,000	5.00%, 07/01/24	85,282
605,000	5.00%, 07/01/24 (c)	733,242
1,780,000	5.00%, 07/01/26 (c)	2,199,617
2,750,000	5.00%, 07/01/26 (c)	3,347,025
	Los Angeles Unified School District, Series C (GO)
60,000	3.13%, 07/01/24 (c)	63,843
1,330,000	5.00%, 07/01/24	1,620,366
855,000	5.00%, 07/01/24 (c)	1,033,832
800,000	5.00%, 07/01/24 (c)	959,512
1,425,000	5.00%, 07/01/24 (c)	1,718,065
1,300,000	5.00%, 07/01/24 (c)	1,562,821
40,000	Los Angeles Unified School District, Series D (GO) 5.00%, 07/01/24 (c)	48,591
	Metropolitan Water District of Southern California (RB)
20,000	5.00%, 07/01/24	24,324
55,000	5.00%, 07/01/25 (c)	66,930
35,000	5.00%, 07/01/25 (c)	42,984
70,000	5.00%, 01/01/26 (c)	84,397
70,000	5.00%, 01/01/26 (c)	84,862
25,000	5.00%, 01/01/26 (c)	30,413
	Metropolitan Water District of Southern California, Series A (RB)
250,000	2.50%, 07/01/26	261,722
750,000	2.50%, 07/01/27	780,780
	Metropolitan Water District of Southern California, Series G (RB)
185,000	5.00%, 07/01/22 (c)	214,511
50,000	5.00%, 07/01/22 (c)	57,952
	Monterey Peninsula Community College District (GO)
570,000	0.00%, 02/01/26 (c) ^	376,177
975,000	0.00%, 02/01/26 (c) ^	616,180
790,000	0.00%, 02/01/26 (c) ^	572,086
615,000	0.00%, 02/01/26 (c) ^	426,010
200,000	Mount San Antonio Community College District (GO) 0.00%, 08/01/25 ^	168,558
	Municipal Improvement Corp. of Los Angeles (RB)
50,000	5.00%, 11/01/23	59,559
65,000	5.00%, 11/01/26 (c)	79,308
15,000	5.00%, 11/01/26 (c)	18,453
25,000	5.00%, 11/01/26	31,008
Principal Amount		Value

California: (continued)
$500,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	$605,985
	Northern California Transmission Agency (RB)
45,000	5.00%, 05/01/25	54,916
10,000	5.00%, 05/01/26 (c)	11,996
30,000	5.00%, 05/01/26 (c)	36,504
25,000	5.00%, 05/01/26 (c)	30,703
	Oakland Unified School District (GO) (AGM)
50,000	5.00%, 08/01/25 (c)	60,316
925,000	5.00%, 08/01/26 (c)	1,150,848
100,000	5.00%, 08/01/26	125,054
	Oakland Unified School District, Series A (GO)
225,000	5.00%, 08/01/25 (c)	264,386
375,000	5.00%, 08/01/25 (c)	445,290
610,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	702,921
	Orange County Sanitation District (RB)
20,000	5.00%, 02/01/26 (c)	24,152
45,000	5.00%, 02/01/26 (c)	54,720
	Orange County Transportation Authority, 91 Express Lanes Toll Road, Senior Lien (RB)
35,000	5.00%, 08/15/23 (c)	40,980
20,000	5.00%, 08/15/23 (c)	23,562
315,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	342,862
	Palm Springs Unified School District, Series D (GO)
230,000	2.50%, 08/01/26 (c)	211,623
125,000	3.00%, 08/01/26 (c)	128,985
	Palomar Community College District (GO)
690,000	5.00%, 05/01/25 (c)	818,147
55,000	5.00%, 05/01/25 (c)	66,477
35,000	5.00%, 05/01/25 (c)	42,576
150,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	178,904
95,000	Peralta Community College District (GO) 5.00%, 08/01/24 (c)	113,299
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	300,997
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	270,052
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	120,243
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	208,638

See Notes to Financial Statements

17

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB)
$410,000	5.25%, 05/15/23 (c)	$483,681
430,000	5.25%, 05/15/23 (c)	507,744
2,080,000	5.25%, 05/15/23 (c)	2,455,378
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
90,000	2.50%, 05/15/26 (c)	85,271
160,000	4.00%, 05/15/25	184,238
650,000	5.00%, 05/15/26 (c)	762,372
20,000	5.00%, 05/15/26 (c)	24,400
	Regents of the University of California, Series AF (RB)
515,000	5.00%, 05/15/23 (c)	610,110
460,000	5.00%, 05/15/23 (c)	540,408
1,205,000	5.00%, 05/15/23 (c)	1,426,130
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	767,789
	Regents of the University of California, Series AO (RB)
510,000	5.00%, 05/15/25 (c)	603,223
540,000	5.00%, 05/15/25 (c)	659,988
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	599,370
750,000	5.00%, 05/15/26 (c)	909,367
730,000	Regents of the University of California, Series G (RB) 5.00%, 05/15/22 (c)	846,501
	Regents of the University of California, Series I (RB)
1,250,000	5.00%, 05/15/25 (c)	1,484,187
1,115,000	5.00%, 05/15/25 (c)	1,335,848
415,000	5.00%, 05/15/25 (c)	507,213
935,000	5.00%, 05/15/25 (c)	1,125,244
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	551,683
55,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	66,874
20,000	Riverside County Public Financing Authority (RB) 5.00%, 11/01/25	24,547
	Riverside County Transportation Commission, Series A (RB)
705,000	2.00%, 06/01/24 (c)	660,352
10,000	5.25%, 06/01/23 (c)	12,090
490,000	5.25%, 06/01/23 (c)	581,944
275,000	5.25%, 06/01/23 (c)	330,495
50,000	Riverside County, California Asset Leasing Corp. (RB) 4.00%, 06/01/22 (c)	53,765
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	683,585
10,000	5.00%, 12/01/25 (c)	11,989
Principal Amount		Value

California: (continued)
	Sacramento County Sanitation Districts Financing Authority (RB)
$1,045,000	5.00%, 06/01/24 (c)	$1,234,563
250,000	5.00%, 06/01/24 (c)	297,722
15,000	5.00%, 06/01/24 (c)	17,945
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	204,551
250,000	5.00%, 06/01/24 (c)	298,577
	Sacramento Municipal Utility District (RB)
15,000	5.00%, 08/15/22 (c)	17,117
20,000	5.00%, 07/01/25	24,723
1,000,000	5.00%, 08/15/28	1,281,910
750,000	San Bernardino Community College District, Series A (GO) 5.00%, 08/01/23	895,837
500,000	San Bernardino Unified School District, Series A (GO) (AGM) 5.00%, 08/01/23 (c)	584,000
	San Diego Community College District (GO)
140,000	5.00%, 08/01/23 (c)	166,034
10,000	5.00%, 08/01/23 (c)	11,902
560,000	5.00%, 08/01/26 (c)	686,129
45,000	5.00%, 08/01/26 (c)	55,499
	San Diego County Regional Transportation Commission (RB)
40,000	5.00%, 04/01/26 (c)	48,594
60,000	5.00%, 04/01/26 (c)	72,430
45,000	5.00%, 04/01/26 (c)	55,328
70,000	5.00%, 04/01/26 (c)	85,581
	San Diego County Water Authority, Series A (RB)
220,000	5.00%, 11/01/22 (c)	257,981
60,000	5.00%, 11/01/22 (c)	70,644
720,000	5.00%, 11/01/22 (c)	853,474
20,000	5.00%, 05/01/25 (c)	24,096
500,000	5.00%, 05/01/26 (c)	599,815
150,000	5.00%, 05/01/26 (c)	180,713
	San Diego Public Facilities Financing Authority Sewer Revenue (RB)
30,000	5.00%, 05/15/24	36,493
25,000	5.00%, 05/15/25 (c)	30,634
125,000	5.00%, 05/15/25	154,659
80,000	5.00%, 05/15/26 (c)	96,930
30,000	5.00%, 05/15/26 (c)	36,819
	San Diego Public Facilities Financing Authority Water Revenue (RB)
100,000	5.00%, 08/01/23	119,201
70,000	5.00%, 08/01/25	86,356
335,000	San Diego Redevelopment Agency Successor Agency (TA) 5.00%, 09/01/25 (c)	411,042
500,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	593,205

See Notes to Financial Statements

18

Principal Amount		Value

California: (continued)
$1,085,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	$1,278,814
500,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	598,615
15,000	San Diego Unified School District, Series R-4 (GO) 5.00%, 07/01/25 (c)	18,266
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	22,556
470,000	5.00%, 07/01/26 (c)	575,773
30,000	5.00%, 07/01/26	37,778
1,000,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	1,094,940
430,000	San Dieguito Union High School District, Series A-2 (GO) 4.00%, 08/01/23 (c)	465,995
	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB)
170,000	5.00%, 07/01/22 (c)	196,039
25,000	5.00%, 07/01/25	30,904
455,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/22 (c)	526,021
	San Francisco Bay Area Rapid Transit District, Series D (GO)
15,000	5.00%, 08/01/23	17,963
210,000	5.00%, 08/01/25 (c)	254,665
	San Francisco Community College District (GO)
870,000	5.00%, 06/15/24	1,056,902
75,000	5.00%, 06/15/25 (c)	91,836
120,000	5.00%, 06/15/25 (c)	142,986
860,000	5.00%, 06/15/25 (c)	1,035,414
	San Francisco Public Utilities Commission Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	526,205
475,000	5.00%, 10/01/25 (c)	570,727
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	514,540
445,000	3.25%, 06/15/24 (c)	456,201
510,000	5.00%, 06/15/24 (c)	618,492
90,000	5.00%, 06/15/24 (c)	108,581
465,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	506,478
275,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	317,611
10,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	12,087
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	640,988
500,000	5.00%, 11/15/27 (c)	623,415
Principal Amount		Value

California: (continued)
	San Joaquin Delta Community College District (GO)
$10,000	5.00%, 08/01/23	$11,963
25,000	5.00%, 08/01/25 (c)	29,921
80,000	5.00%, 08/01/25 (c)	96,506
	San Jose Evergreen Community College District (GO)
35,000	5.00%, 09/01/24	42,924
25,000	5.00%, 09/01/24 (c)	30,263
	San Jose Financing Authority Lease, Series A (RB)
600,000	5.00%, 06/01/23 (c)	700,458
20,000	5.00%, 06/01/23 (c)	23,605
	San Mateo County Transit District (RB)
25,000	5.00%, 06/01/24	30,463
300,000	5.00%, 06/01/25 (c)	361,605
25,000	5.00%, 06/01/25 (c)	30,566
20,000	San Mateo Joint Powers Financing Authority (RB) 5.00%, 06/15/24 (c)	23,770
670,000	San Mateo Union High School District (GO) 4.00%, 09/01/26 (c)	730,307
10,000	San Ramon Valley Unified School District (GO) 4.00%, 08/01/22 (c)	11,011
750,000	Santa Clara County Financing Authority, Series Q (RB) 4.00%, 05/15/25 (c)	809,175
25,000	Santa Clara Valley Water District (RB) 5.00%, 12/01/25 (c)	30,156
	Sonoma County Junior College District (GO)
50,000	5.00%, 08/01/23 (c)	59,057
15,000	5.00%, 08/01/23 (c)	17,789
	Southern California Public Power Authority (RB)
20,000	5.00%, 07/01/21 (c)	22,654
25,000	5.00%, 07/01/24 (c)	29,657
20,000	5.00%, 07/01/24 (c)	23,561
125,000	5.00%, 07/01/24	152,378
65,000	5.00%, 01/01/25 (c)	79,360
	State of California, Department of Water Resources (RB)
50,000	5.00%, 12/01/23	60,069
15,000	5.00%, 12/01/24	18,356
15,000	5.00%, 12/01/24 (c)	18,122
130,000	5.00%, 12/01/24 (c)	158,116
40,000	5.00%, 12/01/26 (c)	48,768
10,000	5.00%, 12/01/26 (c)	12,265
45,000	5.00%, 12/01/26 (c)	55,486
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	647,477
590,000	3.25%, 04/01/23 (c)	615,004
240,000	3.38%, 09/01/22 (c)	247,615
910,000	3.50%, 09/01/22 (c)	939,402
705,000	4.00%, 09/01/22 (c)	779,878
50,000	4.00%, 09/01/25	57,566
700,000	4.00%, 08/01/26 (c)	763,042

See Notes to Financial Statements

19

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$1,250,000	4.00%, 09/01/26 (c)	$1,376,875
375,000	4.00%, 09/01/26	434,767
230,000	4.00%, 09/01/26 (c)	252,020
1,300,000	4.00%, 09/01/26 (c)	1,424,462
250,000	4.00%, 09/01/26 (c)	272,705
2,155,000	4.00%, 09/01/26 (c)	2,373,732
415,000	5.00%, 04/01/18 (c)	421,868
1,040,000	5.00%, 04/01/18 (c)	1,057,389
965,000	5.00%, 09/01/18 (c)	996,420
190,000	5.00%, 09/01/18 (c)	196,139
700,000	5.00%, 09/01/18 (c)	722,680
1,250,000	5.00%, 09/01/18 (c)	1,290,912
1,050,000	5.00%, 09/01/21 (c)	1,193,850
140,000	5.00%, 09/01/21 (c)	158,956
390,000	5.00%, 09/01/21 (c)	443,430
115,000	5.00%, 09/01/21 (c)	130,801
355,000	5.00%, 09/01/21 (c)	404,065
800,000	5.00%, 09/01/22 (c)	936,912
245,000	5.00%, 09/01/22 (c)	287,432
40,000	5.00%, 09/01/22 (c)	46,702
75,000	5.00%, 02/01/23 (c)	86,516
655,000	5.00%, 02/01/23 (c)	762,335
10,000	5.00%, 02/01/23 (c)	11,749
75,000	5.00%, 04/01/23 (c)	87,032
1,400,000	5.00%, 04/01/23 (c)	1,647,492
95,000	5.00%, 09/01/23 (c)	111,350
755,000	5.00%, 09/01/23 (c)	896,419
250,000	5.00%, 09/01/23 (c)	297,592
1,065,000	5.00%, 09/01/23 (c)	1,267,744
55,000	5.00%, 09/01/23 (c)	65,470
1,400,000	5.00%, 09/01/23 (c)	1,659,658
850,000	5.00%, 09/01/23 (c)	1,011,814
125,000	5.00%, 09/01/23 (c)	145,763
860,000	5.00%, 10/01/23	1,024,888
1,300,000	5.00%, 10/01/23	1,549,249
500,000	5.00%, 11/01/23	596,530
30,000	5.00%, 11/01/23 (c)	35,754
250,000	5.00%, 11/01/23 (c)	298,580
1,000,000	5.00%, 12/01/23 (c)	1,196,240
1,025,000	5.00%, 12/01/23 (c)	1,224,178
1,425,000	5.00%, 12/01/23 (c)	1,705,554
820,000	5.00%, 12/01/23 (c)	981,442
1,350,000	5.00%, 12/01/23 (c)	1,595,187
560,000	5.00%, 12/01/23 (c)	660,290
50,000	5.00%, 12/01/23 (c)	59,941
345,000	5.00%, 12/01/23 (c)	413,589
180,000	5.00%, 12/01/23 (c)	214,978
100,000	5.00%, 03/01/24	119,857
330,000	5.00%, 03/01/24	395,528
825,000	5.00%, 05/01/24	991,237
260,000	5.00%, 08/01/24 (c)	306,657
250,000	5.00%, 08/01/24 (c)	297,632
530,000	5.00%, 08/01/24	639,535
1,485,000	5.00%, 08/01/24	1,791,905
25,000	5.00%, 09/01/24	30,209
725,000	5.00%, 10/01/24 (c)	858,095
1,125,000	5.00%, 10/01/24 (c)	1,349,134
1,100,000	5.00%, 10/01/24 (c)	1,320,726
1,000,000	5.00%, 10/01/24 (c)	1,200,660
50,000	5.00%, 10/01/24	60,502
Principal Amount		Value

California: (continued)
$1,085,000	5.00%, 10/01/24 (c)	$1,301,165
15,000	5.00%, 10/01/24 (c)	18,118
25,000	5.00%, 02/01/25 (c)	30,111
1,300,000	5.00%, 02/01/25 (c)	1,535,885
520,000	5.00%, 02/01/25 (c)	606,788
1,000,000	5.00%, 02/01/25 (c)	1,187,330
1,000,000	5.00%, 02/01/25 (c)	1,191,020
20,000	5.00%, 02/01/25 (c)	23,924
800,000	5.00%, 03/01/25 (c)	959,848
450,000	5.00%, 03/01/25 (c)	536,872
2,465,000	5.00%, 03/01/25	2,996,824
130,000	5.00%, 03/01/25 (c)	157,255
400,000	5.00%, 03/01/25 (c)	470,692
40,000	5.00%, 03/01/25	48,630
690,000	5.00%, 03/01/25 (c)	834,658
1,425,000	5.00%, 08/01/25 (c)	1,687,670
620,000	5.00%, 08/01/25	757,838
1,035,000	5.00%, 08/01/25 (c)	1,245,260
75,000	5.00%, 08/01/25 (c)	89,410
1,160,000	5.00%, 08/01/25 (c)	1,391,072
185,000	5.00%, 08/01/25 (c)	225,236
1,305,000	5.00%, 09/01/25 (c)	1,572,734
1,300,000	5.00%, 09/01/25 (c)	1,541,982
25,000	5.00%, 09/01/25	30,593
30,000	5.00%, 09/01/25 (c)	36,299
1,000,000	5.00%, 09/01/25	1,223,720
500,000	5.00%, 08/01/26 (c)	603,755
850,000	5.00%, 08/01/26	1,052,138
475,000	5.00%, 08/01/26 (c)	576,916
600,000	5.00%, 08/01/26 (c)	717,174
155,000	5.00%, 08/01/26 (c)	184,466
500,000	5.00%, 08/01/26 (c)	607,280
1,000,000	5.00%, 09/01/26	1,239,880
390,000	5.00%, 09/01/26 (c)	464,771
1,000,000	5.00%, 09/01/26 (c)	1,215,520
500,000	5.00%, 09/01/26 (c)	601,555
250,000	5.00%, 09/01/26 (c)	302,325
15,000	5.00%, 09/01/26	18,598
440,000	5.00%, 09/01/26	545,547
320,000	5.00%, 09/01/26 (c)	384,995
2,000,000	5.00%, 09/01/26 (c)	2,431,040
500,000	5.00%, 09/01/26 (c)	611,340
2,500,000	5.00%, 09/01/26 (c)	2,992,400
925,000	5.00%, 08/01/27 (c)	1,131,081
1,870,000	5.00%, 08/01/27 (c)	2,301,222
2,000,000	5.00%, 08/01/27 (c)	2,476,940
500,000	5.00%, 11/01/27 (c)	610,465
175,000	5.25%, 08/01/25 (c)	211,298
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	117,303
85,000	5.00%, 02/01/26 (c)	101,866
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	145,893
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	291,442
775,000	5.00%, 11/01/23 (c)	926,582
50,000	5.00%, 11/01/24	61,137
1,440,000	5.00%, 11/01/24 (c)	1,725,970

See Notes to Financial Statements

20

Principal Amount		Value

California: (continued)
$270,000	5.00%, 05/01/26 (c)	$332,059
775,000	5.00%, 05/01/26 (c)	958,590
750,000	5.00%, 05/01/26 (c)	913,245
115,000	Tuolumne Wind Project Authority (RB) 5.00%, 01/01/27	144,961
	University of California (RB)
65,000	5.00%, 05/15/22 (c)	75,095
90,000	5.00%, 05/15/22 (c)	103,337
225,000	5.00%, 05/15/23 (c)	261,873
40,000	5.00%, 05/15/23 (c)	47,434
100,000	5.00%, 05/15/24	121,366
20,000	5.00%, 05/15/25 (c)	23,747
955,000	5.00%, 05/15/25 (c)	1,139,028
15,000	5.00%, 05/15/25 (c)	18,475
70,000	5.00%, 05/15/25 (c)	86,218
60,000	5.00%, 05/15/25	73,854
120,000	5.00%, 05/15/25 (c)	145,254
10,000	5.00%, 05/15/26 (c)	12,056
100,000	5.25%, 05/15/24 (c)	120,499
25,000	Ventura County Community College District (GO) 5.00%, 08/01/25 (c)	29,921
	Ventura County Public Financing Authority, Series A (RB)
370,000	5.00%, 11/01/22 (c)	429,607
195,000	5.00%, 11/01/22 (c)	227,945
	Walnut Energy Center Authority (RB)
180,000	5.00%, 07/01/24 (c)	212,053
45,000	5.00%, 07/01/24 (c)	53,879
35,000	5.00%, 07/01/24 (c)	42,149
	West Basin Municipal Water District, Series A (RB)
65,000	5.00%, 02/01/26 (c)	77,789
95,000	5.00%, 02/01/26 (c)	116,001
100,000	5.00%, 02/01/26 (c)	123,129
	West Contra Costa Unified School District (GO)
20,000	5.00%, 08/01/25 (c)	23,687
95,000	5.00%, 08/01/25 (c)	113,178
55,000	5.00%, 08/01/25 (c)	65,826
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	599,205
		282,680,315
Colorado: 1.2%
540,000	Adams & Arapahoe Joint School District 28J Aurora, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	653,443
25,000	Adams 12 Five Star Schools (GO) (SAW) 4.00%, 12/15/22	27,990
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	308,012
150,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	176,561
Principal Amount		Value

Colorado: (continued)
$155,000	Board of Governors of Colorado State University System (RB) 5.00%, 03/01/33	$190,993
	Board of Governors of Colorado State University System, Series A (RB)
460,000	5.00%, 03/01/29	562,667
20,000	5.00%, 03/01/30	24,537
30,000	Boulder Larimer and Weld Counties, St. Vrain Valley School District No. Re-1J, Series A (GO) (SAW) 5.00%, 12/15/25 (c)	36,588
1,050,000	Boulder Valley School District No. Re-2 Boulder, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,205,599
25,000	City and County of Denver, Aviation Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	28,874
	City and County of Denver, Department of Aviation Airport System, Series B (RB)
1,040,000	4.00%, 11/15/22 (c)	1,105,270
255,000	5.00%, 11/15/22 (c)	296,789
100,000	City and County of Denver, Series A (RB) 5.00%, 08/01/23	118,354
	City of Aurora, Water Revenue, First Lien (RB)
20,000	5.00%, 08/01/24	24,105
35,000	5.00%, 08/01/25	42,838
115,000	5.00%, 08/01/26 (c)	136,960
45,000	5.00%, 08/01/26 (c)	53,866
40,000	Colorado City and County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	46,824
	Colorado City, Utilities System, Series A (RB)
100,000	5.00%, 11/15/27 (c)	121,969
110,000	5.00%, 11/15/27 (c)	134,933
100,000	5.00%, 11/15/27 (c)	123,569
500,000	Colorado Health Facilities Authority, Hospital Revenue, Series B (RB) 5.00%, 05/15/26 (c)	588,775
2,095,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	2,539,999
	Colorado Higher Education, Series A (CP)
1,010,000	5.00%, 11/01/23	1,192,951
55,000	5.00%, 11/01/24	66,042
115,000	5.00%, 11/01/26	141,471
	Denver City and County School District No. 1 (GO) (SAW)
20,000	5.00%, 12/01/22 (c)	23,094
280,000	5.00%, 12/01/25	344,260
385,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	441,660

See Notes to Financial Statements

21

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Colorado: (continued)
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
$530,000	5.00%, 12/15/25 (c)	$639,779
890,000	5.00%, 12/15/25 (c)	1,081,724
	Park Creek Metropolitan District, Series A (RB)
550,000	5.00%, 12/01/25 (c)	610,885
250,000	5.00%, 12/01/25 (c)	278,422
100,000	Platte River Power Authority (RB) 5.00%, 06/01/24	120,117
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,172,884
775,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	872,665
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	605,952
1,000,000	4.00%, 06/01/26 (c)	1,086,180
540,000	4.00%, 06/01/26 (c)	591,273
	Regional Transportation District, Fastracks Project, Series A (RB)
1,000,000	5.00%, 11/01/22 (c)	1,166,330
605,000	5.00%, 11/01/22 (c)	702,465
100,000	5.00%, 11/01/22 (c)	116,162
75,000	5.00%, 11/01/27	93,601
10,000	5.00%, 11/01/29	12,601
10,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	11,468
365,000	School District No. 27J of Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	401,182
15,000	University of Colorado, Series A (RB) 5.00%, 06/01/24 (c)	17,956
	University of Colorado, Series B (RB)
25,000	5.00%, 06/01/24 (c)	29,978
45,000	5.00%, 06/01/24	54,395
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	854,118
30,000	5.00%, 06/01/25	36,750
		21,315,880
Connecticut: 2.7%
500,000	Connecticut Housing Finance Authority (RB) 3.20%, 11/15/26 (c)	504,860
260,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	256,547
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,245,000	5.00%, 07/01/24 (c)	1,440,677
125,000	5.00%, 07/01/24 (c)	146,623
20,000	5.00%, 07/01/24 (c)	23,596
Principal Amount		Value

Connecticut: (continued)
$1,195,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	$1,167,885
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
230,000	5.00%, 01/01/23 (c)	261,869
550,000	5.00%, 10/01/23 (c)	622,556
120,000	5.00%, 09/01/24 (c)	137,188
25,000	South Central Connecticut Regional Water Authority (RB) 5.00%, 08/01/26 (c)	30,100
	State of Connecticut Clean Water Fund (RB)
125,000	3.13%, 03/01/25 (c)	127,756
20,000	5.00%, 03/01/23 (c)	23,483
15,000	5.00%, 03/01/23 (c)	17,545
20,000	5.00%, 03/01/24	23,945
1,000,000	5.00%, 05/01/27 (c)	1,199,890
	State of Connecticut Special Tax Revenue (RB)
30,000	5.00%, 01/01/23 (c)	33,580
135,000	5.00%, 10/01/23 (c)	151,706
150,000	5.00%, 10/01/23 (c)	168,041
215,000	5.00%, 10/01/23 (c)	245,517
155,000	5.00%, 10/01/23 (c)	176,176
10,000	5.00%, 09/01/24	11,718
295,000	5.00%, 09/01/24	345,684
150,000	5.00%, 09/01/24 (c)	168,792
295,000	5.00%, 09/01/24 (c)	343,047
175,000	5.00%, 09/01/24 (c)	202,309
775,000	5.00%, 08/01/25 (c)	880,834
40,000	5.00%, 08/01/25 (c)	47,156
240,000	5.00%, 08/01/25 (c)	275,095
10,000	5.00%, 08/01/25 (c)	11,789
225,000	5.00%, 08/01/25 (c)	263,522
335,000	5.00%, 09/01/26 (c)	394,878
1,375,000	5.00%, 09/01/26 (c)	1,583,436
10,000	5.00%, 09/01/26	11,970
	State of Connecticut, Series A (GO)
230,000	3.25%, 03/15/26 (c)	222,937
30,000	5.00%, 10/15/20 (c)	32,757
1,435,000	5.00%, 10/15/23 (c)	1,633,963
1,305,000	5.00%, 10/15/23 (c)	1,478,996
55,000	5.00%, 10/15/23 (c)	62,757
1,115,000	5.00%, 03/01/24 (c)	1,277,232
425,000	5.00%, 03/01/24 (c)	484,967
200,000	5.00%, 03/01/24 (c)	230,746
125,000	5.00%, 03/01/24 (c)	140,000
65,000	5.00%, 03/01/25 (c)	78,974
1,000,000	5.00%, 03/15/25 (c)	1,130,610
630,000	5.00%, 03/15/26 (c)	739,425
1,000,000	5.00%, 04/15/27 (c)	1,172,520
	State of Connecticut, Series B (GO)
100,000	3.00%, 03/01/23 (c)	100,982
30,000	4.00%, 11/15/24 (c)	31,598
25,000	5.00%, 04/15/22 (c)	27,309

See Notes to Financial Statements

22

Principal Amount		Value

Connecticut: (continued)
$545,000	5.00%, 03/01/23 (c)	$614,907
400,000	5.00%, 05/15/25	470,096
1,855,000	5.00%, 06/15/25 (c)	2,169,256
290,000	5.00%, 06/15/25 (c)	329,022
1,095,000	5.00%, 05/15/26	1,293,173
	State of Connecticut, Series C (GO)
25,000	5.00%, 07/15/23 (c)	27,699
1,025,000	5.00%, 07/15/23 (c)	1,162,698
445,000	5.00%, 07/15/23 (c)	506,308
1,040,000	5.00%, 12/15/23	1,209,728
1,000,000	5.00%, 06/15/25	1,176,230
130,000	State of Connecticut, Series D (GO) 4.00%, 08/15/23 (c)	137,990
	State of Connecticut, Series E (GO)
410,000	4.00%, 09/15/22 (c)	431,287
500,000	4.00%, 09/01/24 (c)	542,885
585,000	4.00%, 09/01/24 (c)	611,296
75,000	4.00%, 09/01/24 (c)	77,906
90,000	4.38%, 08/15/23 (c)	95,591
535,000	5.00%, 09/15/22 (c)	602,747
440,000	5.00%, 09/15/22 (c)	485,874
305,000	5.00%, 09/15/22 (c)	337,531
25,000	5.00%, 08/15/23 (c)	27,947
225,000	5.00%, 08/15/23 (c)	256,288
1,250,000	5.00%, 08/15/23 (c)	1,429,637
	State of Connecticut, Series F (GO)
310,000	3.25%, 11/15/25 (c)	314,607
375,000	5.00%, 11/15/24	440,959
1,285,000	5.00%, 11/15/24 (c)	1,479,446
160,000	5.00%, 11/15/25 (c)	187,939
15,000	5.00%, 11/15/25	17,715
420,000	5.00%, 11/15/25 (c)	481,198
	State of Connecticut, Series G (GO)
570,000	4.00%, 10/15/22 (c)	600,073
30,000	4.00%, 10/15/22 (c)	32,316
280,000	5.00%, 10/15/22 (c)	315,893
195,000	5.00%, 10/15/22 (c)	221,368
75,000	5.00%, 10/15/22 (c)	85,331
10,000	5.00%, 06/15/23	11,541
	State of Connecticut, Special Tax Revenue, Series A (RB)
120,000	5.00%, 09/01/24 (c)	136,066
245,000	5.00%, 08/01/25 (c)	282,110
205,000	5.00%, 08/01/25 (c)	238,532
260,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	293,236
	University of Connecticut (RB)
190,000	5.00%, 11/15/22 (c)	215,131
100,000	5.00%, 11/15/22 (c)	113,944
200,000	5.00%, 02/15/25 (c)	226,976
870,000	5.00%, 01/15/26	1,032,499
440,000	5.00%, 03/15/26 (c)	510,338
885,000	5.00%, 01/15/27 (c)	1,036,477
1,550,000	5.00%, 01/15/27	1,854,063
	University of Connecticut, Series A (RB)
230,000	3.00%, 03/15/26 (c)	221,460
315,000	5.00%, 02/15/23 (c)	363,025
630,000	5.00%, 08/15/23 (c)	725,697
860,000	5.00%, 02/15/25 (c)	992,457
Principal Amount		Value

Connecticut: (continued)
$305,000	5.00%, 03/15/26 (c)	$349,841
320,000	5.00%, 03/15/26 (c)	375,581
515,000	5.00%, 03/15/26 (c)	601,087
		47,898,545
Delaware: 0.3%
	Delaware Transportation Authority (RB)
80,000	4.00%, 07/01/24	91,490
30,000	4.00%, 07/01/25	34,519
85,000	5.00%, 07/01/23	100,841
55,000	5.00%, 07/01/24	66,542
20,000	5.00%, 07/01/25	24,659
50,000	5.00%, 07/01/26	62,463
	New Castle County (GO)
250,000	5.00%, 10/01/23	299,025
125,000	5.00%, 10/01/24	152,345
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	510,090
500,000	4.00%, 03/01/27 (c)	565,615
1,000,000	5.00%, 03/01/26	1,243,880
	State of Delaware, Series A (GO)
500,000	2.13%, 03/01/26 (c)	497,005
550,000	5.00%, 08/01/23 (c)	652,608
1,010,000	State of Delaware, Series B (GO) 5.00%, 07/01/24 (c)	1,220,545
		5,521,627
District of Columbia: 0.7%
	District of Columbia (RB)
15,000	5.00%, 12/01/22 (c)	17,423
10,000	5.00%, 06/01/23	11,820
10,000	5.00%, 07/15/23	11,723
15,000	5.00%, 06/01/24	18,069
35,000	5.00%, 12/01/24	42,440
30,000	5.00%, 06/01/25	36,631
420,000	5.00%, 06/01/25 (c)	494,311
20,000	5.00%, 12/01/25	24,573
185,000	5.00%, 06/01/26 (c)	224,172
35,000	5.00%, 06/01/26 (c)	42,962
10,000	5.00%, 06/01/26	12,372
30,000	5.00%, 06/01/26 (c)	36,145
20,000	5.00%, 12/01/26 (c)	24,165
25,000	5.00%, 12/01/26 (c)	30,207
530,000	5.00%, 04/01/27 (c)	638,544
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
305,000	3.00%, 12/01/22 (c)	300,257
1,350,000	5.00%, 12/01/22 (c)	1,557,414
915,000	5.00%, 12/01/22 (c)	1,064,264
170,000	5.00%, 12/01/22 (c)	196,835
115,000	5.00%, 12/01/22 (c)	132,910
	District of Columbia, Series A (GO)
245,000	5.00%, 06/01/23	289,585
1,085,000	5.00%, 06/01/23 (c)	1,271,685
290,000	5.00%, 06/01/26 (c)	344,195
250,000	5.00%, 06/01/26 (c)	297,992
100,000	5.00%, 06/01/27 (c)	120,235
280,000	District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	327,034
150,000	District of Columbia, Series D (GO) 5.00%, 12/01/26 (c)	183,429

See Notes to Financial Statements

23

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

District of Columbia: (continued)
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
$1,000,000	5.00%, 10/01/25 (c)	$1,176,910
1,000,000	5.00%, 10/01/25 (c)	1,196,720
45,000	5.00%, 10/01/25 (c)	54,287
1,030,000	5.00%, 04/01/26 (c)	1,215,709
160,000	5.00%, 04/01/26 (c)	189,779
330,000	Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/27	410,035
300,000	Washington Metropolitan Area Transit Authority, Series A-2 (RB) 5.00%, 07/01/27 (c)	362,880
	Washington Metropolitan Area Transit Authority, Series B (RB)
300,000	5.00%, 07/01/27 (c)	364,887
100,000	5.00%, 07/01/27	124,253
		12,846,852
Florida: 4.6%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,711
275,000	Broward County School Board, Sewer Utility Series A (CP) 5.00%, 07/01/25	332,475
	Broward County, Florida Water and Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	29,194
70,000	5.00%, 10/01/22 (c)	81,780
1,490,000	Central Florida Expressway Authority, Senior Lien, Series A (RB) 3.00%, 07/01/26 (c)	1,462,152
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	36,365
85,000	5.00%, 07/01/26	104,129
660,000	City of Cape Coral, Water and Sewer Revenue (AGM) (SA) 2.50%, 09/01/24	671,642
135,000	City of Gainesville, Utilities System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	157,091
	City of Jacksonville (RB)
310,000	3.00%, 10/01/25 (c)	310,865
100,000	3.00%, 10/01/25 (c)	99,660
50,000	5.00%, 10/01/22 (c)	57,517
1,000,000	5.00%, 10/01/24 (c)	1,164,020
515,000	5.00%, 10/01/24 (c)	597,688
40,000	5.00%, 10/01/25	48,384
50,000	5.00%, 10/01/25 (c)	59,996
200,000	5.00%, 10/01/25 (c)	234,754
	City of Jacksonville, Better Jacksonville Sales Tax Revenue, Series A (RB)
610,000	5.00%, 10/01/22 (c)	690,648
1,185,000	5.00%, 10/01/25	1,437,227
	City of Jacksonville, Series C (RB)
380,000	5.00%, 10/01/22 (c)	438,676
Principal Amount		Value

Florida: (continued)
$200,000	5.00%, 10/01/22 (c)	$230,068
765,000	5.00%, 10/01/22 (c)	885,862
100,000	5.00%, 10/01/22 (c)	115,646
450,000	City of Jacksonville, Transportation Revenue (RB) 3.25%, 10/01/25 (c)	453,123
	City of Lakeland, Department of Electric Utilities (RB)
125,000	5.00%, 10/01/23	148,114
500,000	5.00%, 10/01/24	601,770
295,000	5.00%, 04/01/26 (c)	360,151
	City of Lakeland, Lakeland Regional Health System (RB)
500,000	5.00%, 11/15/26 (c)	595,635
10,000	5.00%, 11/15/26	12,105
	City of Orlando, Florida, Series A (RB)
25,000	5.25%, 05/01/24 (c)	30,558
750,000	5.25%, 05/01/24 (c)	916,740
1,015,000	5.25%, 05/01/24 (c)	1,240,655
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	542,155
585,000	5.00%, 09/01/26 (c)	698,174
	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB)
120,000	4.00%, 09/01/22 (c)	124,894
70,000	5.00%, 09/01/22 (c)	78,593
45,000	County of Hillsborough FL (RB) 5.00%, 11/01/24	53,645
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	118,429
	County of Miami-Dade (RB)
460,000	0.00%, 10/01/26 (c) ^	257,034
920,000	0.00%, 10/01/26 (c) ^	540,408
90,000	5.00%, 07/01/20 (c)	98,565
10,000	5.00%, 07/01/23	11,786
100,000	5.00%, 07/01/23	117,863
75,000	5.00%, 06/01/25	89,113
25,000	5.00%, 07/01/25	30,363
135,000	5.00%, 10/01/26	164,223
310,000	5.00%, 10/01/26 (c)	369,666
	County of Miami-Dade, Aviation Revenue, Series A (RB)
20,000	5.00%, 10/01/26 (c)	23,762
750,000	5.00%, 10/01/26 (c)	874,837
25,000	5.00%, 10/01/26 (c)	30,121
1,060,000	5.00%, 10/01/26 (c)	1,266,817
	County of Miami-Dade, Aviation Revenue, Series B (RB)
70,000	4.00%, 10/01/22 (c)	77,072
15,000	5.00%, 10/01/22 (c)	17,134
20,000	5.00%, 10/01/24 (c)	23,587
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
100,000	5.00%, 07/01/25 (c)	117,716
250,000	5.00%, 07/01/26 (c)	294,992
1,000,000	5.00%, 07/01/26 (c)	1,197,940

See Notes to Financial Statements

24

Principal Amount		Value

Florida: (continued)
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
$445,000	3.00%, 07/01/24 (c)	$450,367
1,525,000	4.00%, 07/01/24 (c)	1,662,616
70,000	5.00%, 07/01/24 (c)	83,666
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
1,125,000	5.00%, 04/01/26 (c)	1,344,735
500,000	5.00%, 04/01/26 (c)	601,035
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,152,850
365,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/24	431,988
	County of Miami-Dade, Florida Subordinate Special Obligation, Series A (RB)
675,000	5.00%, 10/01/22 (c)	774,765
1,100,000	5.00%, 10/01/22 (c)	1,272,106
85,000	5.00%, 10/01/22 (c)	98,429
	County of Miami-Dade, Florida Transit System (RB)
355,000	3.25%, 07/01/22 (c)	365,064
105,000	3.38%, 07/01/22 (c)	108,177
100,000	5.00%, 07/01/22 (c)	113,915
300,000	County of Miami-Dade, Seaport Revenue, Series A (RB) 5.50%, 10/01/23 (c)	349,725
240,000	County of Miami-Dade, Series A (RB) 5.00%, 10/01/22 (c)	276,691
	County of Miami-Dade, Water and Sewer System (RB)
120,000	5.00%, 10/01/23	142,189
975,000	5.00%, 10/01/24	1,173,451
270,000	5.00%, 10/01/25	329,011
100,000	5.25%, 10/01/23 (c)	118,224
40,000	County of Orange, Tourist Development Tax Revenue (RB) 5.00%, 10/01/25 (c)	48,546
	County of Palm Beach, Public Improvement (RB)
300,000	5.00%, 06/01/22 (c)	345,303
65,000	5.00%, 06/01/22 (c)	74,940
435,000	5.00%, 06/01/22 (c)	501,733
	Florida Department of Environmental Protection, Series A (RB)
30,000	5.00%, 07/01/23	35,412
115,000	5.00%, 07/01/25	140,312
	Florida Department of Management Services, Series A (CP)
145,000	5.00%, 08/01/23	170,829
100,000	5.00%, 08/01/24	119,892
105,000	5.00%, 08/01/25	126,831
1,000,000	5.00%, 09/01/27 (c)	1,243,280
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	569,870
Principal Amount		Value

Florida: (continued)
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
$1,555,000	5.00%, 10/01/26 (c)	$1,852,922
1,655,000	5.00%, 10/01/26 (c)	1,989,608
145,000	5.00%, 10/01/27	178,659
	Florida State Board of Education, Public Education Capital Outlay, Series B (GO)
650,000	3.00%, 06/01/24 (c)	671,599
280,000	4.00%, 06/01/22 (c)	309,173
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
35,000	3.00%, 06/01/22 (c)	35,404
610,000	3.00%, 06/01/24 (c)	618,009
570,000	4.00%, 06/01/22 (c)	628,060
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,210,570
	Florida’s Turnpike Enterprise, Series B (RB)
225,000	5.00%, 07/01/25 (c)	269,552
30,000	5.00%, 07/01/25 (c)	36,223
110,000	5.00%, 07/01/25 (c)	133,163
50,000	Florida’s Turnpike Enterprise, Series C (RB) 5.00%, 07/01/23	58,991
1,130,000	Halifax Hospital Medical Center, Daytona Beach (RB) 3.38%, 06/01/26 (c)	1,120,847
	Hernando County School District, Series A (CP) (AGM)
530,000	3.00%, 07/01/26 (c)	513,188
530,000	3.00%, 07/01/26 (c)	517,656
	JEA Electric System Revenue, Series A (RB)
95,000	5.00%, 10/01/23 (c)	109,959
20,000	5.00%, 10/01/23 (c)	23,379
10,000	JEA Electric System Revenue, Series C (RB) 5.00%, 04/01/23 (c)	11,538
	JEA Water and Sewer System Revenue, Series A (RB)
65,000	5.00%, 10/01/22 (c)	75,369
30,000	5.00%, 04/01/24 (c)	36,153
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	367,916
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,325,000	5.00%, 02/01/24 (c)	1,542,088
975,000	5.00%, 02/01/24 (c)	1,132,882
1,000,000	5.00%, 02/01/24 (c)	1,145,600
1,250,000	5.00%, 02/01/24 (c)	1,478,825
640,000	5.00%, 02/01/24 (c)	752,621
145,000	5.00%, 02/01/24 (c)	169,588

See Notes to Financial Statements

25

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA)
$75,000	5.00%, 02/01/24 (c)	$85,640
430,000	5.00%, 02/01/24	508,995
180,000	Miami-Dade County Building Better Communities Program, Series A (GO) 5.00%, 07/01/25	218,615
505,000	Miami-Dade County Building Better Communities Program, Series B (GO) 4.00%, 07/01/24 (c)	554,475
	Miami-Dade County Expressway Authority (RB)
30,000	5.00%, 07/01/23	34,988
120,000	5.00%, 07/01/24 (c)	141,942
100,000	5.00%, 07/01/24 (c)	117,603
25,000	5.00%, 07/01/26 (c)	28,975
55,000	5.00%, 07/01/26 (c)	64,666
1,020,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,144,593
	Orange County School Board (CP)
15,000	5.00%, 08/01/22 (c)	17,434
155,000	5.00%, 08/01/25 (c)	182,013
45,000	5.00%, 08/01/25 (c)	53,295
1,900,000	5.00%, 08/01/26 (c)	2,235,122
410,000	Orange County Tourist Development Tax (RB) 5.00%, 10/01/30	520,442
	Orlando and Orange County Expressway Authority (RB) (AGM)
250,000	3.00%, 07/01/22 (c)	259,040
70,000	5.00%, 07/01/22 (c)	80,722
1,005,000	5.00%, 07/01/22 (c)	1,157,951
100,000	Orlando and Orange County Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	113,746
165,000	Orlando and Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	192,339
	Orlando Utilities Commission, Series A (RB)
1,190,000	5.00%, 10/01/24	1,439,079
55,000	5.00%, 04/01/25 (c)	64,170
50,000	5.00%, 10/01/25	61,215
	Orlando-Orange County Expressway Authority (RB)
25,000	5.00%, 07/01/23 (c)	29,099
25,000	5.00%, 07/01/23 (c)	28,522
205,000	5.00%, 07/01/23 (c)	234,698
10,000	Palm Beach County Health Facilities Authority, Act Retirement—Life Communities, Inc., Obligated Group (RB) 5.00%, 11/15/26 (c)	11,462
Principal Amount		Value

Florida: (continued)
	Palm Beach County School District (CP)
$10,000	5.00%, 08/01/23	$11,781
70,000	5.00%, 08/01/25 (c)	83,614
50,000	5.00%, 08/01/25	60,675
50,000	Palm Beach County Solid Waste Authority (RB) 5.00%, 10/01/21 (c)	56,628
	Reedy Creek Improvement District (GO)
15,000	5.00%, 06/01/23 (c)	17,695
65,000	5.00%, 06/01/26 (c)	77,423
85,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (GO) 5.25%, 06/01/23 (c)	100,058
135,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	137,294
	School Board of Miami-Dade County, Series A (CP)
10,000	5.00%, 05/01/25 (c)	11,588
40,000	5.00%, 05/01/25 (c)	47,641
170,000	5.00%, 05/01/25	203,383
570,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	674,566
	School Board of Miami-Dade County, Series C (CP)
585,000	3.25%, 02/01/21 (c)	587,855
305,000	3.25%, 02/01/21 (c)	307,333
20,000	5.00%, 02/01/26 (c)	23,092
	School Board of Miami-Dade County, Series D (CP)
120,000	5.00%, 02/01/24	141,040
265,000	5.00%, 11/01/24 (c)	309,695
130,000	5.00%, 02/01/25	155,025
250,000	5.00%, 02/01/26 (c)	298,365
80,000	5.00%, 02/01/26	96,473
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	235,994
400,000	South Broward Hospital District, South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	476,572
420,000	South Florida Water Management District (CP) 3.00%, 04/01/26 (c)	421,235
500,000	St. Johns River Power Park, Issue 3, Series 7 (RB) 3.00%, 10/01/19 (c)	509,055
20,000	St. Lucie County School Board (CP) 3.25%, 07/01/23 (c)	20,669
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
15,000	5.00%, 07/01/23	17,697
115,000	5.00%, 07/01/23 (c)	135,884
115,000	5.00%, 07/01/24	138,009
100,000	5.00%, 07/01/25	121,453
135,000	5.00%, 07/01/26	165,981

See Notes to Financial Statements

26

Principal Amount		Value

Florida: (continued)
$1,015,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	$1,232,748
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO)
530,000	3.00%, 07/01/27 (c)	540,711
1,275,000	5.00%, 06/01/24 (c)	1,528,865
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,438
115,000	5.00%, 06/01/22 (c)	132,642
60,000	5.00%, 06/01/22 (c)	69,061
20,000	5.00%, 06/01/23	23,663
25,000	5.00%, 06/01/24 (c)	29,978
25,000	5.00%, 06/01/24	30,133
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series C (GO)
500,000	3.00%, 06/01/24 (c)	506,565
250,000	3.00%, 06/01/24 (c)	253,585
55,000	4.00%, 06/01/22 (c)	60,730
1,000,000	4.00%, 06/01/26 (c)	1,101,370
490,000	4.00%, 06/01/26 (c)	543,243
70,000	5.00%, 06/01/22 (c)	80,940
20,000	5.00%, 06/01/23 (c)	23,569
115,000	5.00%, 06/01/23 (c)	136,130
125,000	5.00%, 06/01/23 (c)	147,018
200,000	5.00%, 06/01/23	236,632
20,000	5.00%, 06/01/24 (c)	23,982
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series D (GO)
10,000	4.00%, 06/01/26	11,587
25,000	5.00%, 06/01/22 (c)	28,835
40,000	5.00%, 06/01/22 (c)	46,040
40,000	5.00%, 06/01/25	48,936
10,000	5.00%, 06/01/26 (c)	12,266
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series E (GO)
1,000,000	2.38%, 06/01/26 (c)	937,460
400,000	3.00%, 06/01/25 (c)	407,896
45,000	5.00%, 06/01/24	54,239
20,000	5.00%, 06/01/25	24,468
25,000	5.00%, 06/01/26	30,953
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series F (GO)
50,000	5.00%, 06/01/24	60,266
35,000	5.00%, 06/01/25 (c)	42,406
10,000	5.00%, 06/01/25 (c)	12,195
35,000	5.00%, 06/01/26 (c)	42,931
	State of Florida, Department of Transportation, Series A (RB)
30,000	3.00%, 07/01/22 (c)	30,194
600,000	3.00%, 07/01/27 (c)	590,682
40,000	5.00%, 07/01/26	49,573
30,000	5.00%, 07/01/26 (c)	37,153
Principal Amount		Value

Florida: (continued)
	State of Florida, Department of Transportation, Series B (RB)
$555,000	2.63%, 07/01/25 (c)	$562,903
150,000	5.00%, 07/01/24	180,012
	Tampa Bay Water (RB)
35,000	5.00%, 10/01/25 (c)	42,678
15,000	5.00%, 10/01/25	18,401
	Tampa-Hillsborough County Expressway Authority, Series A (RB)
1,500,000	4.00%, 07/01/22 (c)	1,604,580
740,000	5.00%, 07/01/22 (c)	842,616
10,000	Tohopekaliga Water Authority (RB) 5.00%, 10/01/23	11,855
	Volusia County School Board (CP)
80,000	5.00%, 08/01/24 (c)	95,020
15,000	5.00%, 08/01/24 (c)	17,910
		79,831,456
Georgia: 2.3%
	Atlanta Airport Passenger Facility, Series A (RB)
245,000	5.00%, 01/01/24 (c)	288,350
395,000	5.00%, 01/01/24 (c)	471,729
	City of Atlanta Department of Aviation, Series A (RB)
60,000	5.00%, 01/01/24 (c)	71,230
40,000	5.00%, 01/01/24 (c)	47,900
1,000,000	City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien, Series A (RB) 5.00%, 01/01/24 (c)	1,166,190
	City of Atlanta, Public Improvement (GO)
380,000	4.50%, 12/01/24 (c)	439,706
25,000	4.88%, 12/01/24 (c)	29,942
330,000	5.00%, 12/01/24 (c)	392,891
	City of Atlanta, Water and Wastewater Revenue (RB)
1,385,000	5.00%, 05/01/25 (c)	1,631,779
1,750,000	5.00%, 05/01/25 (c)	2,052,627
45,000	5.00%, 05/01/25 (c)	54,600
15,000	5.00%, 05/01/25 (c)	17,752
345,000	City of Atlanta, Water and Wastewater Revenue, Series B (RB) 5.25%, 11/01/23 (c)	408,501
1,020,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,216,401
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	294,742
125,000	Cobb County Kennestone Hospital Authority (RB) 5.00%, 04/01/23 (c)	141,414
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	867,705
25,000	County of Forsyth (GO) 5.00%, 03/01/25 (c)	30,318

See Notes to Financial Statements

27

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Georgia: (continued)
$65,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) 3.45%, 12/01/22 (c)	$66,334
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
650,000	2.90%, 12/01/25 (c)	653,594
275,000	3.00%, 06/01/24 (c)	277,720
	Henry County School District (GO) (SAW)
15,000	5.00%, 08/01/25	18,323
95,000	5.00%, 08/01/26	117,764
60,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB) 5.00%, 07/01/22 (c)	69,336
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series B (RB)
1,300,000	5.00%, 07/01/26 (c)	1,550,601
30,000	5.00%, 07/01/26 (c)	35,990
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series C (RB)
485,000	5.00%, 07/01/26 (c)	587,742
235,000	5.00%, 07/01/26 (c)	287,055
420,000	5.00%, 07/01/26	516,386
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	576,395
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
740,000	5.00%, 01/01/23 (c)	833,662
200,000	5.00%, 01/01/23 (c)	228,870
415,000	5.00%, 01/01/23 (c)	476,221
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	128,718
200,000	5.00%, 07/01/26 (c)	235,824
1,000,000	5.00%, 07/01/26 (c)	1,190,200
2,480,000	Municipal Gas Authority of Georgia, Series A (RB) 5.00%, 10/01/23	2,914,149
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
275,000	3.00%, 07/01/26 (c)	266,167
185,000	5.00%, 07/01/26 (c)	222,790
25,000	5.00%, 07/01/26 (c)	29,190
	State of Georgia, Series A (GO)
1,025,000	2.50%, 02/01/26 (c)	943,922
65,000	3.00%, 07/01/22 (c)	66,855
1,000,000	3.00%, 02/01/24 (c)	1,036,950
3,600,000	5.00%, 02/01/25	4,403,988
2,030,000	5.00%, 02/01/26 (c)	2,499,519
2,000,000	5.00%, 02/01/26 (c)	2,435,360
	State of Georgia, Series C (GO)
100,000	4.00%, 10/01/22 (c)	111,799
1,200,000	5.00%, 07/01/25	1,476,612
Principal Amount		Value

Georgia: (continued)
	State of Georgia, Series C-1 (GO)
$2,100,000	4.00%, 07/01/25	$2,427,684
520,000	5.00%, 01/01/24	623,709
1,010,000	5.00%, 02/01/26	1,253,157
20,000	State of Georgia, Series D (GO) 5.00%, 02/01/23 (c)	23,497
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,218,510
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	43,412
500,000	State of Georgia, Series J (GO) 4.50%, 11/01/21 (c)	558,810
		40,030,592
Guam: 0.1%
1,165,000	Government of Guam Business Privilege Tax, Series B-1 (RB) 5.00%, 01/01/22 (c)	1,227,118
Hawaii: 1.5%
1,015,000	City and County Honolulu, Wastewater System Revenue, Series A (RB) 5.00%, 07/01/26 (c)	1,208,053
5,750,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 4.00%, 07/01/26 (c)	6,277,390
35,000	City and County of Honolulu, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	41,066
	City and County of Honolulu, Series A (GO)
390,000	5.00%, 11/01/22 (c)	455,688
575,000	5.00%, 11/01/22 (c)	671,847
100,000	5.00%, 11/01/22 (c)	116,843
1,350,000	5.00%, 10/01/25 (c)	1,618,812
	City and County of Honolulu, Series B (GO)
40,000	5.00%, 11/01/22 (c)	46,927
45,000	5.00%, 11/01/22 (c)	52,816
30,000	5.00%, 10/01/23	35,585
10,000	5.00%, 10/01/25 (c)	11,935
760,000	5.00%, 10/01/25 (c)	916,226
1,000,000	5.00%, 10/01/25 (c)	1,213,660
100,000	City and County of Honolulu, Series C (GO) 5.00%, 10/01/23	118,615
65,000	County of Hawaii (GO) 5.00%, 03/01/26 (c)	77,150
	State of Hawaii (GO)
25,000	5.00%, 08/01/24 (c)	29,332
50,000	5.00%, 10/01/24	60,466
110,000	5.00%, 10/01/24	133,024
10,000	5.00%, 10/01/25	12,259
25,000	5.00%, 10/01/25	30,649
15,000	5.00%, 10/01/26 (c)	18,328
160,000	5.00%, 10/01/26	198,714
500,000	5.00%, 10/01/27 (c)	612,595
500,000	5.00%, 10/01/27 (c)	615,570

See Notes to Financial Statements

28

Principal
Amount		Value

Hawaii: (continued)
	State of Hawaii (RB)
$250,000	5.00%, 07/01/24 (c)	$292,992
270,000	5.00%, 07/01/26 (c)	324,375
40,000	5.00%, 07/01/26 (c)	48,860
160,000	State of Hawaii, Series EF (GO) 5.00%, 11/01/22 (c)	187,538
	State of Hawaii, Series EO (GO)
3,400,000	5.00%, 08/01/24 (c)	4,090,676
3,295,000	5.00%, 08/01/24 (c)	3,920,490
105,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	127,605
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	609,685
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	225,546
900,000	State of Hawaii, Series FH (GO) 5.00%, 10/01/23	1,070,883
800,000	State of Hawaii, Series FK (GO) 5.00%, 05/01/27 (c)	960,656
	University of Hawaii (RB)
275,000	5.00%, 10/01/26 (c)	330,841
240,000	5.00%, 10/01/26 (c)	287,249
		27,050,946
Illinois: 3.9%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,201,154
1,000,000	5.00%, 04/01/23 (c)	1,117,240
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	80,216
1,750,000	5.00%, 01/01/24 (c)	2,028,775
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
500,000	5.00%, 01/01/23 (c)	571,910
530,000	5.00%, 01/01/25 (c)	616,777
475,000	5.00%, 01/01/25 (c)	549,057
580,000	5.00%, 01/01/25 (c)	663,097
350,000	5.00%, 01/01/27 (c)	411,225
2,500,000	5.25%, 01/01/23 (c)	2,880,750
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	686,292
	Chicago O’Hare International Airport, Series B (RB)
125,000	5.00%, 01/01/25 (c)	143,960
10,000	5.00%, 01/01/25 (c)	11,602
140,000	5.00%, 01/01/25 (c)	165,845
525,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	633,848
15,000	Chicago O’Hare International Airport, Series E (RB) 5.00%, 01/01/25	17,967
55,000	Chicago Park District, Series B (GO) 5.00%, 01/01/24	63,933
500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	588,800
Principal
Amount		Value

Illinois: (continued)
$100,000	City of Chicago, Board of Education Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	$116,081
	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM)
765,000	5.00%, 01/01/24 (c)	832,641
150,000	5.00%, 01/01/24 (c)	163,875
500,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	550,865
	City of Chicago, Series A (GO)
910,000	5.00%, 01/01/24 (c)	981,908
1,260,000	5.25%, 01/01/24 (c)	1,363,811
1,160,000	5.25%, 01/01/24 (c)	1,250,271
800,000	5.63%, 01/01/27 (c)	901,488
1,710,000	5.63%, 01/01/27 (c)	1,942,406
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
1,315,000	5.00%, 01/01/24 (c)	1,485,634
270,000	5.00%, 01/01/24 (c)	308,993
	City of Chicago, Water Revenue, Second Lien (RB)
250,000	3.15%, 11/01/24	261,682
120,000	5.00%, 11/01/24 (c)	134,484
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
205,000	5.00%, 11/01/26 (c)	234,858
420,000	5.00%, 11/01/26 (c)	482,593
	City of Chicago, Waterworks Revenue, Second Lien (RB)
420,000	4.00%, 11/01/24 (c)	431,617
70,000	5.00%, 11/01/22 (c)	77,860
30,000	5.00%, 11/01/22 (c)	33,955
135,000	5.00%, 11/01/22 (c)	149,225
615,000	5.00%, 11/01/24 (c)	698,763
55,000	5.00%, 11/01/24 (c)	62,904
960,000	5.00%, 11/01/27 (c)	1,122,970
	City of Springfield, Electric Revenue, Senior Lien (RB)
160,000	5.00%, 03/01/24	187,470
15,000	5.00%, 03/01/25 (c)	16,950
290,000	5.00%, 03/01/25 (c)	340,396
100,000	5.00%, 03/01/25	117,894
	Cook County Community College District No. 508 (GO)
505,000	5.00%, 12/01/23 (c)	526,462
500,000	5.25%, 12/01/23 (c)	546,965
225,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	257,510
	County of Cook, Series C (GO)
230,000	5.00%, 11/15/22 (c)	255,668
165,000	5.00%, 11/15/22 (c)	185,818
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB) 5.00%, 06/01/23 (c)	87,204
180,000	Illinois Finance Authority, Advocate Health Care Network (RB) 5.00%, 08/01/24 (c)	205,540

See Notes to Financial Statements

29

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Illinois: (continued)
$225,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	$263,407
	Illinois Finance Authority, Clean Water Initiative (RB)
215,000	4.00%, 07/01/25	245,244
10,000	5.00%, 07/01/23	11,769
115,000	5.00%, 01/01/24	136,598
45,000	5.00%, 01/01/26 (c)	53,773
125,000	5.00%, 01/01/26 (c)	148,248
	Illinois Finance Authority, Mercy Health Corp. (RB)
20,000	4.00%, 06/01/26 (c)	20,600
1,000,000	4.00%, 06/01/26 (c)	1,024,820
40,000	4.00%, 06/01/26 (c)	41,380
275,000	5.00%, 12/01/25	321,607
250,000	5.00%, 06/01/26 (c)	280,535
85,000	5.00%, 06/01/26 (c)	98,541
	Illinois Finance Authority, Northwestern University (RB)
55,000	5.00%, 12/01/23	65,372
260,000	5.00%, 12/01/28	323,419
45,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.50%, 05/15/22 (c)	49,462
985,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,022,922
105,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	119,595
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	112,199
195,000	5.00%, 05/15/25 (c)	226,639
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	225,957
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	199,628
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	311,286
430,000	5.00%, 01/01/23 (c)	490,940
175,000	5.00%, 01/01/26 (c)	204,307
375,000	5.00%, 01/01/26 (c)	435,712
135,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	158,116
500,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/25 (c)	575,490
10,000	Illinois State Toll Highway Authority, Series D (RB) 5.00%, 01/01/24	11,840
Principal
Amount		Value

Illinois: (continued)
$75,000	Kane McHenry Cook and De Kalb Counties, Unit School District No. 300 (GO) 5.00%, 01/01/25 (c)	$88,465
20,000	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO) 5.00%, 01/01/24 (c)	22,913
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
155,000	5.00%, 01/01/24 (c)	178,245
350,000	5.00%, 01/01/24 (c)	400,547
175,000	5.00%, 01/01/24 (c)	204,634
1,165,000	5.00%, 01/01/24 (c)	1,346,216
60,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	71,240
190,000	Metropolitan Pier and Exposition Authority, Series B (RB) 5.00%, 06/15/22 (c)	204,826
	Metropolitan Water Reclamation District of Greater Chicago (GO)
320,000	5.00%, 12/01/24	380,291
285,000	5.00%, 12/01/26 (c)	337,218
315,000	5.00%, 12/01/26	380,889
	Northern Illinois Municipal Power Agency (RB)
1,000,000	4.00%, 12/01/26 (c)	1,052,910
20,000	5.00%, 12/01/24	23,682
30,000	5.00%, 12/01/25	35,747
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/25	598,615
500,000	5.00%, 07/01/27 (c)	597,695
	State of Illinois (RB)
420,000	3.00%, 06/15/26 (c)	383,473
1,590,000	3.00%, 06/15/26 (c)	1,496,174
140,000	3.00%, 06/15/26 (c)	125,168
1,120,000	3.50%, 06/01/26 (c)	1,031,789
2,275,000	3.50%, 06/01/26 (c)	2,148,078
10,000	4.00%, 06/15/23	11,069
435,000	4.00%, 01/01/26 (c)	426,683
445,000	4.00%, 06/01/26 (c)	434,956
1,675,000	4.00%, 06/01/26 (c)	1,640,495
750,000	4.13%, 11/01/26 (c)	744,877
520,000	4.50%, 02/01/24 (c)	535,668
480,000	5.00%, 06/15/23 (c)	547,123
80,000	5.00%, 06/15/23 (c)	91,642
85,000	5.00%, 06/15/23 (c)	96,359
1,520,000	5.00%, 02/01/24 (c)	1,648,638
960,000	5.00%, 04/01/24 (c)	1,028,381
615,000	5.00%, 04/01/24 (c)	662,804
310,000	5.00%, 05/01/24	336,065
35,000	5.00%, 05/01/24 (c)	37,732
280,000	5.00%, 05/01/24 (c)	303,881
1,025,000	5.00%, 01/01/26 (c)	1,086,941
1,080,000	5.00%, 01/01/26	1,179,695
185,000	5.00%, 01/01/26 (c)	201,260

See Notes to Financial Statements

30

Principal
Amount		Value

Illinois: (continued)
$1,050,000	5.00%, 06/01/26 (c)	$1,143,093
250,000	5.00%, 06/15/26 (c)	295,845
940,000	5.00%, 02/01/27	1,029,507
700,000	5.25%, 07/01/23 (c)	757,547
1,000,000	5.25%, 07/01/23 (c)	1,090,230
1,500,000	5.25%, 07/01/23 (c)	1,623,315
500,000	5.25%, 02/01/24 (c)	536,215
375,000	5.50%, 07/01/23 (c)	414,022
1,390,000	5.50%, 07/01/23 (c)	1,537,660
395,000	5.50%, 07/01/23 (c)	437,174
500,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	582,875
1,000,000	State of Illinois, Series D (GO) 5.00%, 11/01/27 (c)	1,094,540
	University of Illinois (RB)
65,000	3.25%, 04/01/23 (c)	65,159
20,000	4.00%, 04/01/23 (c)	20,901
30,000	4.00%, 04/01/25 (c)	31,350
15,000	5.00%, 04/01/23 (c)	17,034
		68,728,166
Indiana: 0.8%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	718,871
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	507,710
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	17,968
55,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	58,416
	Indiana Finance Authority (RB)
70,000	5.00%, 12/01/24	85,191
25,000	5.00%, 02/01/25	30,431
90,000	5.00%, 02/01/26	111,280
130,000	5.00%, 02/01/26 (c)	159,956
105,000	5.00%, 08/01/26 (c)	130,160
100,000	5.00%, 12/01/26 (c)	123,953
355,000	5.00%, 06/01/28	447,982
3,015,000	5.00%, 06/01/29	3,820,879
1,045,000	Indiana Finance Authority, Series C (RB) 5.00%, 12/01/26 (c)	1,283,668
1,000,000	Indiana Finance Authority, Series E (RB) 5.00%, 08/01/26 (c)	1,211,910
350,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	351,991
	Indiana Municipal Power Agency (RB)
20,000	5.00%, 01/01/25	24,164
140,000	5.00%, 07/01/26 (c)	170,640
1,050,000	5.00%, 07/01/26 (c)	1,227,460
Principal
Amount		Value

Indiana: (continued)
	Indiana Municipal Power Agency, Series A (RB)
$50,000	5.00%, 01/01/25 (c)	$58,796
250,000	5.00%, 01/01/28 (c)	297,227
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	18,036
10,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	11,855
	Lake Central Multi-District School Building Corp., Series B (RB) (SAW)
320,000	5.00%, 01/15/23 (c)	361,626
840,000	5.00%, 01/15/23 (c)	958,104
1,130,000	5.00%, 01/15/23 (c)	1,291,872
10,000	Purdue University, Series CC (RB) 5.00%, 07/01/25	12,297
150,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	185,184
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	143,769
		13,821,396
Iowa: 0.0%
	State of Iowa (RB)
15,000	5.00%, 06/01/23	17,651
25,000	5.00%, 06/01/24	29,961
90,000	5.00%, 06/01/26 (c)	108,901
40,000	5.00%, 06/01/26 (c)	48,783
45,000	5.00%, 06/15/26	55,319
		260,615
Kansas: 0.8%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	331,284
500,000	4.00%, 09/01/27 (c)	554,865
250,000	5.00%, 09/01/27 (c)	299,347
540,000	City of Wichita, Kansas, Series 811 (GO) 3.00%, 06/01/23 (c)	553,408
10,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/23	11,849
80,000	Kansas Development Finance Authority, Adventist Health System, Series A (RB) 5.00%, 05/15/22 (c)	89,832
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	28,391
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
275,000	5.00%, 04/01/23 (c)	317,738
115,000	5.00%, 04/01/23 (c)	132,554
10,000	5.00%, 04/01/23 (c)	11,411
80,000	5.00%, 04/01/23 (c)	91,110

See Notes to Financial Statements

31

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Kansas: (continued)
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
$95,000	5.00%, 05/01/23 (c)	$112,042
380,000	5.00%, 05/01/23 (c)	447,294
915,000	5.00%, 05/01/23 (c)	1,073,350
105,000	5.00%, 05/01/23 (c)	124,444
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
45,000	5.00%, 09/01/23	53,595
50,000	5.00%, 09/01/24	60,597
740,000	5.00%, 09/01/24 (c)	890,486
110,000	5.00%, 09/01/24 (c)	131,045
150,000	5.00%, 09/01/27 (c)	181,191
500,000	5.00%, 09/01/27 (c)	606,875
175,000	5.00%, 09/01/27 (c)	213,428
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
765,000	5.00%, 09/01/25 (c)	921,947
1,550,000	5.00%, 09/01/25 (c)	1,859,333
1,000,000	5.00%, 09/01/25 (c)	1,183,790
445,000	5.00%, 09/01/25	547,466
1,640,000	5.00%, 09/01/25 (c)	2,013,592
165,000	5.00%, 09/01/25 (c)	201,244
570,000	State of Kansas, Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/22 (c)	662,614
		13,706,122
Kentucky: 1.0%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	516,546
360,000	5.00%, 10/01/23 (c)	417,337
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	145,541
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
95,000	5.00%, 08/01/24	112,376
670,000	5.00%, 08/01/25	794,024
95,000	5.00%, 08/01/26	113,388
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
200,000	5.00%, 11/01/26 (c)	235,478
280,000	5.00%, 11/01/26 (c)	332,366
320,000	5.00%, 11/01/26	382,960
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
290,000	5.00%, 09/01/23	340,965
Principal
Amount		Value

Kentucky: (continued)
$2,505,000	5.00%, 09/01/24 (c)	$2,964,943
25,000	5.00%, 09/01/24	29,836
375,000	5.00%, 09/01/24 (c)	444,904
40,000	5.00%, 09/01/25	48,174
10,000	5.00%, 09/01/25 (c)	11,988
865,000	5.25%, 09/01/23	1,028,926
1,005,000	5.25%, 09/01/23 (c)	1,180,865
1,000,000	5.25%, 09/01/23 (c)	1,179,200
	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB)
850,000	5.00%, 09/01/24	1,000,152
90,000	5.00%, 09/01/25 (c)	106,049
	Kentucky Turnpike Authority (RB)
35,000	5.00%, 07/01/23	41,066
20,000	5.00%, 07/01/23 (c)	23,691
35,000	5.00%, 07/01/24	41,616
100,000	5.00%, 07/01/25	120,036
20,000	5.00%, 07/01/26 (c)	23,633
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
20,000	5.00%, 10/01/26 (c)	23,163
220,000	5.00%, 10/01/26 (c)	256,109
45,000	5.00%, 10/01/26 (c)	53,073
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	105,373
20,000	Paducah Electric Plant Board (RB) (AGM) 5.00%, 10/01/26	23,640
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
65,000	5.00%, 07/01/22 (c)	75,401
50,000	5.00%, 07/01/22 (c)	58,001
485,000	5.00%, 07/01/23 (c)	557,212
500,000	5.00%, 07/01/23 (c)	574,445
125,000	5.00%, 07/01/23 (c)	148,071
1,035,000	5.00%, 07/01/23 (c)	1,226,030
620,000	5.00%, 07/01/23 (c)	714,451
80,000	5.00%, 07/01/25	96,029
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	60,592
2,025,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	2,426,193
		18,033,843
Louisiana: 1.4%
	City of Lafayette, Louisiana Utilities Revenue (RB)
115,000	5.00%, 11/01/22 (c)	132,809
270,000	5.00%, 11/01/22 (c)	313,497
200,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	231,656

See Notes to Financial Statements

32

Principal
Amount		Value

Louisiana: (continued)
$200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 3.25%, 10/01/27 (c)	$197,202
1,800,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	1,832,076
295,000	Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	338,226
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	1,055,394
1,935,000	5.00%, 06/01/24 (c)	2,284,693
1,635,000	5.00%, 06/01/24 (c)	1,918,395
	Louisiana Stadium and Exposition District, Series A (RB)
970,000	5.00%, 07/01/23 (c)	1,121,136
250,000	5.00%, 07/01/23 (c)	285,790
1,700,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/26	2,042,346
	Louisiana State, Series A (GO)
1,625,000	4.00%, 02/01/24 (c)	1,765,124
200,000	5.00%, 02/01/24 (c)	235,966
750,000	Louisiana State, Series B (GO) 5.00%, 10/01/26	917,085
800,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	928,720
375,000	Louisiana State, Series D (GO) 5.00%, 09/01/25	454,342
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A-1 (RB)
90,000	5.00%, 05/01/22 (c)	102,932
60,000	5.00%, 05/01/22 (c)	68,538
70,000	5.00%, 05/01/22 (c)	80,616
30,000	5.00%, 05/01/22 (c)	34,592
30,000	5.00%, 05/01/22 (c)	34,592
30,000	5.00%, 05/01/22 (c)	34,592
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB)
2,000,000	5.00%, 05/01/24 (c)	2,355,860
35,000	5.00%, 05/01/25 (c)	41,980
100,000	5.00%, 05/01/25	121,023
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	154,493
140,000	5.00%, 06/15/23	164,003
975,000	5.00%, 02/01/24 (c)	1,137,835
25,000	5.00%, 06/15/24 (c)	29,816
70,000	5.00%, 06/15/24 (c)	81,823
1,000,000	5.00%, 05/01/25 (c)	1,160,310
565,000	5.00%, 04/01/27 (c)	672,373
35,000	State of Louisiana, Series B (GO) 5.00%, 08/01/26	42,696
	State of Louisiana, Series C (GO)
75,000	5.00%, 07/15/22 (c)	86,285
10,000	5.00%, 08/01/24 (c)	11,884
Principal
Amount		Value

Louisiana: (continued)
$710,000	5.00%, 08/01/24 (c)	$838,879
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	593,845
		23,903,424
Maine: 0.1%
800,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	841,384
	Maine Turnpike Authority (RB)
40,000	5.00%, 07/01/25 (c)	47,858
65,000	5.00%, 07/01/25 (c)	78,329
		967,571
Maryland: 2.1%
75,000	City of Baltimore, Water Project, Series B (RB) 5.00%, 01/01/24 (c)	88,128
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	79,583
	County of Anne Arundel (GO)
25,000	5.00%, 04/01/23	29,505
45,000	5.00%, 04/01/25 (c)	54,362
610,000	County of Anne Arundel, Consolidated General Improvement (GO) 5.00%, 04/01/25	746,799
25,000	County of Baltimore (GO) 2.00%, 08/01/22 (c)	25,409
	County of Baltimore, Consolidated Public Improvement (GO)
1,085,000	3.00%, 08/01/22 (c)	1,121,423
85,000	3.00%, 02/01/24 (c)	89,201
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	565,756
1,030,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,066,709
	County of Montgomery, Series A (GO)
2,000,000	5.00%, 11/01/24 (c)	2,407,340
20,000	5.00%, 12/01/24 (c)	24,251
	County of Montgomery, Series B (GO)
1,275,000	4.00%, 12/01/23 (c)	1,440,559
20,000	5.00%, 11/01/23	23,912
250,000	5.00%, 11/01/23	298,897
3,000,000	5.00%, 11/01/24 (c)	3,657,150
350,000	5.00%, 11/01/24 (c)	425,120
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,715
	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB)
100,000	5.00%, 08/15/24	119,397
400,000	5.00%, 02/15/25 (c)	467,972

See Notes to Financial Statements

33

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Maryland: (continued)
$1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	$1,287,400
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	344,967
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,744,830
	Maryland Stadium Authority (RB)
250,000	5.00%, 05/01/26 (c)	296,317
250,000	5.00%, 05/01/26 (c)	291,540
250,000	5.00%, 05/01/26 (c)	298,212
215,000	5.00%, 05/01/26	264,231
35,000	5.00%, 05/01/26 (c)	42,527
1,500,000	Maryland State Department of Transportation (RB) 4.00%, 05/01/25 (c)	1,694,520
	Maryland State Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	297,765
510,000	3.00%, 07/01/27 (c)	511,693
500,000	3.00%, 09/01/27 (c)	502,535
	Maryland Water Quality Financing Administration (RB)
435,000	3.00%, 03/01/24 (c)	441,521
45,000	5.00%, 03/01/24 (c)	53,283
	Prince George’s County, Series A (GO)
140,000	4.00%, 09/01/24 (c)	157,982
445,000	4.00%, 09/01/24 (c)	505,200
10,000	5.00%, 09/01/23	11,922
45,000	5.00%, 07/01/24	54,475
260,000	Prince George’s County, Series B (GO) 2.75%, 03/01/23 (c)	268,741
	State of Maryland, Department of Transportation (RB)
20,000	2.13%, 06/01/20 (c)	20,163
1,000,000	3.00%, 11/01/24 (c)	1,009,450
855,000	3.13%, 05/01/25 (c)	870,193
25,000	5.00%, 11/01/23	29,764
50,000	5.00%, 12/15/23	59,679
275,000	5.00%, 11/01/24 (c)	331,210
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	438,632
	State of Maryland, First Series (GO)
1,000,000	3.00%, 06/01/24 (c)	1,021,600
40,000	5.00%, 06/01/23	47,350
365,000	5.00%, 06/01/24 (c)	439,938
	State of Maryland, First Series A (GO)
250,000	3.00%, 03/01/23 (c)	256,827
105,000	4.00%, 03/01/23 (c)	118,168
1,000,000	5.00%, 03/15/25	1,225,320
Principal
Amount		Value

Maryland: (continued)
	State of Maryland, Second Series A (GO)
$1,000,000	3.00%, 08/01/27 (c)	$1,006,720
1,315,000	4.00%, 08/01/23 (c)	1,453,325
1,255,000	State of Maryland, Second Series B (GO) 4.00%, 08/01/22 (c)	1,380,663
20,000	State of Maryland, Second Series C (GO) 5.00%, 08/01/23	23,755
20,000	University System of Maryland (RB) 5.00%, 04/01/24 (c)	23,927
	Washington Suburban Sanitary Commission (GO)
10,000	3.00%, 06/01/22 (c)	10,445
25,000	4.00%, 06/01/23	28,305
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	519,085
1,575,000	3.00%, 06/01/24 (c)	1,647,844
1,805,000	3.00%, 06/01/24 (c)	1,888,481
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,677,201
		37,346,894
Massachusetts: 3.0%
	City of Boston, Series A (GO)
300,000	4.00%, 03/01/24 (c)	331,554
20,000	5.00%, 04/01/25	24,548
1,010,000	City of Boston, Series B (GO) 5.00%, 04/01/24	1,219,211
	Commonwealth of Massachusetts (GO)
1,250,000	3.00%, 02/01/24 (c)	1,257,062
10,000	4.00%, 12/01/21 (c)	10,650
25,000	5.00%, 07/01/22 (c)	29,000
40,000	5.00%, 09/01/22 (c)	46,580
85,000	5.00%, 09/01/22 (c)	98,983
10,000	5.00%, 07/01/23	11,828
600,000	5.00%, 07/01/26 (c)	719,796
10,000	5.00%, 07/01/26 (c)	12,313
10,000	5.00%, 07/01/26 (c)	12,118
500,000	5.00%, 12/01/26 (c)	598,730
10,000	5.00%, 12/01/26 (c)	12,377
1,240,000	5.00%, 07/01/28	1,565,698
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue (RB)
20,000	5.00%, 06/15/23 (c)	23,640
50,000	5.00%, 06/15/24 (c)	60,045
	Commonwealth of Massachusetts Transportation Fund Revenue (RB)
30,000	3.00%, 06/01/21 (c)	30,665
35,000	5.00%, 06/01/23	41,514
30,000	5.00%, 06/01/24	36,284
15,000	5.00%, 06/01/24	18,142
25,000	5.00%, 06/01/25	30,705
15,000	5.00%, 06/01/25 (c)	18,080
10,000	5.00%, 06/01/25 (c)	11,984
20,000	5.00%, 06/01/26 (c)	24,673

See Notes to Financial Statements

34

Principal
Amount		Value

Massachusetts: (continued)
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
$1,000,000	5.00%, 06/15/24 (c)	$1,194,010
700,000	5.00%, 06/15/24 (c)	842,569
100,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/22 (c)	115,659
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	286,126
250,000	4.00%, 05/01/23 (c)	280,475
850,000	5.00%, 03/01/24 (c)	995,936
1,260,000	5.00%, 07/01/25 (c)	1,509,493
105,000	5.00%, 07/01/25	128,445
160,000	5.00%, 07/01/25 (c)	190,811
1,000,000	5.00%, 03/01/26	1,233,440
275,000	5.00%, 07/01/26 (c)	335,431
1,000,000	5.00%, 07/01/26	1,238,430
	Commonwealth of Massachusetts, Series C (GO)
860,000	3.00%, 07/01/22 (c)	883,005
1,270,000	4.00%, 07/01/22 (c)	1,375,461
515,000	4.00%, 07/01/22 (c)	562,318
700,000	5.00%, 10/01/24	847,021
2,325,000	5.00%, 08/01/25	2,847,520
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	508,610
570,000	5.00%, 11/01/22 (c)	666,005
865,000	5.00%, 11/01/22 (c)	1,010,692
	Massachusetts Bay Transportation Authority, Series A (RB)
950,000	0.00%, 07/01/26 (c) ^	676,115
2,000,000	0.00%, 07/01/26 (c) ^	1,364,360
1,020,000	0.00%, 07/01/26 (c) ^	638,673
2,310,000	2.00%, 07/01/26 (c)	2,177,475
1,315,000	4.00%, 07/01/25 (c)	1,414,664
10,000	5.00%, 07/01/24	12,120
50,000	5.00%, 07/01/24 (c)	60,074
140,000	5.00%, 07/01/25	172,159
1,400,000	Massachusetts Bay Transportation Authority, Series B (RB) 5.00%, 07/01/25	1,711,486
	Massachusetts Clean Water Trust (RB)
15,000	5.00%, 08/01/20 (c)	16,553
5,000	5.00%, 08/01/20 (c)	5,500
40,000	5.00%, 08/01/20 (c)	44,141
30,000	5.00%, 02/01/24 (c)	35,961
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	600,870
1,100,000	5.00%, 02/01/26 (c)	1,330,186
940,000	5.00%, 02/01/26 (c)	1,150,193
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
15,000	5.00%, 07/15/23	17,859
2,000,000	5.00%, 07/15/26 (c)	2,392,260
700,000	5.00%, 07/15/26 (c)	869,477
Principal
Amount		Value

Massachusetts: (continued)
$100,000	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB) 5.00%, 08/15/24	$120,174
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
105,000	5.00%, 07/01/26	128,015
300,000	5.00%, 07/01/26 (c)	353,817
35,000	5.00%, 07/01/26 (c)	41,983
	Massachusetts Development Finance Agency, Series I (RB)
540,000	3.00%, 07/01/26 (c)	528,039
170,000	5.00%, 07/01/26 (c)	201,872
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	131,274
35,000	Massachusetts Port Authority, Series C (RB) 5.00%, 07/01/24 (c)	41,833
25,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) 5.00%, 08/15/22 (c)	29,089
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
1,070,000	5.00%, 08/15/22 (c)	1,236,417
1,070,000	5.00%, 08/15/22 (c)	1,237,487
10,000	5.00%, 11/15/24	12,158
10,000	5.00%, 01/15/25	12,145
1,000,000	5.00%, 01/15/25 (c)	1,202,510
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	18,375
95,000	5.00%, 11/15/26 (c)	113,003
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,126,730
500,000	5.00%, 05/01/25 (c)	584,230
	Massachusetts Water Pollution Abatement Trust (RB)
810,000	5.00%, 08/01/24 (c)	967,715
540,000	5.00%, 08/01/24	655,047
	Massachusetts Water Resources Authority, Series C (RB)
10,000	5.00%, 08/01/21 (c)	11,314
35,000	5.00%, 08/01/24 (c)	42,382
675,000	5.00%, 08/01/26 (c)	813,888
40,000	5.00%, 08/01/26 (c)	49,188
1,500,000	5.00%, 08/01/27 (c)	1,835,640
1,310,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,590,026
1,000,000	University of Massachusetts Building Authority (RB) 5.00%, 11/01/27 (c)	1,225,890

See Notes to Financial Statements

35

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Massachusetts: (continued)
$730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	$887,497
		53,185,501
Michigan: 1.2%
250,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	292,950
70,000	Detroit Water and Sewerage Department, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/22 (c)	78,873
	Great Lakes Water Authority, Sewage Disposal System Revenue, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	285,837
250,000	5.00%, 07/01/26 (c)	286,860
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series B (RB)
250,000	5.00%, 07/01/26 (c)	286,860
500,000	5.00%, 07/01/26 (c)	579,500
500,000	5.00%, 07/01/26 (c)	580,745
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C (RB)
1,000,000	5.00%, 07/01/26 (c)	1,156,510
30,000	5.00%, 07/01/26 (c)	35,399
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,211,222
50,000	5.00%, 08/01/24 (c)	57,378
1,500,000	5.00%, 08/01/24 (c)	1,756,485
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	134,944
100,000	5.00%, 10/01/26	124,196
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	853,552
405,000	5.00%, 07/01/24 (c)	462,243
60,000	5.00%, 07/01/24 (c)	69,592
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,070,837
110,000	5.00%, 07/01/24 (c)	126,853
30,000	5.00%, 07/01/24	35,200
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-4 (RB) 5.00%, 07/01/24 (c)	1,641,704
40,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/26	48,316
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	115,642
Principal
Amount		Value

Michigan: (continued)
	Michigan Finance Authority, Series C (RB)
$500,000	5.00%, 07/01/25 (c)	$568,725
250,000	5.00%, 07/01/25 (c)	286,205
	Michigan Finance Authority, Trinity Health Credit Group (RB)
90,000	5.00%, 06/01/22 (c)	101,929
195,000	5.00%, 12/01/23	230,944
30,000	5.00%, 06/01/27 (c)	35,216
1,190,000	5.50%, 06/01/25 (c)	1,459,059
265,000	5.50%, 06/01/25 (c)	321,418
	Michigan State Building Authority (RB)
100,000	4.00%, 10/01/24	104,988
25,000	5.00%, 04/15/23	29,322
15,000	5.00%, 10/15/25 (c)	17,524
35,000	5.00%, 10/15/25 (c)	41,302
50,000	5.00%, 10/15/25 (c)	59,321
240,000	5.00%, 10/15/26 (c)	284,266
40,000	5.00%, 10/15/26 (c)	47,553
	Michigan State Building Authority, Series 1-A (RB)
55,000	5.00%, 10/15/23 (c)	64,317
60,000	5.00%, 10/15/23	71,090
70,000	Michigan State Building Authority, Series I (RB) 5.00%, 10/15/25 (c)	83,328
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	56,469
500,000	Michigan State Housing Development Authority (RB) 3.35%, 12/01/25 (c)	505,400
1,000,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,194,480
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
75,000	5.00%, 09/01/23	87,908
420,000	5.00%, 03/01/24 (c)	473,092
85,000	5.00%, 03/01/24 (c)	96,537
135,000	5.00%, 03/01/24 (c)	157,062
	State of Michigan (RB)
525,000	5.00%, 03/15/24	622,188
15,000	5.00%, 11/01/24	18,186
10,000	5.00%, 12/01/25 (c)	12,095
235,000	5.00%, 03/15/26	285,243
170,000	State of Michigan Grant Anticipation (RB) 5.00%, 03/15/27	208,163
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	336,014
500,000	5.00%, 12/01/25 (c)	599,840
		20,750,882
Minnesota: 1.2%
1,245,000	City of Minneapolis (GO) 2.00%, 12/01/22 (c)	1,270,423

See Notes to Financial Statements

36

Principal
Amount		Value

Minnesota: (continued)
$135,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	$134,058
	County of Hennepin, Sales Tax Revenue (RB)
40,000	5.00%, 12/15/23 (c)	47,846
70,000	5.00%, 12/15/24	85,061
40,000	Housing and Redevelopment Authority of The City of Saint Paul, Series A (RB) 5.00%, 07/01/25 (c)	46,687
515,000	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/27 (c)	625,488
	Minneapolis-St Paul Metropolitan Airports Commission (RB)
25,000	5.00%, 01/01/24	29,647
40,000	5.00%, 01/01/24 (c)	47,180
100,000	5.00%, 01/01/26	122,744
20,000	5.00%, 01/01/27 (c)	24,475
	Minnesota Public Facilities Authority, Series B (RB)
735,000	3.00%, 03/01/24	797,166
505,000	3.00%, 03/01/25	548,243
750,000	5.00%, 10/01/26	935,632
750,000	Minnesota State, General Fund Appropriation, Series B (RB) 5.00%, 03/01/22 (c)	856,605
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,229,540
	State of Minnesota (GO)
215,000	2.00%, 08/01/22 (c)	219,212
35,000	4.00%, 08/01/26	40,744
30,000	5.00%, 06/01/23	35,337
10,000	5.00%, 06/01/23 (c)	11,726
25,000	5.00%, 08/01/23	29,664
35,000	5.00%, 08/01/24	42,308
635,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	640,391
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
2,635,000	2.25%, 08/01/26 (c)	2,445,675
395,000	3.00%, 08/01/24 (c)	411,930
225,000	4.00%, 08/01/24 (c)	256,313
1,000,000	4.00%, 08/01/24 (c)	1,129,670
585,000	4.00%, 08/01/26 (c)	678,448
1,000,000	5.00%, 08/01/23 (c)	1,182,940
	State of Minnesota, State Trunk Highway Refunding, Series E (GO)
50,000	3.00%, 08/01/24 (c)	53,500
590,000	3.00%, 08/01/24	638,297
1,180,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/23	1,400,141
	State of Minnesota, Various Purpose, Series D (GO)
1,150,000	2.25%, 08/01/26 (c)	1,123,170
1,000,000	3.00%, 10/01/27 (c)	1,031,210
Principal
Amount		Value

Minnesota: (continued)
$1,000,000	3.00%, 10/01/27 (c)	$1,030,330
25,000	3.50%, 10/01/23 (c)	26,621
500,000	5.00%, 10/01/23	595,555
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,104,865
		20,928,842
Mississippi: 0.5%
70,000	Mississippi Development Bank, Department of Corrections (RB) 5.00%, 08/01/27	85,460
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,126,570
	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB)
185,000	5.00%, 01/01/26	222,897
480,000	5.00%, 01/01/27	582,538
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
170,000	5.00%, 01/01/22 (c)	194,965
50,000	5.00%, 01/01/22 (c)	57,343
100,000	5.00%, 01/01/22 (c)	114,685
	State of Mississippi (GO)
845,000	5.00%, 10/01/25 (c)	1,030,368
35,000	5.00%, 11/01/25 (c)	41,251
100,000	5.00%, 10/01/26	123,920
40,000	5.00%, 12/01/26 (c)	48,294
750,000	5.00%, 12/01/26 (c)	909,607
750,000	5.00%, 10/01/27 (c)	903,487
500,000	5.00%, 10/01/27 (c)	605,240
150,000	State of Mississippi, Series A (GO) 5.00%, 10/01/27 (c)	182,598
155,000	State of Mississippi, Series B (GO) 5.00%, 12/01/26 (c)	185,189
	State of Mississippi, Series C (GO)
1,670,000	5.00%, 10/01/24	2,019,548
850,000	5.00%, 10/01/25	1,040,646
		9,474,606
Missouri: 0.8%
450,000	City of Kansas City, Downtown Arena Project, Series E (RB) 3.00%, 04/01/25 (c)	447,790
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	682,746
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	109,690
	County of Jackson (RB)
10,000	5.00%, 12/01/24 (c)	11,698
75,000	5.00%, 12/01/24 (c)	89,240
	Curators of the University of Missouri, Series A (RB)
185,000	5.00%, 11/01/24 (c)	220,938
300,000	5.00%, 11/01/24 (c)	362,412

See Notes to Financial Statements

37

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Missouri: (continued)
$215,000	Health & Educational Facilities Authority of the State of Missouri (RB) 5.00%, 06/01/24	$255,181
260,000	Health and Educational Facilities Authority of the State of Missouri, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/24	310,601
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,104,480
500,000	5.00%, 06/01/24 (c)	588,915
1,000,000	5.00%, 06/01/24 (c)	1,144,500
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
685,000	5.00%, 05/01/22 (c)	790,504
110,000	5.00%, 05/01/22 (c)	127,046
490,000	5.00%, 05/01/25 (c)	581,743
1,165,000	5.00%, 05/01/25 (c)	1,389,321
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
1,020,000	5.00%, 05/01/24	1,232,497
510,000	5.00%, 05/01/24 (c)	609,991
515,000	5.00%, 05/01/26	640,645
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
290,000	5.00%, 01/01/24 (c)	333,491
20,000	5.00%, 01/01/24 (c)	23,236
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	760,486
370,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	430,180
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	15,987
	Missouri State Board of Public Buildings, Series A (RB)
10,000	3.00%, 10/01/20 (c)	10,333
55,000	4.00%, 10/01/20 (c)	59,101
500,000	4.00%, 04/01/24 (c)	565,375
80,000	Missouri State Environmental Improvement and Energy Resources Authority (RB) 5.00%, 07/01/25 (c)	98,184
110,000	Missouri State Health and Educational Facilities, Series A (RB) 5.00%, 06/01/24 (c)	128,753
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	221,724
105,000	3.00%, 03/01/26 (c)	104,271
Principal Amount		Value

Missouri: (continued)
$15,000	Springfield School District No. R-12 (GO) (SAW) 5.00%, 03/01/24	$18,048
		13,469,107
Montana: 0.0%
200,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	197,848
Nebraska: 0.5%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	28,142
	City of Lincoln, Nebraska Electric System Revenue (RB)
250,000	3.25%, 09/01/22 (c)	257,097
50,000	5.00%, 03/01/27 (c)	62,227
	Douglas County School District No. 0001 (GO)
245,000	3.00%, 12/15/24 (c)	244,995
1,000,000	5.00%, 06/15/24	1,205,060
250,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 3.25%, 12/01/25 (c)	254,812
	Nebraska Public Power District (RB)
35,000	5.00%, 01/01/24	41,641
25,000	5.00%, 01/01/25 (c)	29,236
80,000	5.00%, 01/01/25 (c)	92,417
50,000	5.00%, 01/01/25 (c)	59,743
25,000	5.00%, 01/01/25	30,149
10,000	5.00%, 01/01/25	12,059
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	129,324
65,000	4.00%, 02/01/22 (c)	69,228
1,080,000	5.00%, 02/01/24 (c)	1,277,705
1,345,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,591,000
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,735,000	3.00%, 07/01/26 (c)	1,657,237
505,000	5.00%, 01/01/24	594,037
1,400,000	5.00%, 01/01/25 (c)	1,617,294
		9,253,403
Nevada: 1.3%
500,000	City of Las Vegas, Series C (GO) 5.00%, 03/01/26 (c)	598,865
	Clark County Limited Tax Bond Bank (GO)
50,000	4.00%, 06/01/22 (c)	53,473
30,000	4.00%, 06/01/22 (c)	32,246
100,000	5.00%, 06/01/25	121,709
	Clark County Limited Tax Bond Bank, Series A (GO)
50,000	5.00%, 11/01/23	59,402
45,000	5.00%, 11/01/24	54,493
100,000	5.00%, 11/01/25	122,484
500,000	5.00%, 05/01/26 (c)	613,615

See Notes to Financial Statements

38

Principal Amount		Value

Nevada: (continued)
	Clark County Limited Tax Bond Bank, Series B (GO)
$10,000	5.00%, 11/01/24	$12,110
300,000	5.00%, 11/01/26 (c)	360,897
	Clark County Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	958,032
125,000	5.00%, 11/01/23	148,504
10,000	5.00%, 11/01/24	12,110
420,000	5.00%, 05/01/25 (c)	500,233
1,115,000	5.00%, 05/01/25 (c)	1,310,326
105,000	Clark County Motor Vehicle Fuel Tax (RB) 5.00%, 07/01/23	123,632
1,060,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	1,263,054
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	273,715
1,950,000	4.00%, 11/01/26 (c)	2,146,384
30,000	5.00%, 06/15/24	35,882
850,000	5.00%, 11/01/26	1,050,345
	Clark County School District, Series C (GO)
1,420,000	5.00%, 06/15/25	1,721,878
200,000	5.00%, 12/15/25 (c)	240,110
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	216,110
1,700,000	5.00%, 06/15/24	2,033,319
25,000	5.00%, 06/15/25	30,315
55,000	5.00%, 12/15/25 (c)	66,030
1,000,000	5.00%, 12/15/25 (c)	1,185,080
	Clark County Water Reclamation District (GO)
100,000	5.00%, 07/01/23	118,219
220,000	5.00%, 07/01/26	271,863
	Las Vegas Valley Water District (GO)
500,000	4.00%, 02/01/27 (c)	537,585
10,000	5.00%, 06/01/24	12,053
135,000	5.00%, 06/01/26 (c)	165,710
	Las Vegas Valley Water District, Series B (GO)
100,000	5.00%, 06/01/22 (c)	114,529
200,000	5.00%, 06/01/22 (c)	231,064
	State of Nevada Highway Improvement Revenue (RB)
1,000,000	4.00%, 06/01/27 (c)	1,084,450
55,000	5.00%, 06/01/24 (c)	65,724
20,000	5.00%, 12/01/25	24,523
1,020,000	5.00%, 06/01/26 (c)	1,252,030
255,000	5.00%, 06/01/26 (c)	310,325
130,000	5.00%, 06/01/26 (c)	160,377
785,000	5.00%, 06/01/27 (c)	961,758
775,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	937,928
235,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	280,364
Principal Amount		Value

Nevada: (continued)
	Truckee Meadows Water Authority (RB)
$355,000	5.00%, 07/01/26 (c)	$421,002
30,000	5.00%, 07/01/26 (c)	35,964
		22,329,821
New Hampshire: 0.1%
45,000	State of New Hampshire (GO) 5.00%, 03/01/25 (c)	54,743
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,215,750
		1,270,493
New Jersey: 4.1%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	896,848
30,000	County of Bergen (GO) 4.00%, 10/15/23	34,182
	New Jersey Building Authority (RB)
170,000	3.00%, 06/15/23	182,551
220,000	5.00%, 06/15/24	264,656
90,000	5.00%, 06/15/25	104,570
55,000	5.00%, 06/15/25	67,302
2,360,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	2,491,452
1,000,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/25	1,135,180
115,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series AAA (RB) 4.13%, 06/15/25	123,265
2,170,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series BBB (RB) 4.75%, 12/15/26 (c)	2,353,669
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series DDD (RB)
1,175,000	5.00%, 06/15/27 (c)	1,291,654
600,000	5.00%, 06/15/27 (c)	656,520
250,000	5.00%, 06/15/27 (c)	279,745
240,000	5.00%, 06/15/27 (c)	265,255
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
1,710,000	5.00%, 03/01/23 (c)	1,842,286
1,585,000	5.00%, 03/01/23 (c)	1,731,042
265,000	5.00%, 03/01/23 (c)	286,844
1,070,000	5.00%, 03/01/23 (c)	1,182,981
1,220,000	5.00%, 03/01/23 (c)	1,341,219
825,000	5.00%, 03/01/23 (c)	903,565

See Notes to Financial Statements

39

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
$225,000	3.50%, 06/15/24 (c)	$227,250
1,570,000	5.00%, 06/15/24 (c)	1,744,254
450,000	5.00%, 06/15/24 (c)	486,796
1,035,000	5.00%, 06/15/24 (c)	1,142,712
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB)
1,200,000	5.00%, 06/15/24 (c)	1,315,140
515,000	5.00%, 06/15/24 (c)	568,596
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series WW (RB)
145,000	5.00%, 06/15/25 (c)	157,311
240,000	5.25%, 06/15/25 (c)	271,121
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
110,000	4.00%, 06/15/24	116,964
105,000	4.25%, 06/15/25 (c)	112,180
295,000	4.38%, 06/15/25 (c)	315,585
360,000	5.00%, 06/15/24	405,688
100,000	5.00%, 06/15/25	113,238
	New Jersey Economic Development Motor Vehicle, Series A (RB)
1,765,000	4.00%, 07/01/27 (c)	1,762,794
365,000	5.00%, 07/01/27 (c)	400,441
1,025,000	New Jersey Educational Facilities Authority, Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,140,681
225,000	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series A (RB) 5.00%, 09/01/24	253,930
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	251,783
	New Jersey Educational Facilities Authority, Princeton University, Series A (RB)
600,000	5.00%, 07/01/24	728,022
530,000	5.00%, 07/01/24 (c)	638,629
	New Jersey Environmental Infrastructure Trust (RB)
45,000	4.00%, 09/01/24	51,835
60,000	4.00%, 09/01/25	69,695
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	568,930
Principal Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
$1,190,000	4.00%, 07/01/22 (c)	$1,282,511
1,525,000	4.00%, 07/01/26 (c)	1,626,260
250,000	5.00%, 07/01/22 (c)	283,690
	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB)
10,000	5.00%, 07/01/25	12,082
35,000	5.00%, 07/01/26 (c)	40,880
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	232,248
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,060,000	3.00%, 07/01/26 (c)	999,548
210,000	3.38%, 07/01/27 (c)	206,701
100,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	88,472
	New Jersey State Turnpike Authority, Series A (RB)
30,000	5.00%, 07/01/22 (c)	33,988
655,000	5.00%, 07/01/22 (c)	745,514
825,000	5.00%, 07/01/24 (c)	973,038
730,000	5.00%, 07/01/24 (c)	863,977
	New Jersey State Turnpike Authority, Series B (RB)
370,000	5.00%, 01/01/23 (c)	426,743
115,000	5.00%, 01/01/28 (c)	138,369
2,500,000	5.00%, 01/01/28 (c)	2,978,625
1,005,000	5.00%, 01/01/28 (c)	1,203,297
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
2,600,000	5.00%, 06/15/18 (c)	2,654,548
925,000	5.00%, 06/15/18 (c)	945,220
750,000	5.00%, 06/15/26 (c)	853,387
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
140,000	4.00%, 06/15/22 (c)	142,478
115,000	4.00%, 06/15/22 (c)	118,470
200,000	4.25%, 06/15/25 (c)	215,356
140,000	4.63%, 06/15/25 (c)	149,869
555,000	5.00%, 06/15/18 (c)	566,888
3,000,000	5.00%, 06/15/22 (c)	3,208,800
1,225,000	5.00%, 06/15/22 (c)	1,325,511
1,010,000	5.00%, 06/15/22 (c)	1,103,789
230,000	5.00%, 06/15/22 (c)	248,460
750,000	5.00%, 06/15/23 (c)	819,712
245,000	5.00%, 06/15/23 (c)	266,327
1,300,000	5.00%, 06/15/23 (c)	1,436,318
1,000,000	5.00%, 06/15/24	1,134,640
360,000	5.00%, 06/15/24 (c)	403,841
1,295,000	5.25%, 06/15/23 (c)	1,422,816
300,000	5.25%, 06/15/25 (c)	341,283

See Notes to Financial Statements

40

Principal Amount		Value

New Jersey: (continued)
$435,000	5.25%, 06/15/25 (c)	$492,972
450,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	486,301
	New Jersey Turnpike Authority (RB)
25,000	5.00%, 07/01/22 (c)	28,288
290,000	5.00%, 07/01/22 (c)	328,274
20,000	5.00%, 07/01/22 (c)	22,802
25,000	5.00%, 01/01/23 (c)	28,622
1,565,000	5.00%, 07/01/24 (c)	1,819,391
330,000	5.00%, 07/01/24 (c)	386,526
585,000	5.00%, 07/01/24 (c)	688,773
95,000	5.00%, 01/01/25 (c)	110,486
45,000	5.00%, 01/01/25	53,802
30,000	5.00%, 01/01/26 (c)	35,024
	New Jersey Turnpike Authority, Series A (RB)
35,000	5.00%, 07/01/22 (c)	40,039
50,000	5.00%, 07/01/22 (c)	57,610
1,775,000	5.00%, 07/01/24 (c)	2,077,850
800,000	5.00%, 07/01/24 (c)	924,168
75,000	5.00%, 01/01/26 (c)	87,980
375,000	5.00%, 01/01/26 (c)	435,712
	New Jersey Turnpike Authority, Series B (RB)
165,000	5.00%, 01/01/23 (c)	189,691
100,000	5.00%, 01/01/23 (c)	116,085
150,000	5.00%, 01/01/23 (c)	171,969
320,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	373,763
	State of New Jersey Various Purpose (GO)
700,000	5.00%, 06/01/25 (c)	791,238
130,000	5.00%, 06/01/25 (c)	150,563
625,000	5.00%, 06/01/27	729,531
	State University of New Jersey, Series J (RB)
80,000	5.00%, 05/01/23 (c)	93,662
30,000	5.00%, 05/01/23 (c)	34,227
200,000	The State University of New Jersey, Rutgers, Series J (RB) 5.00%, 05/01/23 (c)	228,290
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	263,873
		71,019,529
New Mexico: 0.5%
1,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,361,891
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	650,678
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	76,611
Principal Amount		Value

New Mexico: (continued)
$275,000	Albuquerque Municipal School District No 12 (GO) (SAW) 5.00%, 08/01/26	$339,157
	New Mexico Finance Authority, State Transportation, Senior Lien (RB)
395,000	4.00%, 06/15/22 (c)	434,085
45,000	4.00%, 06/15/22 (c)	49,705
3,165,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,766,002
500,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	486,700
10,000	State of New Mexico (GO) 5.00%, 03/01/24	12,006
	State of New Mexico, Series A (GO)
250,000	5.00%, 03/01/25	305,280
100,000	5.00%, 07/01/25	121,691
	State of New Mexico, Series B (RB)
60,000	4.00%, 07/01/23	67,559
150,000	5.00%, 07/01/24	179,388
750,000	5.00%, 03/01/25	915,840
		8,766,593
New York: 13.7%
	Battery Park City Authority, Series A (RB)
310,000	5.00%, 11/01/23	371,811
40,000	5.00%, 11/01/23 (c)	47,471
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	1,046,565
500,000	5.00%, 01/15/27 (c)	579,005
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,885
15,000	City of New York, Series 1 (GO) 5.00%, 08/01/23	17,681
	City of New York, Series A (GO)
45,000	5.00%, 08/01/24 (c)	52,921
15,000	5.00%, 08/01/24 (c)	17,931
2,160,000	5.00%, 08/01/26 (c)	2,596,882
500,000	5.00%, 08/01/27 (c)	617,260
640,000	City of New York, Series A-1 (GO) 5.25%, 08/01/23 (c)	763,110
	City of New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	57,760
60,000	5.00%, 08/01/22 (c)	68,521
30,000	5.00%, 08/01/22 (c)	34,719
1,025,000	5.00%, 08/01/22 (c)	1,185,710
250,000	5.00%, 08/01/22 (c)	288,825
100,000	5.00%, 08/01/22 (c)	115,135
1,450,000	5.00%, 08/01/22 (c)	1,664,455

See Notes to Financial Statements

41

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$395,000	City of New York, Series B, Subseries B-1 (GO) 5.00%, 12/01/26 (c)	$477,267
	City of New York, Series C (GO)
60,000	5.00%, 08/01/25	72,857
735,000	5.00%, 08/01/26	901,860
225,000	5.00%, 02/01/27 (c)	275,548
	City of New York, Series C and D (GO)
75,000	5.00%, 08/01/23	88,405
1,000,000	5.00%, 02/01/26 (c)	1,221,060
20,000	5.00%, 02/01/26 (c)	24,252
400,000	5.00%, 02/01/26 (c)	479,036
	City of New York, Series D (GO)
750,000	5.00%, 02/01/23 (c)	865,162
100,000	5.00%, 02/01/23 (c)	116,333
50,000	City of New York, Series D, Subseries D-1 (GO) 5.00%, 08/01/23 (c)	58,937
1,725,000	City of New York, Series D-1 (GO) 5.00%, 08/01/23 (c)	2,034,344
	City of New York, Series E (GO)
575,000	5.00%, 02/01/23 (c)	669,852
35,000	5.00%, 02/01/23 (c)	40,755
20,000	5.00%, 08/01/23	23,575
15,000	5.00%, 08/01/23 (c)	17,378
540,000	5.00%, 08/01/26 (c)	649,220
550,000	5.00%, 08/01/26	674,861
50,000	City of New York, Series F-1 (GO) 5.00%, 03/01/23 (c)	57,794
	City of New York, Series H (GO)
25,000	5.00%, 08/01/23	29,468
1,435,000	5.00%, 08/01/23 (c)	1,691,478
1,115,000	5.00%, 08/01/23 (c)	1,315,622
165,000	City of New York, Series I (GO) 5.00%, 08/01/23 (c)	194,688
1,225,000	City of New York, Series I-1 (GO) 5.00%, 03/01/24 (c)	1,427,419
	City of New York, Series J (GO)
1,295,000	5.00%, 08/01/23 (c)	1,527,232
645,000	5.00%, 08/01/23	760,281
405,000	5.00%, 08/01/24 (c)	476,009
10,000	5.00%, 08/01/24 (c)	11,760
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	226,999
	City of New York, Subseries F-1 (GO)
640,000	5.00%, 03/01/23 (c)	738,355
1,315,000	5.00%, 03/01/23 (c)	1,535,223
1,070,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	1,262,525
25,000	County of Westchester (GO) 5.00%, 11/15/24	30,561
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
300,000	3.00%, 07/01/26 (c)	300,798
100,000	5.00%, 07/01/26 (c)	117,069
500,000	5.00%, 07/01/26 (c)	579,915
300,000	5.00%, 07/01/26 (c)	352,977
275,000	5.00%, 07/01/26 (c)	326,835
1,000,000	5.00%, 07/01/26	1,207,340
Principal Amount		Value

New York: (continued)
$735,000	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 11/01/25 (c)	$889,960
	Hudson Yards Infrastructure Corp., Series A (RB)
450,000	5.00%, 02/15/27 (c)	536,121
270,000	5.00%, 02/15/27 (c)	324,875
30,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/26 (c)	36,466
	Metropolitan Transportation Authority (RB)
105,000	0.00%, 11/15/32 ^	67,302
20,000	4.00%, 11/15/26	23,202
30,000	5.00%, 11/15/22 (c)	34,493
20,000	5.00%, 11/15/22 (c)	23,016
85,000	5.00%, 11/15/22 (c)	97,995
40,000	5.00%, 11/15/22 (c)	46,851
80,000	5.00%, 11/15/22 (c)	92,064
60,000	5.00%, 11/15/22 (c)	69,833
10,000	5.00%, 11/15/22 (c)	11,581
65,000	5.00%, 11/15/22 (c)	75,583
100,000	5.00%, 11/15/22 (c)	116,546
30,000	5.00%, 11/15/22 (c)	34,979
15,000	5.00%, 11/15/22 (c)	17,458
15,000	5.00%, 11/15/23 (c)	17,631
15,000	5.00%, 11/15/23 (c)	17,771
25,000	5.00%, 11/15/23	29,635
25,000	5.00%, 11/15/23	29,635
20,000	5.00%, 05/15/24 (c)	23,998
20,000	5.00%, 05/15/24 (c)	23,767
25,000	5.00%, 05/15/24 (c)	29,742
90,000	5.00%, 11/15/24 (c)	108,162
85,000	5.00%, 11/15/24 (c)	101,167
20,000	5.00%, 11/15/24	24,080
25,000	5.00%, 11/15/24	30,100
75,000	5.00%, 11/15/24 (c)	89,699
135,000	5.00%, 11/15/24 (c)	162,440
30,000	5.00%, 11/15/24	36,120
45,000	5.00%, 11/15/24	54,675
675,000	5.00%, 11/15/24 (c)	795,163
40,000	5.00%, 05/15/25 (c)	48,170
25,000	5.00%, 11/15/25 (c)	30,171
20,000	5.00%, 11/15/25	24,334
1,340,000	5.00%, 11/15/25 (c)	1,617,166
20,000	5.00%, 11/15/25 (c)	23,909
25,000	5.00%, 11/15/25	30,418
150,000	5.00%, 11/15/25 (c)	180,170
1,430,000	5.00%, 05/15/26 (c)	1,696,009
25,000	5.00%, 11/15/26 (c)	29,893
30,000	5.00%, 11/15/26	36,960
40,000	5.00%, 11/15/26 (c)	48,043
10,000	5.00%, 11/15/26 (c)	11,904
15,000	5.00%, 11/15/26 (c)	18,315
1,180,000	5.00%, 11/15/26 (c)	1,410,950
1,000,000	5.00%, 05/15/27 (c)	1,206,230
10,000	5.25%, 11/15/23 (c)	11,940
90,000	5.25%, 11/15/26 (c)	112,298

See Notes to Financial Statements

42

Principal Amount		Value

New York: (continued)
$75,000	5.25%, 11/15/26 (c)	$93,166
85,000	5.25%, 11/15/26 (c)	105,118
	Metropolitan Transportation Authority, Series A (RB)
2,595,000	0.00%, 11/15/30 ^	1,794,417
525,000	3.00%, 11/15/22 (c)	538,351
250,000	4.00%, 11/15/26 (c)	271,512
795,000	5.00%, 11/15/22 (c)	921,524
2,195,000	5.00%, 11/15/22 (c)	2,542,029
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 11/15/23 (c)	280,745
85,000	5.00%, 11/15/23	100,758
	Metropolitan Transportation Authority, Series B (RB)
420,000	5.00%, 11/15/27	522,388
325,000	5.00%, 11/15/28	406,854
900,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/26 (c)	1,087,443
	Metropolitan Transportation Authority, Series D (RB)
1,000,000	4.00%, 11/15/26 (c)	1,091,040
205,000	5.00%, 11/15/19 (c)	220,406
765,000	5.00%, 11/15/22 (c)	880,362
160,000	5.00%, 11/15/22 (c)	185,632
815,000	5.00%, 11/15/22 (c)	939,173
75,000	5.25%, 11/15/23 (c)	88,654
	Metropolitan Transportation Authority, Series E (RB)
15,000	3.50%, 11/15/22 (c)	15,419
510,000	5.00%, 11/15/22 (c)	587,704
75,000	5.00%, 11/15/23 (c)	87,269
	Metropolitan Transportation Authority, Series F (RB)
855,000	3.13%, 11/15/22 (c)	899,597
780,000	5.00%, 11/15/22 (c)	903,318
	Metropolitan Transportation Authority, Series H (RB)
205,000	5.00%, 11/15/22 (c)	239,569
585,000	5.00%, 11/15/22 (c)	680,250
170,000	5.00%, 11/15/22 (c)	197,234
125,000	5.00%, 11/15/22 (c)	144,110
795,000	5.00%, 11/15/22 (c)	914,886
715,000	5.00%, 11/15/22 (c)	835,570
	Nassau County Interim Finance Authority (RB)
10,000	5.00%, 11/15/24	12,239
20,000	5.00%, 11/15/25	24,870
1,300,000	Nassau County, Series A (GO) 5.00%, 04/01/24 (c)	1,516,606
	Nassau County, Series B (GO)
500,000	5.00%, 10/01/23	588,145
645,000	5.00%, 04/01/24 (c)	752,470
85,000	5.00%, 10/01/25	102,609
100,000	New York City Housing Development Corp., Capital Fund Grant Program, Series A (RB) 4.00%, 07/01/23 (c)	110,319
Principal Amount		Value

New York: (continued)
$310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	$314,740
100,000	New York City Housing Development Corp., Multi-Family Housing, Series K-1-A (RB) 3.40%, 05/01/22 (c)	102,008
1,255,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,438,042
245,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	293,037
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
955,000	5.00%, 12/15/19 (c)	1,031,753
450,000	5.00%, 06/15/25 (c)	548,509
	New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW)
40,000	3.25%, 07/15/22 (c)	41,720
40,000	5.00%, 07/15/22 (c)	45,999
35,000	5.00%, 07/15/22 (c)	40,473
20,000	5.00%, 07/15/23	23,620
35,000	5.00%, 01/15/25 (c)	41,366
35,000	5.00%, 07/15/25 (c)	42,965
	New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (RB) (SAW)
575,000	5.00%, 07/15/22 (c)	663,211
235,000	5.00%, 07/15/22 (c)	271,629
690,000	5.00%, 01/15/26 (c)	813,827
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
10,000	2.00%, 11/01/22 (c)	9,993
165,000	2.00%, 11/01/22 (c)	167,442
40,000	3.00%, 11/01/22 (c)	40,445
15,000	3.00%, 11/01/22 (c)	15,272
100,000	3.00%, 02/01/26 (c)	99,030
15,000	4.00%, 02/01/26	17,270
615,000	5.00%, 11/01/22 (c)	721,500
75,000	5.00%, 11/01/22 (c)	86,888
250,000	5.00%, 02/01/23 (c)	289,742
30,000	5.00%, 02/01/23 (c)	35,213
25,000	5.00%, 02/01/23 (c)	29,097
170,000	5.00%, 05/01/23 (c)	198,254
85,000	5.00%, 05/01/23 (c)	99,906
350,000	5.00%, 05/01/23 (c)	405,986
35,000	5.00%, 05/01/24 (c)	41,555
60,000	5.00%, 05/01/24 (c)	71,886
40,000	5.00%, 05/01/24 (c)	47,492
30,000	5.00%, 08/01/24 (c)	35,758
10,000	5.00%, 08/01/24 (c)	11,961
60,000	5.00%, 08/01/24 (c)	71,515
300,000	5.00%, 08/01/24 (c)	355,701

 See Notes to Financial Statements

43

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$30,000	5.00%, 08/01/24 (c)	$35,653
30,000	5.00%, 11/01/24	36,241
40,000	5.00%, 02/01/25	48,478
60,000	5.00%, 08/01/25 (c)	73,001
10,000	5.00%, 08/01/25 (c)	12,008
10,000	5.00%, 11/01/25 (c)	12,298
500,000	5.00%, 02/01/26 (c)	586,110
1,100,000	5.00%, 05/01/26 (c)	1,303,797
250,000	5.00%, 08/01/26 (c)	299,040
1,155,000	5.00%, 02/01/27 (c)	1,398,405
1,500,000	5.00%, 05/01/27 (c)	1,794,255
2,500,000	5.00%, 05/01/27 (c)	3,030,175
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B (RB) 5.00%, 08/01/27 (c)	1,204,480
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C (RB) 5.00%, 05/01/25 (c)	122,585
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series A-1 (RB)
2,275,000	4.00%, 05/01/26 (c)	2,485,574
150,000	5.00%, 08/01/24	180,471
2,850,000	5.00%, 08/01/25 (c)	3,390,873
800,000	5.00%, 08/01/25 (c)	968,872
125,000	5.00%, 08/01/25 (c)	150,690
1,500,000	5.00%, 05/01/26 (c)	1,771,635
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series B (RB)
130,000	5.00%, 11/01/22 (c)	151,827
360,000	5.00%, 11/01/22 (c)	419,879
260,000	5.00%, 08/01/24 (c)	308,994
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series B-1 (RB)
785,000	5.00%, 11/01/25 (c)	942,196
450,000	5.00%, 11/01/25 (c)	538,290
1,750,000	5.00%, 08/01/26 (c)	2,120,842
540,000	5.00%, 08/01/26 (c)	642,654
1,015,000	5.00%, 08/01/26 (c)	1,203,577
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series D (RB)
75,000	2.00%, 11/01/22 (c)	75,499
130,000	5.00%, 11/01/22 (c)	152,512
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series E-1 (RB)
1,000,000	5.00%, 02/01/26 (c)	1,186,050
750,000	5.00%, 02/01/26 (c)	896,332
2,095,000	5.00%, 02/01/26 (c)	2,522,883
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series F (RB)
1,250,000	4.00%, 02/01/26 (c)	1,350,175
1,035,000	5.00%, 02/01/26 (c)	1,236,939
1,030,000	5.00%, 02/01/26 (c)	1,221,631
Principal Amount		Value

New York: (continued)
$425,000	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 02/01/23 (c)	$490,029
1,810,000	New York City Transitional Finance Authority Future Tax Secured Subordinate, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	2,119,619
	New York City Transitional Finance Authority, Series I (RB)
575,000	5.00%, 05/01/23 (c)	668,276
360,000	5.00%, 05/01/23 (c)	421,477
255,000	New York City Transitional Finance Authority, Subseries A-1 (RB) 3.50%, 08/01/24 (c)	265,899
575,000	New York City Transitional Finance Authority, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	672,750
1,660,000	New York City Transitional Finance Authority, Subseries D-1 (RB) 5.00%, 02/01/24 (c)	1,947,844
625,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/23 (c)	736,700
	New York City Trust for Cultural Resources The Museum of Modern Art, Series 1-E (RB)
120,000	4.00%, 04/01/26	139,711
505,000	4.00%, 10/01/26 (c)	567,332
840,000	4.00%, 10/01/26 (c)	955,206
	New York City Water and Sewer System (RB)
15,000	5.00%, 06/15/22 (c)	17,298
25,000	5.00%, 06/15/22 (c)	28,626
15,000	5.00%, 06/15/25 (c)	18,415
20,000	5.00%, 06/15/25 (c)	24,189
40,000	5.00%, 06/15/25	49,043
30,000	5.00%, 06/15/25 (c)	36,284
	New York City, Series A (GO)
1,035,000	5.00%, 08/01/24	1,240,147
80,000	5.00%, 08/01/25	97,143
655,000	New York City, Series C (GO) 5.00%, 08/01/22 (c)	748,017
820,000	New York City, Series I (GO) 5.00%, 08/01/23 (c)	967,051
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	424,775
	New York State Dormitory Authority (RB)
200,000	4.00%, 07/01/26 (c)	215,628
45,000	5.00%, 02/15/23 (c)	52,700
10,000	5.00%, 07/01/23	11,780
55,000	5.00%, 10/01/23	65,820
10,000	5.00%, 02/15/24 (c)	11,783
50,000	5.00%, 03/15/24	60,154
60,000	5.00%, 03/15/24	72,185
20,000	5.00%, 03/15/24 (c)	23,702
65,000	5.00%, 07/01/24	78,322
10,000	5.00%, 10/01/24	12,093
35,000	5.00%, 02/15/25	42,535

See Notes to Financial Statements

44

Principal Amount		Value

New York: (continued)
$15,000	5.00%, 02/15/25 (c)	$18,036
80,000	5.00%, 02/15/25	97,223
75,000	5.00%, 03/15/25 (c)	88,765
10,000	5.00%, 03/15/25	12,199
20,000	5.00%, 03/15/25 (c)	24,153
20,000	5.00%, 03/15/25 (c)	24,092
35,000	5.00%, 03/15/25	42,589
200,000	5.00%, 07/01/25 (c)	234,822
50,000	5.00%, 07/01/25	60,193
70,000	5.00%, 07/01/25	85,295
20,000	5.00%, 07/01/25 (c)	23,697
15,000	5.00%, 07/01/25 (c)	18,159
20,000	5.00%, 07/01/25 (c)	23,697
30,000	5.00%, 07/01/25	36,389
100,000	5.00%, 09/15/25 (c)	122,886
40,000	5.00%, 09/15/25 (c)	48,632
35,000	5.00%, 09/15/25 (c)	41,933
500,000	5.00%, 09/15/25 (c)	591,130
35,000	5.00%, 09/15/25 (c)	42,383
285,000	5.00%, 09/15/25 (c)	343,738
10,000	5.00%, 10/01/25	12,384
20,000	5.00%, 10/01/25 (c)	23,998
10,000	5.00%, 10/01/25	12,384
20,000	5.00%, 04/01/26 (c)	24,521
15,000	5.00%, 04/01/26 (c)	18,534
250,000	5.00%, 07/01/26	309,607
150,000	5.00%, 07/01/26	182,151
30,000	5.00%, 07/01/26 (c)	36,938
60,000	5.00%, 07/01/26	74,306
540,000	5.00%, 08/15/26 (c)	659,696
25,000	5.00%, 09/15/26 (c)	29,966
25,000	5.00%, 09/15/26 (c)	30,120
25,000	5.00%, 09/15/26 (c)	30,276
40,000	5.00%, 10/01/26 (c)	47,910
250,000	5.00%, 07/01/27 (c)	300,262
250,000	5.00%, 07/01/27 (c)	306,242
25,000	5.00%, 10/01/27	31,791
230,000	New York State Dormitory Authority, Cornell University Revenue, Series A (RB) 5.00%, 07/01/26 (c)	275,724
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	901,716
105,000	New York State Dormitory Authority, Long Island Jewish Obligated Group (RB) 5.00%, 05/01/25 (c)	124,349
1,000,000	New York State Dormitory Authority, Series A (RB) 2.80%, 07/01/25 (c)	1,021,490
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
270,000	5.00%, 12/15/22 (c)	314,658
630,000	5.00%, 12/15/22 (c)	732,854
100,000	5.00%, 02/15/23 (c)	115,300
1,550,000	5.00%, 02/15/24 (c)	1,824,350
810,000	5.00%, 02/15/24	969,238
Principal Amount		Value

New York: (continued)
$795,000	5.00%, 02/15/24 (c)	$939,841
250,000	5.00%, 02/15/24 (c)	297,995
1,500,000	5.00%, 02/15/25	1,822,935
1,490,000	5.00%, 03/15/25 (c)	1,792,574
1,040,000	5.00%, 08/15/26 (c)	1,270,526
715,000	5.00%, 02/15/27 (c)	860,317
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,015,000	5.00%, 02/15/25 (c)	1,211,362
2,000,000	5.00%, 08/15/27 (c)	2,425,780
375,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	444,420
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	612,474
285,000	5.00%, 02/15/25 (c)	342,693
180,000	5.00%, 09/15/25 (c)	215,944
150,000	5.00%, 09/15/25 (c)	180,554
150,000	5.25%, 09/15/25 (c)	182,768
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
660,000	5.00%, 03/15/23 (c)	767,989
1,270,000	5.00%, 03/15/24 (c)	1,499,260
510,000	5.00%, 03/15/24 (c)	601,060
710,000	5.00%, 03/15/24 (c)	850,857
250,000	5.00%, 03/15/24 (c)	296,445
2,380,000	5.00%, 09/15/26 (c)	2,916,404
1,000,000	5.00%, 09/15/26 (c)	1,241,770
1,000,000	5.00%, 03/15/27 (c)	1,197,480
1,385,000	5.00%, 03/15/27 (c)	1,650,906
150,000	5.00%, 03/15/27 (c)	182,828
500,000	5.00%, 03/15/27 (c)	604,750
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,615,000	5.00%, 09/15/25 (c)	1,916,973
340,000	5.00%, 09/15/25 (c)	404,110
100,000	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB) 5.00%, 07/01/22 (c)	113,341
	New York State Environmental Facilities Corp. (RB)
10,000	5.00%, 05/15/24 (c)	11,843
60,000	5.00%, 03/15/25 (c)	72,641
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
150,000	5.00%, 03/15/24	180,663
690,000	5.00%, 03/15/25 (c)	841,200
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
20,000	5.00%, 06/15/22 (c)	23,132
10,000	5.00%, 06/15/23 (c)	11,720
10,000	5.00%, 06/15/23	11,862

See Notes to Financial Statements

45

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$1,320,000	5.00%, 06/15/23 (c)	$1,557,138
50,000	5.00%, 05/15/24 (c)	59,417
150,000	5.00%, 06/15/24 (c)	177,767
1,435,000	5.00%, 06/15/24 (c)	1,702,599
15,000	5.00%, 06/15/24 (c)	18,139
1,260,000	5.00%, 06/15/24 (c)	1,517,506
20,000	5.00%, 06/15/24 (c)	23,812
90,000	5.00%, 09/15/24	109,308
15,000	5.00%, 06/15/25 (c)	18,001
1,965,000	5.00%, 06/15/26 (c)	2,370,812
765,000	5.00%, 06/15/26 (c)	930,316
500,000	5.00%, 06/15/26 (c)	610,240
85,000	New York State Environmental Facilities Corp., Series D (RB) 5.00%, 03/15/25 (c)	102,326
	New York State Thruway Authority (RB)
55,000	5.00%, 03/15/23 (c)	63,999
60,000	5.00%, 01/01/24	71,230
10,000	5.00%, 01/01/25 (c)	11,788
35,000	5.00%, 01/01/25	42,130
600,000	5.00%, 01/01/26 (c)	699,048
	New York State Thruway Authority, Series A (RB)
165,000	5.00%, 09/15/21 (c)	187,494
625,000	5.00%, 01/01/26 (c)	734,675
	New York State Thruway Authority, Series J (RB)
2,120,000	5.00%, 01/01/24 (c)	2,488,392
1,010,000	5.00%, 01/01/24 (c)	1,195,153
500,000	5.00%, 01/01/24 (c)	596,480
	New York State Thruway Authority, Series K (RB)
885,000	5.00%, 01/01/25 (c)	1,033,060
1,000,000	5.00%, 01/01/25 (c)	1,172,320
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
190,000	5.00%, 09/15/21 (c)	215,365
60,000	5.00%, 09/15/21 (c)	68,277
1,290,000	5.00%, 09/15/21 (c)	1,464,305
150,000	5.00%, 09/15/21 (c)	170,147
800,000	5.00%, 03/15/23 (c)	928,672
	New York State Urban Development Corp., State Personal Income, Series A (RB)
25,000	5.00%, 03/15/23	29,413
150,000	5.00%, 03/15/24 (c)	179,060
115,000	5.00%, 03/15/24 (c)	134,783
750,000	5.00%, 03/15/24 (c)	880,485
40,000	5.00%, 03/15/25	48,673
1,000,000	5.00%, 09/15/25 (c)	1,194,910
890,000	5.00%, 03/15/26	1,095,572
670,000	5.00%, 03/15/26 (c)	805,863
1,010,000	5.00%, 03/15/26 (c)	1,233,705
85,000	5.00%, 03/15/26 (c)	102,955
	New York State Urban Development Corp., State Personal Income, Series A-1 (RB)
145,000	5.00%, 03/15/23 (c)	169,859
55,000	5.00%, 03/15/23 (c)	63,846

Principal Amount		Value

New York: (continued)
$1,115,000	5.00%, 03/15/23 (c)	$1,297,436
	New York State Urban Development Corp., State Personal Income, Series B (RB)
1,100,000	5.00%, 03/15/24 (c)	1,296,405
50,000	5.00%, 09/15/25 (c)	61,034
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,295,000	5.00%, 03/15/23 (c)	1,503,288
1,025,000	5.00%, 03/15/23 (c)	1,189,287
510,000	5.00%, 03/15/23 (c)	595,721
75,000	5.00%, 03/15/23 (c)	87,858
690,000	5.00%, 03/15/23 (c)	805,202
	New York State Urban Development Corp., State Personal Income, Series E (RB)
90,000	5.00%, 03/15/23 (c)	104,476
235,000	5.00%, 03/15/23 (c)	273,843
20,000	5.00%, 03/15/23 (c)	23,339
25,000	Port Authority of New York and New Jersey, Series 173 (RB) 3.00%, 06/01/22 (c)	25,702
60,000	Port Authority of New York and New Jersey, Series 175 (RB) 5.00%, 12/01/22 (c)	70,171
10,000	Port Authority of New York and New Jersey, Series 178 (RB) 5.00%, 12/01/23 (c)	11,672
	Port Authority of New York and New Jersey, Series 179 (RB)
100,000	5.00%, 12/01/23 (c)	116,534
325,000	5.00%, 12/01/23 (c)	385,466
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	581,080
765,000	3.25%, 06/15/24 (c)	783,788
	Port Authority of New York and New Jersey, Series 184 (RB)
45,000	5.00%, 09/01/24 (c)	52,669
65,000	5.00%, 09/01/24 (c)	77,942
	Port Authority of New York and New Jersey, Series 189 (RB)
15,000	5.00%, 05/01/23	17,682
25,000	5.00%, 05/01/24	30,021
20,000	5.00%, 05/01/25	24,391
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,307,508
205,000	5.00%, 05/01/20 (c)	223,844
100,000	5.00%, 05/01/20 (c)	109,243
10,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/24	12,104
	Port Authority of New York and New Jersey, Series 205 (RB)
1,000,000	5.00%, 11/15/27 (c)	1,226,660
840,000	5.00%, 11/15/27 (c)	1,041,365
	Sales Tax Asset Receivable Corp., Series A (RB)

See Notes to Financial Statements

46

Principal Amount		Value

New York: (continued)
$300,000	3.00%, 10/15/24 (c)	$311,265
75,000	5.00%, 10/15/23	89,753
1,200,000	5.00%, 10/15/24 (c)	1,443,804
25,000	5.00%, 10/15/24	30,480
3,140,000	5.00%, 10/15/24 (c)	3,759,836
285,000	5.00%, 10/15/24 (c)	347,888
95,000	5.00%, 10/15/24 (c)	114,990
45,000	5.00%, 10/15/24 (c)	53,948
615,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	615,603
225,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 197 (RB) 2.60%, 04/01/25 (c)	216,432
	State of New York, Series A (GO)
25,000	5.00%, 03/01/23 (c)	29,452
150,000	5.00%, 03/01/23 (c)	177,726
110,000	5.00%, 03/15/24	133,302
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	11,001
50,000	Town of Brookhaven NY (GO) 3.00%, 02/01/23 (c)	52,965
	Town of Brookhaven, Series A (GO)
90,000	3.00%, 02/01/23 (c)	95,662
250,000	4.00%, 02/01/23 (c)	278,742
	Town of Oyster Bay (GO) (AGM)
100,000	4.00%, 08/01/22 (c)	106,765
485,000	4.00%, 08/01/22 (c)	519,833
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
130,000	3.00%, 03/01/21 (c)	132,230
175,000	3.25%, 03/01/21 (c)	178,266
100,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20 (c)	105,730
	Triborough Bridge and Tunnel Authority, Series A (RB)
100,000	0.00%, 11/15/29 ^	70,881
995,000	0.00%, 11/15/30 ^	678,371
850,000	0.00%, 11/15/31 ^	559,631
1,295,000	5.00%, 05/15/23 (c)	1,521,366
1,020,000	5.00%, 05/15/23 (c)	1,210,760
900,000	5.00%, 05/15/23 (c)	1,055,241
5,560,000	5.00%, 05/15/23 (c)	6,535,113
75,000	5.00%, 11/15/23	89,426
15,000	5.00%, 11/15/24	18,181
40,000	5.00%, 11/15/25	49,134
20,000	5.00%, 05/15/26 (c)	24,250
45,000	5.00%, 05/15/27 (c)	56,268
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,040,000	5.00%, 11/15/22 (c)	1,218,672
15,000	5.00%, 11/15/22 (c)	17,466
550,000	5.00%, 11/15/22 (c)	643,615
65,000	5.00%, 11/15/22 (c)	76,133
200,000	5.00%, 11/15/22 (c)	234,148
1,320,000	5.00%, 11/15/23 (c)	1,568,041
25,000	5.00%, 11/15/23	29,809
Principal Amount		Value

New York: (continued)
$1,025,000	5.00%, 05/15/27 (c)	$1,265,701
1,000,000	5.00%, 05/15/27 (c)	1,250,410
1,540,000	5.00%, 05/15/27 (c)	1,888,286
1,010,000	5.00%, 05/15/27 (c)	1,231,675
1,340,000	5.00%, 05/15/27 (c)	1,648,200
	Utility Debt Securitization Authority (RB)
940,000	3.00%, 12/15/25 (c)	963,180
145,000	5.00%, 06/15/21 (c)	164,072
85,000	5.00%, 12/15/21 (c)	97,426
10,000	5.00%, 06/15/22 (c)	11,561
45,000	5.00%, 12/15/22 (c)	52,587
20,000	5.00%, 06/15/23 (c)	23,687
45,000	5.00%, 12/15/23 (c)	53,826
165,000	5.00%, 06/15/24 (c)	198,950
20,000	5.00%, 06/15/24 (c)	24,115
30,000	5.00%, 12/15/24 (c)	36,611
25,000	5.00%, 06/15/25 (c)	30,592
240,000	5.00%, 06/15/25 (c)	293,683
1,685,000	5.00%, 12/15/25 (c)	2,049,398
75,000	5.00%, 12/15/25 (c)	92,416
105,000	5.00%, 12/15/25 (c)	129,382
1,045,000	5.00%, 06/15/26 (c)	1,268,996
600,000	5.00%, 06/15/26 (c)	726,516
	Utility Debt Securitization Authority, Series E (RB)
1,300,000	5.00%, 12/15/23 (c)	1,545,804
1,705,000	5.00%, 12/15/23 (c)	2,031,746
1,080,000	5.00%, 12/15/23 (c)	1,289,056
		240,238,721
North Carolina: 1.1%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	501,601
30,000	Charlotte-Mecklenburg Hospital Authority, Series A (RB) 5.00%, 01/15/26	36,473
350,000	City of Raleigh, Combined Enterprise System, Series A (RB) 5.00%, 03/01/23 (c)	410,172
15,000	City of Raleigh, Series A (GO) 5.00%, 09/01/24	18,212
1,000,000	County of Buncombe (RB) 5.00%, 06/01/25	1,214,730
590,000	County of Forsyth (GO) 3.00%, 03/01/27 (c)	602,054
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,017,441
1,000,000	4.00%, 04/01/27 (c)	1,144,970
	County of Mecklenburg, Series B (GO)
250,000	2.00%, 12/01/26 (c)	224,822
10,000	5.00%, 12/01/24	12,193
500,000	5.00%, 12/01/25	618,970
	County of Wake (RB)
75,000	4.00%, 12/01/26 (c)	82,804
30,000	5.00%, 12/01/25	36,885
	County of Wake, Public Improvement (GO)

See Notes to Financial Statements

47

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

North Carolina: (continued)
$1,805,000	3.00%, 09/01/24 (c)	$1,931,603
115,000	5.00%, 09/01/24	139,622
60,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 07/01/26 (c)	73,343
	North Carolina Medical Care Commission (RB)
10,000	4.00%, 06/01/26 (c)	10,983
10,000	5.00%, 06/01/23	11,773
15,000	5.00%, 06/01/26	18,465
500,000	5.00%, 10/01/27 (c)	594,760
340,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	423,157
	North Carolina Municipal Power Agency No. 1, Series A (RB)
355,000	2.00%, 01/01/18 (c)	354,460
55,000	5.00%, 01/01/24	65,330
25,000	5.00%, 01/01/26 (c)	29,874
30,000	5.00%, 01/01/26 (c)	35,024
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,121,390
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	22,865
540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	647,341
500,000	North Carolina Turnpike Authority (RB) 5.00%, 01/01/27 (c)	577,850
	State of North Carolina (RB)
10,000	5.00%, 03/01/24	11,893
65,000	5.00%, 03/01/25 (c)	78,430
25,000	5.00%, 03/01/25	30,184
15,000	5.00%, 06/01/25	18,304
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	94,781
500,000	5.00%, 06/01/26	623,525
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	1,008,250
250,000	5.00%, 06/01/24	300,810
1,500,000	5.00%, 06/01/26 (c)	1,862,520
115,000	5.00%, 06/01/26	142,178
	State of North Carolina, Series C (RB)
1,085,000	5.00%, 05/01/24 (c)	1,294,058
1,315,000	5.00%, 05/01/24	1,589,861
		19,033,961
North Dakota: 0.1%
1,085,000	North Dakota Public Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	1,281,895
Ohio: 2.0%
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	722,963
Principal Amount		Value

Ohio: (continued)
	City of Cincinnati, Series A (GO)
$10,000	4.00%, 12/01/24	$11,406
50,000	4.00%, 12/01/25	57,346
20,000	5.00%, 12/01/23	23,810
15,000	5.00%, 12/01/24	18,155
	City of Columbus, Ohio Sewerage Revenue (RB)
300,000	5.00%, 12/01/24 (c)	361,776
250,000	5.00%, 12/01/24 (c)	296,922
25,000	5.00%, 12/01/24 (c)	30,388
500,000	5.00%, 12/01/24 (c)	604,805
	City of Columbus, Series A (GO)
50,000	3.00%, 08/15/22 (c)	51,007
1,475,000	3.00%, 02/15/24 (c)	1,562,585
800,000	4.00%, 02/15/24 (c)	887,560
35,000	4.00%, 08/15/24	39,969
45,000	5.00%, 08/15/23	53,559
100,000	5.00%, 08/15/23 (c)	119,081
1,075,000	5.00%, 02/15/24 (c)	1,285,625
	City of Columbus, Various Purpose, Series A (GO)
750,000	3.00%, 07/01/25 (c)	801,382
300,000	3.00%, 07/01/25 (c)	312,099
500,000	3.00%, 07/01/25 (c)	524,815
960,000	3.00%, 08/15/25 (c)	983,472
750,000	3.10%, 07/01/25 (c)	778,537
1,450,000	3.20%, 07/01/25 (c)	1,510,073
140,000	5.00%, 08/15/22 (c)	162,404
75,000	5.00%, 07/01/24	90,740
1,000,000	City of Toledo, Water System Revenue (RB) 5.00%, 05/15/23 (c)	1,158,740
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,451
	County of Cuyahoga (RB)
350,000	3.13%, 12/01/24 (c)	353,881
30,000	5.00%, 06/01/24 (c)	35,381
100,000	5.00%, 02/15/27 (c)	111,716
290,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	331,841
	County of Franklin, Ohio Hospital Facilities Revenue, Ohiohealth Corp. (RB)
1,000,000	5.00%, 05/15/23 (c)	1,150,900
70,000	5.00%, 05/15/23 (c)	82,289
	County of Hamilton, Ohio Sales Tax Revenue, Series A (RB)
10,000	5.00%, 12/01/23	11,886
340,000	5.00%, 12/01/26 (c)	409,887
	County of Hamilton, Ohio Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	118,913
375,000	5.00%, 12/01/24 (c)	447,559
75,000	Cuyahoga County, Various Purpose (RB) 3.00%, 12/01/24 (c)	75,572
	Dayton City School District (GO) (SD CRED PROG)
205,000	5.00%, 11/01/26	249,196

See Notes to Financial Statements

48

Principal Amount		Value

Ohio: (continued)
$35,000	5.00%, 11/01/28	$43,065
75,000	5.00%, 11/01/29	92,578
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	760,020
15,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	17,902
	Kent State University (RB)
35,000	5.00%, 05/01/25	42,114
10,000	5.00%, 05/01/26 (c)	12,073
10,000	Miami University (RB) 5.00%, 09/01/25	12,132
15,000	Ohio Higher Educational Facility Commission (RB) 5.00%, 01/01/22 (c)	17,362
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	153,878
	Ohio Water Development Authority, Fresh Water, Series B (RB)
75,000	5.00%, 06/01/26 (c)	90,491
1,000,000	5.00%, 12/01/26 (c)	1,217,360
200,000	5.00%, 12/01/26 (c)	244,756
90,000	Ohio Water Development Authority, Water Pollution Control (RB) 5.00%, 12/01/24	109,198
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	12,218
15,000	5.00%, 12/01/25	18,455
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
50,000	5.00%, 12/01/25 (c)	61,433
20,000	5.00%, 12/01/25 (c)	24,506
40,000	5.00%, 12/01/25 (c)	49,518
20,000	5.00%, 12/01/25 (c)	24,641
	State of Ohio (GO)
65,000	4.00%, 05/01/24	74,202
120,000	5.00%, 05/01/22 (c)	138,936
50,000	5.00%, 06/15/22 (c)	57,612
10,000	5.00%, 08/01/23	11,854
50,000	5.00%, 12/15/23	59,327
1,350,000	5.00%, 03/15/24 (c)	1,583,118
25,000	5.00%, 03/15/24 (c)	29,236
30,000	5.00%, 12/15/24	36,455
25,000	5.00%, 08/01/25	30,659
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
750,000	4.00%, 01/01/28 (c)	807,810
115,000	5.00%, 01/01/28 (c)	140,544
100,000	5.00%, 01/01/28 (c)	119,927
	State of Ohio, Highway Capital Improvement, Series R (GO)
2,515,000	5.00%, 05/01/24 (c)	3,035,504
1,000,000	5.00%, 05/01/24 (c)	1,206,960
500,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	603,660
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,206,430
Principal Amount		Value

Ohio: (continued)
	State of Ohio, Major New State Infrastructure Project (RB)
$1,110,000	5.00%, 06/15/22 (c)	$1,276,855
190,000	5.00%, 06/15/26 (c)	231,559
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	609,140
3,000,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	3,733,590
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,522,069
35,000	University of Akron, Series A (RB) 5.00%, 01/01/25 (c)	41,031
		35,399,869
Oklahoma: 0.3%
1,665,000	Canadian County Educational Facilities Authority (RB) 3.00%, 09/01/26 (c)	1,688,243
	Grand River Dam Authority, Series A (RB)
10,000	5.00%, 06/01/23	11,767
10,000	5.00%, 06/01/23	11,767
130,000	5.00%, 06/01/24 (c)	154,816
20,000	5.00%, 06/01/24	23,955
110,000	5.00%, 06/01/24 (c)	128,845
1,040,000	5.00%, 06/01/24 (c)	1,215,396
115,000	5.00%, 06/01/26	141,364
120,000	5.00%, 12/01/26 (c)	143,910
85,000	5.00%, 12/01/26 (c)	103,166
	Oklahoma Capitol Improvement Authority (RB)
10,000	5.00%, 07/01/24 (c)	11,966
25,000	5.00%, 07/01/24 (c)	29,760
120,000	5.00%, 07/01/24	143,760
30,000	5.00%, 07/01/26 (c)	36,487
1,025,000	Oklahoma Capitol Improvement Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,202,653
	Oklahoma City Water Utilities Trust, Water and Sewer Revenue (RB)
40,000	5.00%, 07/01/23 (c)	46,933
90,000	5.00%, 07/01/23 (c)	106,504
15,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/25 (c)	17,520
25,000	Oklahoma Water Resources Board (RB) 5.00%, 04/01/25	30,471
	Tulsa County Industrial Authority (RB)
15,000	5.00%, 09/01/23	17,564
15,000	5.00%, 09/01/24	17,807
500,000	5.00%, 09/01/25 (c)	600,585
20,000	University of Oklahoma/The (RB) 5.00%, 07/01/25 (c)	23,452
		5,908,691

See Notes to Financial Statements

49

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Oregon: 1.0%
	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG)
$100,000	4.00%, 06/15/22 (c)	$110,128
25,000	5.00%, 06/15/23	29,580
385,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	425,964
	City of Portland, Sewer System Revenue, Series A (RB)
20,000	5.00%, 04/01/23 (c)	23,581
25,000	5.00%, 06/01/24	30,081
325,000	County of Washington (GO) 5.00%, 03/01/25	398,115
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	524,734
1,030,000	0.00%, 06/15/27 (c) ^	616,393
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	545,710
500,000	North Clackamas School District No. 12 (GO) (SBG) 5.00%, 06/15/24 (c)	590,515
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	235,148
15,000	Oregon State Facilities Authority (RB) 5.00%, 06/01/24	17,925
	Oregon State Lottery (RB)
60,000	5.00%, 04/01/24	72,307
15,000	5.00%, 04/01/24 (c)	17,905
60,000	5.00%, 04/01/25 (c)	73,083
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	149,913
	State of Oregon (GO)
55,000	5.00%, 11/01/23 (c)	65,514
10,000	5.00%, 05/01/26 (c)	12,185
	State of Oregon Department of Transportation (RB)
35,000	5.00%, 11/15/23 (c)	41,888
15,000	5.00%, 11/15/23	17,895
60,000	5.00%, 11/15/24 (c)	71,629
25,000	5.00%, 11/15/24 (c)	30,265
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
10,000	5.00%, 11/15/22	11,697
295,000	5.00%, 11/15/23	351,929
1,750,000	5.00%, 11/15/24 (c)	2,092,965
745,000	5.00%, 11/15/24 (c)	891,549
1,500,000	5.00%, 11/15/24 (c)	1,795,065
105,000	5.00%, 11/15/24 (c)	126,112
250,000	5.00%, 11/15/24 (c)	299,177
225,000	5.00%, 11/15/24	273,044
Principal Amount		Value

Oregon: (continued)
$1,000,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	$1,235,940
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
1,010,000	5.00%, 04/01/25 (c)	1,215,484
1,850,000	5.00%, 04/01/25 (c)	2,237,704
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	501,462
	State of Oregon, Series A (GO)
550,000	5.00%, 08/01/23 (c)	650,287
180,000	5.00%, 08/01/23 (c)	212,929
500,000	State of Oregon, Series F (GO) 5.00%, 05/01/23 (c)	587,970
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	433,685
	Washington and Multnomah Counties, Beaverton School District 48, Series B (GO) (SBG)
115,000	5.00%, 06/15/24 (c)	133,349
750,000	5.00%, 06/15/24 (c)	885,772
		18,036,578
Pennsylvania: 3.5%
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
10,000	5.00%, 12/01/25	12,170
1,290,000	5.00%, 12/01/25 (c)	1,525,644
475,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	561,569
400,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	481,792
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,176,780
	City of Philadelphia, Series A (GO)
1,000,000	5.00%, 08/01/25 (c)	1,176,590
750,000	5.00%, 08/01/27 (c)	892,687
750,000	5.00%, 08/01/27 (c)	896,940
	City of Philadelphia, Water and Wastewater Revenue (RB)
20,000	5.00%, 10/01/24	23,985
85,000	5.00%, 10/01/25	103,231
85,000	5.00%, 10/01/26	104,168
10,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/24 (c)	11,829
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,810
250,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/25 (c)	289,917

See Notes to Financial Statements

50

Principal Amount		Value

Pennsylvania: (continued)
	Commonwealth of Pennsylvania (GO)
$15,000	5.00%, 06/01/22 (c)	$17,165
500,000	5.00%, 01/15/24	586,125
230,000	5.00%, 03/15/25 (c)	262,816
15,000	5.00%, 08/15/25	17,954
1,720,000	5.00%, 08/15/25 (c)	1,986,910
1,200,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 5.00%, 09/15/25	1,437,708
	Commonwealth of Pennsylvania, First Series (GO)
1,480,000	5.00%, 04/01/23 (c)	1,719,094
1,450,000	5.00%, 04/01/23 (c)	1,689,119
1,535,000	5.00%, 04/01/23 (c)	1,770,147
225,000	5.00%, 06/15/24 (c)	265,275
500,000	5.00%, 06/15/24 (c)	585,790
500,000	5.00%, 06/15/24	589,500
650,000	5.00%, 03/15/25 (c)	757,308
1,430,000	5.00%, 03/15/25 (c)	1,648,418
3,020,000	5.00%, 09/15/26	3,638,496
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	389,581
300,000	4.00%, 10/15/23 (c)	325,434
210,000	4.00%, 09/15/26 (c)	230,878
500,000	5.00%, 10/15/23 (c)	580,735
1,000,000	5.00%, 10/15/23 (c)	1,156,020
920,000	5.00%, 10/15/23 (c)	1,062,425
445,000	5.00%, 10/15/23 (c)	521,749
515,000	5.00%, 10/15/23 (c)	605,403
165,000	5.00%, 10/15/23 (c)	189,948
1,775,000	5.00%, 09/15/26	2,138,520
200,000	5.00%, 01/15/27 (c)	238,874
670,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	800,637
500,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	567,950
20,000	Dauphin County General Authority (RB) 4.00%, 06/01/26 (c)	21,255
	Delaware River Port Authority (RB)
100,000	5.00%, 01/01/24 (c)	115,930
200,000	5.00%, 01/01/24 (c)	231,236
	Dauphin Country General Authority Health System, Series A (RB)
1,525,000	3.00%, 06/01/26 (c)	1,444,526
410,000	4.00%, 06/01/26 (c)	433,513
	Lancaster County Hospital Authority (RB)
70,000	5.00%, 08/15/23	82,538
305,000	5.00%, 08/15/26	372,640
250,000	Montgomery County Industrial Development Authority, Life Communities, Inc. (RB) 5.00%, 05/15/22 (c)	280,175
	Pennsylvania Economic Development Financing Authority (RB)
75,000	5.00%, 03/15/24	88,983
340,000	5.00%, 09/15/26 (c)	402,186
Principal Amount		Value

Pennsylvania: (continued)
$100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	$119,123
	Pennsylvania Higher Educational Facilities Authority, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	985,960
725,000	4.00%, 08/15/26 (c)	821,287
940,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/26 (c)	1,099,725
40,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB) 5.00%, 08/15/22 (c)	46,095
725,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 114C (RB) 3.30%, 10/01/21 (c)	727,704
125,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	125,155
20,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	20,675
250,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	254,972
20,000	Pennsylvania State University (RB) 5.00%, 09/01/26 (c)	24,186
	Pennsylvania Turnpike Commission (RB)
25,000	5.00%, 06/01/23	28,984
515,000	5.00%, 12/01/25 (c)	602,504
15,000	5.00%, 12/01/26 (c)	17,279
85,000	5.00%, 12/01/26 (c)	103,788
40,000	5.00%, 12/01/26 (c)	48,186
20,000	5.00%, 12/01/26 (c)	23,559
1,000,000	5.00%, 06/01/27 (c)	1,171,800
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,060,000	3.00%, 06/01/26 (c)	997,630
720,000	3.00%, 06/01/26 (c)	693,439
2,460,000	4.00%, 06/01/26 (c)	2,554,144
	Pennsylvania Turnpike Commission, Series A (RB)
370,000	5.00%, 12/01/24 (c)	428,897
750,000	5.00%, 12/01/26 (c)	889,402
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	589,774
	Pennsylvania Turnpike Commission, Series C (RB)
415,000	5.00%, 12/01/24 (c)	484,869
1,000,000	5.50%, 12/01/23 (c)	1,175,630
	Philadelphia Authority for Industrial Development (RB)
10,000	5.00%, 04/01/25 (c)	11,660

See Notes to Financial Statements

51

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Pennsylvania: (continued)
$930,000	5.00%, 04/01/25 (c)	$1,075,536
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,206,370
1,000,000	5.00%, 10/01/26 (c)	1,163,890
1,030,000	5.00%, 10/01/26 (c)	1,204,091
1,015,000	5.00%, 10/01/26 (c)	1,190,920
1,000,000	Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	1,162,090
270,000	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB) 5.25%, 05/15/20 (c)	297,319
	State Public School Building Authority (RB)
465,000	5.00%, 04/01/22 (c)	498,792
260,000	5.00%, 12/01/26 (c)	292,908
1,000,000	5.00%, 12/01/26 (c)	1,160,510
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,145,957
		60,966,883
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Series A (RB)
15,000	5.00%, 06/15/23	17,572
90,000	5.00%, 06/15/24	107,152
	Rhode Island Commerce Corp., Series B (RB)
70,000	5.00%, 06/15/25	84,497
165,000	5.00%, 06/15/26 (c)	195,959
85,000	5.00%, 06/15/26 (c)	102,333
	Rhode Island Health and Educational Building Corp., Series A (RB)
500,000	4.00%, 05/15/26 (c)	552,465
40,000	5.00%, 05/15/24	47,318
385,000	5.00%, 05/15/25 (c)	454,211
110,000	5.00%, 05/15/26 (c)	132,332
	State of Rhode Island (GO)
15,000	5.00%, 08/01/23	17,699
50,000	5.00%, 08/01/24	60,051
	State of Rhode Island, Series D (GO)
1,000,000	5.00%, 08/01/24 (c)	1,187,060
250,000	5.00%, 08/01/24 (c)	297,632
200,000	5.00%, 08/01/24	240,204
		3,496,485
South Carolina: 1.0%
	Berkeley County, South Carolina School District, Series A (GO)
355,000	3.00%, 03/01/24 (c)	372,764
150,000	3.00%, 03/01/24 (c)	158,876
	Charleston Educational Excellence Finance Corp. (RB)
25,000	4.00%, 12/01/23 (c)	26,956
300,000	5.00%, 12/01/23	356,193
950,000	5.00%, 12/01/23 (c)	1,104,707
255,000	5.00%, 12/01/23 (c)	297,794
120,000	5.00%, 12/01/23 (c)	141,491
30,000	5.00%, 12/01/23 (c)	35,147
Principal Amount		Value

South Carolina: (continued)
$150,000	5.00%, 12/01/24 (c)	$174,935
25,000	5.00%, 12/01/24 (c)	29,638
80,000	5.00%, 12/01/24 (c)	95,479
895,000	Charleston Educational Excellence Finance Corp. County School District (RB) 5.00%, 12/01/24	1,080,614
50,000	Charleston Educational Excellence Finance Corp. Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	59,398
100,000	Dorchester County School District No. 2, Series A (GO) 4.00%, 03/01/24 (c)	109,898
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	100,602
135,000	3.13%, 06/01/26 (c)	136,778
175,000	3.25%, 06/01/26 (c)	178,152
250,000	5.00%, 06/01/26 (c)	301,420
30,000	Horry County School District, Series A (GO) 5.00%, 03/01/24	36,077
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	495,264
325,000	Lancaster County School District (GO) 3.25%, 03/01/27 (c)	335,039
15,000	SCAGO Educational Facilities Corp for Pickens School District (RB) 5.00%, 12/01/23	17,592
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
1,000,000	3.75%, 11/01/22 (c)	1,058,850
350,000	5.00%, 11/01/22 (c)	395,752
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
220,000	5.00%, 08/01/23 (c)	237,629
395,000	5.25%, 08/01/23 (c)	432,189
	South Carolina Public Service Authority, Series A (RB)
40,000	5.00%, 12/01/23	46,663
280,000	5.00%, 12/01/24	331,542
225,000	5.00%, 06/01/25 (c)	263,113
50,000	5.00%, 06/01/25 (c)	58,961
200,000	5.00%, 06/01/26 (c)	234,684
1,045,000	5.00%, 06/01/26 (c)	1,209,765
10,000	5.00%, 06/01/26 (c)	11,626
45,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/26 (c)	52,457
	South Carolina Public Service Authority, Series C (RB)
75,000	5.00%, 12/01/23	87,494
1,560,000	5.00%, 12/01/24 (c)	1,776,871
50,000	5.00%, 12/01/24	59,204

See Notes to Financial Statements

52

Principal Amount		Value

South Carolina: (continued)
$390,000	5.00%, 12/01/24 (c)	$456,491
110,000	5.00%, 12/01/24 (c)	126,433
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,134,730
	South Carolina Transportation Infrastructure Bank (RB)
3,450,000	2.25%, 10/01/25 (c)	3,044,763
65,000	3.38%, 10/01/22 (c)	66,075
25,000	5.00%, 10/01/23	29,484
25,000	5.00%, 10/01/24	29,927
10,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	10,242
	York County, South Carolina Fort Mill School District No.4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	489,215
325,000	3.00%, 03/01/27 (c)	320,658
		17,609,632
South Dakota: 0.0%
15,000	South Dakota Housing Development Authority (RB) 3.40%, 11/01/24 (c)	15,426
Tennessee: 1.1%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	887,197
535,000	City of Knoxville, Wastewater System Revenue, Series A (RB) 3.00%, 04/01/21 (c)	537,932
	City of Memphis, Series A (GO)
10,000	5.00%, 11/01/23 (c)	11,912
275,000	5.00%, 04/01/25	333,902
490,000	Knox County Health Educational and Housing Facility Board (RB) 5.00%, 04/01/27 (c)	566,362
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	774,819
1,485,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,766,081
1,000,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	1,193,200
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	899,180
545,000	4.00%, 07/01/26 (c)	600,721
1,600,000	4.00%, 07/01/26 (c)	1,751,904
2,585,000	4.00%, 07/01/27 (c)	2,825,353
1,700,000	4.00%, 07/01/27 (c)	1,936,453
315,000	4.00%, 07/01/27	364,408
915,000	4.75%, 07/01/26	1,110,169
300,000	5.00%, 07/01/23 (c)	350,937
100,000	5.00%, 01/01/26	123,168
25,000	5.00%, 07/01/26 (c)	29,841
Principal Amount		Value

Tennessee: (continued)
$235,000	5.00%, 07/01/26 (c)	$282,125
	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB)
90,000	5.00%, 07/01/26 (c)	104,235
530,000	5.00%, 07/01/26 (c)	616,915
200,000	Shelby County Health Educational and Housing Facilities Board (RB) 5.00%, 05/01/27 (c)	241,474
	State of Tennessee (GO)
25,000	5.00%, 08/01/24	30,291
15,000	5.00%, 09/01/24 (c)	18,222
15,000	5.00%, 08/01/26 (c)	18,676
500,000	State of Tennessee, Series B (GO) 2.00%, 10/01/20 (c)	500,985
	Tennessee State School Bond Authority Higher Education Facilities Second Program, Series A (RB)
150,000	5.00%, 11/01/27 (c)	183,288
250,000	5.00%, 11/01/27	315,842
	Tennessee State School Bond Authority Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	24,513
30,000	5.00%, 11/01/25	36,970
		18,437,075
Texas: 10.7%
	Aldine Independent School District, Series A (GO)
1,000,000	4.00%, 02/15/27 (c)	1,091,510
675,000	4.00%, 02/15/27 (c)	732,753
130,000	5.00%, 02/15/25 (c)	156,023
700,000	5.00%, 02/15/27 (c)	857,850
1,000,000	5.00%, 02/15/27 (c)	1,233,040
	Allen Independent School District (GO)
60,000	5.00%, 02/15/25	73,009
15,000	5.00%, 02/15/26	18,484
	Alvin Independent School District, Series A (GO)
500,000	5.00%, 02/15/26 (c)	598,800
85,000	5.00%, 02/15/26 (c)	102,364
40,000	5.00%, 02/15/26 (c)	48,474
	Arlington Independent School District (GO)
50,000	5.00%, 02/15/25 (c)	60,461
10,000	5.00%, 02/15/25	12,123
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	167,954
665,000	5.00%, 01/01/27 (c)	780,158
345,000	5.00%, 01/01/27 (c)	408,718
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	565,880
500,000	5.00%, 01/01/27 (c)	570,975

See Notes to Financial Statements

53

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	$547,465
	Austin Independent School District, Series B (GO)
780,000	5.00%, 08/01/24	941,203
500,000	5.00%, 08/01/26 (c)	611,275
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	120,664
	Bexar County Hospital District (GO)
725,000	5.00%, 02/15/24	852,854
1,350,000	5.00%, 02/15/25	1,611,171
50,000	5.00%, 02/15/26 (c)	59,301
100,000	Birdville Independent School District (GO) 5.00%, 02/15/25	121,681
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	296,325
535,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	668,285
1,325,000	Board of Regents of Texas A&M University System, Series C (RB) 5.00%, 05/15/25	1,621,508
	Board of Regents of the University of Texas System (RB)
30,000	5.00%, 08/15/23	35,542
330,000	5.00%, 08/15/24	398,102
930,000	Board of Regents of the University of Texas System, Series A (RB) 5.00%, 03/15/25 (c)	1,112,522
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	118,806
65,000	5.00%, 08/15/25	79,623
125,000	5.00%, 07/01/26 (c)	153,575
70,000	5.00%, 08/15/26	86,778
	Board of Regents of the University of Texas System, Series D (RB)
55,000	5.00%, 08/15/23	65,160
180,000	5.00%, 08/15/25	220,495
	Board of Regents of the University of Texas System, Series E (RB)
65,000	5.00%, 08/15/24	78,414
520,000	5.00%, 08/15/27	651,711
	Board of Regents of the University of Texas System, Series J (RB)
20,000	5.00%, 08/15/23	23,695
85,000	5.00%, 08/15/24	102,541
20,000	5.00%, 08/15/25	24,499
25,000	5.00%, 08/15/26 (c)	30,879
250,000	Board of Regents of University of North Texas, Series A (RB) 5.00%, 04/15/27	308,725
525,000	Board of Regents of University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	624,062
Principal Amount		Value

Texas: (continued)
$785,000	Board of Regents of University of Texas System, Series D (RB) 5.00%, 08/15/24	$947,000
140,000	Board of Regents of University of Texas System, Series E (RB) 5.00%, 08/15/26	173,555
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	573,255
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	288,500
625,000	5.00%, 01/01/26 (c)	726,687
35,000	5.00%, 01/01/26 (c)	41,566
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
230,000	5.00%, 01/01/23 (c)	254,980
100,000	5.00%, 07/01/25 (c)	113,966
400,000	5.00%, 07/01/25 (c)	462,992
	Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24	178,944
30,000	5.00%, 08/15/24 (c)	34,351
500,000	Cities of Dallas and Fort Worth, International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	589,015
150,000	City of Arlington, Texas Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	178,685
	City of Austin (GO)
35,000	5.00%, 09/01/23	41,577
40,000	5.00%, 09/01/24	48,334
15,000	5.00%, 09/01/25 (c)	18,332
	City of Austin, Electric Utility Revenue, Series A (RB)
55,000	5.00%, 11/15/24	66,340
40,000	5.00%, 11/15/25 (c)	48,045
35,000	5.00%, 11/15/25	42,730
	City of Austin, Water and Wastewater System Revenue (RB)
50,000	5.00%, 11/15/22 (c)	57,958
1,030,000	5.00%, 05/15/24 (c)	1,219,819
650,000	5.00%, 05/15/24 (c)	766,733
1,025,000	5.00%, 05/15/24 (c)	1,211,140
170,000	5.00%, 11/15/26 (c)	204,488
1,400,000	5.00%, 11/15/26 (c)	1,674,008
	City of Austin, Water and Wastewater System Revenue, Series A (RB)
1,000,000	3.70%, 05/15/23 (c)	1,077,230
80,000	5.00%, 05/15/23 (c)	94,494
50,000	5.00%, 05/15/23 (c)	58,943
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	572,590
1,175,000	5.00%, 02/15/24 (c)	1,361,143
1,450,000	5.00%, 02/15/24 (c)	1,694,513
500,000	5.00%, 02/15/25 (c)	572,735
1,000,000	5.00%, 02/15/25 (c)	1,158,330

See Notes to Financial Statements

54

Principal Amount		Value

Texas: (continued)
$255,000	City of Dallas, Series A (GO) 5.00%, 02/15/23 (c)	$289,076
	City of Dallas, Waterworks and Sewer System, Series A (RB)
35,000	5.00%, 10/01/22 (c)	40,746
35,000	5.00%, 10/01/23	41,515
15,000	5.00%, 10/01/24	18,086
1,000,000	5.00%, 10/01/25 (c)	1,188,750
1,425,000	5.00%, 10/01/25 (c)	1,705,326
1,350,000	5.00%, 10/01/26 (c)	1,625,332
1,800,000	5.00%, 10/01/26 (c)	2,179,944
	City of El Paso, Water and Sewer Revenue (RB)
20,000	5.00%, 03/01/24 (c)	23,892
445,000	5.00%, 03/01/24 (c)	531,005
30,000	5.00%, 03/01/24	35,699
80,000	5.00%, 08/15/24	96,113
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
60,000	5.00%, 11/01/20 (c)	66,262
1,215,000	5.00%, 11/01/20 (c)	1,342,575
1,130,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,353,231
590,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	690,300
	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB)
160,000	5.00%, 11/15/24	193,107
180,000	5.00%, 11/15/26 (c)	217,813
50,000	5.00%, 11/15/26 (c)	61,462
540,000	5.00%, 11/15/26	668,277
	City of Houston, Combined Utility System Revenue, First Lien, Series C (RB)
15,000	5.00%, 05/15/23	17,639
780,000	5.00%, 05/15/24 (c)	913,832
	City of Houston, Combined Utility System Revenue, First Lien, Series D (RB)
30,000	3.38%, 11/15/22 (c)	30,607
200,000	5.00%, 11/15/24	241,384
40,000	5.00%, 11/15/24 (c)	47,206
35,000	5.00%, 11/15/24 (c)	41,783
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	754,487
1,000,000	5.00%, 03/01/24 (c)	1,167,810
45,000	5.00%, 03/01/24 (c)	53,136
635,000	5.00%, 03/01/26 (c)	739,165
200,000	5.00%, 03/01/26 (c)	235,082
595,000	5.00%, 03/01/26 (c)	703,766
25,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	29,688
1,070,000	City of San Antonio (GO) 5.00%, 02/01/24 (c)	1,259,668
	City of San Antonio, Electric and Gas Systems Revenue (RB)
500,000	4.00%, 08/01/26 (c)	539,400
30,000	5.00%, 02/01/26	36,990
100,000	5.00%, 02/01/26 (c)	118,687
Principal Amount		Value

Texas: (continued)
$25,000	5.00%, 02/01/26	$30,825
95,000	5.00%, 08/01/26 (c)	113,718
1,030,000	5.00%, 08/01/26 (c)	1,279,610
1,000,000	5.00%, 08/01/27 (c)	1,204,480
555,000	5.25%, 02/01/25	679,464
	City of San Antonio, General Improvement (GO)
1,030,000	5.00%, 02/01/24 (c)	1,219,891
100,000	5.00%, 02/01/24	119,282
280,000	City of San Antonio, Public Facilities Corp. Improvement (RB) 3.00%, 09/15/22 (c)	286,504
510,000	City of San Antonio, Water System Revenue, Series A (RB) 5.00%, 05/15/26 (c)	605,732
70,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	83,647
	Comal Independent School District, Series A (GO)
120,000	4.00%, 02/01/21 (c)	128,603
445,000	4.00%, 02/01/21 (c)	477,044
	Conroe Independent School District (GO)
10,000	5.00%, 02/15/24	11,999
105,000	5.00%, 02/15/25	128,006
10,000	5.00%, 02/15/25 (c)	11,853
	Conroe Independent School District, Series A (GO)
360,000	5.00%, 02/15/21 (c)	400,615
140,000	5.00%, 02/15/21 (c)	156,561
500,000	County of Bexar (GO) 4.00%, 06/15/25 (c)	545,200
250,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	304,522
590,000	County of Denton (GO) 4.00%, 07/15/25 (c)	649,903
	County of Fort Bend (GO)
15,000	5.00%, 03/01/22 (c)	17,098
50,000	5.00%, 03/01/25 (c)	59,765
20,000	5.00%, 03/01/26 (c)	24,106
500,000	County of Fort Bend, Series B (GO) 4.00%, 03/01/26 (c)	551,325
	County of Harris (RB)
30,000	4.00%, 08/15/22 (c)	31,961
30,000	5.00%, 08/15/22 (c)	34,427
15,000	5.00%, 08/15/22 (c)	17,393
30,000	5.00%, 08/15/22 (c)	34,457
25,000	5.00%, 08/15/23	29,573
30,000	5.00%, 08/15/24	36,149
25,000	5.00%, 10/01/25	30,464
105,000	5.00%, 08/15/26 (c)	125,222
180,000	5.00%, 08/15/26 (c)	217,026
	County of Harris, Series A (GO)
1,280,000	5.00%, 10/01/25 (c)	1,541,056
1,115,000	5.00%, 10/01/25 (c)	1,346,898
365,000	5.00%, 10/01/25 (c)	444,475
	County of Harris, Texas Toll Road, Senior Lien, Series A (RB)
1,335,000	5.00%, 08/15/26 (c)	1,575,981

See Notes to Financial Statements

55

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$2,250,000	5.00%, 08/15/26 (c)	$2,669,692
1,600,000	5.00%, 08/15/26 (c)	1,917,904
325,000	County of Harris, Texas Toll Road, Senior Lien, Series C (RB) 5.00%, 08/15/22 (c)	374,250
	County of Travis (GO)
190,000	5.00%, 03/01/25	230,557
35,000	5.00%, 03/01/26 (c)	42,097
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	366,084
90,000	5.00%, 02/15/23 (c)	105,499
1,325,000	5.00%, 02/15/25 (c)	1,583,309
700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	835,765
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	118,034
	Dallas and Fort Worth International Airport, Series G (RB)
115,000	5.00%, 11/01/20 (c)	126,719
40,000	5.00%, 11/01/20 (c)	44,138
	Dallas Area Rapid Transit (RB)
175,000	5.00%, 12/01/24 (c)	211,165
120,000	5.00%, 12/01/25 (c)	144,256
55,000	5.00%, 12/01/25 (c)	66,252
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
1,050,000	5.00%, 12/01/25 (c)	1,252,828
165,000	5.00%, 12/01/25 (c)	197,007
545,000	5.00%, 12/01/25 (c)	662,344
	Dallas County Utility and Reclamation District (GO)
375,000	5.00%, 02/15/25	445,875
365,000	5.00%, 02/15/28	444,340
	Dallas Independent School District (GO)
465,000	5.00%, 08/15/22 (c)	534,080
15,000	5.00%, 08/15/23	17,780
10,000	5.00%, 08/15/24 (c)	12,064
375,000	5.00%, 02/15/25	456,304
40,000	5.00%, 02/15/25 (c)	48,369
	Dallas Independent School District, Series A (GO)
1,000,000	5.00%, 08/15/24 (c)	1,199,290
130,000	5.00%, 08/15/24	156,920
240,000	Dallas Texas, Series A (GO) 5.00%, 02/15/23 (c)	270,924
135,000	Dallas/Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	148,797
	Denton Independent School District (GO)
60,000	5.00%, 08/15/23	71,193
1,170,000	5.00%, 02/15/25 (c)	1,418,332
40,000	Dripping Springs Independent School District (GO) 5.00%, 02/15/24 (c)	47,784
Principal Amount		Value

Texas: (continued)
	Eagle Mountain and Saginaw Independent School District (GO)
$335,000	4.00%, 02/15/26 (c)	$365,569
90,000	5.00%, 02/15/26 (c)	108,763
10,000	5.00%, 02/15/26 (c)	11,959
75,000	Ector County Independent School District (GO) 5.00%, 08/15/23 (c)	88,537
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	135,988
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	367,482
470,000	Fort Bend Independent School District (GO) 5.00%, 08/15/22 (c)	544,039
	Fort Worth Independent School District (GO)
40,000	5.00%, 02/15/25	48,672
110,000	5.00%, 02/15/25	133,933
35,000	5.00%, 02/15/25 (c)	41,954
750,000	5.00%, 02/15/26	925,515
500,000	5.00%, 02/15/26 (c)	605,925
95,000	5.00%, 03/01/26	116,604
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	550,895
1,000,000	4.00%, 02/15/27 (c)	1,109,580
20,000	5.00%, 08/15/23	23,731
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	180,352
525,000	5.00%, 02/15/25	636,431
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	297,662
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
10,000	5.00%, 11/15/23	11,754
325,000	5.00%, 05/15/26 (c)	387,653
	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB)
235,000	5.00%, 12/01/22 (c)	270,807
75,000	5.00%, 12/01/24 (c)	88,893
80,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	96,245
1,315,000	Harris County, Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	1,583,194
100,000	Harris County, Hospital District Senior Lien (RB) 4.00%, 02/15/26 (c)	104,083
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)

See Notes to Financial Statements

56

Principal Amount		Value

Texas: (continued)
$965,000	5.00%, 11/15/24 (c)	$1,114,372
100,000	5.00%, 11/15/24 (c)	114,994
440,000	5.00%, 11/15/24 (c)	519,583
1,325,000	5.00%, 11/15/24 (c)	1,538,431
	Harris County, Texas Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
850,000	3.00%, 05/15/26 (c)	796,832
445,000	3.00%, 05/15/26 (c)	417,490
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	502,579
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
150,000	5.00%, 12/01/22 (c)	168,945
120,000	5.00%, 12/01/22 (c)	135,726
1,505,000	5.00%, 12/01/24 (c)	1,734,859
	Harris County, Texas Flood Control District, Series A (GO)
510,000	5.00%, 10/01/24 (c)	612,704
580,000	5.00%, 10/01/24 (c)	699,724
250,000	5.00%, 10/01/25 (c)	301,995
1,030,000	5.00%, 10/01/25 (c)	1,249,235
720,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/22 (c)	835,970
500,000	Hays Consolidated Independent School District (GO) 4.00%, 02/15/27 (c)	550,035
1,010,000	Houston Combined Utility System Revenue, First Lien, Series A (RB) 5.00%, 11/15/24 (c)	1,196,294
	Houston Independent School District (GO)
175,000	5.00%, 02/15/24	209,750
1,000,000	5.00%, 02/15/27 (c)	1,191,380
1,475,000	5.00%, 02/15/27	1,835,534
	Houston Independent School District, Limited Tax School House (GO)
1,500,000	5.00%, 02/15/25	1,825,215
750,000	5.00%, 02/15/27 (c)	914,220
	Houston Independent School District, Limited Tax School House, Series A (GO)
350,000	4.00%, 02/15/26 (c)	382,753
1,065,000	4.00%, 02/15/26 (c)	1,158,070
135,000	5.00%, 02/15/26 (c)	162,127
110,000	Houston Independent School District, Limited Tax School House, Series C (GO) 4.00%, 02/15/23 (c)	121,388
250,000	Houston Texas Combine Utility System, Series C (RB) 5.00%, 05/15/24 (c)	296,240
290,000	Houston Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	341,391
Principal Amount		Value

Texas: (continued)
	Houston Texas Public Improvement Refunding, Series A (GO)
$1,155,000	5.00%, 03/01/23 (c)	$1,342,029
750,000	5.00%, 03/01/24 (c)	879,247
115,000	5.00%, 03/01/25	138,848
	Humble Independent School District (GO)
250,000	4.00%, 02/15/26 (c)	269,162
10,000	5.00%, 02/15/24	11,986
500,000	5.00%, 02/15/25	608,405
	Irving Independent School District, Series A (GO)
1,220,000	5.00%, 02/15/24	1,462,255
40,000	5.00%, 02/15/25	48,672
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	341,262
375,000	5.00%, 02/15/25	457,162
280,000	5.00%, 02/15/25 (c)	336,050
35,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/25	42,669
25,000	Keller Independent School District (GO) 5.00%, 08/15/23 (c)	29,664
10,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/24	12,081
100,000	La Joya Independent School District (GO) 5.00%, 02/15/28	124,007
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	120,018
350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	413,171
	Lewisville Independent School District (GO)
70,000	5.00%, 08/15/20 (c)	77,205
30,000	5.00%, 08/15/23	35,487
165,000	5.00%, 08/15/25	200,920
30,000	5.00%, 08/15/25 (c)	36,362
500,000	Lewisville Independent School District, Series B (GO) 5.00%, 08/15/25 (c)	597,295
	Lone Star College System (GO)
25,000	5.00%, 02/15/24	29,882
180,000	5.00%, 02/15/25	218,615
1,000,000	5.00%, 02/15/26 (c)	1,179,460
	Lower Colorado River Authority (RB)
10,000	3.13%, 05/15/22 (c)	9,969
105,000	5.00%, 05/15/25 (c)	125,636
225,000	5.38%, 05/15/23 (c)	266,812
500,000	5.50%, 05/15/23 (c)	595,610

See Notes to Financial Statements

57

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
$260,000	4.00%, 05/15/22 (c)	$278,122
155,000	4.00%, 05/15/22 (c)	166,842
270,000	5.00%, 05/15/26 (c)	323,430
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	62,739
	Lower Colorado River Authority, Series A (RB)
500,000	5.00%, 05/15/22 (c)	566,360
745,000	5.00%, 05/15/22 (c)	855,044
	Lower Colorado River Authority, Series B (RB)
625,000	5.00%, 05/15/22 (c)	705,919
660,000	5.00%, 05/15/22 (c)	750,671
1,170,000	5.00%, 05/15/22 (c)	1,331,823
370,000	5.00%, 05/15/25 (c)	434,284
380,000	5.00%, 05/15/25 (c)	449,749
845,000	Matagorda County Navigation District No. 1, Texas Pollution Control (RB) 4.00%, 06/03/23 (c)	889,920
	Metropolitan Transit Authority of Harris County (RB)
120,000	5.00%, 11/01/25	146,981
75,000	5.00%, 11/01/26 (c)	92,471
500,000	Montgomery Independent School District (GO) 4.00%, 02/15/25 (c)	550,360
	New Hope Cultural Education Facilities Corp. (RB)
1,000,000	4.00%, 07/01/26 (c)	1,033,270
500,000	5.00%, 07/01/25 (c)	505,995
60,000	North East Independent School District (GO) 5.00%, 08/01/24	72,273
	North Harris County Regional Water Authority (RB)
50,000	5.00%, 12/15/23	59,104
20,000	5.00%, 12/15/25	24,242
10,000	5.00%, 12/15/26 (c)	12,100
55,000	5.00%, 12/15/26	67,355
	North Texas Municipal Water District, Water System Revenue (RB)
150,000	3.00%, 09/01/25 (c)	152,622
20,000	5.00%, 09/01/23	23,722
20,000	5.00%, 09/01/25 (c)	23,801
1,430,000	5.00%, 09/01/25 (c)	1,710,852
85,000	5.00%, 09/01/25 (c)	102,575
400,000	5.00%, 09/01/26 (c)	482,304
30,000	5.00%, 09/01/26 (c)	35,935
340,000	5.25%, 03/01/22 (c)	393,723
	North Texas Tollway Authority (RB)
25,000	5.00%, 01/01/25	30,075
565,000	5.00%, 01/01/26 (c)	665,508
Principal Amount		Value

Texas: (continued)
	North Texas Tollway Authority, First Tier, Series A (RB)
$150,000	5.00%, 01/01/24	$177,786
480,000	5.00%, 01/01/26 (c)	569,664
1,250,000	5.00%, 01/01/26 (c)	1,460,337
610,000	5.00%, 01/01/26 (c)	733,946
450,000	5.00%, 01/01/26 (c)	537,732
1,635,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,878,402
860,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	986,850
	Northwest Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	42,323
15,000	5.00%, 02/15/25	18,252
25,000	5.00%, 02/15/25 (c)	29,874
	Northwest Independent School District, Series A (GO)
1,000,000	5.00%, 02/15/24	1,198,570
1,000,000	5.00%, 02/15/25 (c)	1,200,180
	Pasadena Independent School District, Unlimited Tax School Building (GO)
90,000	5.00%, 02/15/23 (c)	105,101
360,000	5.00%, 02/15/23 (c)	421,200
	Permanent University Fund, Texas A&M University System (RB)
65,000	5.25%, 07/01/25 (c)	79,991
360,000	5.50%, 07/01/25	454,064
	Permanent University Fund, University of Texas System (RB)
35,000	5.00%, 07/01/23	41,481
100,000	5.00%, 07/01/24	120,846
75,000	5.00%, 07/01/24 (c)	89,486
30,000	5.00%, 07/01/25	36,771
70,000	5.00%, 07/01/25 (c)	84,025
80,000	5.00%, 07/01/25 (c)	95,530
45,000	Plano Independent School District (GO) 5.00%, 02/15/24	53,817
	San Antonio Independent School District, Unlimited Tax School Building (GO)
1,445,000	5.00%, 02/15/24	1,730,026
95,000	5.00%, 02/15/25 (c)	113,875
	San Antonio Water System, Junior Lien, Series A (RB)
15,000	5.00%, 05/15/23	17,605
25,000	5.00%, 11/15/23 (c)	29,856
400,000	5.00%, 05/15/26 (c)	480,180
550,000	5.00%, 05/15/26 (c)	664,020
	Socorro Independent School District (GO)
265,000	4.00%, 08/15/27 (c)	289,200
800,000	5.00%, 08/15/27 (c)	984,344
750,000	5.00%, 08/15/27 (c)	917,685

See Notes to Financial Statements

58

Principal
Amount		Value

Texas: (continued)
	Spring Independent School District (GO)
$25,000	5.00%, 08/15/25 (c)	$30,102
1,000,000	5.00%, 08/15/25 (c)	1,217,700
	State of Texas (GO)
75,000	5.00%, 04/01/22 (c)	86,204
30,000	5.00%, 04/01/24 (c)	35,790
95,000	5.00%, 04/01/24 (c)	113,082
20,000	5.00%, 04/01/24 (c)	23,727
40,000	5.00%, 10/01/24 (c)	48,170
55,000	5.00%, 10/01/24	66,472
30,000	5.00%, 10/01/24	36,258
20,000	5.00%, 04/01/26 (c)	23,890
15,000	5.00%, 10/01/26	18,643
35,000	5.00%, 10/01/27 (c)	42,882
	State of Texas, Transportation Commission (GO)
65,000	5.00%, 04/01/24 (c)	76,768
760,000	5.00%, 04/01/24 (c)	904,149
	State of Texas, Transportation Commission, Series A (GO)
1,375,000	5.00%, 04/01/22 (c)	1,577,881
1,365,000	5.00%, 10/01/24 (c)	1,623,326
1,035,000	5.00%, 10/01/25 (c)	1,256,138
1,000,000	5.00%, 04/01/26 (c)	1,199,530
	State of Texas, Transportation Commission, Series B (GO)
1,700,000	5.00%, 10/01/27 (c)	2,071,110
1,250,000	5.00%, 10/01/27 (c)	1,531,487
	Tarrant County, Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	937,498
35,000	5.00%, 10/01/23 (c)	40,809
95,000	5.00%, 02/15/26	115,619
60,000	5.00%, 05/15/26 (c)	71,272
250,000	5.25%, 10/01/23 (c)	290,007
	Tarrant Regional Water Control and Improvement District (RB)
20,000	5.00%, 03/01/25 (c)	23,786
60,000	5.00%, 03/01/25 (c)	70,825
1,120,000	5.00%, 03/01/25 (c)	1,341,256
1,145,000	5.00%, 03/01/25	1,391,164
1,065,000	5.00%, 03/01/25 (c)	1,283,431
	Texas A&M University (RB)
10,000	4.00%, 05/15/26 (c)	11,237
10,000	5.00%, 05/15/23	11,829
45,000	5.00%, 05/15/26	55,784
190,000	5.00%, 05/15/26	235,533
25,000	Texas A&M University, Financing System, Series E (RB) 5.00%, 05/15/25	30,595
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
235,000	5.00%, 12/15/22 (c)	264,384
145,000	5.00%, 12/15/22 (c)	162,908
565,000	5.00%, 12/15/22 (c)	632,755
230,000	5.00%, 12/15/22 (c)	261,013
1,495,000	5.00%, 12/15/22 (c)	1,732,705
500,000	5.00%, 12/15/22 (c)	574,735
95,000	5.00%, 12/15/22 (c)	108,453
Principal
Amount		Value

Texas: (continued)
$495,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	$612,949
	Texas State University System (RB)
40,000	5.00%, 03/15/24	47,723
150,000	5.00%, 03/15/25 (c)	180,917
10,000	5.00%, 03/15/26	12,258
1,000,000	5.00%, 03/15/27 (c)	1,228,270
680,000	Texas Transportation Commission Mobility Fund (GO) 5.00%, 04/01/24 (c)	812,151
	Texas Transportation Commission State Highway Fund (RB)
65,000	5.00%, 10/01/23	77,382
55,000	5.00%, 04/01/24 (c)	65,726
210,000	5.00%, 10/01/24	254,411
55,000	5.00%, 10/01/24	66,631
125,000	5.00%, 10/01/25	153,655
1,115,000	Texas Transportation Commission State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,388,900
1,940,000	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/24	2,330,056
250,000	Texas Transportation Commission State Highway Improvement, Series A (GO) 5.00%, 04/01/24	299,592
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	144,474
	Texas Water Development Board (RB)
20,000	4.00%, 10/15/25 (c)	21,685
25,000	5.00%, 04/15/24	30,056
25,000	5.00%, 04/15/25	30,478
125,000	5.00%, 10/15/25 (c)	148,800
165,000	5.00%, 10/15/25 (c)	199,473
25,000	5.00%, 04/15/26	30,894
600,000	5.00%, 10/15/26 (c)	732,570
	Texas Water Development Board, Series A (RB)
1,060,000	5.00%, 10/15/25 (c)	1,284,921
250,000	5.00%, 10/15/27 (c)	308,485
200,000	5.00%, 10/15/27 (c)	244,998
80,000	Tomball Independent School District (GO) 5.00%, 02/15/24	95,622
	Trinity River Authority, Central Regional Wastewater System Revenue (RB)
330,000	3.00%, 08/01/24	355,050
150,000	5.00%, 08/01/24	180,576
170,000	5.00%, 08/01/26	210,275
275,000	5.00%, 08/01/27 (c)	330,181
55,000	University of North Texas (RB) 5.00%, 04/15/27 (c)	66,769
	Via Metropolitan Transit (RB)
95,000	5.00%, 07/15/26	116,721
15,000	5.00%, 01/15/27 (c)	18,258

See Notes to Financial Statements

59

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
$125,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	$149,295
		187,950,339
Utah: 0.3%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	661,967
25,000	Board of Regents of the University of Utah, Series B (RB) 5.00%, 08/01/24	30,131
	Board of Regents of the University of Utah, Series B-1 (RB)
30,000	5.00%, 08/01/23	35,506
30,000	5.00%, 08/01/24	36,158
370,000	Canyons School District, Utah School Bond Guaranty Program (GO) (SBG) 3.00%, 06/15/22 (c)	375,106
	State of Utah (GO)
400,000	5.00%, 07/01/24	485,632
1,500,000	5.00%, 01/01/27 (c)	1,880,760
	Utah Transit Authority, Subordinated Sales Tax (RB)
1,740,000	0.00%, 06/15/26 (c) ^	1,014,524
185,000	3.00%, 06/15/26 (c)	189,956
600,000	4.00%, 06/15/26 (c)	654,786
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
10,000	5.00%, 06/15/24	11,851
125,000	5.00%, 06/15/24	150,546
155,000	5.00%, 06/15/25 (c)	183,379
		5,710,302
Vermont: 0.1%
1,000,000	Vermont Educational & Health Buildings Financing Agency (RB) 5.00%, 06/01/26 (c)	1,150,290
Virginia: 2.4%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	808,164
105,000	City of Richmond, Public Improvement, Series A (GO) (SAW) 5.00%, 03/01/23 (c)	122,935
	City of Richmond, Public Utility Revenue, Series A (RB)
530,000	5.00%, 01/15/23 (c)	613,289
1,500,000	5.00%, 01/15/26 (c)	1,806,105
10,000	5.00%, 01/15/26	12,310
10,000	Commonwealth of Virginia (GO) 4.00%, 06/01/23 (c)	11,288
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	609,730
1,000,000	5.00%, 06/01/25 (c)	1,224,210
90,000	5.00%, 06/01/25 (c)	110,536
	County of Arlington (GO)
1,750,000	5.00%, 08/15/24	2,127,370
1,000,000	5.00%, 08/15/27 (c)	1,242,300
	County of Fairfax (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	18,107
15,000	5.00%, 04/01/25 (c)	18,460
Principal
Amount		Value

Virginia: (continued)
$1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	$1,600,268
25,000	County of Henrico, Water & Sewer Revenue (RB) 5.00%, 05/01/25	30,666
540,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	628,668
485,000	Fairfax County Economic Development Authority, Series A (RB) 5.00%, 10/01/24 (c)	578,852
	Fairfax County Industrial Development Authority (RB)
40,000	5.00%, 05/15/26	49,540
35,000	5.00%, 05/15/26 (c)	42,000
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	636,289
250,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	302,317
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	242,272
830,000	5.00%, 07/01/25 (c)	1,012,683
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
30,000	4.00%, 02/01/22 (c)	32,867
485,000	5.00%, 02/01/24	579,784
50,000	5.00%, 02/01/25	60,786
1,000,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	991,940
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
1,000,000	3.00%, 09/01/24	1,068,150
1,000,000	5.00%, 09/01/26 (c)	1,224,480
1,025,000	5.00%, 09/01/26 (c)	1,266,213
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB)
830,000	4.00%, 09/01/22 (c)	915,722
1,100,000	5.00%, 09/01/23	1,302,675
	Virginia Commonwealth Transportation Board (RB)
15,000	5.00%, 09/15/23	17,809
15,000	5.00%, 05/15/24 (c)	17,917
1,000,000	5.00%, 05/15/26	1,235,220
20,000	5.00%, 09/15/26 (c)	24,310
500,000	5.00%, 09/15/26 (c)	617,680

See Notes to Financial Statements

60

Principal
Amount		Value

Virginia: (continued)
	Virginia Commonwealth Transportation Board, Capital Projects (RB)
$250,000	4.00%, 05/15/24 (c)	$270,442
1,000,000	5.00%, 05/15/24 (c)	1,201,260
	Virginia Commonwealth Transportation Board, Series A (RB)
170,000	5.00%, 03/15/23 (c)	199,622
450,000	5.00%, 03/15/23 (c)	521,878
1,450,000	5.00%, 03/15/23 (c)	1,698,588
	Virginia Public Building Authority (RB)
10,000	5.00%, 08/01/23	11,842
10,000	5.00%, 08/01/23	11,842
10,000	5.00%, 08/01/24	12,046
25,000	5.00%, 08/01/25	30,538
15,000	5.00%, 08/01/26	18,527
485,000	5.00%, 08/01/26	599,023
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	127,839
475,000	3.00%, 08/01/24 (c)	489,649
695,000	3.00%, 08/01/26 (c)	694,979
100,000	5.00%, 08/01/25	122,151
1,195,000	5.00%, 08/01/25	1,459,704
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	453,492
1,750,000	5.00%, 08/01/23	2,072,262
	Virginia Public School Authority (RB) (SAW)
20,000	5.00%, 08/01/24	24,091
750,000	5.00%, 08/01/26 (c)	923,625
30,000	5.00%, 08/01/26 (c)	36,757
10,000	5.00%, 08/01/26	12,469
575,000	5.00%, 08/01/26 (c)	712,781
	Virginia Public School Authority, Series A (RB) (SAW)
870,000	5.00%, 08/01/24	1,047,958
1,500,000	5.00%, 08/01/25 (c)	1,817,835
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,135,760
	Virginia Resources Authority (RB)
25,000	5.00%, 10/01/23	29,840
50,000	5.00%, 10/01/24	60,792
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	875,527
1,115,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,319,647
250,000	Virginia State Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	297,777
		41,494,455
Washington: 3.9%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	650,280
Principal
Amount		Value

Washington: (continued)
$45,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 11/01/26 (c)	$54,824
	Central Puget Sound Regional Transit Authority, Sales Tax , Series S-1 (RB)
635,000	5.00%, 11/01/22 (c)	736,308
750,000	5.00%, 11/01/25 (c)	901,402
590,000	5.00%, 11/01/25 (c)	712,460
	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB)
250,000	5.00%, 02/01/22 (c)	286,757
595,000	5.00%, 02/01/22 (c)	682,483
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
40,000	5.00%, 11/01/22 (c)	46,444
10,000	5.00%, 11/01/22 (c)	11,627
15,000	5.00%, 11/01/24	18,264
85,000	5.00%, 11/01/25 (c)	102,990
15,000	5.00%, 11/01/25	18,535
50,000	5.00%, 11/01/26 (c)	60,734
	City of Seattle, Drainage and Wastewater System (RB)
2,175,000	4.00%, 04/01/26 (c)	2,364,312
500,000	4.00%, 07/01/27 (c)	545,170
100,000	City of Seattle, Municipal Light and Power Revenue (RB) 5.00%, 07/01/23 (c)	117,804
15,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 5.00%, 06/01/22 (c)	17,330
125,000	City of Seattle, Series A (GO) 5.00%, 06/01/25	153,125
	City of Seattle, Water System Revenue (RB)
10,000	5.00%, 05/01/23	11,777
1,000,000	5.00%, 05/01/25 (c)	1,195,600
90,000	5.00%, 05/01/25	109,551
20,000	5.00%, 08/01/26	24,720
500,000	5.00%, 02/01/27 (c)	611,860
	City of Spokane, Water and Wastewater Revenue (RB)
45,000	5.00%, 12/01/23	53,630
15,000	5.00%, 12/01/24 (c)	18,001
	Clark County Public Utility District No 1 (RB)
30,000	5.00%, 01/01/24	35,423
25,000	5.00%, 01/01/25	29,890
	Energy Northwest Colombia Generating Station Electric, Series A (RB)
200,000	5.00%, 07/01/23	236,676
900,000	5.00%, 07/01/24 (c)	1,051,128
80,000	5.00%, 07/01/26 (c)	97,438
715,000	Energy Northwest Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/25 (c)	848,255

See Notes to Financial Statements

61

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Washington: (continued)
$175,000	Energy Northwest Generating Station, Series A (RB) 4.00%, 07/01/24	$199,899
2,180,000	Energy Northwest Project 1 Electric, Series A (RB) 5.00%, 07/01/25	2,665,028
	Energy Northwest Project 1 Electric, Series C (RB)
1,110,000	5.00%, 07/01/24 (c)	1,305,393
40,000	5.00%, 07/01/24 (c)	48,031
	Energy Northwest Project 3 Electric, Series A (RB)
90,000	5.00%, 07/01/26 (c)	110,574
1,125,000	5.00%, 07/01/26	1,388,194
	King County School District No. 401 (GO) (SBG)
1,685,000	3.13%, 12/01/26 (c)	1,689,617
900,000	5.00%, 12/01/26 (c)	1,088,253
	King County School District No. 405 (GO) (SBG)
25,000	5.00%, 12/01/23	29,731
30,000	5.00%, 12/01/24	36,266
360,000	5.00%, 12/01/26	446,231
	King County School District No. 411 (GO) (SBG)
580,000	4.00%, 06/01/26 (c)	633,679
80,000	4.00%, 06/01/26 (c)	86,958
20,000	King County School District No. 414 (GO) (SBG) 5.00%, 12/01/24	24,251
	King County Washington Limited Tax, Series A (GO)
175,000	5.00%, 07/01/24	211,235
1,055,000	5.00%, 01/01/25 (c)	1,255,155
	King County Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	502,794
500,000	5.00%, 12/01/25 (c)	607,240
50,000	5.00%, 12/01/25 (c)	60,353
1,000,000	King County Washington Limited Tax, Sewer Revenue (GO) 4.00%, 07/01/27 (c)	1,122,560
100,000	King County Washington Limited Tax, Sewer Revenue, Series A (GO) 5.00%, 07/01/23	118,517
655,000	King County Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	763,881
	King County Washington Sewer Revenue, Series B
400,000	5.00%, 07/01/24 (c)	478,644
15,000	5.00%, 07/01/24	18,001
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	269,570
15,000	4.00%, 06/01/26 (c)	16,728
	Pierce County School District No. 10 (GO) (SBG)
Principal
Amount		Value

Washington: (continued)
$25,000	5.00%, 12/01/25 (c)	$29,890
65,000	5.00%, 12/01/25	79,808
45,000	Pierce County School District No. 3 (GO) (SBG) 5.00%, 12/01/22 (c)	52,580
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	191,056
	Port of Seattle, Intermediate Lien (RB)
15,000	5.00%, 02/01/25	18,134
30,000	5.00%, 02/01/26 (c)	36,177
30,000	5.00%, 02/01/26 (c)	35,729
	Port of Seattle, Intermediate Lien, Series A (RB)
100,000	5.00%, 08/01/22 (c)	114,937
20,000	5.00%, 08/01/22 (c)	22,675
	Port of Seattle, Series B (RB)
35,000	5.00%, 09/01/24 (c)	40,844
375,000	5.00%, 09/01/24 (c)	445,166
	Port of Tacoma, Series A (GO)
40,000	5.00%, 12/01/26 (c)	48,042
500,000	5.00%, 12/01/26 (c)	603,680
500,000	Puyallup School District No. 3, Washington Unlimited Tax (GO) (SBG) 5.00%, 06/01/27 (c)	600,710
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,209,520
	State of Washington (GO)
10,000	4.00%, 07/01/23 (c)	11,026
50,000	4.00%, 07/01/23	56,386
10,000	5.00%, 07/01/22 (c)	11,551
10,000	5.00%, 08/01/22 (c)	11,543
40,000	5.00%, 07/01/23 (c)	47,430
40,000	5.00%, 07/01/23 (c)	47,312
40,000	5.00%, 07/01/23	47,264
30,000	5.00%, 07/01/23 (c)	35,484
10,000	5.00%, 08/01/23 (c)	11,854
100,000	5.00%, 02/01/24 (c)	117,020
25,000	5.00%, 02/01/24 (c)	29,870
65,000	5.00%, 02/01/24 (c)	76,731
25,000	5.00%, 02/01/24 (c)	29,064
10,000	5.00%, 07/01/24	12,029
20,000	5.00%, 07/01/24	24,057
60,000	5.00%, 07/01/24 (c)	72,550
35,000	5.00%, 08/01/24 (c)	41,864
40,000	5.00%, 08/01/24 (c)	47,316
40,000	5.00%, 01/01/25 (c)	47,501
40,000	5.00%, 01/01/25 (c)	47,268
35,000	5.00%, 01/01/25 (c)	42,001
15,000	5.00%, 01/01/25 (c)	18,000
540,000	5.00%, 01/01/25 (c)	642,055
10,000	5.00%, 01/01/25 (c)	12,067
50,000	5.00%, 02/01/25 (c)	60,447
10,000	5.00%, 02/01/25	12,150
20,000	5.00%, 01/01/26 (c)	23,671
1,015,000	5.00%, 01/01/26 (c)	1,207,079
75,000	5.00%, 01/01/26 (c)	90,488
30,000	5.00%, 01/01/26 (c)	36,445

See Notes to Financial Statements

62

Principal
Amount		Value

Washington: (continued)
$35,000	5.00%, 01/01/26 (c)	$42,228
1,000,000	5.00%, 01/01/26 (c)	1,180,310
20,000	5.00%, 02/01/26 (c)	24,236
135,000	5.00%, 08/01/26 (c)	163,014
20,000	5.00%, 08/01/26 (c)	24,398
25,000	5.00%, 08/01/26 (c)	29,796
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
225,000	5.00%, 09/01/23 (c)	265,086
140,000	5.00%, 09/01/23	165,199
110,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	130,191
725,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	730,256
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
395,000	5.00%, 02/01/23 (c)	462,107
1,580,000	5.00%, 02/01/24 (c)	1,896,047
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,201,380
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
405,000	3.13%, 07/01/22 (c)	411,063
415,000	5.00%, 07/01/24 (c)	499,477
2,050,000	5.00%, 07/01/24	2,465,883
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
365,000	5.00%, 07/01/23 (c)	432,802
1,000,000	5.00%, 01/01/25 (c)	1,187,530
1,055,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,252,844
50,000	State of Washington, Motor Vehicle Fuel Tax, SR 520 Corridor Program, Series C (GO) 5.00%, 06/01/21 (c)	56,078
	State of Washington, Various Purpose, Series A (GO)
870,000	5.00%, 08/01/23 (c)	1,033,360
1,385,000	5.00%, 08/01/26 (c)	1,663,911
1,000,000	5.00%, 08/01/26 (c)	1,214,560
1,010,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	1,201,678
	State of Washington, Various Purpose, Series D (GO)
1,385,000	5.00%, 02/01/23 (c)	1,618,026
880,000	5.00%, 02/01/24 (c)	1,056,026
2,000,000	State of Washington, Various Purpose, Series R-A (GO) 4.00%, 07/01/24 (c)	2,236,440
	State of Washington, Various Purpose, Series R-C (GO)
295,000	4.00%, 07/01/23 (c)	320,992
80,000	5.00%, 01/01/25 (c)	94,537
Principal
Amount		Value

Washington: (continued)
$350,000	5.00%, 01/01/25 (c)	$418,201
1,105,000	5.00%, 01/01/25 (c)	1,326,022
	State of Washington, Various Purpose, Series R-E (GO)
250,000	5.00%, 01/01/25 (c)	292,900
630,000	5.00%, 01/01/25 (c)	744,477
	Tacoma School District No. 10 of Pierce County (GO) (SBG)
740,000	5.00%, 12/01/24	897,302
185,000	5.00%, 12/01/25 (c)	222,092
65,000	Tahoma School District No. 409, King County (GO) (SBG) 5.00%, 12/01/23 (c)	76,682
	Tobacco Settlement Authority (RB)
25,000	5.00%, 06/01/23	29,099
940,000	5.25%, 06/01/21 (c)	1,020,925
65,000	University of Washington, General Revenue, Series C (RB) 5.00%, 01/01/23 (c)	75,560
75,000	Washington Health Care Facilities Authority, Providence Health and Services, Series A (RB) 5.00%, 10/01/22 (c)	85,489
325,000	Washington State of University, Series C (RB) 5.00%, 01/01/23 (c)	374,497
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	471,339
325,000	5.00%, 04/01/25 (c)	374,913
430,000	5.00%, 04/01/25 (c)	506,789
785,000	5.00%, 04/01/25 (c)	924,597
	Washington State, Various Purpose, Series A (GO)
1,830,000	5.00%, 08/01/23 (c)	2,147,230
100,000	5.00%, 08/01/23 (c)	118,354
200,000	5.00%, 08/01/26 (c)	241,502
245,000	5.00%, 08/01/26 (c)	295,840
500,000	5.00%, 08/01/27 (c)	605,110
500,000	5.00%, 08/01/27 (c)	598,905
	Washington State, Various Purpose, Series D (GO)
145,000	5.00%, 02/01/23 (c)	170,513
500,000	5.00%, 02/01/24 (c)	583,505
		69,141,350
West Virginia: 0.2%
15,000	State of West Virginia (GO) 5.00%, 06/01/23	17,703
	West Virginia Hospital Finance Authority, Series A (RB)
930,000	3.00%, 06/01/26 (c)	869,141
540,000	5.00%, 06/01/25	640,300
135,000	5.00%, 06/01/26 (c)	159,134
1,045,000	5.00%, 06/01/26	1,252,370
	West Virginia University Board of Governors, Series A (RB)
525,000	5.00%, 10/01/22 (c)	604,464
545,000	5.00%, 10/01/22 (c)	629,715
		4,172,827

See Notes to Financial Statements

63

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Wisconsin: 1.0%
$560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	$641,267
	State of Wisconsin (GO)
40,000	5.00%, 05/01/22 (c)	45,935
30,000	5.00%, 11/01/22 (c)	34,990
50,000	5.00%, 05/01/23 (c)	58,768
10,000	5.00%, 05/01/23	11,794
10,000	5.00%, 05/01/23 (c)	11,736
50,000	5.00%, 05/01/23	58,970
25,000	5.00%, 05/01/24	30,072
25,000	5.00%, 11/01/24	30,329
30,000	5.00%, 11/01/24 (c)	36,110
40,000	5.00%, 05/01/25	48,908
15,000	5.00%, 05/01/25 (c)	17,797
40,000	5.00%, 05/01/25 (c)	49,065
535,000	5.00%, 05/01/25	654,144
15,000	5.00%, 05/01/25 (c)	18,364
25,000	5.00%, 11/01/25	30,787
20,000	5.00%, 05/01/26 (c)	23,655
10,000	5.00%, 05/01/26 (c)	11,761
250,000	5.00%, 05/01/27 (c)	311,885
250,000	5.00%, 05/01/27 (c)	307,292
	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (RB)
70,000	5.00%, 06/01/23	82,780
20,000	5.00%, 06/01/23 (c)	23,651
10,000	5.00%, 06/01/24 (c)	12,053
25,000	5.00%, 06/01/24 (c)	30,133
20,000	5.00%, 06/01/24	24,106
15,000	5.00%, 06/01/24 (c)	18,080
250,000	State of Wisconsin, Series 1 (GO) 5.00%, 05/01/27 (c)	303,490
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	628,565
150,000	5.00%, 05/01/26 (c)	182,909
250,000	5.00%, 11/01/26	311,942
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	167,983
385,000	5.00%, 11/01/22 (c)	448,229
	State of Wisconsin, Series 4 (GO)
1,575,000	5.00%, 11/01/24 (c)	1,901,513
650,000	5.00%, 11/01/24 (c)	788,079
250,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25 (c)	299,475
100,000	State of Wisconsin, Series B (GO) 4.00%, 05/01/23	112,694
Principal
Amount		Value

Wisconsin: (continued)
	State of Wisconsin, Series C (GO)
$500,000	4.00%, 05/01/24 (c)	$551,660
500,000	5.00%, 05/01/24 (c)	592,975
	Wisconsin Department of Transportation (RB)
140,000	5.00%, 07/01/22 (c)	161,375
335,000	5.00%, 07/01/23 (c)	397,833
5,000	5.00%, 07/01/23 (c)	5,890
40,000	5.00%, 07/01/23	47,335
25,000	5.00%, 07/01/23	29,585
15,000	5.00%, 07/01/23 (c)	17,813
65,000	5.00%, 07/01/24	78,277
15,000	5.00%, 07/01/25 (c)	18,206
	Wisconsin Department of Transportation, Series A (RB)
1,025,000	5.00%, 07/01/24 (c)	1,209,623
510,000	5.00%, 07/01/24 (c)	604,998
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,064,720
430,000	5.00%, 11/01/24 (c)	497,114
155,000	5.00%, 05/15/26 (c)	185,732
35,000	5.00%, 05/15/26 (c)	41,605
1,500,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	1,521,960
	Wisconsin State Transportation, Series 1 (RB)
1,575,000	5.00%, 07/01/22 (c)	1,813,943
50,000	5.00%, 07/01/22 (c)	58,123
1,000,000	5.00%, 07/01/23 (c)	1,170,380
		17,838,458
Total Municipal Bonds (Cost: $1,705,195,098)		1,728,205,402

Number
of Shares
MONEY MARKET FUND: 0.2% (Cost: $3,295,052)
3,295,052	Dreyfus Government Cash Management Fund – Institutional Shares	3,295,052
Total Investments: 98.8% (Cost: $1,708,490,150)		1,731,500,454
Other assets less liabilities: 1.2%		21,140,527
NET ASSETS: 100.0%		$1,752,640,981

See Notes to Financial Statements

64

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	7.2%	$125,061,580
Health Care	5.1	87,881,813
Housing	0.5	8,644,118
Industrial Revenue	0.3	5,601,769
Leasing	7.7	133,861,456
Local	17.7	306,274,427
Power	5.8	100,770,297
Solid Waste/Resource Recovery	0.1	2,300,373
Special Tax	10.6	182,569,768
State	21.3	368,088,654
Tobacco	0.2	3,792,406
Transportation	13.8	239,147,793
Water & Sewer	9.5	164,210,948
Money Market Fund	0.2	3,295,052
	100.0%	$1,731,500,454

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$1,728,205,402	$—	$1,728,205,402
Money Market Fund	3,295,052	—	—	3,295,052
Total	$3,295,052	$1,728,205,402	$—	$1,731,500,454

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

65

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 1.3%
	Alabama Incentives Financing Authority, Series A (RB)
$10,000	3.75%, 09/01/22 (c)	$10,231
50,000	5.00%, 09/01/22 (c)	55,365
95,000	Birmingham Water Board Revenue, Series A (RB) 4.00%, 01/01/27 (c)	100,604
55,000	Decatur City Board of Education (ST) 5.00%, 02/01/25 (c)	61,544
135,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	137,182
	Jefferson County, Senior Lien, Series A (RB) (AGM)
60,000	5.00%, 10/01/23 (c)	66,736
20,000	5.25%, 10/01/23 (c)	22,478
100,000	5.50%, 10/01/23 (c)	114,133
85,000	Lower Alabama Gas District, Gas Project Revenue, Series A (RB) 5.00%, 09/01/46	106,947
100,000	State of Alabama, Series A (GO) 3.00%, 02/01/26 (c)	98,426
	Tuscaloosa City Board of Education (RB)
265,000	4.00%, 08/01/26 (c)	276,933
15,000	5.00%, 08/01/26 (c)	17,205
	UAB Medicine Finance Authority (RB)
110,000	4.00%, 09/01/26 (c)	113,809
645,000	4.00%, 03/01/27 (c)	652,508
220,000	5.00%, 09/01/26 (c)	250,833
	Water Works Board of the City of Birmingham, Series B (RB)
170,000	4.00%, 01/01/27 (c)	180,028
110,000	5.00%, 01/01/27 (c)	126,368
		2,391,330
Alaska: 0.1%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	222,368
Arizona: 1.3%
15,000	Arizona Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	17,261
40,000	Arizona Board of Regents, University of Arizona (RB) 5.00%, 06/01/26 (c)	46,604
	Arizona Health Facilities Authority, Series A (RB)
145,000	3.75%, 01/01/22 (c)	145,777
375,000	5.00%, 01/01/24 (c)	418,110
110,000	Arizona Transportation Board, Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	124,990
850,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 4.00%, 01/01/27 (c)	896,002
Principal
Amount		Value

Arizona: (continued)
$250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	$290,062
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
220,000	5.00%, 06/01/25 (c)	254,146
60,000	5.00%, 01/01/27 (c)	71,028
		2,263,980
Arkansas: 0.0%
15,000	North Little Rock School District No. 1, Series B (GO) (SAW) 4.50%, 08/01/20 (c)	15,981
California: 17.8%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
435,000	4.00%, 10/01/26 (c)	460,756
350,000	5.00%, 10/01/26 (c)	399,973
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	397,143
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	442,740
710,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	809,464
380,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	161,629
35,000	California Educational Facilities Authority, Pepperdine University (RB) 5.00%, 04/01/26 (c)	40,907
160,000	California Educational Facilities Authority, Series U-6 (RB) 5.00%, 05/01/45	214,181
95,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/26 (c)	98,687
	California Health Facilities Financing Authority, Series A (RB)
130,000	4.00%, 03/01/23 (c)	135,524
650,000	4.00%, 03/01/26 (c)	674,271
500,000	4.00%, 11/15/27 (c)	523,175
400,000	5.00%, 08/15/23 (c)	449,976
250,000	5.00%, 11/15/25 (c)	287,390
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	316,788
125,000	4.00%, 11/15/26 (c)	131,096
325,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	338,006
750,000	California Municipal Finance Authority, Series A (RB) 4.00%, 07/01/27 (c)	774,277
500,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	557,615

See Notes to Financial Statements

66

Principal
Amount		Value

California: (continued)
	California State Public Works Board, Department of Correction and Rehabilitation, Series H (RB)
$360,000	3.50%, 12/01/25 (c)	$365,832
425,000	4.00%, 12/01/25 (c)	454,342
65,000	California State Public Works Board, Series G (RB) 5.00%, 11/01/22 (c)	74,263
335,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB) 5.00%, 03/01/23 (c)	379,763
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	301,334
10,000	5.00%, 11/01/24 (c)	11,464
990,000	5.00%, 11/01/24 (c)	1,169,566
20,000	5.00%, 11/01/25 (c)	23,102
30,000	5.00%, 11/01/25 (c)	34,793
255,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	286,135
500,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	577,255
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	154,598
20,000	4.00%, 08/15/26 (c)	20,842
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB) 5.00%, 08/01/22 (c)	142,639
405,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	424,489
250,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	291,785
	City of Los Angeles, Department of Airports, Series B (RB)
435,000	5.00%, 05/15/22 (c)	497,001
155,000	5.00%, 05/15/25 (c)	178,704
340,000	City of Los Angeles, Wastewater System Revenue, Series A (RB) 4.00%, 06/01/25 (c)	357,704
305,000	Coast Community College District, Series A (GO) 4.00%, 08/01/23 (c)	320,979
105,000	Contra Costa Water District, Series R (RB) 5.00%, 10/01/23 (c)	121,533
260,000	County of Santa Clara, Series B (GO) 3.50%, 08/01/22 (c)	262,829
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	207,119
Principal
Amount		Value

California: (continued)
$410,000	East Bay Municipal Utility District Water System, Series B (RB) 4.00%, 06/01/25 (c)	$432,197
370,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	430,058
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	161,716
10,000	Fremont Union High School District (GO) 5.00%, 08/01/24 (c)	11,678
115,000	Garden Grove Unified School District, Series C (GO) 5.00%, 08/01/23 (c)	134,388
80,000	Gilroy School Facilities Financing Authority, Series A (RB) 4.00%, 08/01/23 (c)	82,610
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	136,310
	Golden State Tobacco Securitization Corp., Series A (RB)
475,000	5.00%, 06/01/25 (c)	542,089
125,000	5.00%, 06/01/25 (c)	143,388
185,000	Hayward Area Recreation and Park District (GO) 4.00%, 08/01/27 (c)	196,187
50,000	Imperial Irrigation District Electric System Revenue, Series B-2 (RB) 5.00%, 11/01/26 (c)	58,479
	Imperial Irrigation District Electric System Revenue, Series C (RB)
10,000	5.00%, 05/01/26 (c)	11,695
15,000	5.00%, 05/01/26 (c)	17,592
265,000	5.00%, 05/01/26 (c)	311,444
	Kaweah Delta Health Care District, Series B (RB)
30,000	4.00%, 06/01/25 (c)	30,630
185,000	5.00%, 06/01/25 (c)	204,007
175,000	Livermore Valley Joint Unified School District/CA (GO) 3.00%, 08/01/26 (c)	161,611
	Los Angeles Department of Water and Power, Series A (RB)
335,000	5.00%, 07/01/24 (c)	387,886
65,000	5.00%, 07/01/24 (c)	75,566
80,000	5.00%, 01/01/26 (c)	93,142
750,000	5.00%, 01/01/26 (c)	873,810
900,000	5.00%, 01/01/26 (c)	1,042,866
750,000	5.00%, 01/01/27 (c)	889,185
40,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 01/01/26 (c)	46,859
395,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	467,016
10,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	11,579

See Notes to Financial Statements

67

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
$220,000	Los Angeles International Airport, Series B (RB) 5.00%, 05/15/23 (c)	$250,833
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	211,768
100,000	5.00%, 07/01/25 (c)	117,106
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	211,176
330,000	Metropolitan Water District of Southern California (RB) 5.00%, 07/01/25 (c)	386,199
100,000	Montebello Unified School District (GO) 4.00%, 08/01/26 (c)	105,122
15,000	Northern California Transmission Agency (RB) 5.00%, 05/01/26 (c)	17,443
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	127,575
110,000	Peralta Community College District (GO) 4.00%, 08/01/25 (c)	116,147
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	143,285
40,000	Regents of the University of California, Series AM (RB) 5.25%, 05/15/24 (c)	47,496
45,000	Regents of the University of California, Series AO (RB) 4.00%, 05/15/25 (c)	47,796
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	267,922
50,000	Regents of the University of California, Series L (RB) 4.00%, 05/15/26 (c)	52,702
	Riverside County Public Financing Authority (RB)
140,000	4.00%, 11/01/25 (c)	148,558
465,000	4.13%, 11/01/25 (c)	495,137
75,000	Riverside County Transportation Commission (RB) 5.25%, 06/01/23 (c)	87,983
15,000	Sacramento County Sanitation Districts Financing Authority (RB) 5.00%, 06/01/24 (c)	17,620
40,000	San Diego County Regional Transportation Commission (RB) 5.00%, 04/01/26 (c)	46,882
55,000	San Diego Public Facilities Financing Authority Water Revenue (RB) 5.00%, 08/01/26 (c)	64,983
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	264,185
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	160,075
Principal
Amount		Value

California: (continued)
$385,000	0.00%, 07/01/25 (c) ^	$179,934
25,000	0.00%, 07/01/25 (c) ^	12,894
	San Francisco Bay Area Rapid Transit District (GO)
500,000	4.00%, 08/01/27 (c)	541,090
155,000	5.00%, 07/01/22 (c)	177,763
250,000	San Francisco City and County Public Utilities Commission Wastewater Revenue (RB) 4.00%, 10/01/25 (c)	264,777
15,000	San Francisco City and County Redevelopment Agency (TA) 5.00%, 08/01/26 (c)	17,119
500,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	528,720
325,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	370,155
225,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	226,715
50,000	Sequoia Union High School District (GO) 3.25%, 07/01/24 (c)	49,849
310,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	321,042
	State of California, Various Purpose (GO)
25,000	3.75%, 10/01/24 (c)	25,799
30,000	4.00%, 04/01/23 (c)	31,290
15,000	4.13%, 05/01/24 (c)	15,880
800,000	4.50%, 12/01/23 (c)	867,152
150,000	5.00%, 09/01/22 (c)	173,538
650,000	5.00%, 09/01/22 (c)	740,954
220,000	5.00%, 04/01/23 (c)	251,515
825,000	5.00%, 11/01/23 (c)	955,127
400,000	5.00%, 10/01/24 (c)	462,848
750,000	5.00%, 09/01/26 (c)	872,535
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	250,068
15,000	Washington Township Health Care District (GO) 3.75%, 08/01/25 (c)	15,468
	West Contra Costa Unified School District (GO)
55,000	4.00%, 08/01/25 (c)	57,039
55,000	5.00%, 08/01/23 (c)	63,302
100,000	William S. Hart High School District, Series C (GO) 3.50%, 08/01/23 (c)	100,618
		31,786,841
Colorado: 1.6%
220,000	Adams and Weld County School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	256,335
20,000	City and County of Denver, Series B (RB) 5.00%, 11/15/22 (c)	22,758
240,000	City of Aurora, First Lien (RB) 2.00%, 08/01/19 (c)	222,665

See Notes to Financial Statements

68

Principal
Amount		Value

Colorado: (continued)
$50,000	Colorado Health Facilities Authority, Adventist health System, Series A (RB) 4.00%, 05/15/26 (c)	$51,054
400,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	451,792
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	231,989
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	272,080
250,000	5.00%, 12/31/24 (c)	272,575
115,000	Colorado State Building Excellent School Today, Series H (CP) 3.25%, 03/15/22 (c)	116,026
200,000	Park Creek Metropolitan District (RB) 5.00%, 12/01/25 (c)	218,596
130,000	Park Creek Metropolitan District, Series A (RB) 5.00%, 12/01/25 (c)	142,563
290,000	Regents of the University of Colorado, Series B (RB) 3.50%, 06/01/22 (c)	292,935
130,000	Regents of the University of Colorado, Series B-1 (RB) 3.00%, 06/01/26 (c)	121,610
	Regional Transportation District, Series A (CP)
10,000	4.00%, 06/01/25 (c)	10,377
110,000	5.00%, 06/01/23 (c)	124,178
		2,807,533
Connecticut: 1.2%
120,000	Connecticut Housing Finance Authority (RB) 3.40%, 11/15/21 (c)	117,458
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	100,329
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,917
120,000	Metropolitan District Hartford County, Clean Water Project, Series A (RB) 4.00%, 04/01/22 (c)	123,620
	Metropolitan District, Clean Water Project, Series A (RB)
255,000	5.00%, 04/01/22 (c)	284,644
220,000	5.00%, 11/01/24 (c)	245,672
580,000	State of Connecticut Clean Water Fund – State Revolving Fund (RB) 5.00%, 05/01/27 (c)	686,297
125,000	State of Connecticut Health and Educational Facilities Authority, Series L (RB) 4.13%, 07/01/25 (c)	130,893
145,000	State of Connecticut, Series B (GO) 5.00%, 06/15/25 (c)	161,792
Principal
Amount		Value

Connecticut: (continued)
$155,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	$172,245
45,000	University of Connecticut, Series A (RB) 5.00%, 01/15/27 (c)	51,180
		2,090,047
Delaware: 0.4%
250,000	County of New Castle DE (GO) 4.00%, 04/01/27 (c)	264,887
500,000	State of Delaware (GO) 3.25%, 03/01/27 (c)	505,615
		770,502
District of Columbia: 1.3%
350,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	391,968
	District of Columbia, Series A (GO)
660,000	4.00%, 06/01/27 (c)	716,311
250,000	5.00%, 06/01/27 (c)	296,625
	District of Columbia, Series D (RB)
25,000	4.00%, 12/01/22 (c)	26,254
350,000	5.00%, 12/01/26 (c)	414,127
230,000	District of Columbia, Water and Sewer Authority, Series A (RB) 3.25%, 04/01/26 (c)	230,669
225,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	239,254
		2,315,208
Florida: 3.1%
335,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	380,667
350,000	Central Florida Expressway Authority, Series B (RB) 4.00%, 07/01/26 (c)	372,393
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	297,922
170,000	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.00%, 07/01/26 (c)	149,898
270,000	City of Port St. Lucie, Utility System Revenue (RB) 3.00%, 09/01/26 (c)	251,416
255,000	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	255,655
465,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	476,165
705,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	737,832
280,000	County of Miami-Dade, Water and Sewer System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	315,487

See Notes to Financial Statements

69

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Florida: (continued)
$25,000	Hillsborough County Aviation Authority, Series B (RB) 5.00%, 10/01/24 (c)	$28,101
	Jacksonville Transportation Authority, Senior Lien (RB)
60,000	5.00%, 08/01/25 (c)	69,450
285,000	5.00%, 08/01/25 (c)	330,751
105,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	118,987
465,000	Miami-Dade County Educational Facilities Authority (RB) 5.00%, 04/01/25 (c)	521,800
25,000	Miami-Dade County School District (GO) 5.00%, 03/15/26 (c)	28,796
20,000	Miami-Dade County, Series B (RB) (AGM) 4.00%, 10/01/22 (c)	20,685
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	269,781
355,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	411,399
260,000	State of Florida (GO) 3.25%, 07/01/27 (c)	258,552
260,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	291,972
		5,587,709
Georgia: 1.3%
150,000	County of Paulding GA Water & Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	131,964
470,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	496,893
150,000	Georgia Housing and Finance Authority, Subseries A-1 (RB) 3.20%, 12/01/25 (c)	148,790
	Georgia Housing and Finance Authority, Subseries B-1 (RB)
115,000	3.35%, 12/01/25 (c)	112,610
125,000	3.35%, 12/01/25 (c)	122,403
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB)
165,000	5.00%, 07/01/25 (c)	180,343
35,000	5.50%, 07/01/25 (c)	39,769
770,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	883,406
110,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	103,729
Principal
Amount		Value

Georgia: (continued)
$100,000	State of Georgia (GO) 3.00%, 02/01/27 (c)	$98,556
		2,318,463
Hawaii: 0.4%
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	150,973
445,000	County of Hawaii, Series A (GO) 4.00%, 03/01/26 (c)	478,931
100,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	96,825
		726,729
Idaho: 0.1%
190,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/24 (c)	208,459
Illinois: 3.8%
15,000	Board of Trustee of the University of Illinois, Series A (RB) 5.00%, 04/01/24 (c)	16,408
50,000	Chicago Metropolitan Water Reclamation District, Series A (GO) 5.00%, 12/01/24 (c)	55,294
	Chicago O’Hare International Airport (RB)
165,000	5.00%, 01/01/26 (c)	189,118
750,000	5.00%, 01/01/27 (c)	853,905
500,000	5.00%, 01/01/27 (c)	574,400
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	552,980
25,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	29,070
500,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	562,300
500,000	City of Chicago, Series A (GO) 6.00%, 01/01/27 (c)	573,580
250,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	266,715
250,000	City of Chicago, Waterworks Revenue, Second Lien (RB) 5.00%, 11/01/27 (c)	282,982
620,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	624,879
110,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	102,009
	Illinois Finance Authority, Mercy Health Corp. (RB)
720,000	5.00%, 06/01/26 (c)	787,147
1,000,000	5.00%, 06/01/26 (c)	1,116,610
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	158,642
		6,746,039

See Notes to Financial Statements

70

Principal
Amount		Value

Indiana: 1.0%
$25,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	$26,484
280,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	289,374
450,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	532,822
290,000	Indiana Municipal Power Agency (RB) 5.00%, 07/01/26 (c)	330,391
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	133,260
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	542,171
		1,854,502
Iowa: 0.5%
	Iowa Higher Education Loan Authority (RB)
500,000	5.00%, 12/01/26 (c)	586,335
250,000	5.00%, 12/01/26 (c)	294,922
		881,257
Kansas: 0.3%
150,000	Leavenworth County Unified School District No. 469 (GO) 3.38%, 09/01/22 (c)	151,163
	State of Kansas Department of Transportation, Series A (RB)
125,000	5.00%, 09/01/27 (c)	149,913
200,000	5.00%, 09/01/27 (c)	240,626
25,000	Wyandotte County-Kansas City, Unified Government Utility System Revenue, Series A (RB) 5.00%, 09/01/24 (c)	28,631
		570,333
Kentucky: 0.6%
410,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 4.25%, 07/01/25 (c)	422,489
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	279,205
225,000	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB) 3.00%, 11/15/25 (c)	206,323
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	135,989
		1,044,006
Louisiana: 2.0%
35,000	City of Alexandria, Series A (RB) 5.00%, 05/01/23 (c)	39,144
Principal
Amount		Value

Louisiana: (continued)
$80,000	City of Bossier City, Utilities Revenue (RB) 5.00%, 10/01/24 (c)	$92,570
500,000	East Baton Rouge Sewerage Commission, Series B (RB) 4.00%, 02/01/25 (c)	522,050
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
185,000	4.00%, 02/01/23 (c)	189,658
140,000	5.00%, 02/01/24 (c)	158,477
	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project
30,000	5.00%, 10/01/24 (c)	33,740
55,000	5.00%, 10/01/24 (c)	61,712
490,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	499,658
	Louisiana Public Facilities Authority (RB)
380,000	4.00%, 05/15/27 (c)	385,723
865,000	5.00%, 07/01/26 (c)	946,993
500,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	575,260
10,000	Terrebonne Levee and Conservation District (RB) 5.00%, 07/01/23 (c)	11,111
		3,516,096
Maine: 0.2%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	297,190
Maryland: 1.5%
	City of Baltimore, Water Projects, Series A (RB)
15,000	5.00%, 01/01/24 (c)	17,120
400,000	5.00%, 01/01/25 (c)	455,356
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	119,226
390,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	391,973
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
135,000	4.00%, 07/01/22 (c)	139,713
360,000	4.00%, 05/15/27 (c)	367,157

See Notes to Financial Statements

71

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Maryland: (continued)
$245,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 4.00%, 08/15/23 (c)	$255,422
100,000	Prince George’s County (CP) 3.25%, 10/01/27 (c)	93,969
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	277,141
110,000	University System of Maryland (RB) 3.00%, 04/01/26 (c)	108,089
500,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	526,590
		2,751,756
Massachusetts: 4.6%
175,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	178,857
260,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	236,213
	Commonwealth of Massachusetts, Series A (GO)
25,000	4.00%, 04/01/21 (c)	25,723
190,000	4.50%, 12/01/21 (c)	207,041
20,000	5.00%, 12/01/21 (c)	22,760
430,000	5.00%, 03/01/24 (c)	492,836
	Commonwealth of Massachusetts, Series E (GO)
85,000	3.00%, 04/01/25 (c)	78,244
120,000	3.00%, 04/01/25 (c)	108,745
275,000	3.25%, 09/01/25 (c)	265,083
600,000	4.00%, 04/01/25 (c)	626,604
415,000	4.00%, 09/01/25 (c)	436,937
375,000	4.00%, 09/01/25 (c)	394,294
170,000	5.00%, 08/01/21 (c)	191,797
210,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	188,553
500,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	525,255
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	117,216
635,000	Massachusetts Bay Transportation Authority, Series B (RB) 4.00%, 07/01/25 (c)	673,697
10,000	Massachusetts Development Finance Agency, Berklee College of Music Issue (RB) 5.00%, 10/01/26 (c)	11,571
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	253,283
Principal
Amount		Value

Massachusetts: (continued)
$200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	$218,946
450,000	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	520,002
500,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	558,735
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	255,628
	Massachusetts School Building Authority, Series C (RB)
775,000	5.00%, 08/15/25 (c)	902,937
40,000	5.00%, 11/15/26 (c)	47,368
225,000	Massachusetts State College Building Authority (RB) 3.00%, 05/01/22 (c)	210,119
	Massachusetts Water Resources Authority (RB)
150,000	3.00%, 08/01/26 (c)	137,945
290,000	4.00%, 08/01/26 (c)	311,692
		8,198,081
Michigan: 1.9%
360,000	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	402,898
500,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	557,990
220,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	248,151
95,000	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB) 5.00%, 11/01/23 (c)	103,722
180,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	184,019
	Michigan Finance Authority, Henry Ford Health System (RB)
470,000	4.00%, 11/15/26 (c)	480,387
110,000	4.00%, 11/15/26 (c)	113,801
390,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	421,114
710,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/25 (c)	730,611

See Notes to Financial Statements

72

Principal
Amount		Value

Michigan: (continued)
$100,000	Michigan State Housing Development Authority (RB) 3.70%, 12/01/25 (c)	$101,992
100,000	Wayne State University (RB) 4.00%, 11/15/23 (c)	102,808
		3,447,493
Minnesota: 0.2%
300,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	342,021
Mississippi: 0.3%
500,000	State of Mississippi (GO) 4.00%, 10/01/27 (c)	539,475
Missouri: 0.7%
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
85,000	5.00%, 11/15/23 (c)	92,649
130,000	5.00%, 10/01/25 (c)	149,674
250,000	Health and Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	257,575
	Metropolitan St. Louis Sewer District, Series B (RB)
10,000	5.00%, 05/01/23 (c)	11,454
170,000	5.00%, 05/01/23 (c)	196,042
425,000	Missouri Joint Municipal Electric Utility Commission (RB) 4.00%, 06/01/26 (c)	447,066
		1,154,460
Montana: 0.1%
165,000	Gallatin County High School District No. 7, Series A (GO) 4.00%, 06/01/27 (c)	179,941
Nebraska: 0.7%
250,000	City of Omaha, Sanitary Sewerage System (RB) 3.25%, 11/15/22 (c)	252,200
25,000	Lancaster County School District No. 0001, Lincoln Public School (GO) 4.00%, 01/15/24 (c)	26,579
505,000	Nebraska Public Power District (RB) 5.00%, 01/01/22 (c)	560,954
40,000	Omaha Public Power District, Nebraska City Station Unit 2 (RB) 5.00%, 02/01/26 (c)	45,460
	Omaha Public Power District, Series A (RB)
35,000	5.00%, 02/01/22 (c)	39,376
85,000	5.25%, 02/01/25 (c)	98,028
210,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	183,887
		1,206,484
Nevada: 0.4%
30,000	City of Las Vegas, City Hall, Series C (GO) 4.00%, 03/01/26 (c)	31,742
Principal
Amount		Value

Nevada: (continued)
$400,000	Clark County School District, Series A (GO) 4.00%, 06/15/27 (c)	$425,624
135,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	138,780
20,000	Las Vegas Valley, Nevada Water District, Series A (GO) 5.00%, 06/01/26 (c)	23,219
95,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	99,019
		718,384
New Hampshire: 0.4%
420,000	New Hampshire Municipal Bond Bank (RB) 4.00%, 08/15/27 (c)	445,486
300,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	317,301
		762,787
New Jersey: 2.8%
165,000	Atlantic County Improvement Authority, Series A (RB) (AGM) 4.00%, 07/01/26 (c)	172,118
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/27 (c)	327,504
45,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	50,398
	New Jersey Health Care Facilities Financing Authority, Series A (RB)
250,000	4.00%, 07/01/27 (c)	260,383
130,000	5.00%, 07/01/24 (c)	142,896
80,000	5.25%, 07/01/23 (c)	91,348
	New Jersey Transportation Trust Fund Authority (RB)
255,000	5.00%, 06/15/23 (c)	271,669
100,000	5.00%, 06/15/24 (c)	106,299
620,000	New Jersey Transportation Trust Fund Authority, Series AA (RB) 5.00%, 06/15/22 (c)	658,508
	New Jersey Turnpike Authority, Series A (RB)
305,000	4.00%, 01/01/27 (c)	324,987
210,000	5.00%, 07/01/22 (c)	234,539
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	116,642
1,260,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	1,420,448
210,000	Rutgers The State University of New Jersey (RB) 5.00%, 05/01/23 (c)	237,500

See Notes to Financial Statements

73

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New Jersey: (continued)
	Rutgers, State University of New Jersey, Series M (RB)
$410,000	3.13%, 05/01/21 (c)	$394,592
105,000	3.13%, 05/01/21 (c)	100,463
		4,910,294
New Mexico: 0.3%
500,000	New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 11/01/27 (c)	523,085
New York: 15.7%
110,000	Brooklyn Arena Local Development Corp., Series A (RB) (AGM) 3.00%, 01/15/27 (c)	103,578
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	243,670
500,000	5.00%, 01/01/26 (c)	559,235
	City of New York, Subseries B-1 (GO)
25,000	4.00%, 12/01/26 (c)	26,444
200,000	5.00%, 10/01/27 (c)	235,768
100,000	5.00%, 10/01/27 (c)	118,547
270,000	County of Nassau, Series B (GO) 5.00%, 04/01/23 (c)	305,289
	County of Nassau, Series C (GO)
280,000	5.00%, 04/01/26 (c)	319,351
200,000	5.00%, 04/01/26 (c)	228,426
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
420,000	5.00%, 07/01/26 (c)	474,419
395,000	5.00%, 07/01/26 (c)	454,625
1,135,000	Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	1,326,770
500,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	496,085
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	343,242
435,000	5.25%, 11/15/26 (c)	530,034
250,000	5.25%, 11/15/26 (c)	303,492
	Metropolitan Transportation Authority, Series A-1 (RB)
25,000	4.00%, 05/15/26 (c)	26,312
405,000	5.00%, 05/15/26 (c)	468,901
155,000	Metropolitan Transportation Authority, Series B (RB) 5.25%, 05/15/25 (c)	178,478
810,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/25 (c)	952,722
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.25%, 11/15/26 (c)	292,720
Principal
Amount		Value

New York: (continued)
$25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	$28,391
	Metropolitan Transportation Authority, Series E (RB)
20,000	5.00%, 11/15/23 (c)	22,713
670,000	5.00%, 11/15/23 (c)	769,776
	Metropolitan Transportation Authority, Subseries D-1 (RB)
25,000	5.00%, 11/15/24 (c)	28,975
250,000	5.25%, 11/15/24 (c)	293,047
	MTA Hudson Rail Yards Trust, Series A (RB)
500,000	5.00%, 11/15/19 (c)	532,155
120,000	5.00%, 11/15/23 (c)	134,850
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	154,152
15,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	15,249
500,000	New York City Housing Development Corp., Series G1 (RB) 3.65%, 11/01/23 (c)	511,965
215,000	New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/26 (c)	211,971
355,000	New York City Municipal Water Finance Authority, Series BB (RB) 5.00%, 12/15/22 (c)	401,768
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	431,520
170,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	182,488
750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	857,812
105,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 4.00%, 06/15/24 (c)	111,778
	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC-1 (RB)
10,000	5.00%, 06/15/26 (c)	11,558
10,000	5.00%, 12/15/26 (c)	11,777
120,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	139,866
	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
175,000	4.00%, 06/15/27 (c)	188,160
400,000	5.00%, 06/15/23 (c)	460,944
410,000	5.00%, 06/15/23 (c)	467,802
805,000	5.00%, 06/15/24 (c)	941,504

See Notes to Financial Statements

74

Principal
Amount		Value

New York: (continued)
$315,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	$370,034
10,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	11,747
15,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series HH (RB) 5.00%, 06/15/25 (c)	17,621
500,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	530,120
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-1 (RB)
50,000	5.00%, 11/01/23 (c)	58,192
10,000	5.00%, 11/01/23 (c)	11,565
250,000	5.00%, 08/01/25 (c)	292,227
500,000	5.00%, 08/01/25 (c)	589,840
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-3 (RB) 5.00%, 08/01/27 (c)	587,185
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B-1 (RB)
500,000	5.00%, 08/01/24 (c)	577,150
25,000	5.00%, 11/01/25 (c)	29,784
20,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB) 5.00%, 02/01/24 (c)	22,837
250,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series E-1 (RB) 5.00%, 02/01/27 (c)	294,080
250,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1 (RB) 5.00%, 05/01/27 (c)	291,280
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-3 (RB)
275,000	3.00%, 02/01/26 (c)	268,045
630,000	3.00%, 02/01/26 (c)	617,312
1,425,000	3.00%, 02/01/26 (c)	1,411,676
	New York State Dormitory Authority (RB)
375,000	4.00%, 07/01/26 (c)	398,992
280,000	5.00%, 09/15/25 (c)	330,814
200,000	5.00%, 07/01/26 (c)	235,486
95,000	5.00%, 07/01/26 (c)	109,319
150,000	5.00%, 03/15/27 (c)	175,275
	New York State Dormitory Authority, Series A (RB)
250,000	4.00%, 03/15/27 (c)	264,618
Principal
Amount		Value

New York: (continued)
$230,000	5.00%, 03/15/23 (c)	$259,334
155,000	5.00%, 03/15/24 (c)	180,459
	New York State Thruway Authority (RB)
25,000	4.00%, 01/01/26 (c)	25,701
250,000	5.00%, 01/01/26 (c)	289,092
	New York State Urban Development Corp., Series A (RB)
220,000	5.00%, 09/15/25 (c)	258,548
125,000	5.00%, 09/15/25 (c)	147,489
50,000	New York State Urban Development Corp., Series E (RB) 5.00%, 03/15/23 (c)	56,971
	Port Authority of New York and New Jersey, Series 184 (RB)
25,000	5.00%, 09/01/24 (c)	29,106
25,000	5.00%, 09/01/24 (c)	28,834
650,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	756,346
420,000	State of New York Mortgage Agency (RB) 3.50%, 04/01/26 (c)	420,298
830,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	971,216
105,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	124,507
	Utility Debt Securitization Authority (RB)
840,000	5.00%, 12/15/23 (c)	974,476
420,000	5.00%, 12/15/25 (c)	504,920
620,000	Westchester County Local Development Corp. (RB) 3.75%, 11/01/25 (c)	596,961
		28,017,786
North Carolina: 0.8%
250,000	Mecklenburg County, Series A (GO) 3.00%, 04/01/27 (c)	244,445
265,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 10/01/25 (c)	302,084
500,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	525,995
370,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	393,591
		1,466,115
Ohio: 3.4%
355,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	397,983
	American Municipal Power, Inc., Series A (RB)
500,000	4.00%, 02/15/26 (c)	512,395
85,000	5.00%, 02/15/24 (c)	96,810
320,000	5.00%, 02/15/26 (c)	361,123

See Notes to Financial Statements

75

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Ohio: (continued)
$500,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	$504,955
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	103,738
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	435,514
250,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 11/01/24 (c)	275,745
250,000	County of Hamilton, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	267,612
40,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	38,999
250,000	Euclid City School District (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	256,680
500,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	572,445
940,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,075,745
500,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	489,695
25,000	Olentangy Local School District (GO) (SD CRED PROG) 5.00%, 06/01/26 (c)	28,942
200,000	State of Ohio Hospital, Cleveland Clinic Health System (RB) 3.25%, 01/01/28 (c)	196,372
500,000	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 4.00%, 06/01/23 (c)	521,065
		6,135,818
Oklahoma: 0.2%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	262,048
Oregon: 1.4%
550,000	City of Portland, Sewer System Revenue, Series B (RB) 4.00%, 10/01/24 (c)	577,087
500,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	534,050
500,000	Multnomah Country School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	481,875
25,000	Oregon Health & Science University (RB) 5.00%, 07/01/26 (c)	29,058
450,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	463,140
Principal
Amount		Value

Oregon: (continued)
$275,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	$316,668
		2,401,878
Pennsylvania: 4.4%
55,000	City of Philadelphia, Series B (GO) 4.00%, 08/01/25 (c)	57,191
	County of Allegheny, Series C-70 (GO)
60,000	5.00%, 12/01/22 (c)	67,571
45,000	5.00%, 12/01/22 (c)	50,724
	Delaware County Authority (RB)
250,000	3.75%, 04/01/27 (c)	253,565
75,000	5.00%, 08/01/25 (c)	85,409
300,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	341,301
350,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	364,052
100,000	Lehigh County Authority, Series A (RB) 4.00%, 07/01/26 (c)	103,862
25,000	Lehigh County Authority, Water and Sewer, Series A (RB) 5.13%, 12/01/23 (c)	28,378
150,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	170,285
1,250,000	Northampton County, Lafayette College (RB) 4.00%, 11/01/27 (c)	1,344,962
665,000	Pennsylvania Economic Development Financing Authority (RB) 6.00%, 01/01/24 (c)	782,619
	Pennsylvania Housing Finance Agency (RB)
25,000	3.10%, 10/01/25 (c)	24,027
195,000	3.20%, 10/01/25 (c)	187,430
250,000	3.90%, 10/01/26 (c)	257,390
1,000,000	4.00%, 10/01/26 (c)	1,031,060
	Pennsylvania Turnpike Commission, Series A-1 (RB)
380,000	5.00%, 12/01/22 (c)	413,501
30,000	5.00%, 06/01/26 (c)	34,387
	Pennsylvania Turnpike Commission, Series B (RB)
105,000	5.00%, 12/01/20 (c)	113,709
45,000	5.00%, 12/01/22 (c)	50,886
340,000	5.00%, 12/01/25 (c)	385,594
100,000	5.00%, 12/01/25 (c)	115,029
125,000	5.00%, 12/01/25 (c)	138,559
535,000	5.00%, 12/01/25 (c)	610,440
100,000	Philadelphia Authority For Industrial Development (RB) 5.00%, 04/01/25 (c)	113,916
40,000	Philadelphia Authority For Industrial Development, Series A (RB) 4.00%, 03/01/27 (c)	40,874
225,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	257,632

See Notes to Financial Statements

76

Principal
Amount		Value

Pennsylvania: (continued)
$220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	$250,450
	West View Municipal Authority Water Revenue (RB)
80,000	4.00%, 11/15/24 (c)	83,388
35,000	5.00%, 11/15/24 (c)	40,442
		7,798,633
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	336,489
South Carolina: 1.9%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	96,322
180,000	Fort Mill School District No. 4, Series B (GO) 3.00%, 03/01/27 (c)	172,372
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	217,667
	South Carolina Public Service Authority, Series A (RB)
230,000	4.00%, 06/01/25 (c)	231,642
45,000	5.00%, 12/01/23 (c)	49,652
205,000	5.00%, 06/01/25 (c)	227,040
125,000	5.50%, 06/01/24 (c)	141,223
95,000	South Carolina Public Service Authority, Series B (RB) 5.13%, 12/01/23 (c)	104,809
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	120,808
460,000	5.00%, 12/01/24 (c)	507,785
	South Carolina Public Service Authority, Series E (RB)
500,000	5.00%, 12/01/23 (c)	546,760
185,000	5.25%, 12/01/25 (c)	209,139
700,000	5.50%, 12/01/23 (c)	787,479
		3,412,698
Tennessee: 1.1%
100,000	Chattanooga Health Educational and Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	107,561
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	272,365
30,000	City of Memphis, Series B (GO) 4.25%, 04/01/24 (c)	31,813
500,000	County of Sullivan (GO) 4.00%, 05/01/26 (c)	525,370
40,000	Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue (RB) 5.00%, 07/01/23 (c)	45,772
250,000	Sullivan County (GO) 3.75%, 05/01/26 (c)	254,008
Principal
Amount		Value

Tennessee: (continued)
$25,000	Tennessee Housing Development Agency (RB) 3.25%, 01/01/26 (c)	$24,836
585,000	Tennessee State School Bond Authority (RB) 5.00%, 11/01/25 (c)	678,460
		1,940,185
Texas: 10.8%
300,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	292,707
175,000	Austin Community College District (GO) 5.00%, 08/01/25 (c)	203,093
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	55,557
130,000	Bexar County, Hospital District (GO) 4.00%, 02/15/26 (c)	137,028
650,000	Board of regents of University of Texas, Series B (RB) 4.00%, 08/15/27 (c)	691,684
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	280,757
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	279,997
	Central Texas Turnpike System, Series B (RB)
25,000	0.00%, 08/15/24 (c) ^	10,945
250,000	5.00%, 08/15/24 (c)	282,447
100,000	Cities of Dallas and Fort Worth International Airport Joint Revenue, Series G (RB) 5.00%, 11/01/20 (c)	110,220
250,000	City of Austin, Airport System Revenue, Series A (RB) 5.00%, 11/15/26 (c)	287,820
	City of Austin, Water and Wastewater System Revenue (RB)
110,000	5.00%, 05/15/24 (c)	126,773
35,000	5.00%, 11/15/26 (c)	41,171
10,000	City of Austin, Water and Wastewater System Revenue, Series A (RB) 5.00%, 05/15/23 (c)	11,429
200,000	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB) 4.00%, 10/01/26 (c)	214,082
400,000	City of Denton (GO) 4.00%, 02/15/27 (c)	418,632
440,000	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	467,073
85,000	City of Houston, Series A (GO) 5.00%, 03/01/23 (c)	96,723
85,000	City of San Antonio, Texas Electric and Gas Systems (RB) 5.00%, 02/01/24 (c)	97,005

See Notes to Financial Statements

77

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
$130,000	County of Montgomery, Series A (GO) 4.00%, 03/01/26 (c)	$136,383
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
40,000	5.00%, 12/01/24 (c)	47,048
220,000	5.00%, 12/01/25 (c)	252,721
275,000	5.00%, 12/01/25 (c)	318,689
820,000	5.00%, 12/01/25 (c)	956,727
1,020,000	Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	1,079,180
50,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	56,901
570,000	Harris County, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	658,880
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	193,975
500,000	Houston Independent School District (GO) 5.00%, 02/15/27 (c)	594,330
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	229,052
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	210,398
2,000,000	Leander Independent School District, Series A (GO) 0.00%, 08/16/26 (c) ^	761,480
	Leander Independent School District, Series D (GO)
200,000	0.00%, 08/15/24 (c) ^	70,542
100,000	0.00%, 08/15/24 (c) ^	41,330
220,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	250,587
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
95,000	4.00%, 05/15/22 (c)	100,572
130,000	4.00%, 05/15/26 (c)	136,425
	New Hope Cultural Education Facilities Finance Corp. Cardinal Bay, Inc., Series A-1 (RB)
500,000	5.00%, 07/01/26 (c)	552,465
600,000	5.00%, 07/01/26 (c)	666,264
	New Hope Cultural Education Facilities Finance Corp. Cardinal Bay, Inc., Series B (RB)
125,000	4.25%, 07/01/26 (c)	128,649
70,000	5.00%, 07/01/26 (c)	75,933
50,000	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB) 5.00%, 07/01/25 (c)	49,939
	North Texas Tollway Authority (RB)
930,000	4.00%, 01/01/26 (c)	974,184
345,000	5.00%, 01/01/23 (c)	388,311
510,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	547,541
220,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	218,233
Principal
Amount		Value

Texas: (continued)
$300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	$337,635
325,000	State of Texas (GO) 4.00%, 05/15/25 (c)	344,071
	Tarrant County Cultural Education Facilities Finance Corp, Series A (RB)
700,000	2.25%, 02/15/20 (c)	688,856
200,000	4.00%, 05/15/23 (c)	203,286
350,000	5.00%, 05/15/23 (c)	387,992
20,000	Texas State University System (RB) 5.00%, 03/15/23 (c)	22,854
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
500,000	5.00%, 08/15/24 (c)	555,775
850,000	5.00%, 08/15/24 (c)	951,422
845,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	938,491
	Texas Water Development Board (RB)
10,000	4.00%, 10/15/25 (c)	10,429
710,000	5.00%, 10/15/25 (c)	825,609
215,000	University of Texas Revenue Financing System Bonds, Series B (RB) 2.50%, 08/15/21 (c)	212,046
		19,280,348
Utah: 0.5%
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	181,671
350,000	4.00%, 05/15/24 (c)	360,780
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	254,630
125,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	129,804
		926,885
Vermont: 0.2%
320,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	357,366
Virginia: 1.3%
685,000	University of Virginia, Series A (RB) 5.00%, 06/01/23 (c)	791,031
35,000	University of Virginia, Series B (RB) 5.00%, 04/01/27 (c)	41,269
210,000	Virginia Commonwealth Transportation Board (RB) 3.00%, 05/15/26 (c)	199,716
920,000	Virginia Housing Development Authority (RB) 3.45%, 10/01/22 (c)	924,223
295,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	307,296
		2,263,535

See Notes to Financial Statements

78

Principal
Amount		Value

Washington: 2.8%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
$400,000	5.00%, 11/01/25 (c)	$461,116
330,000	5.00%, 11/01/25 (c)	389,202
20,000	5.00%, 11/01/26 (c)	23,322
500,000	City of Seattle, Series C (RB) 4.00%, 09/01/27 (c)	539,185
10,000	City of Tacoma, Electric System Revenue, Series A (RB) 5.00%, 07/01/23 (c)	11,512
305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	325,517
645,000	King County School District No. 401 (GO) (SBG) 4.00%, 12/01/26 (c)	691,679
	State of Washington (GO)
25,000	5.00%, 08/01/23 (c)	28,861
90,000	5.00%, 02/01/24 (c)	103,779
15,000	5.00%, 02/01/26 (c)	17,571
460,000	5.00%, 08/01/26 (c)	539,184
	State of Washington, Various Purpose, Series A (GO)
200,000	5.00%, 08/01/27 (c)	236,924
100,000	5.00%, 08/01/27 (c)	120,257
195,000	Tacoma School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	231,685
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	504,730
725,000	Washington Health Care Facilities Authority (RB) 5.00%, 08/15/25 (c)	814,276
		5,038,800
West Virginia: 0.1%
	West Virginia Hospital Finance Authority (RB)
110,000	3.00%, 06/01/26 (c)	99,713
160,000	3.25%, 06/01/26 (c)	148,229
		247,942
Wisconsin: 1.3%
240,000	State of Wisconsin (GO) 5.00%, 05/01/25 (c)	282,043
555,000	University of Wisconsin Hospitals and Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	565,850
Principal
Amount		Value

Wisconsin: (continued)
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
$385,000	4.00%, 05/15/26 (c)	$395,657
35,000	4.00%, 05/15/26 (c)	36,255
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	211,335
70,000	Wisconsin Health and Educational Facilities Authority, Marquette University (RB) 5.00%, 10/01/26 (c)	79,008
485,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	447,214
185,000	WPPI Energy, Power Supply System, Series A (RB) 5.00%, 07/01/23 (c)	209,278
		2,226,640
Wyoming: 0.4%
140,000	Wyoming Community Development Authority (RB) 3.70%, 06/01/24 (c)	141,386
420,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	473,924
		615,310
Total Municipal Bonds (Cost: $173,862,505)		175,877,310

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $438,885)
438,885	Dreyfus Government Cash Management Fund – Institutional Shares	438,885
Total Investments: 99.0% (Cost: $174,301,390)		176,316,195
Other assets less liabilities: 1.0%		1,813,582
NET ASSETS: 100.0%		$178,129,777

See Notes to Financial Statements

79

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	10.5%	$18,417,351
Health Care	18.1	31,927,897
Housing	3.2	5,543,259
Leasing	3.8	6,664,850
Local	11.9	20,909,835
Power	7.3	12,908,096
Solid Waste/Resource Recovery	0.0	17,620
Special Tax	10.2	17,990,978
State	7.7	13,629,459
Tobacco	0.4	685,477
Transportation	15.5	27,359,180
Water & Sewer	11.2	19,823,308
Money Market Fund	0.2	438,885
	100.0%	$176,316,195

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$175,877,310	$—	$175,877,310
Money Market Fund	438,885	—	—	438,885
Total	$438,885	$175,877,310	$—	$176,316,195

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

80

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 97.8%
Alabama: 1.1%
$980,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Bonds (RB) 5.00%, 09/01/19	$1,046,473
250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	290,747
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	372,495
	Alabama Public School and College Authority, Series B (RB)
285,000	5.00%, 01/01/21	317,672
25,000	5.00%, 01/01/23	29,210
500,000	County of Jefferson (RB) 5.00%, 09/15/22	575,020
105,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	115,779
		2,747,396
Alaska: 0.7%
1,000,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	1,089,880
700,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/19	747,614
		1,837,494
Arizona: 1.6%
15,000	Arizona Health Facilities Authority (RB) 5.00%, 01/01/23	17,469
125,000	Arizona School Facilities Board (CP) 5.00%, 09/01/20	137,884
130,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21	147,154
	City of Chandler (GO)
250,000	3.00%, 07/01/19	257,683
250,000	4.00%, 07/01/21	274,542
1,000,000	City of Glendale Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	1,099,870
225,000	City of Phoenix (GO) 4.00%, 07/01/20	241,650
60,000	City of Phoenix, Civic Improvement Corp. (RB) 5.00%, 07/01/20	65,909
250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	282,987
15,000	County of Pima (GO) 4.00%, 07/01/22	16,697
50,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/22	57,952
	Maricopa County Industrial Development Authority (RB)
250,000	5.00%, 01/01/20	270,118
250,000	5.00%, 01/01/21	278,165
Principal
Amount		Value

Arizona: (continued)
$585,000	Pima County, Arizona (GO) 4.00%, 07/01/23	$659,038
105,000	State of Arizona, Certificates of Participation (CP) 5.00%, 10/01/21	119,217
		3,926,335
Arkansas: 0.1%
150,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	169,502
California: 13.2%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	113,530
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,262,735
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 1.87%, 10/01/20 (c) (p)	508,105
155,000	Bay Area Toll Authority, Toll Bridge Revenue, Series S-4 (RB) 5.25%, 04/01/23 (c)	185,828
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	778,360
100,000	California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System, Series A (RB) 5.00%, 10/01/19	107,484
	California State Department of Water Resources, Central Valley Project (RB)
305,000	4.00%, 12/01/18	315,007
105,000	5.00%, 12/01/19	113,603
360,000	5.00%, 12/01/21	413,539
	California State Department of Water Resources, Central Valley Project, Series AM (RB)
250,000	5.00%, 12/01/18	260,885
135,000	5.00%, 12/01/19	146,061
620,000	California State Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	701,139
300,000	California State Public Works Board, Department of Correction and Rehabilitation, Series A (RB) 5.00%, 09/01/19	321,255
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	93,962
	California State Public Works Board, Department of Correction and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	173,197
120,000	5.00%, 11/01/20	133,310
280,000	5.00%, 09/01/23	331,761

See Notes to Financial Statements

81

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
	California State Public Works Board, Department of State Hospital, Series E (RB)
$70,000	5.00%, 06/01/19	$74,311
310,000	5.00%, 06/01/20	340,008
700,000	5.00%, 06/01/21	790,314
1,215,000	California State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,439,605
500,000	California State Public Works Board, Series E (RB) 5.00%, 06/01/22	578,145
10,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB) 5.00%, 10/01/21	11,424
340,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/18	353,495
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	80,732
750,000	5.00%, 11/01/20	833,190
175,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 4.00%, 03/01/19	181,825
	California State University, Series A (RB)
75,000	5.00%, 11/01/18	77,962
320,000	5.00%, 11/01/21	367,322
70,000	California State University, Series B-2 (RB) 5.00%, 05/01/21 (c) (p)	76,567
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	315,065
660,000	City of Los Angeles, Wastewater System Revenue, Series A (RB) 5.00%, 06/01/19	701,184
15,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB) 5.00%, 11/01/22	17,637
10,000	Coast Community College District (GO) 5.00%, 08/01/21	11,408
500,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/21	563,065
70,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	81,339
	Golden State Tobacco Securitization Corp., Series A (RB)
155,000	5.00%, 06/01/19	164,900
310,000	5.00%, 06/01/21	351,044
250,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	276,885
Principal
Amount		Value

California: (continued)
	Los Angeles County Metropolitan Transportation Authority (RB)
$515,000	5.00%, 07/01/21	$586,724
10,000	5.00%, 07/01/22	11,659
35,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/21	39,834
	Los Angeles Department of Water and Power, Series B (RB)
975,000	5.00%, 11/01/18 (c)	1,014,595
100,000	5.00%, 07/01/19	106,566
115,000	5.00%, 07/01/20	126,900
20,000	5.00%, 07/01/22	23,348
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	233,478
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	11,031
125,000	5.00%, 07/01/19	133,185
60,000	5.00%, 07/01/21	68,333
	Los Angeles Unified School District, Series B (GO)
210,000	5.00%, 07/01/19	223,751
100,000	5.00%, 07/01/23	119,535
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	369,947
140,000	5.00%, 07/01/21	159,445
	Metropolitan Water District of Southern California (RB)
120,000	5.00%, 07/01/20	132,385
35,000	5.00%, 07/01/21	39,821
515,000	Oakland Unified School District (GO) (AGM) 5.00%, 08/01/21	586,693
1,300,000	Orange County Sanitation District (RB) 2.00%, 11/29/18 (c)	1,314,976
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	476,028
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	113,504
15,000	Sacramento County Sanitation Districts Financing Authority (RB) 5.00%, 12/01/21	17,283
25,000	San Diego Public Facilities Financing Authority Sewer Revenue (RB) 5.00%, 05/15/22	29,158
20,000	San Diego Unified School District, Series R-3 (GO) 5.00%, 07/01/22	23,397
50,000	San Francisco Bay Area Rapid Transit District (GO) 4.00%, 08/01/21	55,308
10,000	San Francisco State Building Authority (RB) 5.00%, 12/01/21	11,496

See Notes to Financial Statements

82

Principal
Amount		Value

California: (continued)
$285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	$294,305
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	147,995
105,000	San Mateo Joint Powers Financing Authority (RB) 4.00%, 06/15/19	110,099
105,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	112,179
	State of California, Various Purpose (GO)
1,055,000	4.00%, 02/01/19	1,093,856
200,000	4.00%, 02/01/22	221,890
25,000	5.00%, 09/01/18	25,829
115,000	5.00%, 02/01/19	120,656
25,000	5.00%, 03/01/20	27,243
100,000	5.00%, 08/01/20	110,409
1,550,000	5.00%, 09/01/20	1,716,160
315,000	5.00%, 02/01/21	353,005
500,000	5.00%, 09/01/21	569,505
300,000	5.00%, 09/01/21	341,703
815,000	5.00%, 11/01/21	932,091
250,000	5.00%, 02/01/22	287,650
265,000	5.00%, 09/01/22	309,001
765,000	5.00%, 10/01/22	893,742
750,000	5.00%, 10/01/22	876,217
450,000	5.00%, 10/01/22	525,730
500,000	5.00%, 09/01/23	594,880
1,000,000	5.00%, 09/01/23	1,189,760
	University of California, Series AF (RB)
100,000	5.00%, 05/15/20	109,859
10,000	5.00%, 05/15/21	11,334
1,000,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	997,940
		32,648,606
Colorado: 0.4%
250,000	City of Aurora, Colorado First-Lien Water (RB) 5.00%, 08/01/22	290,567
125,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/20	139,081
	Regional Transportation District, Series A (CP)
200,000	5.00%, 06/01/20	218,878
350,000	5.00%, 06/01/20	383,036
		1,031,562
Connecticut: 2.3%
	State of Connecticut, Series A (GO)
165,000	5.00%, 04/15/19	173,610
1,040,000	5.00%, 09/01/20	1,136,845
405,000	5.00%, 03/15/23	465,665
265,000	5.00%, 04/15/23	304,986
Principal
Amount		Value

Connecticut: (continued)
	State of Connecticut, Series B (RB)
$75,000	5.00%, 01/01/19	$78,167
500,000	5.00%, 05/15/21	555,300
	State of Connecticut, Series C (GO)
250,000	5.00%, 07/15/19	265,130
250,000	5.00%, 06/15/23	288,520
	State of Connecticut, Series D (GO)
145,000	5.00%, 06/15/20	157,790
300,000	5.00%, 08/15/23	347,160
500,000	State of Connecticut, Series E (GO) 5.00%, 10/15/22	570,900
500,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	520,555
250,000	State of Connecticut, Special Tax Revenue (RB) 5.00%, 09/01/22	285,477
250,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	268,280
215,000	University of Connecticut, Series A (RB) 5.00%, 08/15/23	248,291
		5,666,676
Delaware: 0.4%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	174,149
650,000	State of Delaware, Series B (GO) 5.00%, 07/01/23	773,077
		947,226
District of Columbia: 1.1%
	District of Columbia, Series A (GO)
170,000	5.00%, 06/01/19	180,414
235,000	5.00%, 06/01/20	257,875
1,020,000	5.00%, 06/01/21	1,153,130
515,000	5.00%, 06/01/21	582,218
500,000	5.00%, 06/01/22	579,345
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	53,063
		2,806,045
Florida: 3.6%
880,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 12/01/19 (c)	947,936
500,000	County of Hillsborough (RB) 5.00%, 11/01/21	568,275
345,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/20	378,979
270,000	JEA Electric System, Series Three A (RB) 5.00%, 10/01/19	289,618
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	740,004

See Notes to Financial Statements

83

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
$110,000	Miami-Dade County, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	$120,894
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series A (RB)
50,000	5.00%, 07/01/20	54,855
525,000	5.00%, 07/01/21	592,462
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	54,662
250,000	5.00%, 07/01/21	280,410
115,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	125,303
165,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	176,997
185,000	Miami-Dade County, Water and Sewer System Revenue (RB) 5.00%, 10/01/20	204,564
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	138,000
30,000	Orlando-Orange County Expressway Authority (RB) (AGM) 5.00%, 07/01/22	34,624
100,000	Palm Beach County School District (CP) 5.00%, 08/01/22	115,679
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	290,225
300,000	5.00%, 06/01/21	338,259
130,000	State of Florida, Board of Education, Full Faith and Credit, Series A (GO) 5.00%, 06/01/19	137,795
190,000	State of Florida, Board of Education, Full Faith and Credit, Series B (GO) 5.00%, 06/01/20	208,495
	State of Florida, Board of Education, Full Faith and Credit, Series D (GO)
250,000	5.00%, 06/01/20	274,335
450,000	5.00%, 06/01/21	508,396
220,000	State of Florida, Board of Education, Full Faith and Credit, Series E (GO) 5.00%, 06/01/19	233,191
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/21	113,080
450,000	5.00%, 07/01/23	530,919
235,000	State of Florida, Department of Management Services, Series A (CP) 5.00%, 08/01/22	271,963
Principal Amount		Value

Florida: (continued)
$80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	$90,618
1,000,000	The School Board of Brevard County, Series A (CP) 5.00%, 07/01/23	1,173,910
		8,994,448
Georgia: 3.2%
	Forsyth County School District (GO)
330,000	5.00%, 02/01/19	346,147
225,000	5.00%, 02/01/21	252,146
500,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	562,270
275,000	Gwinnett County School District, Series A (GO) 5.00%, 02/01/19	288,491
1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	1,009,580
250,000	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB) 5.00%, 01/01/23	288,875
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	214,492
825,000	Richmond County Board of Education (GO) (SAW) 5.00%, 10/01/21	940,764
	State of Georgia, Series A (GO)
20,000	5.00%, 01/01/19	20,921
185,000	5.00%, 02/01/19	194,098
50,000	5.00%, 02/01/21	56,016
750,000	5.00%, 02/01/22	863,280
250,000	5.00%, 02/01/23	294,265
15,000	5.00%, 02/01/23	17,656
1,500,000	State of Georgia, Series C (GO) 5.00%, 07/01/19	1,597,200
700,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	793,443
60,000	State of Georgia, Series H (GO) 5.00%, 12/01/18	62,572
		7,802,216
Hawaii: 0.8%
400,000	City & County of Honolulu, Hawaii (GO) 5.00%, 11/01/22 (c)	467,372
425,000	State of Hawaii, Series EF (GO) 5.00%, 11/01/21	484,810
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	250,771
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	220,246
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	561,755
		1,984,954

See Notes to Financial Statements

84

Principal Amount		Value

Idaho: 0.2%
$450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	$512,730
Illinois: 4.1%
	Chicago O’Hare International Airport (RB)
500,000	5.00%, 01/01/22	569,720
100,000	5.00%, 01/01/22	113,944
150,000	5.00%, 01/01/23	174,611
	Chicago Transit Authority (RB)
500,000	5.00%, 06/01/22	565,805
500,000	5.00%, 06/01/23	574,270
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	263,510
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	235,582
165,000	City of Springfield, Electric Revenue (RB) 5.00%, 03/01/23	190,087
390,000	Illinois Finance Authority (RB) 4.00%, 01/01/23	434,772
	Illinois State Toll Highway Authority, Series A (RB)
50,000	5.00%, 12/01/19	53,903
285,000	5.00%, 12/01/22	331,492
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	133,705
	State of Illinois (GO)
100,000	4.00%, 02/01/19	102,724
155,000	5.00%, 05/01/19	162,294
850,000	5.00%, 06/01/19	892,049
800,000	5.00%, 02/01/20	841,256
325,000	5.00%, 04/01/20	342,816
85,000	5.00%, 05/01/20	89,796
100,000	5.00%, 04/01/21	106,676
100,000	5.00%, 04/01/21	106,676
1,000,000	5.00%, 06/01/21	1,069,150
75,000	5.00%, 06/15/21	83,456
95,000	5.00%, 07/01/21	101,679
110,000	5.00%, 05/01/22	118,567
350,000	5.00%, 06/01/22	377,562
25,000	5.00%, 06/15/22	28,281
500,000	5.00%, 02/01/23	541,375
250,000	State of Illinois, Series C (RB) 4.00%, 06/15/21	269,368
500,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	541,130
	University of Illinois (CP)
475,000	5.00%, 08/15/20	511,808
90,000	5.00%, 04/01/22	100,946
		10,029,010
Indiana: 0.1%
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	285,135
Principal Amount		Value

Iowa: 0.1%
$285,000	Iowa Finance Authority (RB) 5.00%, 08/01/20	$314,421
25,000	State of Iowa (RB) 5.00%, 06/01/22	28,823
		343,244
Kansas: 1.0%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	406,336
580,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	661,049
1,035,000	State of Kansas Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	1,206,851
15,000	State of Kansas Department of Transportation, Highway Revenue, Series B (RB) 5.00%, 09/01/22	17,491
95,000	State of Kansas Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/19	101,622
		2,393,349
Kentucky: 1.4%
60,000	Kentucky Asset Liability Commission (RB) 5.00%, 09/01/21	67,788
655,000	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB) 5.25%, 09/01/22	764,365
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	53,373
15,000	Kentucky State Property & Building Commission (RB) 5.00%, 08/01/21	16,812
	Kentucky State Property and Building Commission, Series B (RB)
220,000	5.00%, 08/01/22	251,566
570,000	5.00%, 11/01/22	654,736
	Kentucky Turnpike Authority, Series A (RB)
225,000	5.00%, 07/01/19	238,732
55,000	5.00%, 07/01/20	60,265
20,000	5.00%, 07/01/21	22,517
600,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	683,946
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	669,192
		3,483,292

See Notes to Financial Statements

85

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Louisiana: 1.2%
	City of Lafayette, Utilities Revenue (RB)
$60,000	5.00%, 11/01/19	$64,548
150,000	5.00%, 11/01/20	166,451
1,000,000	City of New Orleans (GO) 5.00%, 12/01/20	1,104,970
	Louisiana State Citizens Property Insurance Corp. (RB)
185,000	5.00%, 06/01/20	201,868
300,000	5.00%, 06/01/22	345,159
50,000	State of Louisiana, Series C (GO) 5.00%, 08/01/19	53,248
1,000,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/20	1,078,720
		3,014,964
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	53,801
Maryland: 4.4%
	Baltimore County, Consolidated Public Improvement (GO)
400,000	5.00%, 08/01/21	454,108
500,000	5.00%, 08/01/22	581,135
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	266,868
600,000	City of Baltimore Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/20	665,946
	County of Anne Arundel (GO)
250,000	5.00%, 04/01/21	281,322
35,000	5.00%, 04/01/23	41,307
650,000	County of Montgomery, Series A (GO) 5.00%, 11/01/22	761,189
475,000	County of Prince George’s, Public Improvement Bond, Series B (GO) 4.00%, 03/01/20	506,378
80,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 08/15/19	85,399
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/19	200,851
145,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/21	162,834
25,000	Montgomery County, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/20	27,796

Principal Amount		Value

Maryland: (continued)
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
$50,000	4.00%, 03/01/19	$51,937
90,000	4.00%, 03/01/21	98,171
	State of Maryland Department of Transportation (RB)
100,000	5.00%, 12/15/20	111,371
40,000	5.00%, 06/01/21	45,131
15,000	5.00%, 02/01/23	17,598
30,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	35,342
	State of Maryland, Second Series C (GO)
510,000	5.00%, 08/01/21	579,391
850,000	5.00%, 08/01/22	988,779
1,250,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	1,448,362
50,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/19	52,561
	State of Maryland, State and Local Facilities Loan, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,115,900
285,000	4.50%, 08/01/21	318,579
20,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	20,592
	State of Maryland, State and Local Facilities Loan, Second Series C (GO)
95,000	5.00%, 08/01/19	101,324
200,000	5.25%, 08/01/20	221,936
	Washington Suburban Sanitary District (GO)
500,000	4.00%, 06/01/20	536,125
100,000	5.00%, 06/01/20	109,761
		10,887,993
Massachusetts: 2.0%
20,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/21 (c)	22,600
	Commonwealth of Massachusetts, Series A (GO)
335,000	5.00%, 12/01/18	349,251
85,000	5.00%, 06/01/20	93,297
	Commonwealth of Massachusetts, Series B (GO)
100,000	5.00%, 08/01/19	106,711
500,000	5.00%, 08/01/20	551,045
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	11,391
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,064,511
165,000	Massachusetts Clean Water Trust, Series 19 (RB) 5.00%, 02/01/19	173,031

See Notes to Financial Statements

86

Principal Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency (RB)
$325,000	5.00%, 07/01/21	$365,150
750,000	5.00%, 07/01/21	842,655
30,000	5.00%, 07/01/22	34,807
250,000	5.00%, 07/01/22	287,077
10,000	5.00%, 07/15/22	11,653
210,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB) 5.00%, 08/15/19	224,404
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	434,996
250,000	Massachusetts Water Resources Authority (RB) 5.00%, 08/01/22	291,192
		4,863,771
Michigan: 2.4%
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
575,000	4.00%, 08/01/20	614,980
970,000	5.00%, 08/01/22	1,116,324
525,000	Michigan Finance Authority, Detroit Distributable State Aid, Series C-3 (RB) 5.00%, 04/01/20	563,472
750,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/21	842,655
500,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-5 (RB) 5.00%, 07/01/20	546,485
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	493,915
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	589,525
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
310,000	2.25%, 09/01/20	317,198
375,000	5.00%, 09/01/19	399,379
35,000	5.00%, 09/01/21	39,501
275,000	State of Michigan, Environmental Program (GO) 3.00%, 11/01/20	289,363
		5,812,797
Minnesota: 1.9%
750,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	876,337
500,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	566,390
Principal Amount		Value

Minnesota: (continued)
$25,000	State of Minnesota, Series B (RB) 5.00%, 03/01/22	$28,757
575,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	610,414
	State of Minnesota, Various Purpose, Series A (GO)
190,000	5.00%, 08/01/19	202,648
150,000	5.00%, 08/01/21	170,172
	State of Minnesota, Various Purpose, Series D (GO)
235,000	5.00%, 08/01/20	259,057
750,000	5.00%, 08/01/22	871,702
500,000	5.00%, 08/01/22	581,135
400,000	State of Minnesota, Various Purpose, Series F (GO) 5.00%, 10/01/22	466,696
		4,633,308
Mississippi: 0.1%
175,000	Mississippi Development Bank, Highway Construction Project (RB) 5.00%, 01/01/21	194,026
105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/20	116,218
		310,244
Missouri: 1.7%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
45,000	5.00%, 10/01/19	48,305
500,000	5.00%, 10/01/20	553,635
20,000	5.00%, 10/01/22	23,221
1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,175,090
	Curators of the University of Missouri System Facilities, Series A (RB)
185,000	4.00%, 11/01/19	195,380
115,000	5.00%, 11/01/19	123,717
125,000	Health and Educational Facilities Authority of the State of Missouri (RB) 3.00%, 11/15/22	133,060
700,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	752,990
475,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/19	502,360
520,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	599,331
		4,107,089
Nebraska: 0.9%
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	553,155
	Nebraska Public Power District, Series A (RB)
300,000	4.00%, 01/01/20	318,084
70,000	5.00%, 01/01/21	78,048

See Notes to Financial Statements

87

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Nebraska: (continued)
$300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	$324,477
	Omaha Public Power District, Electric System Revenue, Series B (RB)
75,000	5.00%, 02/01/19	78,641
650,000	5.00%, 02/01/21	726,875
100,000	Public Power Generation Agency (RB) 5.00%, 01/01/22	113,425
		2,192,705
Nevada: 0.7%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	268,134
345,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	365,845
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	53,021
105,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1 (GO) 5.00%, 03/01/20	114,116
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	569,945
400,000	State of Nevada, Series D (GO) 5.00%, 04/01/20	435,852
		1,806,913
New Jersey: 4.7%
170,000	New Jersey Building Authority, Series A (RB) 5.00%, 06/15/21	185,973
	New Jersey Economic Development Authority (RB)
600,000	5.00%, 11/01/19	635,070
130,000	5.00%, 03/01/20	138,619
125,000	5.00%, 06/15/22	138,378
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
545,000	5.00%, 03/01/22	600,808
545,000	5.00%, 03/01/23	607,397
520,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	544,643
90,000	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/20	96,616
320,000	New Jersey Economic Development Authority, Series XX (RB) 5.00%, 06/15/21	350,067
	New Jersey Educational Facilities Authority (RB)
145,000	5.00%, 07/01/20	159,762
455,000	5.00%, 06/15/22	503,485
160,000	5.00%, 07/01/22	186,230
Principal Amount		Value

New Jersey: (continued)
$205,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	$214,485
460,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	522,482
85,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/20	92,925
60,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 5.00%, 07/01/22	69,115
	New Jersey Transit Corp., Series A (RB)
270,000	5.00%, 09/15/19	284,121
125,000	5.00%, 09/15/21	137,180
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,063,430
565,000	5.00%, 06/15/20	607,431
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
825,000	5.00%, 06/15/18 (c)	844,899
220,000	5.00%, 06/15/18 (c)	225,293
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
190,000	5.00%, 06/15/19	199,004
425,000	5.00%, 06/15/20	456,917
870,000	5.00%, 06/15/20	935,337
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	111,134
120,000	5.00%, 01/01/22	136,837
	Rutgers State University of New Jersey, Series J (RB)
70,000	5.00%, 05/01/19	73,989
280,000	5.00%, 05/01/21	313,981
225,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	250,767
800,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/22	908,664
		11,595,039
New Mexico: 1.8%
655,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	741,676
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	248,828
340,000	New Mexico Finance Authority, State Transportation, Series NM (RB) 5.00%, 06/15/22	394,233
160,000	State of New Mexico Severance Tax Permanent Fund (RB) 5.00%, 07/01/21	180,010

See Notes to Financial Statements

88

Principal Amount		Value

New Mexico: (continued)
	State of New Mexico Severance Tax, Series A (RB)
$665,000	5.00%, 07/01/19 (c)	$707,294
75,000	5.00%, 07/01/19 (c)	79,770
500,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	589,040
1,385,000	State of New Mexico, Series B (RB) 4.00%, 07/01/23	1,559,482
		4,500,333
New York: 14.1%
	City of New York, Series A (GO)
95,000	5.00%, 08/01/19	101,273
1,000,000	5.00%, 08/01/22	1,156,790
1,000,000	City of New York, Series B (GO) 5.00%, 08/01/20	1,100,370
	City of New York, Series D (GO)
235,000	5.00%, 08/01/19	250,517
1,000,000	5.00%, 08/01/20	1,100,370
485,000	City of New York, Series E (GO) 4.00%, 08/01/22	538,937
	City of New York, Series G (GO)
1,150,000	5.00%, 08/01/19	1,225,934
370,000	5.00%, 08/01/20	407,137
1,210,000	5.00%, 08/01/22	1,399,716
500,000	City of New York, Series J (GO) 5.00%, 08/01/20	550,185
625,000	County of Monroe, Series B (GO) 5.00%, 06/01/19	657,425
80,000	Erie County Industrial Development, Series A (RB) (SAW) 5.00%, 05/01/21	90,264
	Hudson Yards Infrastructure Corp., Series A (RB)
460,000	5.00%, 02/15/22	531,553
250,000	5.00%, 02/15/23	295,697
500,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22	579,215
	Metropolitan Transportation Authority, Series A (RB)
35,000	5.00%, 11/15/21	40,002
10,000	5.00%, 11/15/22	11,692
30,000	5.00%, 11/15/22	35,075
15,000	Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 11/15/21	17,093
	Metropolitan Transportation Authority, Series B (RB)
470,000	3.00%, 11/15/18	479,273
140,000	5.00%, 11/15/19	150,697
335,000	5.00%, 11/15/21	381,739
690,000	5.00%, 11/15/22	803,436
10,000	5.00%, 11/15/22	11,644
	Metropolitan Transportation Authority, Series C (RB)
295,000	5.00%, 11/15/18	306,883
175,000	5.00%, 11/15/20	194,213
Principal Amount		Value

New York: (continued)
	Metropolitan Transportation Authority, Series D (RB)
$255,000	5.00%, 11/15/21	$290,578
10,000	5.00%, 11/15/22	11,644
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	294,992
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
240,000	5.00%, 11/01/20	266,470
310,000	5.00%, 11/01/21	353,887
15,000	5.00%, 11/01/22	17,487
20,000	5.00%, 11/01/22	23,316
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,165,800
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
100,000	5.00%, 11/01/18	103,959
75,000	5.00%, 11/01/19	80,701
175,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries A-1 (RB) 4.00%, 05/01/19	182,516
150,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries D-1 (RB) 5.00%, 02/01/19	157,263
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
25,000	5.00%, 02/01/19	26,211
60,000	5.00%, 02/01/22	68,822
700,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 11/01/19	753,207
350,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	379,722
	New York State Dormitory Authority, New York State University, Series A (RB)
285,000	5.00%, 07/01/20	312,990
240,000	5.00%, 07/01/20	263,638
200,000	5.00%, 03/15/21	224,456
40,000	5.00%, 07/01/21	45,201
1,450,000	5.00%, 07/01/22	1,676,330
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	290,652
700,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	746,277

See Notes to Financial Statements

89

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
$500,000	5.00%, 02/15/20	$543,420
480,000	5.00%, 02/15/21	537,931
600,000	5.00%, 02/15/23	704,658
15,000	5.00%, 02/15/23	17,616
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
545,000	5.00%, 03/15/19	573,498
300,000	5.00%, 03/15/20	326,916
10,000	5.00%, 03/15/23	11,765
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	885,600
30,000	5.00%, 02/15/23	35,233
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	981,405
125,000	5.00%, 03/15/20	136,215
225,000	5.00%, 03/15/21	252,752
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	981,106
65,000	5.00%, 03/15/19	68,399
700,000	5.00%, 03/15/20	762,804
300,000	5.00%, 03/15/20	326,916
250,000	5.00%, 03/15/21	280,570
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
280,000	5.00%, 06/15/20	307,734
535,000	5.00%, 06/15/20	587,992
150,000	New York State Housing Finance Agency (RB) 1.10%, 11/01/19	149,222
	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB)
80,000	3.00%, 05/01/19	82,142
160,000	5.00%, 05/01/19	169,142
2,730,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,883,890
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	161,970
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	809,850
10,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 03/15/23	11,765
Principal Amount		Value

New York: (continued)
$55,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 03/15/20	$59,935
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	929,443
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	62,566
500,000	Port Authority of New York and New Jersey, One Hundred Seventy-Ninth Series (RB) 5.00%, 12/01/20	556,965
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	23,444
110,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/19	112,179
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	95,184
100,000	Triborough Bridge and Tunnel Authority, Series B (RB) 5.00%, 11/15/19	107,810
		34,691,286
North Carolina: 1.4%
340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	395,740
	County of Mecklenburg, Series A (GO)
140,000	5.00%, 12/01/18	146,034
150,000	5.00%, 09/01/21	170,852
350,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/21	401,149
10,000	County of Wake, Series A (RB) 5.00%, 12/01/20	11,139
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
80,000	4.00%, 01/01/19	82,609
40,000	4.00%, 01/01/19	41,342
100,000	4.00%, 01/01/20	105,962
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	584,015
1,200,000	State of North Carolina, Series C (GO) 4.00%, 05/01/21	1,313,436
270,000	State of North Carolina, Series E (GO) 5.00%, 05/01/19	285,676
		3,537,954
Ohio: 3.6%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	161,507
15,000	5.00%, 02/15/23	17,451

See Notes to Financial Statements

90

Principal Amount		Value

Ohio: (continued)
$1,000,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	$1,111,680
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	301,402
	City of Columbus, Various Purpose, Series A (GO)
250,000	2.00%, 08/15/20	255,325
1,000,000	5.00%, 07/01/19	1,062,230
120,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	129,599
150,000	Ohio Water Development Authority, Water Pollution Control Loan Fund (RB) 5.00%, 12/01/21	171,729
	State of Ohio, Common Schools, Series A (GO)
480,000	5.00%, 09/15/19	513,984
565,000	5.00%, 09/15/21	642,716
	State of Ohio, Highway Capital Improvement, Series R (GO)
35,000	5.00%, 05/01/19	37,011
260,000	5.00%, 05/01/22	300,167
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	230,898
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	787,981
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	412,786
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	1,056,666
20,000	State of Ohio, Infrastructure Project (RB) 5.00%, 12/15/22	23,308
500,000	State of Ohio, Infrastructure Project, Series 1B (RB) 5.00%, 12/15/18	521,515
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,029,236
		8,767,191
Oklahoma: 0.3%
50,000	Grand River Dam Authority, Series A (RB) 4.00%, 06/01/19	52,129
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	580,520
10,000	Oklahoma Water Resources Board (RB) 5.00%, 04/01/23	11,779
		644,428
Principal Amount		Value

Oregon: 1.0%
$60,000	City of Portland, Sewer System, First Lien, Series A (RB) 5.00%, 06/01/19	$63,656
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	281,502
25,000	County of Washington, Series B (GO) 5.00%, 03/01/23	29,494
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	223,134
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	55,221
190,000	5.00%, 10/01/21	215,544
605,000	Oregon State Lottery, Department of Administrative Services, Series A (RB) 5.00%, 04/01/23	713,670
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
235,000	5.00%, 04/01/19	247,923
155,000	5.00%, 04/01/20	169,243
10,000	5.00%, 04/01/23	11,796
35,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	41,287
140,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	152,865
15,000	State of Oregon Department of Transportation (RB) 5.00%, 11/15/22	17,545
200,000	Tri-County Metropolitan Transportation, District of Oregon Payroll Tax (RB) 5.00%, 12/01/17 (c)	200,686
		2,423,566
Pennsylvania: 3.5%
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
85,000	4.00%, 08/01/18	86,834
400,000	5.00%, 08/01/20	439,580
500,000	5.00%, 08/01/21	564,695
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	359,138
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	43,862
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	115,317
50,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 5.00%, 08/15/19	53,356
15,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 04/01/19	15,805

See Notes to Financial Statements

91

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Pennsylvania: (continued)
	Commonwealth of Pennsylvania, Second Series (GO)
$875,000	5.00%, 10/15/19	$938,980
1,000,000	5.00%, 01/15/21	1,108,360
750,000	5.00%, 09/15/22	859,890
490,000	5.00%, 01/15/23	564,896
835,000	County of Allegheny, Series C-73 (GO) 5.00%, 12/01/19	898,026
270,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	313,594
405,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB) 4.00%, 02/01/20	429,320
700,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	791,896
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	357,522
500,000	5.00%, 09/01/22	580,735
		8,521,806
Rhode Island: 0.4%
	Rhode Island Commerce Corp., Series A (RB)
15,000	5.00%, 06/15/21	16,882
105,000	5.00%, 06/15/22	120,834
810,000	State of Rhode Island, Consolidated Capital Development Loan, Series A (GO) 5.00%, 08/01/19	863,776
100,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	109,980
		1,111,472
South Carolina: 1.0%
400,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/20	435,404
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	83,400
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	651,923
350,000	South Carolina Public Service Authority (RB) 5.00%, 12/01/19	375,742
685,000	York County Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	804,300
		2,350,769
Principal Amount		Value

Tennessee: 0.5%
$10,000	City of Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	$11,060
90,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A (GO) 5.00%, 01/01/22	103,334
750,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	827,640
160,000	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB) 5.00%, 11/01/19	172,293
100,000	Tennessee State School Bond Authority (RB) 5.00%, 11/01/20	111,185
		1,225,512
Texas: 10.3%
50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	54,283
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	351,828
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	55,880
	Austin Independent School District, Series B (GO)
295,000	5.00%, 08/01/19	314,851
250,000	5.00%, 08/01/22	290,317
	Board of Regents of the Texas A and M University System, Series B (RB)
500,000	5.00%, 05/15/21	564,660
250,000	5.00%, 05/15/22	289,420
760,000	Board of Regents of the Texas State University System, Series A (RB) 5.00%, 03/15/22	872,077
10,000	Board of Regents of the Texas State University System, Series D (RB) 5.00%, 08/15/22	11,605
400,000	Board of Regents of University of North Texas Financing System, Series A (RB) 5.00%, 04/15/22	460,080
110,000	Central Texas Turnpike System (RB) 5.00%, 04/01/20 (c) (p)	118,984
15,000	City of Austin, Electric Utility Revenue, Series A (RB) 5.00%, 11/15/22	17,466
400,000	City of Austin, Public Improvement (GO) 5.00%, 09/01/22	465,600
500,000	City of Austin, Water & Wastewater System Revenue (RB) 5.00%, 11/15/22	584,315
900,000	City of Austin, Water & Wastewater System Revenue, Series A (RB) 5.00%, 05/15/22	1,040,202
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	318,837

See Notes to Financial Statements

92

Principal Amount		Value

Texas: (continued)
	City of Dallas (GO)
$50,000	5.00%, 02/15/19	$52,338
100,000	5.00%, 02/15/20	107,811
305,000	5.00%, 02/15/20	328,824
575,000	5.00%, 02/15/21	637,330
500,000	5.00%, 02/15/22	567,470
130,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/21	147,752
500,000	City of Dallas, Series A (GO) 5.00%, 02/15/20	539,055
150,000	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB) 5.00%, 10/01/20	166,046
500,000	City of Fort Worth, Texas General Purpose, Series A (GO) 5.00%, 03/01/23	585,685
100,000	City of Frisco (GO) 5.00%, 02/15/20	108,566
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	74,613
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	109,048
700,000	5.00%, 05/15/20	765,324
	City of Houston, Combined Utility System, First Lien, Series D (RB)
500,000	5.00%, 11/15/20	554,895
130,000	5.00%, 11/15/21	148,083
25,000	City of Houston, Series A (GO) 5.00%, 03/01/19	26,250
	City of San Antonio, Electric and Gas Revenue (RB)
160,000	5.00%, 02/01/20	173,400
50,000	5.00%, 02/01/22	57,396
65,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/21	72,665
480,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	493,901
50,000	Dallas Independent School District (GO) 5.00%, 08/15/19	53,375
100,000	Fort Worth Independent School District (GO) 5.00%, 02/15/22	115,058
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	75,004
	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB)
35,000	5.00%, 11/15/19	37,572
1,150,000	5.00%, 11/15/20	1,267,219
	Houston Independent School District (GO)
500,000	5.00%, 02/15/21	560,000
530,000	5.00%, 02/15/22	609,092
Principal Amount		Value

Texas: (continued)
	Houston Independent School District Public Facility Corp. (RB)
$100,000	5.00%, 09/15/19	$107,157
120,000	5.00%, 09/15/20	132,643
350,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/23	410,854
70,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	73,513
115,000	Lewisville Independent School District, Series A (GO) 5.00%, 08/15/19	122,761
55,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/19	59,220
70,000	North Texas Municipal Water District Water System Revenue (RB) 5.00%, 09/01/20	77,380
155,000	North Texas Tollway Authority (RB) 5.00%, 01/01/20	167,403
470,000	Northeast Independent School District (GO) 5.00%, 08/01/21	532,468
440,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	444,919
75,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	75,783
565,000	Northwest Independent School District (GO) 5.00%, 02/15/23	663,237
	Plano Independent School District (GO)
25,000	5.00%, 02/15/19	26,232
600,000	5.00%, 02/15/22	688,734
150,000	San Antonio Independent School District (GO) 5.00%, 02/15/21	168,053
	San Antonio Water System, Junior Lien, Series A (RB)
100,000	5.00%, 05/15/19	105,877
90,000	5.00%, 05/15/20	98,447
1,000,000	Spring Branch Independent School District (GO) 5.00%, 02/01/21	1,118,950
560,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	610,898
1,000,000	Texas Municipal Gas Acquisition and Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,120,240
840,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	885,343
20,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	21,091

See Notes to Financial Statements

93

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$500,000	Texas Transportation Commission, State Highway, First Tier (RB) 5.00%, 10/01/19	$535,740
295,000	Texas Transportation Commission, State Highway, First Tier, Series A (RB) 5.00%, 04/01/20	321,441
	Texas Transportation Commission, State Mobility Fund (GO)
200,000	5.00%, 10/01/19	214,572
700,000	5.00%, 10/01/20	775,516
	Trinity River Authority Central Regional Wastewater System Revenue (RB)
500,000	3.00%, 08/01/22	534,710
300,000	5.00%, 08/01/19	320,241
540,000	University of Texas System, Series D (RB) 5.00%, 08/15/21	612,927
		25,270,527
Utah: 0.4%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
125,000	5.00%, 07/01/18 (c)	128,223
260,000	5.00%, 07/01/18 (c)	266,721
35,000	5.00%, 07/01/19	37,130
385,000	Utah Transit Authority (RB) 5.00%, 06/15/22	441,761
		873,835
Virginia: 1.4%
240,000	City of Alexandria, Virginia, Series C (GO) (SAW) 5.00%, 07/01/23	285,014
255,000	Fairfax County, Series A (GO) (SAW) 5.00%, 10/01/21 (c)	290,993
60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	63,262
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
500,000	5.00%, 02/01/19	524,080
545,000	5.00%, 02/01/22	625,616
20,000	5.00%, 02/01/23	23,442
150,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/21	167,843
	Virginia Commonwealth Transportation Board, Series A (RB)
55,000	5.00%, 03/15/21	61,706
25,000	5.00%, 09/15/22	29,094
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	206,301
Principal Amount		Value

Virginia: (continued)
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
$500,000	5.00%, 05/15/20	$547,320
100,000	5.00%, 05/15/21	112,709
20,000	Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/22	23,225
500,000	Virginia Resources Authority, Clean Water State Revolving, Series B (RB) 5.00%, 10/01/21	570,780
		3,531,385
Washington: 1.9%
25,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 11/01/22	29,277
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	31,449
460,000	Lake Washington School District No. 414 King County (GO) (SBG) 5.00%, 12/01/18	479,164
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	58,402
90,000	State of Washington (GO) 5.00%, 02/01/23	105,488
	State of Washington Federal Highway Grant Anticipation, Series C (RB)
110,000	5.00%, 09/01/19	117,503
470,000	5.00%, 09/01/20	518,166
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
900,000	5.00%, 07/01/22	1,041,804
1,660,000	5.00%, 07/01/23	1,961,456
75,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 07/01/20	82,387
320,000	State of Washington, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	340,298
		4,765,394
Wisconsin: 0.8%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	610,127
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	112,160
200,000	State of Wisconsin, Clean Water Revenue, Series 2 (GO) 5.00%, 05/01/19	211,552
	State of Wisconsin, Series 1 (GO)
230,000	5.00%, 05/01/20	251,319
500,000	5.00%, 11/01/22	583,425
275,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/19	290,884
		2,059,467
Total Municipal Bonds (Cost: $241,337,505)		241,162,769

See Notes to Financial Statements

94

Number of Shares		Value

MONEY MARKET FUND: 1.8% (Cost: $4,375,366)
4,375,366	Dreyfus Government Cash Management Fund – Institutional Shares	$4,375,366
Total Investments: 99.6% (Cost: $245,712,871)		245,538,135
Other assets less liabilities: 0.4%		902,839
NET ASSETS: 100.0%		$246,440,974

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	7.5%	$18,350,479
Health Care	4.4	10,812,670
Housing	0.1	149,222
Industrial Revenue	0.7	1,752,323
Leasing	7.1	17,497,805
Local	17.3	42,428,847
Power	5.1	12,453,277
Solid Waste/Resource Recovery	0.0	17,283
Special Tax	11.2	27,535,674
State	26.1	64,066,590
Tobacco	0.6	1,594,664
Transportation	11.6	28,571,061
Water & Sewer	6.5	15,932,874
Money Market Fund	1.8	4,375,366
	100.0%	$245,538,135

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$241,162,769	$—	$241,162,769
Money Market Fund	4,375,366	—	—	4,375,366
Total	$4,375,366	$241,162,769	$—	$245,538,135

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

95

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Number
of Shares		Value

CLOSED-END FUNDS: 99.8%
87,566	AllianceBernstein National Municipal Income Fund, Inc.	$1,191,773
46,925	BlackRock Investment Quality Municipal Trust, Inc.	685,574
35,489	BlackRock Long-Term Municipal Advantage Trust	423,739
127,921	BlackRock Muni Intermediate Duration Fund, Inc.	1,793,452
56,025	BlackRock MuniAssets Fund, Inc.	837,013
34,112	BlackRock Municipal 2018 Term Trust	511,339
42,973	BlackRock Municipal 2020 Term Trust	659,206
194,601	BlackRock Municipal 2030 Target Term Trust	4,327,926
27,916	BlackRock Municipal Bond Trust	423,207
70,594	BlackRock Municipal Income Quality Trust	1,009,494
95,800	BlackRock Municipal Income Trust	1,347,906
43,362	BlackRock Municipal Income Trust II	623,112
55,527	BlackRock MuniEnhanced Fund, Inc.	652,442
25,981	BlackRock MuniHoldings Fund, Inc.	431,025
79,196	BlackRock MuniHoldings Investment Quality Fund	1,184,772
48,032	BlackRock MuniHoldings Quality Fund II, Inc.	658,999
34,276	BlackRock MuniHoldings Quality Fund, Inc.	457,242
39,170	BlackRock MuniVest Fund II, Inc.	595,776
136,044	BlackRock MuniVest Fund, Inc.	1,311,464
86,393	BlackRock MuniYield Fund, Inc.	1,238,876
21,727	BlackRock MuniYield Investment Fund	332,423
59,655	BlackRock MuniYield Quality Fund II, Inc.	772,532
143,994	BlackRock MuniYield Quality Fund III, Inc.	2,025,996
65,469	BlackRock MuniYield Quality Fund, Inc.	1,002,330
73,195	Deutsche Municipal Income Trust	869,557
55,342	Dreyfus Municipal Bond Infrastructure Fund, Inc.	718,339
54,739	Dreyfus Municipal Income, Inc.	491,556
91,960	Dreyfus Strategic Municipal Bond Fund, Inc.	773,384
114,364	Dreyfus Strategic Municipals, Inc.	992,680
207,591	Eaton Vance Municipal Bond Fund	2,605,267
30,545	Eaton Vance Municipal Bond Fund II	371,733
28,425	Eaton Vance Municipal Income 2028 Term Trust	570,490
64,364	Eaton Vance Municipal Income Trust	806,481
27,740	Eaton Vance National Municipal Opportunities Trust	606,119
121,127	Invesco Advantage Municipal Income Trust II	1,360,644
86,115	Invesco Municipal Income Opportunities Trust	673,419
180,625	Invesco Municipal Opportunity Trust	2,265,037
164,937	Invesco Municipal Trust	2,028,725
159,051	Invesco Quality Municipal Income Trust	1,972,232
146,648	Invesco Trust for Investment Grade Municipals	1,906,424
143,930	Invesco Value Municipal Income Trust	2,114,332
59,347	MainStay Defined Term Municipal Opportunities Fund	1,144,210
Number
of Shares		Value

CLOSED-END FUNDS: (continued)
84,264	MFS High Income Municipal Trust	$450,812
109,586	MFS Municipal Income Trust	762,719
40,099	Neuberger Berman Intermediate Municipal Fund, Inc.	598,277
524,851	Nuveen AMT-Free Municipal Credit Income Fund	7,961,990
27,732	Nuveen AMT-Free Municipal Value Fund	476,158
590,223	Nuveen AMT-Free Quality Municipal Income Fund	8,009,326
65,605	Nuveen Enhanced Municipal Value Fund	936,839
125,540	Nuveen Intermediate Duration Municipal Term Fund	1,634,531
39,229	Nuveen Intermediate Duration Quality Municipal Term Fund	515,469
422,839	Nuveen Municipal Credit Income Fund	6,346,813
130,826	Nuveen Municipal High Income Opportunity Fund	1,770,076
442,263	Nuveen Municipal Value Fund, Inc.	4,475,702
573,795	Nuveen Quality Municipal Income Fund	7,952,799
52,860	Nuveen Select Tax-Free Income 2 Portfolio	738,983
39,107	Nuveen Select Tax-Free Income 3 Portfolio	583,476
48,797	Nuveen Select Tax-Free Income Portfolio	715,364
39,385	PIMCO Municipal Income Fund	519,094
94,280	PIMCO Municipal Income Fund II	1,231,297
50,659	PIMCO Municipal Income Fund III	590,177
63,336	Pioneer Municipal High Income Advantage Trust	722,664
68,563	Pioneer Municipal High Income Trust	804,930
146,862	Putnam Managed Municipal Income Trust	1,091,185
113,811	Putnam Municipal Opportunities Trust	1,415,809
90,456	Western Asset Managed Municipals Fund, Inc.	1,266,384
18,817	Western Asset Municipal Defined Opportunity Trust, Inc.	412,092
62,621	Western Asset Municipal High Income Fund, Inc.	469,031
26,533	Western Asset Municipal Partners Fund, Inc.	402,240
Total Closed-End Funds (Cost: $103,196,921)		99,622,484
MONEY MARKET FUND: 0.1% (Cost: $109,074)
109,074	Dreyfus Government Cash Management Fund – Institutional Shares	109,074
Total Investments: 99.9% (Cost: $103,305,995)		99,731,558
Other assets less liabilities: 0.1%		62,697
NET ASSETS: 100.0%		$99,794,255

See Notes to Financial Statements

96

Summary of Investments by Sector	% of Investments	Value
Financial	99.9%	$99,622,484
Money Market Fund	0.1	109,074
	100.0%	$99,731,558

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$99,622,484	$—	$—	$99,622,484
Money Market Fund	109,074	—	—	109,074
Total	$99,731,558	$—	$—	$99,731,558

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

97

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.0%
Alabama: 1.4%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 12/01/17 (c)	$747,056
2,250,000	6.45%, 12/01/17 (c)	2,256,210
2,750,000	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB) 6.00%, 06/01/26 (c)	3,074,032
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 12/01/17 (c)	1,390,158
485,000	5.00%, 12/01/17 (c)	468,893
680,000	5.25%, 12/01/17 (c)	680,612
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,516,050
8,000,000	6.50%, 10/01/23 (c)	9,559,120
	County of Jefferson, Alabama Sewer Revenue, Series E (RB)
45,000	0.00%, 10/01/23 (c) ^	13,733
100,000	0.00%, 10/01/23 (c) ^	36,154
1,275,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 12/01/17 (c)	1,225,963
		29,967,981
Alaska: 0.5%
	Northern Tobacco Securitization Corp., Series A (RB)
20,000	4.63%, 11/16/17 (c)	20,571
5,580,000	5.00%, 11/16/17 (c)	5,348,988
4,680,000	5.00%, 11/16/17 (c)	4,584,949
1,520,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 11/16/17 (c) ^	143,138
		10,097,646
American Samoa: 0.0%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	999,960
Arizona: 1.7%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	214,330
350,000	5.00%, 02/01/21	384,356
930,000	5.00%, 02/01/22 (c)	1,009,413
730,000	5.00%, 02/01/22 (c)	783,560
310,000	5.00%, 02/01/22 (c)	330,079
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
300,000	5.10%, 12/01/17 (c)	300,366
3,510,000	5.20%, 12/01/17 (c)	3,509,930
Principal
Amount		Value

Arizona: (continued)
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
$2,000,000	6.00%, 07/01/27 (c)	$2,142,140
2,000,000	6.00%, 07/01/27 (c)	2,166,000
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	263,663
500,000	5.25%, 07/01/26 (c)	526,630
500,000	5.38%, 07/01/26 (c)	529,230
335,000	Arizona Industrial Development Authority, Basis School Project, Series D (RB) 5.00%, 07/01/27 (c)	345,077
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	514,960
1,000,000	5.00%, 07/01/25 (c)	1,032,700
1,500,000	5.00%, 07/01/25 (c)	1,568,850
500,000	5.00%, 07/01/25 (c)	516,680
675,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	674,986
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	793,275
	Industrial Development Authority of the County of Pima (RB)
250,000	5.25%, 07/01/26 (c)	217,930
250,000	5.38%, 07/01/26 (c)	209,393
250,000	5.50%, 07/01/26 (c)	207,213
295,000	6.00%, 07/01/20 (c)	259,267
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	776,070
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	422,808
	Salt Verde Financial Corp. (RB)
5,440,000	5.00%, 12/01/32	6,596,762
5,880,000	5.00%, 12/01/37	7,192,357
290,000	5.25%, 12/01/23	338,998
305,000	5.25%, 12/01/24	361,068
265,000	5.25%, 12/01/25	315,877
215,000	5.25%, 12/01/27	259,511
240,000	5.25%, 12/01/28	291,086
310,000	5.50%, 12/01/29	384,837
1,000,000	Tempe Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,069,530

See Notes to Financial Statements

98

Principal
Amount		Value

Arizona: (continued)
$1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	$841,580
		37,350,512
Arkansas: 0.0%
	Pulaski County Public Facilities Board, Carti Project (RB)
155,000	5.25%, 07/01/23 (c)	155,138
735,000	5.50%, 07/01/23 (c)	723,042
		878,180
California: 15.7%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,050,000	5.00%, 10/01/26 (c)	2,335,852
7,000,000	5.00%, 10/01/26 (c)	7,958,650
5,000,000	5.00%, 10/01/26 (c)	5,734,800
1,650,000	5.00%, 10/01/26 (c)	1,885,587
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	510,815
750,000	4.00%, 09/01/23 (c)	769,635
200,000	4.00%, 09/01/23 (c)	207,378
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	300,789
1,250,000	5.25%, 03/01/26 (c)	1,305,625
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 12/01/17 (c)	30,310
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 11/16/17 (c)	104,991
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	27,882
	California County Tobacco Securitization Agency, Series A (RB)
15,000	5.00%, 11/16/17 (c)	15,000
4,115,000	5.00%, 11/16/17 (c)	4,033,852
1,200,000	5.45%, 12/01/18 (c)	1,222,644
3,555,000	5.60%, 12/01/18 (c)	3,623,505
8,190,000	5.70%, 12/01/18 (c)	8,220,958
23,250,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 11/16/17 (c) ^	1,663,305
14,250,000	California County Tobacco Securitization Agency, Series D (RB) 0.00%, 11/16/17 (c) ^	615,030
Principal
Amount		Value

California: (continued)
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
$150,000	5.00%, 12/01/17 (c)	$150,108
1,120,000	5.13%, 12/01/17 (c)	1,120,011
2,000,000	5.25%, 12/01/17 (c)	1,999,940
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	256,928
80,000	4.25%, 11/15/22 (c)	84,872
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	551,980
1,000,000	6.13%, 11/01/23 (c)	1,169,160
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	63,322
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
1,095,000	4.00%, 02/01/27 (c)	1,118,751
500,000	4.25%, 02/01/25 (c)	520,870
800,000	5.00%, 02/01/25 (c)	888,624
280,000	5.00%, 02/01/27 (c)	318,133
500,000	5.00%, 02/01/27 (c)	566,815
750,000	5.00%, 02/01/27 (c)	838,927
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	291,668
200,000	5.00%, 07/01/27 (c)	234,616
485,000	5.75%, 07/01/20 (c)	542,948
1,150,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	1,294,371
330,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	343,949
230,000	California Municipal Finance Authority, Northbay Healthcare Group (RB) 5.25%, 11/01/26 (c)	258,571
1,000,000	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	1,130,780
500,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 5.00%, 07/01/26 (c)	516,655
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	904,935
930,000	7.00%, 06/01/22 (c)	1,078,205

See Notes to Financial Statements

99

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
$1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	$1,623,075
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	1,013,990
	California Pollution Control Financing Authority (RB)
500,000	7.50%, 07/01/22 (c)	531,975
1,435,000	8.00%, 07/01/27 (c)	1,586,392
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	439,956
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
4,150,000	5.00%, 07/01/27 (c)	4,524,869
300,000	5.00%, 07/01/27 (c)	325,587
385,000	5.00%, 07/01/27 (c)	424,728
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	253,548
250,000	5.25%, 06/01/26 (c)	254,830
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,082,110
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,915,000	5.50%, 12/01/17 (c)	1,915,038
325,000	5.75%, 12/01/17 (c)	325,774
3,210,000	5.75%, 12/01/17 (c)	3,210,225
2,410,000	5.75%, 12/01/17 (c)	2,410,795
35,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 12/01/17 (c)	35,083
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25	87,006
125,000	6.50%, 06/01/25 (c)	106,091
90,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	98,518
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	84,897
Principal
Amount		Value

California: (continued)
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
$1,100,000	5.00%, 06/01/26 (c)	$1,259,049
350,000	5.00%, 06/01/26 (c)	402,028
3,535,000	5.00%, 06/01/26 (c)	3,834,945
800,000	5.00%, 06/01/26 (c)	875,224
5,940,000	5.25%, 12/01/24 (c)	6,598,568
4,655,000	5.25%, 12/01/24 (c)	5,088,567
2,000,000	5.25%, 12/01/24 (c)	2,266,000
7,460,000	5.50%, 12/01/24 (c)	8,211,446
	California Statewide Communities Development Authority, Series A (RB)
8,350,000	5.00%, 06/01/26 (c)	8,980,091
11,150,000	5.25%, 06/01/26 (c)	12,145,026
1,010,000	California Statewide Communities Development Authority, Series L (RB) 4.90%, 07/20/19 (c)	1,059,429
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,092,580
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 11/16/17 (c) ^	1,043,740
7,350,000	0.00%, 11/16/17 (c) ^	1,114,480
77,000,000	0.00%, 12/01/17 (c) ^	2,674,980
3,175,000	6.00%, 12/01/17 (c)	3,175,667
900,000	6.00%, 12/01/17 (c)	900,189
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 12/01/17 (c)	120,071
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,408
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	275,120
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,014,840
1,800,000	4.00%, 09/01/23 (c)	1,814,598
250,000	4.00%, 09/01/23 (c)	260,380
230,000	4.00%, 09/01/23 (c)	243,503
250,000	4.00%, 09/01/23 (c)	263,498
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	824,842
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	137,760
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	113,054

See Notes to Financial Statements

100

Principal
Amount		Value

California: (continued)
$995,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	$1,094,978
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	497,305
155,000	5.00%, 09/01/27 (c)	175,155
135,000	5.00%, 09/01/27 (c)	151,953
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	218,236
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	261,029
1,070,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,169,852
25,000	County of Sacramento (CP) (AMBAC) 4.75%, 12/01/17 (c)	25,071
	County of Sacramento, Community Facilities District No. 2005-2 (ST)
500,000	5.00%, 09/01/26 (c)	553,325
350,000	5.00%, 09/01/26 (c)	387,328
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,440,712
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,164,380
2,500,000	6.00%, 01/15/24 (c)	2,954,050
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
370,000	5.00%, 07/15/19 (c) (p)	389,503
1,000,000	6.00%, 01/15/24 (c)	1,179,130
6,525,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,419,186
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,200,460
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
6,665,000	5.00%, 11/16/17 (c)	6,643,272
2,000,000	5.00%, 06/01/22	2,283,000
2,500,000	5.00%, 06/01/23	2,894,125
2,550,000	5.00%, 06/01/25	2,991,532
400,000	5.00%, 06/01/27	474,228
16,410,000	5.13%, 11/16/17 (c)	16,212,752
29,955,000	5.75%, 11/16/17 (c)	29,954,401
14,585,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	14,723,266
Principal
Amount		Value

California: (continued)
$73,235,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B (RB) 0.00%, 11/16/17 (c) ^	$9,505,171
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	243,310
	Inland Empire Tobacco Securitization Authority (RB)
36,500,000	0.00%, 11/16/17 (c) ^	915,055
100,000	0.00%, 11/16/17 (c) ^	5,202
9,250,000	0.00%, 11/16/17 (c) ^	1,250,692
4,690,000	Inland Empire Tobacco Securitization Authority, Series A (RB) 4.63%, 11/16/17 (c)	4,691,782
775,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	813,471
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,122,040
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	556,750
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	55,872
	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
320,000	5.00%, 11/15/29	378,918
565,000	5.00%, 11/15/35	678,475
2,670,000	5.50%, 11/15/32	3,332,908
490,000	5.50%, 11/15/37	625,343
2,905,000	Long Beach Bond Finance Authority, Series A (RB) 5.50%, 11/15/30	3,598,540
1,500,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	2,131,215
1,680,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	2,135,549
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	889,812
3,850,000	6.50%, 11/01/39	5,470,118
3,105,000	7.00%, 11/01/34	4,448,378
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	1,043,750
465,000	5.25%, 08/15/25 (c)	523,051
	Palomar Health (RB)
500,000	5.00%, 11/01/26 (c)	557,050
250,000	5.00%, 11/01/26 (c)	284,310
365,000	Palomar Pomerado Health Certificates of Participation (CP) 6.00%, 11/01/20 (c)	392,689
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	121,603

See Notes to Financial Statements

101

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	$1,103,000
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	832,402
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	184,849
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,210,990
3,120,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,630,588
	San Joaquin Hills Transportation Corridor Agency (RB)
3,780,000	5.00%, 01/15/25 (c)	4,155,732
1,750,000	5.00%, 01/15/25 (c)	1,933,347
2,300,000	5.00%, 01/15/25 (c)	2,581,635
500,000	5.00%, 01/15/25 (c)	575,150
200,000	5.25%, 01/15/25 (c)	218,772
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	552,245
500,000	5.00%, 03/01/26 (c)	554,910
	Silicon Valley Tobacco Securitization Authority (RB)
27,750,000	0.00%, 11/16/17 (c) ^	1,085,302
16,515,000	0.00%, 11/16/17 (c) ^	849,862
9,000,000	0.00%, 12/01/17 (c) ^	3,210,840
13,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 11/16/17 (c) ^	1,760,706
1,010,000	Thousand Oaks, California Community Facilities District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,079,084
8,000,000	Tobacco Securitization Authority of Northern California (RB) 0.00%, 11/16/17 (c) ^	749,920
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,040,000	5.38%, 11/16/17 (c)	2,039,980
6,025,000	5.50%, 11/16/17 (c)	6,024,819
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 11/16/17 (c)	5,472,292
7,425,000	5.13%, 11/16/17 (c)	7,437,697
10,940,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 11/16/17 (c) ^	1,027,375
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	110,336
100,000	5.00%, 09/01/25 (c)	111,059
Principal Amount		Value

California: (continued)
$750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	$823,672
600,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	635,214
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,727,200
665,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	664,521
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	488,922
		341,056,021
Colorado: 1.8%
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,046,030
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	514,030
500,000	5.00%, 12/01/22 (c)	519,165
500,000	5.00%, 12/01/22 (c)	544,245
500,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	542,510
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,074,413
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
1,000,000	5.00%, 07/01/26 (c)	1,016,810
500,000	5.00%, 07/01/26 (c)	513,770
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
335,000	4.50%, 12/01/17 (c)	335,449
960,000	5.00%, 07/01/19 (c)	987,898
150,000	5.00%, 02/01/21 (c)	163,286
230,000	5.00%, 02/01/21 (c)	240,060
245,000	5.25%, 07/01/19 (c)	259,036
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	383,443
690,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	720,291
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
1,000,000	5.00%, 06/01/27 (c)	1,104,030
250,000	5.00%, 06/01/27 (c)	279,000

See Notes to Financial Statements

102

Principal Amount		Value

Colorado: (continued)
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
$950,000	5.20%, 12/01/17 (c)	$950,570
1,700,000	5.30%, 12/01/17 (c)	1,700,034
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB) 5.75%, 11/01/25 (c)	985,940
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,500,000	7.00%, 06/01/22 (c) (d) *	1,049,055
1,000,000	6.75%, 06/01/22 (c) (d) *	699,500
1,150,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,212,422
2,190,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	2,348,928
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	272,080
250,000	5.00%, 12/31/24 (c)	272,575
1,035,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	1,244,629
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	529,100
500,000	5.75%, 12/01/20 (c)	528,005
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	280,603
1,000,000	5.00%, 12/01/26 (c)	1,146,790
	Dominion Water and Sanitation District (RB)
1,500,000	5.75%, 12/01/21 (c)	1,570,290
500,000	6.00%, 12/01/21 (c)	521,920
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	265,410
310,000	5.50%, 12/01/22 (c)	332,354
250,000	5.50%, 12/01/22 (c)	271,745
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	504,320
500,000	6.00%, 12/15/23 (c)	504,285
	Park Creek Metropolitan District, Series A (RB)
1,500,000	5.00%, 12/01/25 (c)	1,614,450
650,000	5.00%, 12/01/25 (c)	712,816
345,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	442,928
6,245,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	8,796,769
Principal Amount		Value

Colorado: (continued)
$1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	$1,010,050
		40,011,034
Connecticut: 0.4%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 11/13/17 (c)	628,702
	City of Hartford, Series A (GO)
435,000	5.00%, 04/01/20	424,138
475,000	5.00%, 04/01/23 (c)	451,255
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
616,000	7.00%, 04/01/20 (c)	659,268
1,500,000	7.88%, 04/01/20 (c)	1,634,205
940,000	Hartford Stadium Authority (RB) 4.00%, 02/01/25 (c)	544,542
	Mohegan Tribe of Indians of Connecticut, Series C (RB)
700,000	4.75%, 02/01/20	705,474
250,000	5.75%, 02/01/24	267,398
1,000,000	6.25%, 02/01/26 (c)	1,065,460
195,000	State of Connecticut, Health and Educational Facilities Authority, Series I (RB) 4.50%, 07/01/20 (c)	206,833
	State of Connecticut, Health and Educational Facilities Authority, Series J (RB)
500,000	4.50%, 07/01/22 (c)	525,810
100,000	5.00%, 07/01/22 (c)	108,301
	Town of Hamden, Connecticut, Series A (RB)
455,000	7.63%, 01/01/20 (c)	480,025
2,000,000	7.75%, 01/01/20 (c)	2,095,800
		9,797,211
Delaware: 0.0%
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	284,298
	Delaware State Economic Development Authority, Series A (RB)
500,000	5.00%, 06/01/26 (c)	504,495
250,000	5.00%, 06/01/26 (c)	256,303
		1,045,096
District of Columbia: 1.9%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
$36,000,000	0.00%, 11/16/17 (c) ^	3,369,960
56,785,000	0.00%, 12/01/17 (c) ^	8,284,931
14,000	6.50%, 05/15/33	15,779
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,044,360
250,000	5.00%, 07/01/24 (c)	265,738
250,000	5.00%, 07/01/24 (c)	269,863

See Notes to Financial Statements

103

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

District of Columbia: (continued)
$4,010,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	$4,126,330
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 12/01/17 (c)	1,000,060
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,149,197
395,000	5.00%, 10/01/22 (c)	403,256
675,000	5.00%, 10/01/22 (c)	681,993
985,000	6.25%, 04/01/21 (c)	1,061,416
1,525,000	6.50%, 04/01/21 (c)	1,642,959
1,450,000	6.50%, 04/01/21 (c)	1,570,886
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,218,625
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
705,000	0.00%, 10/01/37 ^	317,264
1,880,000	5.00%, 04/01/22 (c)	1,999,098
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
25,020,000	0.00%, 10/01/37 ^	11,571,500
245,000	6.50%, 10/01/28 (c) (e)	295,475
		40,288,690
Florida: 3.9%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,747,248
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,755,981
1,000,000	8.13%, 11/15/21 (c)	1,140,720
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,437,501
500,000	Capital Trust Agency, Inc., Educational Facilities (RB) 5.25%, 06/15/27 (c)	488,225
500,000	Capital Trust Agency, Inc., Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	512,115
1,000,000	Capital Trust Agency, Inc., Tuscan Gardens of Palm Cost Project, Series A (RB) 7.00%, 04/01/24 (c)	978,710
Principal
Amount		Value

Florida: (continued)
$2,220,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	$2,197,534
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
1,310,000	4.00%, 06/01/25 (c)	1,325,353
300,000	5.00%, 06/01/25 (c)	324,741
2,500,000	5.00%, 06/01/25 (c)	2,718,225
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	476,221
5,040,000	5.00%, 12/01/25 (c)	5,428,181
100,000	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB) 8.13%, 05/15/24 (c)	111,290
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 12/01/17 (c)	350,515
1,660,000	5.88%, 12/01/17 (c)	1,660,448
1,640,000	5.88%, 12/01/17 (c)	1,640,820
55,000	County of Brevard, Florida Tuff Florida Tech Project (RB) 6.75%, 11/01/19 (c)	57,585
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
240,000	5.00%, 10/01/23 (c)	265,966
65,000	5.38%, 10/01/23 (c)	74,025
175,000	6.00%, 10/01/23 (c)	209,004
2,460,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,855,691
1,135,000	County of Miami-Dade, Industrial Development Authority, Series A (RB) 5.00%, 06/01/25 (c)	1,107,170
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	973,340
500,000	6.00%, 06/15/27 (c)	506,885
1,000,000	6.13%, 06/15/27 (c)	1,013,330
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	359,518
450,000	5.88%, 06/15/24 (c)	444,101
695,000	6.00%, 06/15/24 (c)	673,420
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,076,430
500,000	6.00%, 06/15/25 (c)	533,300
585,000	6.13%, 06/15/25 (c)	615,642
2,850,000	7.63%, 06/15/21 (c)	3,179,488

See Notes to Financial Statements

104

Principal Amount		Value

Florida: (continued)
	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB)
$1,000,000	7.00%, 06/01/22 (c)	$812,180
1,000,000	7.00%, 06/01/22 (c)	812,550
	Halifax Hospital Medical Center (RB)
550,000	3.75%, 06/01/26 (c)	539,006
125,000	4.00%, 06/01/25 (c)	126,713
845,000	4.00%, 06/01/26 (c)	852,318
500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	486,540
85,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	87,957
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,130,000	5.25%, 12/01/17 (c)	2,132,045
3,500,000	5.38%, 12/01/17 (c)	3,500,560
1,475,000	5.75%, 06/15/22 (c)	1,486,770
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 12/01/17 (c)	294,873
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	539,105
390,000	4.25%, 11/15/24 (c)	396,880
100,000	5.13%, 11/15/21 (c)	108,060
800,000	5.50%, 11/15/21 (c)	893,872
1,250,000	5.50%, 11/15/21 (c)	1,371,437
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,960,179
925,000	5.00%, 11/15/24 (c)	994,134
1,910,000	5.00%, 11/15/24 (c)	2,068,702
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	265,413
	Miami-Dade County Industrial Development Authority (RB)
1,735,000	5.00%, 06/01/25 (c)	1,725,631
500,000	5.00%, 06/01/25 (c)	520,870
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	555,820
500,000	5.00%, 10/01/25 (c)	561,355
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,098,530
735,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	764,731
Principal Amount		Value

Florida: (continued)
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
$2,235,000	4.25%, 05/01/23 (c)	$2,325,406
1,480,000	5.00%, 05/01/23 (c)	1,563,605
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	210,550
200,000	5.00%, 08/01/27 (c)	212,184
1,250,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	727,937
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,802,884
1,500,000	5.00%, 05/15/23 (c)	1,585,635
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,822,395
200,000	Palm Cost park Community Development District (SA) 5.70%, 12/01/17 (c)	199,068
	Sarasota County Health Facilities Authority (RB)
2,055,000	5.75%, 12/01/17 (c)	2,056,665
1,785,000	5.75%, 12/01/17 (c)	1,786,624
400,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	436,924
865,000	Sumter County, Florida Village Community Development District No. 9, (SA) 5.50%, 05/01/22 (c)	943,179
400,000	Town of Davie, Florida, Series A (RB) 6.00%, 04/01/23 (c)	463,004
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	254,143
2,500,000	3.63%, 05/01/26 (c)	2,483,975
2,500,000	3.88%, 05/01/26 (c)	2,412,550
		84,481,682
Georgia: 0.9%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 12/01/17 (c)	15,006
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
2,000,000	6.75%, 01/01/28 (c)	2,057,500
2,500,000	7.00%, 01/01/28 (c)	2,599,925
250,000	Cobb County Development Authority, Series A (RB) 6.00%, 07/01/23 (c)	231,063

See Notes to Financial Statements

105

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Georgia: (continued)
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
$1,000,000	5.25%, 09/01/20	$1,072,020
200,000	6.00%, 09/01/20 (c)	219,408
2,100,000	6.13%, 09/01/20 (c)	2,282,679
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	504,205
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	605,238
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	261,830
500,000	5.88%, 06/15/27 (c)	522,950
1,000,000	6.00%, 06/15/27 (c)	1,034,860
	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB)
320,000	5.50%, 09/15/23	374,573
10,000	5.50%, 09/15/27	11,980
200,000	Main Street Natural Gas, Inc. Gas Project, Series B (RB) 5.00%, 03/15/21	220,346
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	526,950
750,000	5.00%, 11/01/27 (c)	837,142
	Private Colleges and Universities Authority, Savannah College of Art and Design Projects (RB)
1,200,000	4.13%, 04/01/24 (c)	1,210,404
5,405,000	5.00%, 04/01/24 (c)	5,892,963
		20,481,042
Guam: 0.6%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,072,430
200,000	6.25%, 10/01/23 (c)	227,998
	Government of Guam, Series A (RB)
620,000	5.00%, 12/01/26 (c)	680,996
75,000	6.00%, 11/15/19	77,875
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 11/16/17 (c)	1,068,331
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,157,728
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,364,125
Principal Amount		Value

Guam: (continued)
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
$1,375,000	5.00%, 07/01/26 (c)	$1,473,725
500,000	5.25%, 07/01/23 (c)	546,190
355,000	5.50%, 07/01/20 (c)	377,543
3,530,000	5.50%, 07/01/23 (c)	3,904,992
355,000	5.63%, 07/01/20 (c)	376,612
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	359,459
250,000	5.50%, 10/01/20 (c)	262,808
		12,950,812
Hawaii: 0.4%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 12/01/17 (c)	1,380,069
1,545,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 12/01/17 (c)	1,549,635
	State of Hawaii Department of Budget and Finance, Series A (RB)
500,000	5.00%, 01/01/25 (c)	484,090
1,400,000	6.25%, 07/01/23 (c)	1,491,784
2,085,000	6.63%, 07/01/23 (c)	2,229,991
2,000,000	6.88%, 07/01/23 (c)	2,132,000
		9,267,569
Idaho: 0.3%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	403,196
1,135,000	5.00%, 09/01/26 (c)	1,216,936
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
2,000,000	8.00%, 10/01/24 (c)	2,165,940
1,000,000	8.13%, 10/01/24 (c)	1,086,940
2,175,000	Nez Perce County, Potlatch Corp. Project (RB) 2.75%, 10/01/24	2,161,406
		7,034,418
Illinois: 11.8%
	Chicago Board of Education, Series A (GO)
2,715,000	5.00%, 12/01/21 (c)	2,692,357
10,010,000	5.00%, 12/01/22 (c)	9,924,815
335,000	5.25%, 12/01/21 (c)	330,032
75,000	5.50%, 12/01/19	78,839
5,250,000	5.50%, 12/01/21 (c)	5,291,632
13,820,000	7.00%, 12/01/25 (c)	16,026,639
5,200,000	7.00%, 12/01/25 (c)	6,056,960
	Chicago Board of Education, Series B (GO) (AMBAC)
100,000	5.00%, 12/01/17 (c)	100,449
780,000	5.00%, 12/01/22 (c)	771,147
1,065,000	5.00%, 12/01/22 (c)	1,055,671

See Notes to Financial Statements

106

Principal Amount		Value

Illinois: (continued)
	Chicago Board of Education, Series C (GO)
$605,000	5.00%, 12/01/18 (c)	$602,804
1,660,000	5.00%, 12/01/18 (c)	1,658,539
600,000	5.00%, 12/01/18 (c)	605,376
1,060,000	5.00%, 12/01/18 (c)	1,068,045
720,000	5.25%, 12/01/18 (c)	722,066
745,000	5.25%, 12/01/18 (c)	750,252
135,000	5.25%, 12/01/18 (c)	135,753
2,345,000	5.25%, 12/01/24 (c)	2,314,726
3,935,000	5.25%, 12/01/24 (c)	3,921,188
305,000	6.00%, 12/01/24 (c)	331,694
1,590,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	1,584,149
	Chicago Board of Education, Series F (GO)
1,450,000	5.00%, 12/01/19	1,490,890
690,000	5.00%, 12/01/20 (c)	681,051
1,065,000	5.00%, 12/01/20	1,091,199
400,000	Chicago O’Hare International Airport, Senior Lien (RB) 5.50%, 01/01/23 (c)	464,724
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB) 5.00%, 06/01/21	383,240
670,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	686,737
	Chicago, Illinois, Series A (GO)
480,000	5.00%, 01/01/20 (c)	498,720
100,000	5.25%, 01/01/18 (c)	100,387
2,050,000	5.25%, 01/01/21 (c)	2,112,422
1,320,000	5.50%, 01/01/25 (c)	1,438,774
100,000	5.75%, 01/01/27 (c)	112,982
	Chicago, Illinois, Series C (GO)
1,665,000	5.00%, 01/01/19 (c)	1,696,801
300,000	5.00%, 01/01/20	316,212
1,035,000	5.00%, 01/01/22	1,123,441
525,000	5.00%, 01/01/24	578,387
430,000	5.00%, 01/01/26 (c)	458,440
380,000	5.00%, 01/01/26	421,580
	Chicago, Illinois, Series D (GO)
185,000	5.00%, 01/01/19 (c)	188,534
520,000	5.50%, 01/01/25 (c)	570,175
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	966,231
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	260,293
875,000	5.25%, 01/01/25 (c)	952,726
905,000	5.25%, 01/01/25 (c)	990,142
7,990,000	5.50%, 01/01/25 (c)	8,677,859
250,000	5.50%, 01/01/25 (c)	275,433
115,000	5.50%, 01/01/25 (c)	127,154
Principal Amount		Value

Illinois: (continued)
$1,000,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	$1,162,810
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	700,063
110,000	5.00%, 12/01/17 (c)	110,399
50,000	5.00%, 01/01/20 (c)	52,497
670,000	5.00%, 01/01/20 (c)	693,571
150,000	5.00%, 01/01/20 (c)	156,363
500,000	5.00%, 12/01/20 (c)	533,305
400,000	5.00%, 01/01/21 (c)	410,320
370,000	5.00%, 01/01/21	397,606
905,000	5.00%, 01/01/22 (c)	938,648
840,000	5.00%, 01/01/22 (c)	871,231
1,515,000	5.00%, 01/01/22 (c)	1,573,676
395,000	5.00%, 01/01/23	433,307
540,000	5.00%, 01/01/24 (c)	568,609
705,000	5.00%, 01/01/24 (c)	741,956
920,000	5.00%, 01/01/24 (c)	968,226
285,000	5.25%, 01/01/18 (c)	285,670
340,000	5.25%, 01/01/18 (c)	340,462
240,000	5.25%, 01/01/18 (c)	240,617
600,000	5.25%, 01/01/24 (c)	635,874
975,000	5.25%, 01/01/24 (c)	1,055,330
1,120,000	5.25%, 01/01/24 (c)	1,190,717
280,000	5.25%, 01/01/24 (c)	300,518
880,000	5.38%, 01/01/25 (c)	965,008
460,000	5.50%, 01/01/25 (c)	499,302
445,000	5.50%, 01/01/25 (c)	486,198
500,000	5.63%, 01/01/27 (c)	563,430
1,000,000	5.63%, 01/01/27 (c)	1,142,550
5,250,000	6.00%, 01/01/27 (c)	6,022,590
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	954,373
	City of Chicago, Series C (GO)
270,000	0.00%, 01/01/30 ^	155,833
420,000	5.00%, 01/01/19 (c)	428,215
405,000	5.00%, 01/01/19 (c)	414,789
1,175,000	5.00%, 01/01/19 (c)	1,199,193
1,800,000	5.00%, 01/01/22 (c)	1,942,794
90,000	5.00%, 01/01/22 (c)	95,363
100,000	5.00%, 01/01/22 (c)	106,559
1,760,000	5.00%, 01/01/25	1,949,429
	City of Chicago, Series D (GO)
305,000	5.00%, 01/01/19 (c)	310,999
550,000	5.50%, 01/01/25 (c)	593,455
1,000,000	5.50%, 01/01/25 (c)	1,086,090
2,635,000	5.50%, 01/01/25 (c)	2,878,948
	City of Chicago, Series E (GO)
450,000	5.50%, 01/01/25 (c)	484,398
880,000	5.50%, 01/01/25 (c)	958,038
1,000,000	City of Chicago, Waterworks Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,178,420
	City of Harvey, Series A (GO)
3,600,000	5.63%, 12/01/17 (c) (d) *	2,370,960
465,000	5.50%, 12/01/17 (c) (d) *	314,475

See Notes to Financial Statements

107

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Illinois: (continued)
$125,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	$136,741
1,020,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,103,620
150,000	Illinois Finance Authority, Admiral at Lake Project, Series B (RB) 7.38%, 11/21/17 (c)	150,423
340,000	Illinois Finance Authority, Centegra Health System (RB) 4.00%, 09/01/22 (c)	338,854
	Illinois Finance Authority, Centegra Health System, Series A (RB)
405,000	4.63%, 09/01/24 (c)	408,398
250,000	5.00%, 09/01/24 (c)	262,818
5,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 12/01/17 (c)	5,004
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
695,000	4.75%, 05/15/23 (c)	723,099
260,000	5.13%, 05/15/23 (c)	273,733
860,000	5.25%, 05/15/23 (c)	908,960
455,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 12/01/17 (c)	455,205
400,000	Illinois Finance Authority, General Health System, Series A (RB) 5.00%, 09/01/24 (c)	429,364
	Illinois Finance Authority, Institute of Technology, Series A (RB)
890,000	5.00%, 12/01/17 (c)	879,409
2,610,000	5.00%, 12/01/17 (c)	2,614,098
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	516,105
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	539,425
400,000	5.75%, 05/15/22 (c)	423,328
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,682,479
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,112,130
	Illinois Finance Authority, Presence Health Network, Series C (RB)
390,000	4.00%, 02/15/27 (c)	400,343
250,000	4.00%, 02/15/27 (c)	254,063
330,000	4.00%, 02/15/27 (c)	342,705
290,000	5.00%, 02/15/24	330,835
150,000	5.00%, 02/15/27 (c)	173,493
400,000	5.00%, 02/15/27 (c)	442,520
Principal
Amount		Value

Illinois: (continued)
	Illinois Finance Authority, Roosevelt University Project (RB)
$305,000	5.75%, 10/01/19 (c)	$324,703
1,390,000	6.25%, 10/01/19 (c)	1,488,676
2,855,000	6.50%, 10/01/19 (c)	3,048,769
100,000	6.50%, 10/01/19 (c)	106,336
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	250,705
525,000	5.00%, 08/15/25 (c)	563,062
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
460,000	5.75%, 02/15/20 (c)	506,938
270,000	6.00%, 02/15/20 (c)	299,068
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
2,800,000	8.00%, 05/15/20 (c)	3,083,864
755,000	8.00%, 05/15/20 (c)	833,271
880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	930,266
6,490,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	6,030,508
	Illinois Sports Facilities Authority (RB) (AMBAC)
230,000	0.00%, 06/15/26 ^	167,684
1,000,000	5.00%, 06/15/24 (c)	1,117,320
175,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	181,102
790,000	Illinois State, Series B (GO) 5.25%, 01/01/21	845,703
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
7,210,000	5.00%, 06/15/22 (c)	7,319,448
3,115,000	5.00%, 12/15/25 (c)	3,109,673
525,000	5.50%, 06/15/20 (c)	542,524
1,400,000	5.50%, 12/15/25 (c)	1,541,246
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,000,000	0.00%, 12/15/41 ^	263,920
250,000	0.00%, 12/15/50 ^	38,243
1,250,000	0.00%, 12/15/51 ^	180,075
1,250,000	5.00%, 12/15/20	1,344,350
1,315,000	5.00%, 06/15/22 (c)	1,444,883
510,000	5.00%, 06/15/22 (c)	509,138
3,605,000	5.00%, 06/15/22 (c)	3,862,253
310,000	5.00%, 12/15/22	342,776
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
5,010,000	5.00%, 06/15/20 (c)	5,039,008
230,000	5.20%, 06/15/20 (c)	233,130
2,325,000	5.25%, 06/15/20 (c)	2,359,480

See Notes to Financial Statements

108

Principal
Amount		Value

Illinois: (continued)
$435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	$315,941
430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	425,476
	State of Illinois (GO)
1,000,000	3.50%, 06/01/26 (c)	921,240
1,010,000	3.50%, 06/01/26 (c)	941,431
720,000	3.50%, 06/01/26 (c)	679,831
125,000	4.00%, 08/01/22 (c)	127,596
595,000	4.00%, 06/01/26 (c)	574,520
4,000,000	4.00%, 06/01/26 (c)	3,909,720
2,750,000	4.00%, 06/01/26 (c)	2,693,350
1,000,000	4.00%, 06/01/26 (c)	978,390
2,000,000	4.00%, 06/01/26 (c)	1,950,560
460,000	4.00%, 06/01/26 (c)	440,671
15,000	4.50%, 09/01/18 (c)	15,152
520,000	4.50%, 11/01/26 (c)	520,000
175,000	5.00%, 09/01/18 (c)	176,607
410,000	5.00%, 09/01/18 (c)	413,194
100,000	5.00%, 09/01/18 (c)	100,738
75,000	5.00%, 09/01/18 (c)	75,811
680,000	5.00%, 01/01/19	705,174
250,000	5.00%, 05/01/19	261,765
300,000	5.00%, 06/01/19	314,841
1,255,000	5.00%, 06/01/19	1,317,085
530,000	5.00%, 01/01/20 (c)	553,272
130,000	5.00%, 01/01/20 (c)	134,960
750,000	5.00%, 01/01/21	797,257
100,000	5.00%, 01/01/21	106,301
100,000	5.00%, 04/01/21	106,676
505,000	5.00%, 07/01/21	540,501
1,000,000	5.00%, 01/01/22 (c)	1,034,850
1,000,000	5.00%, 02/01/22	1,075,840
1,020,000	5.00%, 02/01/22	1,097,357
505,000	5.00%, 03/01/22	543,582
200,000	5.00%, 03/01/22 (c)	207,950
55,000	5.00%, 06/01/22	59,331
100,000	5.00%, 07/01/22	107,962
1,465,000	5.00%, 08/01/22	1,582,903
1,830,000	5.00%, 08/01/22 (c)	1,963,919
3,210,000	5.00%, 02/01/23	3,475,627
3,490,000	5.00%, 02/01/23	3,778,797
95,000	5.00%, 04/01/23 (c)	98,970
335,000	5.00%, 05/01/23	363,244
250,000	5.00%, 07/01/23	271,378
350,000	5.00%, 02/01/24 (c)	377,787
375,000	5.00%, 02/01/24 (c)	405,206
3,000,000	5.00%, 02/01/24 (c)	3,125,460
1,105,000	5.00%, 02/01/24	1,197,223
3,315,000	5.00%, 02/01/24	3,591,670
3,540,000	5.00%, 04/01/24 (c)	3,804,686
500,000	5.00%, 04/01/24 (c)	538,865
1,000,000	5.00%, 05/01/24 (c)	1,078,060
110,000	5.00%, 05/01/24	119,249
100,000	5.00%, 05/01/24 (c)	105,555
275,000	5.00%, 05/01/24 (c)	293,354
Principal
Amount		Value

Illinois: (continued)
$1,670,000	5.00%, 01/01/26 (c)	$1,736,833
1,040,000	5.00%, 06/01/26 (c)	1,133,007
300,000	5.00%, 06/01/26 (c)	326,598
4,500,000	5.00%, 02/01/27 (c)	4,921,155
455,000	5.25%, 01/01/19	473,150
510,000	5.25%, 07/01/23 (c)	551,927
1,550,000	5.25%, 07/01/23 (c)	1,689,856
2,500,000	5.50%, 07/01/23 (c)	2,760,150
1,075,000	5.50%, 07/01/23 (c)	1,191,530
120,000	5.50%, 01/01/30	135,834
	State of Illinois, Series A (GO)
950,000	4.00%, 09/01/18 (c)	953,581
1,000,000	4.00%, 01/01/22 (c)	1,002,240
1,000,000	State of Illinois, Series D (GO) 5.00%, 11/01/27 (c)	1,094,540
100,000	Village of Hillside, Mannhaein Redevelopment Project (TA) 7.00%, 01/01/18 (c)	102,410
	Will County Community High School District No. 210, Series B (GO)
160,000	0.00%, 01/01/27 ^	95,426
110,000	0.00%, 01/01/28 ^	61,702
90,000	0.00%, 01/01/29 ^	47,413
		255,640,362
Indiana: 1.2%
	Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,626,450
2,055,000	7.13%, 11/15/22 (c)	2,223,531
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,015,990
1,200,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,343,148
	County of Allen, Srorypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	315,051
225,000	6.88%, 01/15/24 (c)	236,790
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	542,240
	Indiana Finance Authority, Earlham College Project (RB)
1,040,000	5.00%, 10/01/23 (c)	1,081,475
50,000	5.00%, 10/01/23 (c)	52,609
550,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	569,063
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
965,000	5.13%, 08/15/20 (c)	1,024,695
925,000	5.50%, 08/15/20 (c)	975,163
600,000	5.50%, 08/15/20 (c)	633,684

See Notes to Financial Statements

109

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Indiana: (continued)
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
$250,000	5.00%, 07/01/23 (c)	$270,440
2,630,000	5.00%, 07/01/23 (c)	2,826,777
3,450,000	5.25%, 07/01/23 (c)	3,742,836
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,110,000	5.00%, 06/01/22 (c)	2,143,549
2,715,000	5.00%, 06/01/22 (c)	2,793,165
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	316,634
2,515,000	6.00%, 06/01/20 (c)	2,569,575
		26,302,865
Iowa: 2.2%
7,040,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	7,135,040
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,205,000	5.00%, 12/01/19	6,434,275
6,975,000	5.25%, 12/01/23 (c)	7,445,115
2,700,000	5.50%, 12/01/18 (c)	2,765,664
2,775,000	5.88%, 06/01/19 (c)	2,976,076
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
2,800,000	5.00%, 10/01/25 (c)	2,779,084
1,550,000	5.00%, 10/01/25 (c)	1,584,456
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 12/01/17 (c)	181,208
	Tobacco Settlement Authority, Series C (RB)
3,135,000	5.38%, 12/01/17 (c)	3,134,781
5,585,000	5.50%, 12/01/17 (c)	5,608,904
6,960,000	5.63%, 12/01/17 (c)	6,989,789
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 12/01/17 (c) ^	127,152
		47,161,544
Kansas: 0.7%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,173,561
400,000	City of Lenexa, Lakeview Village, Inc. Project (RB) 5.25%, 12/01/17 (c)	400,536
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	272,057
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	390,963
Principal
Amount		Value

Kansas: (continued)
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
$8,200,000	5.13%, 12/01/17 (c)	$8,213,366
100,000	5.13%, 12/01/17 (c)	100,163
1,000,000	5.25%, 12/01/17 (c)	1,001,630
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,199,018
	Wyandotte County, Kansas City Unified Government, Series A (RB)
475,000	5.00%, 09/01/25 (c)	481,417
500,000	6.00%, 09/01/25 (c)	504,300
		14,737,011
Kentucky: 0.9%
1,000,000	County of Christian, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,087,570
1,220,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,242,668
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
30,000	4.13%, 11/15/20	30,838
250,000	5.00%, 05/15/26 (c)	265,695
250,000	5.00%, 05/15/26 (c)	261,843
400,000	5.38%, 11/15/22 (c)	426,360
250,000	5.50%, 11/15/22 (c)	263,683
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB)
7,255,000	4.25%, 07/01/25 (c)	7,475,987
1,585,000	5.00%, 07/01/25 (c)	1,723,038
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	171,567
1,000,000	5.25%, 06/01/27 (c)	1,113,790
490,000	5.75%, 06/01/20 (c)	545,816
350,000	6.00%, 06/01/20 (c)	392,084
395,000	6.38%, 06/01/20 (c)	446,243
150,000	6.50%, 06/01/20 (c)	169,935
1,490,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	1,683,298
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
510,000	5.50%, 11/15/25 (c)	513,279
500,000	5.75%, 11/15/25 (c)	508,020
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	374,135

See Notes to Financial Statements

110

Principal
Amount		Value

Kentucky: (continued)
	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB)
$150,000	5.00%, 06/01/22 (c)	$167,994
220,000	5.00%, 06/01/22 (c)	242,257
		19,106,100
Louisiana: 0.7%
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	509,635
290,000	6.25%, 07/01/21 (c)	301,681
3,490,000	6.38%, 07/01/21 (c)	3,595,607
3,225,000	Louisiana Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	3,225,000
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,116,190
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	597,983
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	564,360
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	451,488
	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB)
1,647,254	7.75%, 07/01/24 (c) (d) * §	16,473
1,389,436	8.38%, 07/01/24 (c) (d) * §	13,894
2,259,041	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	22,590
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	371,742
4,625,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 12/01/17 (c)	4,638,736
		15,425,379

Principal
Amount		Value

Maine: 0.5%
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB)
$825,000	5.00%, 07/01/23 (c)	$867,677
200,000	6.95%, 07/01/21 (c)	221,128
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
300,000	4.00%, 07/01/26 (c)	268,605
490,000	4.00%, 07/01/26 (c)	427,897
495,000	5.00%, 07/01/23 (c)	511,469
645,000	5.00%, 07/01/26 (c)	670,232
1,000,000	5.00%, 07/01/26 (c)	1,044,240
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	79,314
1,735,000	6.00%, 07/01/21 (c)	1,871,683
2,220,000	6.75%, 07/01/21 (c)	2,411,808
50,000	6.95%, 07/01/21 (c)	55,049
55,000	7.50%, 07/01/21 (c)	62,622
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 12/01/17 (c)	2,005,520
		10,497,244
Maryland: 1.3%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,012,300
	City of Baltimore, Convention Center Hotel Revenue (RB)
2,000,000	5.00%, 09/01/27 (c)	2,251,160
1,425,000	5.00%, 09/01/27 (c)	1,610,293
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	538,180
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	260,288
2,780,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,953,611
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	507,925
3,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	4,000,896
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
470,000	4.38%, 01/01/27 (c)	483,390
530,000	4.50%, 01/01/27 (c)	543,181

See Notes to Financial Statements

111

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Maryland: (continued)
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
$400,000	4.00%, 07/01/26 (c)	$402,024
250,000	5.00%, 07/01/26 (c)	274,863
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	216,283
145,000	4.25%, 07/01/25 (c)	148,908
2,000,000	5.00%, 07/01/25 (c)	2,165,080
500,000	5.00%, 07/01/25 (c)	543,700
825,000	5.00%, 07/01/25 (c)	913,951
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
1,150,000	5.00%, 07/01/19	1,215,676
430,000	5.00%, 07/01/20	467,500
40,000	5.00%, 07/01/22	45,336
1,325,000	5.00%, 07/01/24	1,541,266
500,000	5.25%, 07/01/24 (c)	583,570
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,085,170
1,000,000	5.00%, 11/01/24 (c)	1,090,340
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,060,150
1,000,000	5.25%, 04/01/27 (c)	1,071,270
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	489,070
500,000	5.00%, 01/01/26 (c)	496,950
		27,972,331
Massachusetts: 1.1%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
1,000,000	4.00%, 07/01/26 (c)	1,013,130
500,000	5.00%, 07/01/26 (c)	562,375
	Massachusetts Development Finance Agency, Emerson College (RB)
885,000	5.00%, 01/01/25 (c)	994,059
680,000	5.00%, 01/01/25 (c)	758,730
500,000	5.00%, 01/01/25 (c)	568,785
50,000	Massachusetts Development Finance Agency, Emerson College, Series A (RB) 5.00%, 01/01/20 (c)	51,865
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
300,000	4.00%, 10/01/26 (c)	304,038
445,000	5.00%, 07/01/22 (c)	517,295
500,000	5.00%, 10/01/26 (c)	561,470
Principal
Amount		Value

Massachusetts: (continued)
$280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 12/01/17 (c)	$280,305
2,175,000	Massachusetts Development Finance Agency, Series B (RB) 4.88%, 12/01/17 (c)	2,175,696
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 12/01/17 (c)	1,110,766
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	286,673
1,345,000	5.00%, 07/01/25 (c)	1,478,585
	Massachusetts Development Finance Agency, Series I (RB)
1,000,000	4.00%, 07/01/26 (c)	1,017,540
1,020,000	5.00%, 07/01/26 (c)	1,202,702
510,000	5.00%, 07/01/26 (c)	561,117
	Massachusetts Development Finance Agency, Suffolk University (RB)
3,300,000	4.00%, 07/01/27 (c)	3,374,283
1,000,000	5.00%, 07/01/27 (c)	1,156,670
3,000,000	5.00%, 07/01/27 (c)	3,440,130
1,500,000	5.00%, 07/01/27 (c)	1,720,605
190,000	Massachusetts Development Finance Agency, Umass Memorial Health Care, Series I (RB) 5.00%, 07/01/26 (c)	220,841
1,500,000	Massachusetts State Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	1,511,220
		24,868,880
Michigan: 2.1%
2,200,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	2,335,784
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,092,277
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	429,178
220,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 12/01/17 (c)	217,936
150,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	167,397
	Michigan Finance Authority, Detroit Water and Sewerage Department, Series C (RB)
700,000	5.00%, 07/01/25 (c)	780,976
250,000	5.00%, 07/01/25 (c)	280,720

See Notes to Financial Statements

112

Principal
Amount		Value

Michigan: (continued)
$1,000,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-2 (RB) 5.00%, 07/01/25 (c)	$1,115,680
1,000,000	Michigan Finance Authority, Lawrence Technological University Project (RB) 5.00%, 02/01/27 (c)	1,035,880
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
250,000	5.25%, 11/15/25 (c)	261,835
3,000,000	5.50%, 11/15/25 (c)	3,136,560
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	2,953,198
100,000	5.00%, 07/01/24 (c)	108,595
	Michigan Finance Authority, Series C (RB)
250,000	5.00%, 07/01/25 (c)	278,383
750,000	5.00%, 07/01/25 (c)	853,087
250,000	5.00%, 07/01/25 (c)	286,205
	Michigan Finance Authority, Thomas M Cooley Law School Project (RB)
650,000	5.00%, 07/01/24 (c)	712,328
6,900,000	6.75%, 07/01/24 (c)	6,991,287
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 12/01/17 (c)	1,000,280
650,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/01/17 (c)	640,081
1,500,000	Michigan Strategic Fund, Series A (TA) 4.13%, 07/01/18 (c) (p)	1,522,530
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
360,000	5.13%, 11/16/17 (c)	359,186
2,800,000	6.00%, 11/16/17 (c)	2,788,156
4,925,000	6.00%, 11/16/17 (c)	4,882,251
6,000,000	6.88%, 06/01/18 (c)	6,138,600
23,975,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 11/16/17 (c) ^	1,483,813
180,000,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	4,843,800
		46,696,003
Minnesota: 0.9%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	512,370
1,000,000	5.50%, 11/01/24 (c)	1,078,130
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
500,000	5.75%, 07/01/25 (c)	512,085
500,000	6.13%, 07/01/25 (c)	518,335
Principal
Amount		Value

Minnesota: (continued)
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
$245,000	5.50%, 07/01/25 (c)	$243,410
250,000	5.50%, 07/01/25 (c)	250,910
500,000	5.75%, 07/01/25 (c)	501,490
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	528,745
1,000,000	5.50%, 07/01/25 (c)	1,088,690
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	750,472
	City of Maple Grove (RB)
1,000,000	4.00%, 05/01/27 (c)	1,026,240
625,000	5.00%, 05/01/27 (c)	717,062
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	503,065
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,110,725
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
325,000	5.75%, 09/01/26 (c)	338,358
500,000	6.00%, 09/01/26 (c)	526,185
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	779,212
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,546,875
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	233,068
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,314,026
2,500,000	6.00%, 05/01/19 (c)	2,634,850
		18,714,303
Missouri: 0.5%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,006,910
770,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	777,084

See Notes to Financial Statements

113

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Missouri: (continued)
	City of Liberty, Liberty Commons Project, Series A (TA)
$500,000	5.75%, 06/01/25 (c)	$492,370
500,000	6.00%, 06/01/25 (c)	495,920
30,000	City of Nevada, Nevada Regional Medical Center (RB) (ACA) 4.30%, 12/01/17 (c)	28,586
	Kirkwood Industrial Development Authority (RB)
1,000,000	5.25%, 05/15/27 (c)	1,046,560
500,000	5.25%, 05/15/27 (c)	528,810
1,250,000	Lee Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/24 (c)	1,306,862
1,000,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	1,010,130
	St. Louis, Industrial Development Authority, Ballpark Village Development project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	255,903
500,000	4.75%, 11/15/26 (c)	512,925
1,500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,504,890
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 12/01/17 (c)	1,152,702
570,000	5.35%, 12/01/17 (c)	562,573
		10,682,225
Nevada: 0.2%
	City of North Las Vegas (GO)
500,000	5.00%, 06/01/21 (c)	486,995
500,000	5.00%, 06/01/21 (c)	495,710
1,000,000	City of Reno, Nevada Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 12/01/17 (c)	999,970
200,000	County of Clark, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	207,526
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	612,469
	State of Nevada Department of Business and Industry, Somerset Academy, Series A (RB)
1,000,000	5.00%, 12/15/25 (c)	1,034,330
1,000,000	5.13%, 12/15/25 (c)	1,021,590
		4,858,590
Principal
Amount		Value

New Hampshire: 0.4%
	New Hampshire Health and Education Facilities Authority Act (RB)
$5,000,000	5.00%, 10/01/26 (c)	$5,509,500
2,550,000	6.13%, 07/01/24 (c)	2,683,620
500,000	6.13%, 07/01/24 (c)	534,740
500,000	6.25%, 07/01/24 (c)	535,125
		9,262,985
New Jersey: 7.4%
3,055,000	Burlington County, New Jersey Bridge Commission, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	3,059,155
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,104,110
1,000,000	5.00%, 02/15/24 (c)	1,096,340
150,000	5.00%, 02/15/24 (c)	167,337
1,000,000	5.00%, 02/15/24 (c)	1,135,210
1,055,000	5.00%, 02/15/24 (c)	1,182,718
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,560,740
1,400,000	5.25%, 11/01/24 (c)	1,470,140
	City of Atlantic City, New Jersey (GO)
50,000	5.00%, 11/01/19	49,011
50,000	5.00%, 12/01/19	49,012
25,000	5.00%, 11/01/21	23,759
50,000	5.00%, 12/01/21	47,519
65,000	5.00%, 11/01/22	61,291
30,000	5.00%, 12/01/23 (c)	28,292
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,005,600
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,580,314
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	483,522
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	103,445
1,645,000	4.25%, 06/15/22 (c)	1,700,700
800,000	5.00%, 06/15/19	840,264
850,000	5.00%, 06/15/20	915,416
1,250,000	5.00%, 06/15/21	1,374,300
60,000	5.00%, 06/15/22 (c)	65,981
500,000	5.00%, 06/15/22 (c)	537,680
535,000	5.00%, 06/15/22 (c)	573,418
60,000	5.00%, 06/15/22	66,976
1,020,000	5.00%, 06/15/22 (c)	1,129,160
1,035,000	5.00%, 06/15/22 (c)	1,129,713

See Notes to Financial Statements

114

Principal
Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
$2,305,000	4.88%, 09/15/19	$2,394,457
2,075,000	5.25%, 08/20/22 (c)	2,274,760
2,215,000	5.50%, 12/01/17 (c)	2,222,996
60,000	5.50%, 06/20/23 (c)	67,035
235,000	5.63%, 03/05/24 (c)	267,498
350,000	5.63%, 03/05/24 (c)	398,402
1,845,000	5.75%, 09/15/22 (c)	2,045,847
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	61,954
	New Jersey Economic Development Authority, Lions Gate Project (RB)
650,000	4.88%, 01/01/24 (c)	682,578
500,000	5.00%, 01/01/24 (c)	518,200
3,500,000	5.25%, 01/01/24 (c)	3,616,865
35,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project, Series A (RB) 5.75%, 06/01/20 (c)	38,008
500,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	377,505
4,000,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/22	4,449,120
270,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series BBB (RB) 4.75%, 12/15/26 (c)	292,853
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,452,995
750,000	5.00%, 06/15/27 (c)	839,235
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	808,616
460,000	5.25%, 03/01/21 (c)	495,277
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
145,000	5.00%, 03/01/22 (c)	156,384
210,000	5.00%, 03/01/22 (c)	229,788
Principal
Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
$3,010,000	5.00%, 03/01/22	$3,318,224
365,000	5.00%, 03/01/23 (c)	393,236
545,000	5.00%, 03/01/23 (c)	602,547
1,040,000	5.00%, 03/01/23 (c)	1,143,334
355,000	5.00%, 03/01/23 (c)	388,807
920,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB) 5.00%, 06/15/24 (c)	1,027,355
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
185,000	4.00%, 06/15/24	196,712
380,000	4.25%, 06/15/25 (c)	405,984
125,000	4.38%, 06/15/25 (c)	133,723
2,000,000	5.00%, 06/15/23	2,236,080
1,050,000	5.00%, 06/15/24	1,183,255
250,000	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB) 5.00%, 09/01/22 (c)	267,440
650,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/21	707,245
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
170,000	5.00%, 06/15/19	178,056
140,000	5.00%, 06/15/24 (c)	152,480
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/24 (c)	132,350
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB) 5.00%, 06/15/25 (c)	108,007
325,000	New Jersey Economic Development Authority, School Facilities Construction, Series Y (RB) 4.25%, 09/01/18 (c)	328,296
110,000	New Jersey Economic Development Authority, Seashore Gardens Project (RB) 5.30%, 12/01/17 (c)	110,004
2,085,000	New Jersey Economic Development Authority, Series XX (RB) 5.00%, 06/15/21	2,280,907

See Notes to Financial Statements

115

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
$350,000	5.13%, 01/01/24 (c)	$388,437
900,000	5.38%, 01/01/24 (c)	1,003,347
500,000	5.50%, 01/01/24 (c)	580,525
	New Jersey Economic Development Motor Vehicle, Series A (RB)
2,555,000	4.00%, 07/01/27 (c)	2,551,806
250,000	5.00%, 07/01/27 (c)	274,275
550,000	New Jersey Educational Facilities Authority (RB) 5.00%, 06/15/22	608,608
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,163,490
1,050,000	5.00%, 07/01/26 (c)	1,154,422
1,000,000	5.00%, 07/01/26 (c)	1,122,350
230,000	New Jersey Health Care Facilities Financing Authority, Health Asset Transformation Program, Series A (RB) 5.25%, 10/01/19 (c)	243,427
400,000	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Series A (RB) 5.00%, 07/01/26 (c)	447,344
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
600,000	3.00%, 07/01/26 (c)	530,832
820,000	4.00%, 07/01/26 (c)	810,529
1,250,000	5.00%, 07/01/26 (c)	1,369,450
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	106,350
170,000	6.00%, 07/01/21 (c)	185,402
2,050,000	6.25%, 07/01/21 (c)	2,236,263
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/31 ^	66,085
240,000	0.00%, 12/15/33 ^	118,994
200,000	0.00%, 12/15/37 ^	80,418
260,000	New Jersey State Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	276,606
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
36,900,000	5.00%, 11/16/17 (c)	35,516,250
795,000	5.00%, 11/16/17 (c)	796,749
	New Jersey Transportation Trust Fund Authority, Series A (RB)
200,000	0.00%, 12/15/25 ^	147,800
4,205,000	0.00%, 12/15/28 ^	2,689,476
380,000	0.00%, 12/15/32 ^	198,542
1,060,000	0.00%, 12/15/39 ^	384,292
Principal Amount		Value

New Jersey: (continued)
$100,000	5.00%, 06/15/20	$107,510
665,000	5.00%, 06/15/24	753,245
100,000	5.25%, 06/15/21 (c)	109,131
430,000	5.25%, 12/15/21	478,857
100,000	5.25%, 12/15/23	114,110
260,000	5.50%, 12/15/21	292,079
205,000	5.50%, 12/15/23	236,796
250,000	6.00%, 06/15/21 (c)	279,448
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
510,000	4.25%, 06/15/24 (c)	512,907
175,000	4.75%, 06/15/25 (c)	184,599
345,000	5.00%, 06/15/22	381,922
100,000	5.00%, 06/15/22 (c)	108,205
195,000	5.00%, 06/15/22 (c)	207,111
175,000	5.00%, 06/15/22 (c)	187,180
100,000	5.00%, 06/15/23 (c)	109,295
150,000	5.00%, 06/15/25 (c)	160,169
925,000	5.25%, 06/15/23 (c)	1,016,297
290,000	5.25%, 06/15/25 (c)	316,579
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
10,010,000	0.00%, 12/15/35 ^	4,680,276
1,605,000	5.25%, 12/15/24 (c)	1,759,385
	New Jersey Transportation Trust Fund Authority, Series D (RB)
275,000	5.00%, 12/15/24	312,846
375,000	5.00%, 12/15/24 (c)	405,251
295,000	5.25%, 12/15/23	336,625
2,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	2,823,730
3,195,000	Tobacco Settlement Financing Corp., Senior Series 1A (RB) 4.50%, 11/16/17 (c)	3,250,881
15,045,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 11/16/17 (c)	14,607,341
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 11/16/17 (c)	6,827,540
		161,136,922
New Mexico: 0.1%
500,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.88%, 10/01/21 (p)	497,655
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	764,118
700,000	Otero County, New Mexico Jail Project Revenue (RB) 9.00%, 12/01/17 (c)	657,664
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,014,560
		2,933,997

See Notes to Financial Statements

116

Principal
Amount		Value

New York: 8.8%
	Brooklyn Arena Local Development Corp. (RB)
$90,000	0.00%, 07/15/32 ^	$52,802
110,000	0.00%, 07/15/33 ^	61,569
4,025,000	5.00%, 01/15/27 (c)	4,503,049
125,000	Brooklyn Arena Local Development Corp. PILOT Revenue Refunding Bonds, Series A (RB) 5.00%, 07/15/26	148,013
750,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	778,672
100,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	107,831
	Build NYC Resource Corp., New York Law School Project (RB)
4,095,000	4.00%, 01/01/26 (c)	4,157,613
925,000	5.00%, 01/01/26 (c)	1,034,585
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
25,000	3.75%, 01/01/20	25,493
1,050,000	4.50%, 01/01/25	1,140,237
2,700,000	5.00%, 11/01/24 (c)	2,738,151
600,000	5.00%, 01/01/25 (c)	644,364
2,100,000	5.25%, 11/01/24 (c)	2,214,219
3,020,000	5.50%, 11/01/24 (c)	3,146,145
1,100,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,120,449
3,170,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,318,578
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,013,380
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 12/01/17 (c)	14,138
400,000	5.00%, 12/01/17 (c)	330,840
940,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 12/01/17 (c)	758,853
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,245,000	5.00%, 12/01/17 (c)	1,226,624
335,000	5.00%, 12/01/17 (c)	334,973
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 12/01/17 (c) ^	477,500
Principal
Amount		Value

New York: (continued)
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
$30,000	4.25%, 07/01/22 (c)	$30,494
450,000	5.00%, 07/01/22 (c)	484,614
400,000	5.00%, 07/01/22 (c)	435,288
175,000	5.00%, 07/01/22 (c)	193,736
3,275,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 11/16/17 (c)	3,275,491
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
4,610,000	5.00%, 12/01/17 (c)	4,567,265
9,070,000	5.13%, 12/01/17 (c)	8,902,749
	New Rochelle Industrial Development Agency (RB)
1,035,000	5.25%, 01/01/18 (c)	817,650
180,000	5.50%, 01/01/18 (c)	142,200
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,029,400
35,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.75%, 12/01/17 (c)	34,742
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 12/01/17 (c)	1,975,851
110,000	5.00%, 12/01/17 (c)	112,067
850,000	5.00%, 12/01/17 (c)	863,753
100,000	5.00%, 12/01/17 (c)	100,275
1,075,000	5.00%, 12/01/17 (c)	1,077,902
105,000	5.00%, 12/01/17 (c)	107,011
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,157,440
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 12/01/17 (c)	1,501,350
800,000	5.00%, 12/01/17 (c)	813,800
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 12/01/17 (c)	5,018
	New York Counties Tobacco Trust IV (RB)
25,000,000	0.00%, 11/16/17 (c) ^	1,564,250
380,000	5.00%, 11/16/17 (c)	365,936
745,000	5.00%, 11/16/17 (c)	708,622
7,400,000	New York Counties Tobacco Trust V (RB) 0.00%, 11/16/17 (c) ^	2,144,372
500,000	New York Counties Tobacco Trust VI (RB) 5.00%, 06/01/26 (c)	516,895

See Notes to Financial Statements

117

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New York: (continued)
	New York Liberty Development Corp. (RB)
$255,000	5.00%, 03/15/22 (c)	$275,948
25,500,000	5.00%, 11/15/24 (c)	27,767,460
3,500,000	5.15%, 11/15/24 (c)	3,875,760
3,700,000	5.38%, 11/15/24 (c)	4,124,427
1,100,000	7.25%, 11/15/24 (c)	1,327,084
305,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	390,906
	New York State Dormitory Authority,Orange Regional Medical Center (RB)
1,000,000	5.00%, 06/01/25 (c)	1,077,000
300,000	5.00%, 06/01/27 (c)	327,465
300,000	5.00%, 06/01/27 (c)	340,008
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,955
50,000	New York State Dormitory Authority, Yeshiva (RB) 5.00%, 11/01/21 (c)	51,402
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,249,145
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
275,000	5.00%, 08/01/19	288,313
225,000	5.00%, 08/01/20	241,013
3,075,000	5.00%, 08/01/21 (c)	3,310,514
6,190,000	5.00%, 08/01/21	6,767,898
7,400,000	5.00%, 08/01/21 (c)	7,904,236
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
370,000	4.00%, 07/01/24 (c)	377,914
1,930,000	4.00%, 07/01/24 (c)	1,982,805
805,000	4.00%, 07/01/24 (c)	840,637
730,000	4.00%, 07/01/24 (c)	764,996
500,000	4.00%, 07/01/24 (c)	528,280
420,000	5.00%, 07/01/24 (c)	474,982
2,255,000	5.00%, 07/01/24 (c)	2,486,791
5,720,000	5.00%, 07/01/24 (c)	6,264,944
230,000	5.00%, 07/01/24 (c)	256,411
6,805,000	5.25%, 07/01/24 (c)	7,556,136
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
500,000	5.00%, 01/01/20	538,560
15,000	5.00%, 01/01/21	16,567
1,000,000	5.00%, 01/01/22	1,125,230
250,000	5.00%, 01/01/23	284,378
Principal
Amount		Value

New York: (continued)
	Niagara Area Development Corp., Solid Water Disposal Facility, Series A (RB)
$1,000,000	4.00%, 12/01/17 (c)	$1,000,590
1,175,000	5.25%, 12/01/17 (c)	1,175,811
330,000	Orange County Industrial Development Agency, The glen Arden, Inc. Project (RB) 5.70%, 12/01/17 (c)	249,678
365,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 12/01/17 (c)	352,404
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
375,000	5.00%, 12/01/20	407,036
110,000	6.00%, 12/01/20 (c)	122,052
	Suffolk Tobacco Asset Securitization Corp. (RB)
4,150,000	6.00%, 06/01/18 (c)	4,216,400
6,150,000	6.63%, 06/01/22 (c)	6,551,718
60,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/18 (c)	60,548
	Syracuse Industrial Development Agency (RB)
200,000	5.00%, 01/01/26 (c)	226,290
1,950,000	5.00%, 01/01/26 (c)	2,201,842
300,000	5.00%, 01/01/26 (c)	343,149
550,000	5.00%, 01/01/26 (c)	623,991
1,130,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. (RB) 5.00%, 07/01/23 (c)	1,191,020
	Town of Oyster Bay, New York Public Improvement (GO)
270,000	3.00%, 12/01/17 (c)	265,056
145,000	3.00%, 12/01/17 (c)	141,076
15,000	3.00%, 12/01/17 (c)	14,930
120,000	3.00%, 12/01/17 (c)	118,668
770,000	3.25%, 12/01/17 (c)	751,289
85,000	3.50%, 12/01/17 (c)	83,135
105,000	4.00%, 12/01/17 (c)	103,693
3,050,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB) 5.00%, 06/01/27 (c)	3,369,884
5,000,000	Tsasc, Inc., New York City Tobacco Settlement, Series B (RB) 5.00%, 06/01/27 (c) Ulster County Industrial Development Agency, Civic Facility (RB)	5,041,400
2,000,000	6.00%, 12/01/17 (c)	1,994,700
2,000,000	6.00%, 12/01/17 (c)	1,999,800
935,000	6.00%, 12/01/17 (c)	935,841
515,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	549,495
4,000,000	Westchester County Industrial Development Agency (RB) 7.00%, 06/01/24 (c)	4,016,680

See Notes to Financial Statements

118

Principal Amount		Value

New York: (continued)
	Westchester County Local Development Corp. (RB)
$320,000	3.75%, 11/01/25 (c)	$308,109
550,000	5.00%, 05/01/24 (c)	610,137
1,000,000	5.00%, 11/01/25 (c)	1,085,460
1,790,000	5.50%, 05/01/24 (c)	2,017,491
		190,248,787
North Carolina: 0.4%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	270,975
1,000,000	5.00%, 06/30/25 (c)	1,070,820
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	257,598
1,330,000	5.00%, 03/01/22 (c)	1,402,897
820,000	5.00%, 03/01/22 (c)	868,651
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
250,000	5.00%, 10/01/24 (c)	264,163
150,000	5.00%, 10/01/25	167,741
	North Carolina Medical Care Commission, Retirement Facilities (RB)
500,000	4.70%, 07/01/25 (c)	523,215
250,000	5.00%, 10/01/24 (c)	269,165
165,000	5.00%, 10/01/24 (c)	174,851
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,459,282
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/27 (c)	1,169,650
		7,899,008
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,769
640,000	5.00%, 12/01/21 (c)	684,230
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	246,000
1,285,000	7.75%, 09/01/23 (c)	514,000
		1,469,999
Ohio: 7.9%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	562,735
1,500,000	5.25%, 11/15/26 (c)	1,678,395
Principal
Amount		Value

Ohio: (continued)
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
$14,965,000	5.13%, 11/16/17 (c)	$14,029,687
8,120,000	5.38%, 11/16/17 (c)	7,720,009
12,620,000	5.75%, 11/16/17 (c)	11,874,410
33,105,000	5.88%, 11/16/17 (c)	31,118,700
16,810,000	5.88%, 11/16/17 (c)	15,984,629
6,660,000	6.00%, 11/16/17 (c)	6,350,776
12,890,000	6.50%, 11/16/17 (c)	12,888,969
7,105,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	7,072,814
101,900,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 11/16/17 (c) ^	6,600,063
70,825,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 11/16/17 (c) ^	2,126,166
	Butler County Port Authority, Senior Series A-1 (RB)
250,000	6.25%, 01/15/24 (c)	259,898
400,000	6.38%, 01/15/24 (c)	413,588
790,000	6.50%, 01/15/24 (c)	815,280
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
445,000	5.00%, 01/01/22 (c)	495,997
250,000	5.00%, 01/01/22 (c)	280,348
1,250,000	5.00%, 01/01/22 (c)	1,378,537
40,000	5.25%, 01/01/19	41,643
700,000	5.25%, 01/01/20	754,733
	County of Cuyahoga, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	411,585
2,000,000	4.75%, 02/15/27 (c)	2,039,000
1,000,000	5.00%, 02/15/27 (c)	1,046,820
400,000	5.00%, 02/15/27 (c)	428,504
400,000	5.25%, 02/15/27 (c)	434,236
880,000	5.50%, 02/15/27 (c)	967,868
230,000	5.50%, 02/15/27 (c)	253,338
2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	2,018,640
7,650,000	County of Gallia, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	8,882,950
	County of Hamilton, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	412,123
280,000	5.00%, 01/01/26 (c)	297,520
300,000	5.00%, 01/01/26 (c)	329,244
250,000	5.00%, 01/01/26 (c)	269,420
	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
1,000,000	5.00%, 02/15/19	1,033,470
1,760,000	5.00%, 02/15/23 (c)	1,867,096

See Notes to Financial Statements

119

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Ohio: (continued)
$750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	$765,157
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
1,760,000	5.00%, 02/15/23 (c)	1,835,346
2,610,000	5.00%, 02/15/23 (c)	2,716,697
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	2,358,439
255,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project (RB) 4.25%, 09/15/21 (p)	252,366
2,350,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	1,166,187
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	678,194
1,555,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	752,464
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 12/01/17 (c)	1,103,652
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 12/01/17 (c)	2,053,403
2,150,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	1,050,576
3,065,000	Ohio State Water Development Authority, Series A (RB) 3.00%, 05/15/19	1,499,980
500,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (p)	242,215
2,200,000	Ohio Water Development Authority, Pollution Control, Series B (RB) 4.00%, 07/01/21 (p)	1,062,776
15,000	Ohio Water Development Authority, Pollution Control, Series C (RB) 4.00%, 06/03/19 (p)	7,330
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	826,283
	Southeastern Ohio Port Authority,Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	258,570
245,000	5.00%, 12/01/24 (c)	256,736

Principal
Amount		Value

Ohio: (continued)
$70,000	5.50%, 12/01/24 (c)	$75,255
2,950,000	5.75%, 12/01/22 (c)	3,243,436
2,490,000	6.00%, 12/01/22 (c)	2,736,859
	State of Ohio, Portsmouth Bypass Project (RB)
800,000	5.00%, 06/30/25 (c)	891,944
1,525,000	5.00%, 06/30/25 (c)	1,680,718
		170,653,774
Oklahoma: 1.0%
210,000	Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	218,119
1,824,098	Kingfisher Hospital Authority (RB) 6.50%, 12/01/17 (c)	1,825,320
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	152,450
1,030,000	5.00%, 09/01/26 (c)	1,181,843
225,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB) 5.13%, 04/01/22 (c)	212,285
	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
1,000,000	5.00%, 12/01/17 (c)	874,180
1,000,000	5.13%, 12/01/17 (c)	801,470
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	275,316
1,930,000	5.75%, 01/01/22 (c)	1,999,055
1,000,000	6.00%, 01/01/22 (c)	1,042,430
	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. (RB)
500,000	5.00%, 08/01/27 (c)	542,105
1,055,000	5.00%, 08/01/27 (c)	1,152,767
2,000,000	5.25%, 08/01/27 (c)	2,203,420
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26	276,318
500,000	6.63%, 11/01/26 (c)	383,640
3,000,000	6.88%, 11/01/26 (c)	2,301,570
2,750,000	7.00%, 11/01/26 (c)	2,109,745
1,100,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/21/17 (c)	844,470
1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 05/01/18 (c)	1,151,460
2,125,000	Tulsa Airports Improvement Trust (RB) 5.00%, 06/01/25 (c) (p)	2,322,242
		21,870,205
Oregon: 0.1%
165,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	171,551
	Yamhill County Hospital Authority, Series A (RB)

See Notes to Financial Statements

120

Principal
Amount		Value

Oregon: (continued)
$1,000,000	5.00%, 11/15/24 (c)	$1,057,310
500,000	5.00%, 11/15/24 (c)	526,735
300,000	5.00%, 11/15/24 (c)	321,852
		2,077,448
Pennsylvania: 3.6%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 12/01/17 (c)	1,512,364
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	440,319
730,000	6.75%, 11/01/19 (c)	755,535
1,100,000	6.75%, 12/01/21 (c)	1,156,540
600,000	6.88%, 11/01/19 (c)	614,382
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	1,002,050
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,148,560
250,000	5.00%, 05/01/27 (c)	276,038
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,014,829
150,000	5.00%, 05/01/22 (c)	158,904
3,980,000	5.00%, 05/01/22 (c)	4,155,637
	Beaver County, Industrial Development Authority, Firstenergy Nuclear Generation Project, Series A (RB)
500,000	3.50%, 06/01/20 (p)	242,150
510,000	4.00%, 07/01/21 (p)	246,371
5,485,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	2,656,385
440,000	Chester County Health and Education Facilities Authority (RB) 5.25%, 12/01/25 (c)	456,698
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
440,000	6.00%, 06/01/26 (c)	456,997
440,000	6.00%, 06/01/26 (c)	458,528
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	415,712
500,000	Cumberland County, Pennsylvania Municipal Authority (RB) 4.00%, 01/01/25 (c)	506,825
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
2,000,000	5.00%, 10/15/27 (c)	2,012,220
500,000	5.00%, 10/15/27	519,705
Principal
Amount		Value

Pennsylvania: (continued)
$3,000,000	5.13%, 10/15/27 (c)	$2,965,200
1,575,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	1,554,100
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
2,430,000	5.13%, 06/01/26 (c)	2,395,737
625,000	5.25%, 08/15/20 (c)	568,925
800,000	6.13%, 08/15/20 (c)	724,952
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	109,022
100,000	5.00%, 01/01/22	111,122
840,000	5.00%, 01/01/23 (c)	928,670
1,080,000	5.00%, 01/01/23 (c)	1,199,491
200,000	Fulton County Industrial Development Authority (RB) 5.00%, 07/01/26 (c)	203,790
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,096,950
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,114,883
	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB)
260,000	2.60%, 09/01/20 (p)	263,120
1,420,000	2.70%, 04/01/20 (p)	1,431,246
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	152,154
850,000	5.25%, 01/01/25 (c)	855,482
820,000	5.38%, 01/01/25 (c)	826,478
	Moon Industrial Development Authority, Baptist Homes Society (RB)
140,000	5.00%, 07/01/20	145,870
250,000	5.63%, 07/01/25 (c)	273,123
590,000	6.00%, 07/01/25 (c)	636,474
55,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 12/01/17 (c)	55,457
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
520,000	4.13%, 06/30/26 (c)	533,510
75,000	5.00%, 06/30/19	79,353
90,000	5.00%, 12/31/19	96,720
170,000	5.00%, 12/31/20	187,814
45,000	5.00%, 12/31/22	51,734
125,000	5.00%, 12/31/23	145,695

See Notes to Financial Statements

121

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Pennsylvania: (continued)
$550,000	5.00%, 12/31/24	$648,741
535,000	5.00%, 12/31/25	634,938
935,000	5.00%, 06/30/26 (c)	1,109,583
4,250,000	5.00%, 06/30/26 (c)	4,769,817
160,000	5.00%, 06/30/26 (c)	186,899
500,000	5.00%, 06/30/26 (c)	555,595
2,565,000	5.00%, 06/30/26 (c)	2,909,659
410,000	5.00%, 06/30/26 (c)	473,812
370,000	5.00%, 06/30/26	440,670
2,950,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 6.40%, 09/01/25 (c)	3,015,165
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 12/01/17 (c)	1,803,672
1,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series B (RB) 5.00%, 09/01/20 (p)	1,008,060
5,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	5,040,300
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
205,000	4.00%, 11/01/22 (c)	191,146
100,000	5.00%, 11/01/22 (c)	103,481
2,130,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	2,406,666
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	374,518
1,000,000	7.25%, 06/15/24 (c)	1,158,330
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	455,589
440,000	6.50%, 06/01/25 (c)	457,556
440,000	6.63%, 06/01/25 (c)	459,518
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 11/24/17 (c)	882,165
2,100,000	5.50%, 11/24/17 (c)	2,105,796
1,275,000	5.63%, 07/01/22 (c)	1,413,159
1,745,000	5.63%, 07/01/22 (c)	1,921,664
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	750,525
Principal
Amount		Value

Pennsylvania: (continued)
$250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	$255,160
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	701,083
1,500,000	5.00%, 01/01/23	1,648,500
		78,795,588
Puerto Rico: 0.7%
5,220,000	Children’s Trust Fund, Tobacco Settlement (RB) 5.63%, 12/01/17 (c)	5,134,862
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
170,000	4.25%, 07/01/22 (c)	108,375
1,740,000	5.00%, 07/01/22 (c)	1,109,250
465,000	5.13%, 07/01/22 (c)	296,438
1,000,000	5.25%, 07/01/22 (c)	637,500
2,755,000	5.25%, 07/01/22 (c)	1,756,312
30,000	5.25%, 07/01/22 (c)	19,200
720,000	5.75%, 07/01/22 (c)	461,700
1,580,000	6.00%, 07/01/18 (c)	1,013,175
380,000	6.00%, 07/01/18 (c)	243,675
1,780,000	6.00%, 07/01/22 (c)	1,139,200
23,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 0.00%, 12/01/17 (c) ^	2,594,860
50,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 0.00%, 07/01/20 (d) ^	8,893
500,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, Ana G. Mendez University System Project (RB) 5.00%, 12/01/17 (c) #	465,096
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c) #	325,247
500,000	5.00%, 10/01/22 (c) #	313,928
		15,627,711
Rhode Island: 0.5%
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	707,567
250,000	5.00%, 05/15/23	284,063
400,000	5.00%, 05/15/26 (c)	440,836
	Tobacco Settlement Financing Corp., Series A (RB)
32,100,000	0.00%, 11/16/17 (c) ^	3,160,566
400,000	5.00%, 06/01/20	433,184
115,000	5.00%, 06/01/23	130,914
1,000,000	5.00%, 06/01/25 (c)	1,064,800

See Notes to Financial Statements

122

Principal
Amount		Value

Rhode Island: (continued)
	Tobacco Settlement Financing Corp., Series B (RB)
$2,000,000	4.50%, 06/01/25 (c)	$2,007,580
2,000,000	5.00%, 06/01/25 (c)	2,067,440
		10,296,950
South Carolina: 0.4%
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
75,000	5.00%, 08/01/23 (c)	81,010
170,000	5.25%, 08/01/23 (c)	186,006
3,100,000	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB) 5.63%, 12/01/17 (c)	3,100,899
1,130,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 12/01/17 (c)	1,129,955
	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB)
600,000	5.38%, 08/01/19 (c)	634,686
155,000	5.75%, 08/01/19 (c)	162,115
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	307,233
2,300,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 5.25%, 11/15/24 (c)	2,422,843
		8,024,747
South Dakota: 0.1%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	769,117
500,000	5.00%, 11/01/26 (c)	508,335
		1,277,452
Tennessee: 1.4%
	Blount County Health and Educational Facilities Board (RB)
1,000,000	5.00%, 01/01/25 (c)	1,041,730
625,000	5.00%, 01/01/25 (c)	657,331
3,100,000	Board of City of Franklin Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	3,293,285
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,969,520
7,000,000	5.13%, 12/01/26 (c)	6,840,260
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	544,730
525,000	5.00%, 10/01/24 (c)	567,940
Principal
Amount		Value

Tennessee: (continued)
$975,000	5.00%, 10/01/24 (c)	$1,072,266
	Clarksville Natural Gas Acquisition Corp. (RB)
1,495,000	5.00%, 12/15/19	1,599,187
700,000	5.00%, 12/15/20	765,632
110,000	County of Claiborne (GO) 4.13%, 04/01/20 (c)	113,638
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	107,817
180,000	5.63%, 07/01/20 (c)	192,240
	Knox County Health Educational and Housing Facility Board (RB)
205,000	4.00%, 09/01/26 (c)	206,357
4,440,000	5.00%, 04/01/27 (c)	4,989,006
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,186,742
2,000,000	5.50%, 09/01/23 (c)	2,065,200
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,075,640
450,000	5.38%, 12/01/22 (c)	468,518
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	82,965
		29,840,004
Texas: 6.4%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	135,830
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
2,925,000	5.00%, 12/01/25 (c)	3,007,017
610,000	5.00%, 12/01/25 (c)	630,447
700,000	5.25%, 12/01/25 (c)	756,371
50,000	Brazoria County, Texas Environmental Facilities (RB) 5.13%, 12/01/17 (c)	51,168
	Central Texas Regional Mobility Authority, Senior Lien (RB)
400,000	5.00%, 01/01/26 (c)	449,212
200,000	5.00%, 01/01/26 (c)	223,240
285,000	5.00%, 01/01/26 (c)	323,561
850,000	5.00%, 01/01/26 (c)	988,295
545,000	6.00%, 01/01/21 (c)	625,050
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,275,000	5.00%, 01/01/23 (c)	1,392,912
1,230,000	5.00%, 01/01/23 (c)	1,363,590
500,000	5.00%, 07/01/25 (c)	557,120
805,000	5.00%, 07/01/25 (c)	901,592
100,000	5.00%, 07/01/25 (c)	115,748

See Notes to Financial Statements

123

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
$360,000	5.00%, 01/01/23 (c)	$392,753
400,000	5.00%, 01/01/23 (c)	442,428
810,000	6.25%, 01/01/21 (c)	935,234
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	29,824
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,259,469
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	211,994
7,000,000	4.75%, 07/01/24	7,669,550
650,000	5.00%, 07/01/24 (c)	713,550
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,157,480
600,000	5.00%, 07/15/25 (c)	661,980
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,072,780
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,256,622
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	777,216
610,000	5.50%, 08/15/25 (c)	653,231
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	884,680
500,000	Decatur Hospital Authority Revenue, Series A (RB) 5.00%, 09/01/24 (c)	530,830
265,000	District of Brazoria County, Texas, Series B-2 (RB) 4.95%, 12/01/17 (c)	271,153
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	409,684
	Gregg County Health Facilities Development Corp., Good Shepherd Health System, Series C (RB)
2,760,000	5.00%, 07/01/22 (c)	2,941,498
1,210,000	5.00%, 07/01/22 (c)	1,301,984
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,784,925
295,000	Harris County Industrial Development Corp. (RB) 5.00%, 12/01/19 (c)	318,281
Principal
Amount		Value

Texas: (continued)
$880,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	$911,601
595,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	628,534
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	693,454
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
280,000	5.00%, 11/01/18	290,688
400,000	5.00%, 11/01/22 (c)	444,320
280,000	5.00%, 11/01/22	319,757
600,000	5.25%, 11/01/20 (c)	659,400
105,000	Matagorda County District No. 1 (RB) (AMBAC) 4.55%, 05/01/30	116,420
1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB) 5.75%, 10/01/18 (c)	1,050,770
115,000	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB) 5.00%, 07/01/24	120,021
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	236,334
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,576,530
500,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center (RB) 5.00%, 08/15/21 (c)	496,940
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,373,927
1,000,000	5.13%, 08/15/21 (c)	1,005,560
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,507,114
100,000	5.00%, 11/15/24 (c)	107,049
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
440,000	5.00%, 07/01/25 (c)	437,276
100,000	5.00%, 07/01/25 (c)	99,877

See Notes to Financial Statements

124

Principal
Amount		Value

Texas: (continued)
	North East Texas Regional Mobility Authority (RB)
$600,000	5.00%, 01/01/26 (c)	$659,826
400,000	5.00%, 01/01/26 (c)	441,968
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	404,508
400,000	5.00%, 08/15/26 (c)	411,872
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,205,290
600,000	San Antonio Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 12/01/17 (c)	602,082
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 12/01/17 (c)	85,024
230,000	5.00%, 12/01/17 (c)	230,032
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	2,277,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,042,300
125,000	5.00%, 05/15/24 (c)	131,926
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB)
100,000	5.25%, 11/15/25 (c)	96,827
1,000,000	5.50%, 11/15/25 (c)	1,035,410
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 12/01/17 (c)	1,495,605
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living, Ventana Project, Series A (RB)
500,000	6.63%, 05/15/27 (c)	545,170
850,000	6.75%, 05/15/27 (c)	920,133
1,000,000	6.75%, 05/15/27 (c)	1,086,360
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
595,000	6.38%, 02/15/27 (c)	635,525
500,000	6.38%, 02/15/27 (c)	530,310
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
2,975,000	4.00%, 05/15/24 (c)	3,019,833
1,200,000	8.25%, 11/15/19 (c)	1,277,688
150,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 8.25%, 11/15/19 (c)	159,572
Principal
Amount		Value

Texas: (continued)
$1,150,000	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c)	$950,003
1,150,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,223,347
1,165,000	Texas Municipal Gas Acquisition and Supply Corp. I (RB) 5.25%, 12/15/26	1,385,022
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
1,095,000	5.25%, 12/15/18	1,141,373
310,000	5.25%, 12/15/21	349,643
170,000	5.25%, 12/15/22	195,237
1,180,000	5.25%, 12/15/23	1,372,493
375,000	5.25%, 12/15/24	441,064
220,000	5.25%, 12/15/25	260,124
390,000	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series D (RB) 6.25%, 12/15/26	478,226
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5,000	5.00%, 12/15/18	5,236
650,000	5.00%, 12/15/19	705,672
1,940,000	5.00%, 12/15/21	2,232,882
1,665,000	5.00%, 12/15/22 (c)	1,873,192
2,070,000	5.00%, 12/15/22 (c)	2,337,340
1,565,000	5.00%, 12/15/22 (c)	1,758,277
175,000	5.00%, 12/15/22 (c)	195,361
760,000	5.00%, 12/15/22 (c)	851,139
1,000,000	5.00%, 12/15/22 (c)	1,134,840
1,680,000	5.00%, 12/15/22 (c)	1,960,560
2,260,000	5.00%, 12/15/22	2,659,342
1,895,000	5.00%, 12/15/22 (c)	2,196,305
1,570,000	5.00%, 12/15/22 (c)	1,792,328
1,810,000	5.00%, 12/15/22 (c)	2,080,541
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	170,216
1,785,000	7.00%, 06/30/20 (c)	2,016,104
95,000	7.50%, 06/30/20 (c)	109,220
980,000	7.50%, 06/30/20 (c)	1,128,078
230,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB) 7.50%, 12/31/19 (c)	258,584

See Notes to Financial Statements

125

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien (RB)
$460,000	5.00%, 12/31/25 (c)	$505,867
230,000	5.00%, 12/31/25 (c)	254,304
515,000	7.00%, 09/01/23 (c)	606,912
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,947,172
1,500,000	5.00%, 08/15/24 (c)	1,667,325
600,000	5.00%, 08/15/24 (c)	681,438
850,000	5.00%, 08/15/24 (c)	958,647
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,008,240
1,000,000	6.25%, 09/01/25 (c)	1,010,360
1,000,000	6.38%, 09/01/25 (c)	1,011,850
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
320,000	6.00%, 01/01/21 (c)	341,530
885,000	7.00%, 01/01/21 (c)	964,482
1,115,000	7.13%, 01/01/21 (c)	1,210,254
	Tyler Health Facilities Development Corp. (RB)
1,320,000	5.25%, 12/01/17 (c)	1,302,998
675,000	5.25%, 12/01/17 (c)	667,858
3,435,000	5.38%, 12/01/17 (c)	3,391,513
	Tyler Health Facilities Development Corp., Series A (RB)
4,305,000	5.25%, 12/01/17 (c)	4,285,111
225,000	5.25%, 12/01/17 (c)	225,286
2,490,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	2,651,402
		138,522,430
Utah: 0.1%
1,405,000	Utah Charter School Finance Authority (RB) 5.38%, 06/15/27 (c)	1,405,436
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,167,463
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	949,858
		2,117,321
Virgin Islands: 0.8%
	Virgin Islands Public Finance Authority, Series A (RB)
3,885,000	5.00%, 10/01/20 (c)	2,311,575
450,000	5.00%, 10/01/20	328,370
3,280,000	5.00%, 10/01/20 (c)	1,951,600
Principal
Amount		Value

Virgin Islands: (continued)
$1,740,000	6.75%, 10/01/19 (c)	$1,046,175
1,125,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	669,375
	Virgin Islands Public Finance Authority, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	740,775
1,000,000	5.00%, 10/01/19	799,470
330,000	5.00%, 10/01/20 (c)	190,163
2,990,000	5.25%, 10/01/20 (c)	1,730,462
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	4.50%, 10/01/24 (c)	143,125
250,000	5.00%, 10/01/19 (c)	148,095
1,000,000	5.00%, 10/01/24 (c)	600,000
4,250,000	5.00%, 10/01/24 (c)	2,507,500
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	66,688
885,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	522,150
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 12/01/17 (c)	28,375
330,000	5.00%, 12/01/17 (c)	192,225
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 12/01/17 (c)	1,872,000
1,070,000	5.00%, 12/01/17 (c)	591,175
1,125,000	5.00%, 12/01/17 (c)	627,187
		17,066,485
Virginia: 1.8%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	638,976
1,000,000	5.00%, 01/01/23 (c)	1,014,470
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	505,410
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	252,525
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	206,138
500,000	5.40%, 03/01/25 (c)	514,895
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 07/01/26 (c)	1,115,980
1,000,000	5.00%, 07/01/26 (c)	1,123,150
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	673,757

See Notes to Financial Statements

126

Principal
Amount		Value

Virginia: (continued)
$380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	$412,741
1,000,000	County of Botetourt, Virginia, Series A (RB) 6.00%, 07/01/24 (c)	1,074,160
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	633,639
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	445,342
2,000,000	5.00%, 12/01/23 (c)	2,092,660
1,000,000	5.00%, 12/01/23 (c)	1,049,620
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,582,138
1,000,000	6.88%, 03/01/21 (c)	1,093,310
1,250,000	Halifax County Industrial Development Authority (RB) 2.15%, 09/01/20 (p)	1,274,137
	Hanover County, Virginia Economic Development Authority, Series A (RB)
420,000	4.00%, 07/01/22	439,446
1,500,000	5.00%, 07/01/22 (c)	1,551,555
1,500,000	5.00%, 07/01/22 (c)	1,555,410
4,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	5,021,272
670,000	Prince William County Industrial Development Authority (RB) 5.00%, 01/01/25 (c)	722,548
	Stafford County Economic Development Authority (RB)
480,000	4.00%, 06/15/26 (c)	486,629
300,000	5.00%, 06/15/26 (c)	331,812
2,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 11/16/17 (c)	1,931,060
17,175,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 11/16/17 (c) ^	1,336,902
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,000,000	5.00%, 07/01/25 (c)	2,090,480
1,000,000	5.00%, 07/01/25 (c)	1,072,400
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	332,838
1,145,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 12/01/17 (c)	1,145,195
Principal
Amount		Value

Virginia: (continued)
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
$735,000	5.50%, 07/01/22 (c)	$814,049
1,550,000	6.00%, 07/01/22 (c)	1,754,507
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
300,000	5.00%, 01/01/22 (c)	322,215
1,440,000	5.00%, 01/01/22 (c)	1,546,632
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.88%, 06/01/20 (p)	303,369
1,375,000	2.15%, 09/01/20 (p)	1,401,551
		39,862,918
Washington: 0.6%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,026,760
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	983,330
500,000	5.75%, 12/01/25 (c)	509,345
500,000	6.00%, 12/01/25 (c)	510,550
250,000	6.25%, 12/01/25 (c)	253,620
	Washington Health Care Facilities Authority, Central Washington Health Services (RB)
970,000	5.00%, 07/01/25 (c)	1,071,278
100,000	7.00%, 07/01/19 (c)	109,385
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,019,660
1,000,000	5.00%, 07/01/24 (c)	1,023,230
150,000	5.00%, 07/01/24 (c)	155,432
1,000,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.75%, 07/01/25 (c)	1,059,910
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
250,000	5.50%, 01/01/18 (c)	250,265
1,350,000	6.50%, 07/01/25 (c)	1,422,171
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,208,988
1,500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/25 (c)	1,577,595

See Notes to Financial Statements

127

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Washington: (continued)
$500,000	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB) 5.00%, 07/01/26 (c)	$508,760
		12,690,279
West Virginia: 0.6%
	County Commission of Monongalia, Series A (RB)
500,000	5.50%, 06/01/27 (c)	514,225
500,000	5.75%, 06/01/27 (c)	512,180
325,000	County of Brooke Commission, Series A (RB) 6.75%, 04/01/21 (c)	328,218
3,390,000	County of Pleasants West Virginia, Series F (RB) 5.25%, 12/01/17 (c)	3,299,995
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) (f) §	3,165,000
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,005,000	6.50%, 10/01/18 (c)	2,041,852
1,505,000	6.50%, 10/01/18 (c)	1,539,329
2,030,000	6.75%, 10/01/18 (c)	2,067,961
		13,468,760
Wisconsin: 1.1%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	574,155
5,000,000	7.00%, 12/01/27 (c)	5,779,700
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	107,917
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	252,148
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	476,046
500,000	5.13%, 02/01/26 (c)	469,150
1,500,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	1,485,045
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	540,035
Principal
Amount		Value

Wisconsin: (continued)
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
$250,000	5.00%, 06/15/26 (c)	$237,943
1,000,000	5.00%, 06/15/26 (c)	984,470
500,000	Public Finance Authority, Phoenix Academy Project (RB) 5.88%, 06/15/24 (c)	492,715
970,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	1,047,280
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,554,551
100,000	Public Finance Authority, Triad Educational Services, Inc., Seres A (RB) 5.50%, 06/15/25 (c)	101,109
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes (RB) 5.00%, 08/01/24 (c)	795,075
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,238,730
1,975,000	5.38%, 02/01/23 (c)	2,064,211
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,099,468
		23,299,748
Total Municipal Bonds (Cost: $2,101,250,518)		2,128,219,645

Number
of Shares
MONEY MARKET FUND: 0.5% (Cost: $11,507,933)
11,507,933	Dreyfus Government Cash Management Fund – Institutional Shares	11,507,933
Total Investments: 98.5% (Cost: $2,112,758,451)		2,139,727,578
Other assets less liabilities: 1.5%		31,543,813
NET ASSETS: 100.0%		$2,171,271,391

See Notes to Financial Statements

128

Definitions:
ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Convertible Capital Appreciation Bond
(f)	On the last coupon date only partial interest was paid
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,104,271 which represents 0.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,217,957 which represents 0.1% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	8.3%	$178,023,819
Health Care	22.8	487,401,603
Housing	1.3	26,735,978
Industrial Revenue	15.8	338,931,198
Leasing	2.3	48,249,612
Local	6.1	130,649,443
Power	1.3	27,639,713
Solid Waste/Resource Recovery	0.0	693,038
Special Tax	8.2	174,390,487
State	3.2	68,730,549
Tobacco	21.3	455,097,798
Transportation	7.0	150,631,651
Water & Sewer	1.9	41,044,756
Money Market Fund	0.5	11,507,933
	100.0%	$2,139,727,578

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$2,128,219,645	$—	$2,128,219,645
Money Market Fund	11,507,933	—	—	11,507,933
Total	$11,507,933	$2,128,219,645	$—	$2,139,727,578

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

129

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 95.5%
Arizona: 3.9%
$500,000	Pinal County Electric District No 3 (RB) 5.25%, 07/01/21 (c)	$570,240
California: 17.8%
215,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	229,153
190,000	California State Public Works Board, Series I-1 (RB) 6.13%, 11/01/19 (c)	209,127
140,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 04/01/19 (c)	147,882
200,000	City of Los Angeles CA Wastewater System Revenue, Series A (RB) 6.00%, 06/01/21	233,774
175,000	Clovis California Unified School District, Series A (GO) 0.00%, 08/01/19 ^	171,528
200,000	Contra Costa Transportation Authority, Series B (RB) 5.00%, 03/01/20 (c)	218,186
200,000	East Bay Municipal Utility District Wastewater System Revenue, Series A (RB) 5.00%, 06/01/20 (c)	219,952
230,000	Foothill Eastern Transportation Corridor Agency, Toll Road, Senior Lien, Series A (RB) 0.00%, 01/01/20 ^	224,025
500,000	Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/29 ^	383,090
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	400,087
175,000	University of California, Series O (RB) 5.75%, 05/15/19 (c)	187,556
		2,624,360
Colorado: 2.7%
100,000	Park Creek Metropolitan District (GO) 6.25%, 12/01/19 (c)	110,454
250,000	University of Colorado, Series A (RB) 5.00%, 06/01/21 (c)	282,725
		393,179
Florida: 5.0%
150,000	Brevard County Health Facilities Authority, Series B (RB) 7.00%, 04/01/19 (c)	162,248
100,000	City of Orlando FL, Series A (RB) 5.00%, 05/01/24 (c)	120,696
285,000	Florida Municipal Power Agency, Series A (RB) 5.25%, 10/01/19 (c)	307,392
Principal
Amount		Value

Florida: (continued)
$140,000	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP) (AGO) 5.25%, 02/01/19 (c)	$147,265
		737,601
Georgia: 7.7%
	City of Atlanta GA Water & Wastewater Revenue, Series A (RB)
190,000	6.00%, 11/01/19 (c)	208,143
650,000	6.25%, 11/01/19 (c)	715,267
100,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	104,568
100,000	Thomasville Hospital Authority (RB) 5.25%, 11/01/20 (c)	111,805
		1,139,783
Kentucky: 3.1%
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
100,000	6.00%, 06/01/20 (c)	112,024
300,000	6.50%, 06/01/20 (c)	339,870
		451,894
Louisiana: 1.2%
150,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series B (RB) 6.00%, 10/01/20 (c)	170,186
Maryland: 5.8%
	County of Montgomery, Public Improvement, Series A (GO)
220,000	5.00%, 07/01/19 (c)	234,179
110,000	5.00%, 07/01/19 (c)	117,090
	State of Maryland, Second Series B (GO)
260,000	5.00%, 08/01/19 (c)	277,589
220,000	5.00%, 08/15/19 (c)	235,211
		864,069
Massachusetts: 2.0%
200,000	Massachusetts Health & Educational Facilities Authority, Series A (RB) 5.00%, 12/15/19 (c)	216,294
80,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	83,798
		300,092
Minnesota: 1.1%
150,000	State of Minnesota, Series A (GO) 5.00%, 12/01/19 (c)	161,838
Mississippi: 2.1%
265,000	Mississippi Development Bank, Marshall County Industrial Development Authority (RB) 5.00%, 01/01/22 (c)	303,915
New Hampshire: 0.9%
120,000	New Hampshire Business Finance Authority, Series A (RB) 6.13%, 10/01/19 (c)	131,292

See Notes to Financial Statements

130

Principal
Amount		Value

New Jersey: 3.2%
$190,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 01/01/20 (c)	$205,586
250,000	State of New Jersey, Series A (CP) 5.25%, 06/15/19 (c)	266,313
		471,899
New York: 8.1%
95,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	100,978
300,000	New York State Dormitory Authority (RB) 5.50%, 07/01/20 (c)	333,465
145,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	154,493
	Triborough Bridge & Tunnel Authority, Series B (RB)
200,000	5.20%, 01/01/22 (c)	231,688
325,000	5.50%, 01/01/22 (c)	373,259
		1,193,883
North Carolina: 2.6%
205,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 5.00%, 01/01/19 (c)	214,241
165,000	North Carolina Municipal Power Agency No 1, Series A (RB) 5.00%, 01/01/19 (c)	172,438
		386,679
Ohio: 6.9%
320,000	City of Columbus, Series A (GO) 5.00%, 08/15/23 (c)	381,059
210,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	227,833
130,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Series A (RB) 5.00%, 12/01/19 (c)	140,260
250,000	State of Ohio, Series A (GO) 4.00%, 05/01/21 (c)	273,543
		1,022,695
Oregon: 3.8%
190,000	Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	200,338
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	137,073
210,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	222,407
		559,818
Principal
Amount		Value

Pennsylvania: 1.7%
$100,000	Commonwealth of Pennsylvania (GO) 5.00%, 04/15/19 (c)	$105,590
135,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	144,411
		250,001
Puerto Rico: 1.0%
145,000	Puerto Rico Highway & Transportation Authority, Series AA (RB) (NATL) 5.50%, 07/01/19	155,238
Rhode Island: 1.2%
150,000	State of Rhode Island, Series A (GO) 5.50%, 08/01/21 (c)	173,145
Texas: 7.4%
150,000	City of Houston TX Combined Utility System Revenue (RB) 5.38%, 05/15/19 (c)	159,597
425,000	City of Laredo, Waterworks and Sewer System (RB) 5.25%, 03/01/20 (c)	463,713
120,000	Harris County Cultural Education Facilities Finance Corp., Series D (RB) 5.13%, 11/15/18 (c)	125,012
	Keller Independent School District/TX (GO)
180,000	5.25%, 02/15/19 (c)	189,392
150,000	5.50%, 02/15/19 (c)	158,304
		1,096,018
Virginia: 3.1%
415,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	453,595
Washington: 0.7%
100,000	City of Seattle WA Municipal Light & Power Revenue (RB) 5.50%, 04/01/19 (c)	106,213
Wisconsin: 2.5%
100,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/22 (c)	115,543
245,000	Wisconsin Health & Educational Facilities Authority, Series C (RB) 5.13%, 04/01/19 (c)	258,759
		374,302
Total Municipal Bonds (Cost: $13,976,930)		14,091,935

See Notes to Financial Statements

131

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number
of Shares		Value

MONEY MARKET FUND: 3.2% (Cost: $474,267)
474,267	Dreyfus Government Cash Management Fund – Institutional Shares	$474,267
Total Investments: 98.7% (Cost: $14,451,196)		14,566,202
Other assets less liabilities: 1.3%		199,168
NET ASSETS: 100.0%		$14,765,370

Definitions:

AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	10.4%	$1,517,296
Health Care	11.3	1,646,263
Leasing	8.0	1,170,674
Local	9.4	1,362,006
Power	10.5	1,530,121
Special Tax	4.6	676,293
State	11.5	1,676,180
Transportation	16.8	2,448,195
Water & Sewer	14.2	2,064,907
Money Market Fund	3.3	474,267
	100.0%	$14,566,202

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$14,091,935	$—	$14,091,935
Money Market Fund	474,267	—	—	474,267
Total	$474,267	$14,091,935	$—	$14,566,202

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

132

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.3%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 12/01/17 (c)	$150,414
150,000	6.45%, 12/01/17 (c)	150,414
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	61,799
		362,627
Arizona: 2.4%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
175,000	5.00%, 02/01/20	187,539
125,000	5.00%, 02/01/21	137,270
690,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 12/01/17 (c)	690,842
200,000	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB) 5.00%, 07/01/26	218,338
125,000	Citi of Phoenix Civic Improvement Corp. Junior, Lien Airport, Series A (RB) 5.00%, 07/01/20 (c)	136,793
95,000	Industrial Development Authority of County of Pima, Education Facility Revenue Bonds (RB) 4.38%, 07/01/26	86,176
	Industrial Development Authority of the City of Phoenix, Series A (RB)
375,000	3.00%, 07/01/20	376,327
500,000	4.00%, 07/01/25	514,960
250,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	266,192
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	73,592
50,000	5.25%, 12/01/23	58,448
65,000	5.25%, 12/01/24	76,949
10,000	5.25%, 12/01/28	12,129
		2,835,555
Arkansas: 0.3%
340,000	County of Pulaski, Children’s Hospital Project (RB) 5.50%, 03/01/19 (c)	359,468
California: 10.8%
375,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge, Series S-4 (RB) 5.00%, 04/01/23 (c)	444,716
210,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 12/01/17 (c)	210,500
Principal
Amount		Value

California: (continued)
$320,000	California Health Facilities Financing Authority Revenue Bonds, Series E (RB) 5.63%, 07/01/19 (c)	$343,914
250,000	California Health Facilities Financing Authority Revenue Bonds, Series G (RB) 5.50%, 07/01/18 (c)	257,592
	California Municipal Finance Authority, Community Medical Center, Series A (RB)
50,000	5.00%, 02/01/27 (c)	59,398
50,000	5.00%, 02/01/27	59,942
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	521,135
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	159,695
330,000	California Public Finance Authority, NCCD - Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	376,375
	California State Public Works Board Lease Revenue Bonds, Series A (RB)
200,000	5.00%, 09/01/20	221,086
300,000	5.00%, 09/01/21	340,980
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
250,000	3.00%, 11/01/22	250,732
500,000	3.50%, 11/01/27	502,790
160,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	175,142
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	402,027
25,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	26,124
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	435,049
225,000	East Side Union High School District, Series B (GO) 5.25%, 02/01/26	279,049
160,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	168,434
600,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	682,224

See Notes to Financial Statements

133

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
$500,000	5.00%, 06/01/23	$578,825
500,000	5.00%, 06/01/25	586,575
125,000	5.00%, 06/01/26	147,410
205,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	215,176
500,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	598,905
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	290,887
41,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	44,467
100,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	104,073
325,000	Los Angeles Municipal Improvement Corporation, Series A (RB) 5.00%, 11/01/20	361,657
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	872,347
	Palomar Health (RB)
250,000	5.00%, 11/01/25	290,720
90,000	5.00%, 11/01/26 (c)	104,719
	Port of Oakland, Series O (RB)
500,000	5.00%, 05/01/19	527,880
230,000	5.00%, 05/01/20	250,785
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	583,150
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	131,584
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	99,138
195,000	San Francisco International Airport Second Series Revenue Refunding Bonds, Series D (RB) 5.00%, 05/01/21 (c)	218,098
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	114,103
100,000	San Jose Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 12/01/17 (c)	100,333
75,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	79,402
Principal Amount		Value

California: (continued)
$645,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	$644,536
		12,861,674
Colorado: 1.6%
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	493,425
5,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 07/01/19 (c)	5,286
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 12/01/17 (c)	250,150
85,000	Colorado Health Facilities Authority, Hospital Revenue Bonds (RB) 5.00%, 05/15/26 (c)	101,576
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	180,381
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	137,808
500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	524,890
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	179,739
		1,873,255
Connecticut: 2.5%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	394,879
100,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	107,024
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	260,155
250,000	5.50%, 02/01/23	262,262
200,000	State of Connecticut, Series B (GO) 5.00%, 04/15/22 (c)	225,074
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	274,177
100,000	5.00%, 11/01/21 (c)	111,104
	University of Connecticut, Series A (RB)
815,000	5.00%, 02/15/21 (c)	897,559
380,000	5.00%, 03/15/25	448,609
		2,980,843

See Notes to Financial Statements

134

Principal Amount		Value

District of Columbia: 0.2%
$250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	$257,685
Florida: 2.9%
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	496,685
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	547,730
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 12/01/17 (c)	200,294
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	522,510
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	251,970
200,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	214,542
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	292,695
250,000	5.00%, 10/01/24	296,425
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	260,125
250,000	School District of St. Lucie County, Florida Sales Tax (RB) (AGM) 5.00%, 10/01/25	300,382
100,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	107,399
		3,490,757
Georgia: 1.9%
250,000	Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	253,432
260,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	278,725
160,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	173,864
325,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	327,733
Principal Amount		Value

Georgia: (continued)
$135,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/25	$159,847
130,000	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB) 5.50%, 09/15/23	152,170
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	281,890
560,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	601,569
		2,229,230
Guam: 1.1%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	804,322
250,000	Government of Guam, Business Privilege Tax Refunding Bonds, Series D (RB) 5.00%, 11/15/25 (c)	278,160
270,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	280,349
		1,362,831
Hawaii: 0.1%
130,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 12/01/17 (c)	130,390
Illinois: 13.9%
275,000	Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/19	289,077
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 12/01/17 (c)	65,280
60,000	5.00%, 12/01/18	61,053
	Chicago Board of Education, Series C (GO)
100,000	5.00%, 12/01/18 (c)	99,912
500,000	5.00%, 12/01/18 (c)	504,480
250,000	5.25%, 12/01/18 (c)	251,762
	Chicago Board of Education, Series F (GO)
500,000	5.00%, 12/01/19	514,100
345,000	5.00%, 12/01/20	353,487
625,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	640,612
95,000	City of Chicago, General Obligation Bonds, Refunding Series C (GO) 5.00%, 01/01/22	103,118
	City of Chicago, Series A (GO)
500,000	5.00%, 01/01/20	527,020
500,000	5.00%, 01/01/20 (c)	521,210
200,000	5.00%, 01/01/20 (c)	207,036
150,000	City of Chicago, Series B (GO)
	5.00%, 01/01/20	158,106

See Notes to Financial Statements

135

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Illinois: (continued)
	City of Chicago, Series C (GO)
$660,000	5.00%, 01/01/23	$724,007
200,000	5.00%, 01/01/25	221,526
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	556,740
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 12/01/17 (c)	60,169
100,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 5.00%, 02/15/27 (c)	115,662
500,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.75%, 10/01/19 (c)	532,300
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	54,821
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,120,450
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	253,497
100,000	Illinois General Obligation Bonds, Series A (GO) 5.00%, 06/01/21	106,915
	Illinois Railsplitter Tobacco Settlement Authority (RB)
380,000	5.00%, 06/01/19	402,477
70,000	5.13%, 06/01/19	74,277
160,000	5.25%, 06/01/20	175,685
75,000	5.25%, 06/01/21	84,628
70,000	5.38%, 06/01/21	79,290
135,000	5.50%, 06/01/21 (c)	152,846
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
40,000	5.00%, 06/15/22 (c)	43,951
750,000	5.00%, 06/15/22 (c)	803,520
35,000	5.00%, 12/15/22	38,701
	State of Illinois (GO)
275,000	4.00%, 03/01/22 (c)	279,917
80,000	4.00%, 08/01/22 (c)	81,662
300,000	4.13%, 03/01/22 (c)	303,369
500,000	5.00%, 06/01/19	524,735
500,000	5.00%, 01/01/20 (c)	521,955
325,000	5.00%, 01/01/20	341,227
50,000	5.00%, 07/01/21	53,515
600,000	5.00%, 05/01/22	646,728
700,000	5.00%, 08/01/22	756,336
700,000	5.00%, 08/01/23	760,270
150,000	5.00%, 02/01/24 (c)	162,695
100,000	5.00%, 02/01/24	108,346
200,000	5.00%, 01/01/26	218,462
100,000	5.00%, 06/01/26	109,173
270,000	5.50%, 07/01/23 (c)	298,096
60,000	5.50%, 07/01/23 (c)	66,406
Principal Amount		Value

Illinois: (continued)
	State of Illinois, Series A (GO)
$220,000	4.00%, 09/01/18 (c)	$220,383
305,000	4.00%, 01/01/21	315,062
170,000	4.00%, 01/01/22 (c)	174,855
100,000	4.00%, 01/01/22 (c)	101,840
105,000	4.00%, 01/01/22	108,786
100,000	4.00%, 01/01/22 (c)	100,224
50,000	4.00%, 01/01/22 (c)	51,744
210,000	4.75%, 09/01/18 (c)	212,035
100,000	Will County Community High School District No. 210, Series B (GO) 0.00%, 01/01/28 ^	56,093
		16,471,629
Indiana: 0.5%
215,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	222,452
325,000	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB) 5.00%, 10/01/19	348,231
		570,683
Iowa: 4.6%
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
3,565,000	5.00%, 12/01/19	3,696,727
500,000	5.25%, 12/01/23 (c)	533,700
750,000	5.50%, 12/01/18 (c)	768,240
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
380,000	2.50%, 10/01/20	377,986
130,000	4.00%, 10/01/25	129,386
		5,506,039
Kansas: 0.2%
125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	129,819
90,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 12/01/17 (c)	90,147
		219,966
Kentucky: 0.3%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	11,013
100,000	Kentucky Economic Development Finance Authority, Series A (RB) 5.00%, 05/15/26	111,297
200,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/20	218,540
		340,850

See Notes to Financial Statements

136

Principal Amount		Value

Louisiana: 2.4%
	City of New Orleans, Louisiana Sewerage Service (RB)
$625,000	5.00%, 06/01/19	$660,344
320,000	5.00%, 06/01/20	348,752
20,000	5.00%, 06/01/22	22,820
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 5.50%, 11/15/25	660,864
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) * §	3,297
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	5,213
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	754,105
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	248,106
80,000	5.00%, 05/15/21	88,125
		2,791,626
Maine: 0.2%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	92,498
155,000	5.00%, 07/01/20	161,259
		253,757
Maryland: 2.8%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	259,650
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	209,116
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	206,694
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	734,643
250,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	256,435
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
850,000	5.00%, 07/01/19	898,543
190,000	5.00%, 07/01/24	221,012
Principal Amount		Value

Maryland: (continued)
$500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	$501,070
		3,287,163
Massachusetts: 0.6%
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	151,120
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	117,069
500,000	Massachusetts State Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	503,740
		771,929
Michigan: 1.7%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	55,116
700,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/01/17 (c)	689,318
500,000	Michigan Strategic Fund, Series A (TA) 4.13%, 07/01/18 (c) (p)	507,510
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
670,000	5.13%, 11/16/17 (c)	668,486
80,000	5.25%, 11/16/17 (c)	79,998
		2,000,428
Minnesota: 0.6%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	102,474
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	188,282
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	259,737
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	125,749
		676,242
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 11/27/17 (c)	20,063
Missouri: 0.6%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	498,270

See Notes to Financial Statements

137

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Missouri: (continued)
$250,000	Industrial Development Authority of the City of St. Louis, Series a (RB) 3.88%, 11/15/26 (c)	$254,872
		753,142
Montana: 0.4%
500,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	494,620
Nevada: 1.0%
500,000	City of Reno, Nevada Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 12/01/17 (c)	499,985
100,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	119,156
500,000	State of Nevada Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	528,610
		1,147,751
New Hampshire: 0.3%
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	297,369
New Jersey: 8.5%
75,000	City of Atlantic City, New Jersey, Series (GO) 5.00%, 12/01/20	72,398
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	215,143
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	816,555
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	82,756
100,000	4.25%, 06/15/22 (c)	103,386
600,000	5.00%, 06/15/19	630,198
500,000	5.00%, 06/15/20	538,480
165,000	5.00%, 06/15/22	184,185
150,000	5.00%, 06/15/22 (c)	166,053
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
125,000	4.88%, 09/15/19	129,851
225,000	5.13%, 08/20/22 (c)	248,015
50,000	5.75%, 09/15/22 (c)	55,443
400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	419,348
100,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	105,570
Principal Amount		Value

New Jersey: (continued)
$520,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB) 5.25%, 03/01/21 (c)	$557,482
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
500,000	5.00%, 03/01/23 (c)	547,615
250,000	5.00%, 03/01/23 (c)	276,397
250,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/21	272,017
375,000	New Jersey Economic Development Authority, Series XX (RB) 5.00%, 06/15/21	410,235
250,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	283,957
100,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	111,820
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	425,400
265,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	298,681
350,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	382,392
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	754,805
300,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	334,356
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	79,341
250,000	5.00%, 06/01/20	271,600
100,000	5.00%, 06/01/27	116,725
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,085,000	4.50%, 11/16/17 (c)	1,103,977
75,000	5.00%, 11/16/17 (c)	75,115
		10,069,296
New Mexico: 0.2%
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.88%, 10/01/21 (p)	248,828

See Notes to Financial Statements

138

Principal Amount		Value

New York: 5.3%
	Brooklyn Arena Local Development Corp. PILOT Revenue Refunding Bonds, Series A (RB)
$400,000	5.00%, 07/15/23	$462,492
250,000	5.00%, 07/15/24	292,207
100,000	5.00%, 07/15/26	118,410
100,000	5.00%, 01/15/27 (c)	117,116
100,000	5.00%, 01/15/27 (c)	118,180
700,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	713,797
500,000	Long Island Power Authority Electric System General Revenue Bond, Series A (RB) 6.00%, 05/01/19 (c)	536,440
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 12/01/17 (c)	25,069
100,000	5.00%, 12/01/17 (c)	100,299
65,000	5.00%, 12/01/17 (c)	65,204
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	118,708
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	344,805
300,000	5.00%, 06/01/27 (c)	343,713
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	50,347
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	749,715
305,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	322,193
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
125,000	5.00%, 08/01/19	131,051
135,000	5.00%, 08/01/21 (c)	145,340
35,000	5.00%, 08/01/21	38,268
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	38,656
50,000	5.00%, 01/01/22	56,262
190,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	206,232
Principal Amount		Value

New York: (continued)
$25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	$27,749
185,000	Suffolk County, New York, Series A (GO) 5.00%, 05/15/20	201,585
500,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/18 (c)	504,565
	Town of Oyster Bay, New York Public Improvement (GO)
55,000	3.00%, 12/01/17 (c)	53,993
95,000	3.00%, 12/01/17 (c)	93,946
35,000	3.00%, 12/01/17 (c)	34,836
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	82,282
70,000	5.00%, 06/01/27	82,926
80,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	85,358
		6,261,744
North Carolina: 0.5%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	165,294
350,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/25	415,380
		580,674
Ohio: 6.8%
250,000	American Municipal Power Prairie State Energy Campus Project, Series A (RB) (AGO) 5.25%, 02/15/19 (c)	263,210
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,800,000	5.13%, 11/16/17 (c)	3,562,500
1,200,000	5.38%, 11/16/17 (c)	1,140,888
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	99,681
250,000	County of Allen, Ohio Hospital Facilities Revenue Bonds, Series B (RB) 5.00%, 09/01/20 (c)	274,490
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	52,551
135,000	5.00%, 02/15/20	142,510
	Cuyahoga County, Ohio Hospital, Metrohealth System (RB)
250,000	5.00%, 02/15/25	283,190
50,000	5.00%, 02/15/26	56,893
250,000	5.00%, 02/15/27	285,675

See Notes to Financial Statements

139

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

((unaudited) (continued)

Principal Amount		Value

Ohio: (continued)
$10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	$10,390
1,285,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	637,681
420,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	434,872
340,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	164,526
780,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	381,139
500,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (p)	242,215
		8,032,411
Oklahoma: 0.6%
500,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c)	517,890
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/21/17 (c)	191,925
		709,815
Oregon: 0.1%
115,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	119,566
Pennsylvania: 6.2%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	232,871
	Allentown Neighborhood Improvement Zone, Authority Tax (RB)
250,000	5.00%, 05/01/22	272,537
250,000	5.00%, 05/01/27	284,410
650,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	314,795
80,000	City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Series 13 (RB) 5.00%, 08/01/25	96,315
85,000	County of Allegheny, Series C (GO) 5.00%, 11/01/26	103,171
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	252,740
850,000	5.00%, 10/15/27	883,498
Principal Amount		Value

Pennsylvania: (continued)
$135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	$150,015
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	242,880
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	128,408
175,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	182,338
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
425,000	5.00%, 06/30/19	449,667
160,000	5.00%, 12/31/19	171,947
80,000	5.00%, 12/31/20	88,383
250,000	5.00%, 12/31/21	282,485
125,000	5.00%, 12/31/23	145,695
650,000	5.00%, 12/31/24	766,694
550,000	5.00%, 06/30/26 (c)	652,696
130,000	5.00%, 06/30/26	154,830
500,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	504,030
250,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A (RB) 5.00%, 06/01/19 (c)	264,950
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	160,508
100,000	Philadelphia Gas Works, Fourteenth Series (RB) 5.00%, 10/01/26	121,557
100,000	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB) 5.00%, 11/24/17 (c)	100,246
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	250,175
125,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	129,568
		7,387,409

See Notes to Financial Statements

140

Principal Amount		Value

Rhode Island: 0.6%
$155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	$189,174
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	541,480
		730,654
South Carolina: 0.8%
100,000	Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	118,795
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	354,366
500,000	South Carolina Jobs-Economic Development Authority, Woodlands at Fuman (RB) 4.00%, 11/15/24 (c)	503,775
		976,936
Tennessee: 0.5%
	Clarksville Natural Gas Acquisition Corp. (RB)
200,000	5.00%, 12/15/19	213,938
25,000	5.00%, 12/15/21	27,846
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	91,644
250,000	Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series C (RB) 5.00%, 02/01/19	261,020
		594,448
Texas: 7.2%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	143,155
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	582,983
1,000,000	4.75%, 07/01/24	1,095,650
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	536,390
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	429,112
100,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	104,958
Principal Amount		Value

Texas: (continued)
$35,000	Dallas/Fort Worth International Airport Joint Revenue Refunding Bonds, Series E (RB) 4.00%, 11/01/19	$36,793
120,000	Dallas/Fort Worth International Airport Joint, Series F (RB) 5.00%, 11/01/20 (c)	132,376
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	350,075
300,000	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB) 5.00%, 11/15/20	330,579
100,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	102,805
470,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	487,940
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	104,451
100,000	5.00%, 07/01/24	104,366
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
250,000	3.38%, 08/15/21	249,948
100,000	4.00%, 08/15/21 (c)	99,922
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	95,446
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	85,244
85,000	5.50%, 08/01/22	99,119
55,000	5.50%, 08/01/24	66,244
125,000	5.50%, 08/01/25	151,945
110,000	5.50%, 08/01/27	135,705
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	504,540
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	203,014
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	540,835
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
75,000	5.25%, 12/15/18	78,176
20,000	5.25%, 12/15/19	21,506
240,000	5.25%, 12/15/21	270,691

See Notes to Financial Statements

141

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$155,000	5.25%, 12/15/22	$178,010
15,000	5.25%, 12/15/23	17,447
60,000	5.25%, 12/15/24	70,570
100,000	5.25%, 12/15/25	118,238
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
20,000	5.00%, 12/15/18	20,943
115,000	5.00%, 12/15/21	132,362
70,000	5.00%, 12/15/22 (c)	81,130
105,000	5.00%, 12/15/22	123,554
115,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	122,737
500,000	Tyler Health Facilities Development Corp., Series A (RB) 5.25%, 12/01/17 (c)	497,690
		8,506,649
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	164,016
Virgin Islands: 1.7%
	Virgin Islands Public Finance Authority, Series A (RB)
250,000	5.00%, 10/01/19 (c)	148,750
500,000	5.00%, 10/01/20 (c)	297,500
800,000	5.00%, 10/01/20	583,768
45,000	6.75%, 10/01/19	36,032
	Virgin Islands Public Finance Authority, Series B (RB)
30,000	5.00%, 10/01/19 (c)	17,850
400,000	5.00%, 10/01/19	319,788
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	444,285
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 12/01/17 (c)	42,563
150,000	5.00%, 12/01/17 (c)	87,375
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 12/01/17 (c)	30,663
		2,008,574
Virginia: 1.5%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,914
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	97,483
125,000	5.00%, 12/01/24	140,414
270,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	281,956
Principal Amount		Value

Virginia: (continued)
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
$680,000	1.88%, 06/01/20 (p)	$687,636
500,000	2.15%, 09/01/20 (p)	509,655
		1,743,058
Washington: 1.5%
105,000	Clark County Public Utility District No 1, Electric System Revenue (RB) 5.00%, 01/01/26 (c)	126,076
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	157,632
750,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 01/01/18 (c)	750,795
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	246,353
500,000	4.00%, 01/01/25 (c)	521,525
		1,802,381
West Virginia: 0.6%
475,000	County Commission OF Monongalia, Series A (RB) 4.50%, 06/01/27	475,788
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	179,766
65,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.25%, 10/01/18 (c)	66,414
		721,968
Wisconsin: 1.4%
250,000	Public Finance Authority Educational, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	250,125
200,000	Public Finance Authority North Carolina Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	197,420
670,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	723,379
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes (RB)
250,000	3.50%, 08/01/22	251,070
250,000	5.00%, 08/01/24 (c)	265,025
		1,687,019
Total Municipal Bonds (Cost: $118,746,797)		116,693,018

See Notes to Financial Statements

142

Number of Shares		Value

MONEY MARKET FUND: 0.6% (Cost: $780,096)
780,096	Dreyfus Government Cash Management Fund – Institutional Shares	$780,096
Total Investments: 98.9% (Cost: $119,526,893)		117,473,114
Other assets less liabilities: 1.1%		1,248,314
NET ASSETS: 100.0%		$118,721,428

Definitions:

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $8,510 which represents 0.0% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	9.0%	$10,569,547
Health Care	17.5	20,547,714
Housing	0.9	1,055,257
Industrial Revenue	22.8	26,747,112
Leasing	4.7	5,569,722
Local	6.2	7,306,770
Power	2.3	2,726,142
Solid Waste/Resource Recovery	0.6	697,828
Special Tax	10.9	12,857,017
State	7.7	8,983,811
Tobacco	9.1	10,675,637
Transportation	5.5	6,513,094
Water & Sewer	2.1	2,443,367
Money Market Fund	0.7	780,096
	100.0%	$117,473,114

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$116,693,018	$—	$116,693,018
Money Market Fund	780,096	—	—	780,096
Total	$780,096	$116,693,018	$—	$117,473,114

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

143

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2017 (unaudited)

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Assets:
Investments, at value (1)	$1,731,500,454	$176,316,195	$245,538,135
Cash	—	—	—
Receivables:
Investment securities sold	—	424,220	15,828
Shares sold	2,414,106	—	—
Interest	20,484,070	2,225,066	2,954,904
Prepaid expenses	—	—	—
Total assets	1,754,398,630	178,965,481	248,508,867

Liabilities:
Payables:
Investment securities purchased	1,398,496	798,625	2,024,381
Due to Adviser	356,153	35,562	41,912
Due to custodian	—	—	—
Deferred Trustee fees	3,000	1,517	1,600
Accrued expenses	—	—	—
Total liabilities	1,757,649	835,704	2,067,893
NET ASSETS	$1,752,640,981	$178,129,777	$246,440,974
Shares outstanding	72,600,000	8,850,000	14,050,000
Net asset value, redemption and offering price per share	$24.14	$20.13	$17.54

Net assets consist of:
Aggregate paid in capital	$1,721,572,646	$176,840,214	$246,893,578
Net unrealized appreciation (depreciation)	23,010,304	2,014,805	(174,736)
Undistributed net investment income	3,442,342	473,844	267,549
Accumulated net realized gain (loss)	4,615,689	(1,199,086)	(545,417)
	$1,752,640,981	$178,129,777	$246,440,974
(1) Cost of investments	$1,708,490,150	$174,301,390	$245,712,871

See Notes to Financial Statements

144

CEF Municipal Income ETF	High-Yield Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF

$99,731,558	$2,139,727,578	$14,566,202	$117,473,114
—	1,482,384	—	—

—	3,251	—	—
—	—	—	—
303,537	36,248,359	203,046	1,783,621
718	—	—	—
100,035,813	2,177,461,572	14,769,248	119,256,735

—	5,551,783	—	500,000
25,787	635,214	3,013	35,307
151,596	—	—	—
2,428	3,184	865	—
61,747	—	—	—
241,558	6,190,181	3,878	535,307
$99,794,255	$2,171,271,391	$14,765,370	$118,721,428
3,750,000	69,600,000	600,000	4,850,000

$26.61	$31.20	$24.61	$24.48

$105,689,084	$2,173,913,904	$15,178,026	$123,522,509
(3,574,437)	26,969,127	115,006	(2,053,779)
368,201	14,523,847	11,376	650,491
(2,688,593)	(44,135,487)	(539,038)	(3,397,793)
$99,794,255	$2,171,271,391	$14,765,370	$118,721,428
$103,305,995	$2,112,758,451	$14,451,196	$119,526,893

See Notes to Financial Statements

145

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2017 (unaudited)

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Income:
Dividends	$—	$4,774	$—
Interest	20,617,585	2,757,208	1,782,696
Total income	20,617,585	2,761,982	1,782,696

Expenses:
Management fees	2,027,203	207,879	253,251
Professional fees	—	—	—
Insurance	—	—	—
Trustees’ fees and expenses	—	—	—
Reports to shareholders	—	—	—
Indicative optimized portfolio value fee	—	—	—
Custodian fees	—	—	—
Registration fees	—	—	—
Transfer agent fees	—	—	—
Fund accounting fees	—	—	—
Interest	181	12	—
Other	—	—	—
Total expenses	2,027,384	207,891	253,251
Waiver of management fees	—	—	—
Net expenses	2,027,384	207,891	253,251
Net investment income	18,590,201	2,554,091	1,529,445

Net realized gain (loss) on:
Investments	51,413	650,814	35,485
In-kind redemptions	4,660,919	324,383	101,704
Net realized gain (loss)	4,712,332	975,197	137,189

Net change in unrealized appreciation (depreciation) on:
Investments	25,129,938	3,139,434	269,802
Net change in unrealized appreciation (depreciation)	25,129,938	3,139,434	269,802
Net Increase in Net Assets Resulting from Operations	$48,432,471	$6,668,722	$1,936,436

See Notes to Financial Statements

146

CEF Municipal Income ETF	High-Yield Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF

$2,408,491	$68,215	$1,539	$6,056
—	49,261,844	104,079	1,955,984
2,408,491	49,330,059	105,618	1,962,040

188,626	3,726,070	17,907	207,773
20,036	—	—	—
556	—	—	—
792	—	—	—
12,623	—	—	—
2,461	—	—	—
2,361	—	—	—
2,547	—	—	—
1,210	—	—	—
2,281	—	—	—
1,437	285	—	151
3,748	—	—	—
238,678	3,726,355	17,907	207,924
(48,615)	—	—	—
190,063	3,726,355	17,907	207,924
2,218,428	45,603,704	87,711	1,754,116

(331,608)	(7,754,277)	(8,232)	(808,567)
—	6,678,482	—	—
(331,608)	(1,075,795)	(8,232)	(808,567)

176,325	29,971,436	(1,885)	1,883,595
176,325	29,971,436	(1,885)	1,883,595
$2,063,145	$74,499,345	$77,594	$2,829,144

See Notes to Financial Statements

147

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AMT-Free Intermediate Municipal Index ETF		AMT-Free Long Municipal Index ETF
	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(unaudited)		(unaudited)
Operations:
Net investment income	$18,590,201	$34,041,623	$2,554,091	$4,945,962
Net realized gain (loss)	4,712,332	6,453,189	975,197	188,901
Net change in unrealized appreciation (depreciation)	25,129,938	(58,493,964)	3,139,434	(7,882,824)
Net increase (decrease) in net assets resulting from operations	48,432,471	(17,999,152)	6,668,722	(2,747,961)
Dividends to shareholders:
Dividends from net investment income	(18,276,850)	(33,484,380)	(2,520,560)	(4,932,080)
Share transactions:**
Proceeds from sale of shares	346,658,225	599,111,932	46,045,121	58,358,486
Cost of shares redeemed	(216,684,702)	(373,915,530)	(34,028,810)	(45,004,975)
Increase (Decrease) in net assets resulting from share transactions	129,973,523	225,196,402	12,016,311	13,353,511
Total increase (decrease) in net assets	160,129,144	173,712,870	16,164,473	5,673,470
Net Assets, beginning of period	1,592,511,837	1,418,798,967	161,965,304	156,291,834
Net Assets, end of period†	$1,752,640,981	$1,592,511,837	$178,129,777	$161,965,304
† Including undistributed net investment income	$3,442,342	$3,128,991	$473,844	$440,313

** Shares of Common Stock Issued (no par value)
Shares sold	14,400,000	24,900,000	2,300,000	2,900,000
Shares redeemed	(9,000,000)	(15,800,000)	(1,700,000)	(2,300,000)
Net increase (decrease)	5,400,000	9,100,000	600,000	600,000

See Notes to Financial Statements

148

AMT-Free Short Municipal Index ETF		CEF Municipal Income ETF		High-Yield Municipal Index ETF
For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
(unaudited)		(unaudited)		(unaudited)

$1,529,445	$3,012,078	$2,218,428	$4,731,882	$45,603,704	$88,394,851
137,189	(383,418)	(331,608)	(169,552)	(1,075,795)	(15,164,328)
269,802	(2,330,487)	176,325	(8,528,807)	29,971,436	(64,233,656)

1,936,436	298,173	2,063,145	(3,966,477)	74,499,345	8,996,867

(1,532,070)	(2,990,775)	(2,185,365)	(4,809,840)	(45,136,060)	(87,268,300)

19,322,128	91,459,930	16,197,112	33,633,659	190,398,280	953,619,053
(40,423,100)	(85,921,138)	—	(36,612,666)	(155,231,239)	(651,162,054)

(21,100,972)	5,538,792	16,197,112	(2,979,007)	35,167,041	302,456,999
(20,696,606)	2,846,190	16,074,892	(11,755,324)	64,530,326	224,185,566
267,137,580	264,291,390	83,719,363	95,474,687	2,106,741,065	1,882,555,499
$246,440,974	$267,137,580	$99,794,255	$83,719,363	$2,171,271,391	$2,106,741,065
$267,549	$270,174	$368,201	$335,138	$14,523,847	$14,056,203

1,100,000	5,200,000	600,000	1,200,000	6,100,000	30,400,000
(2,300,000)	(4,900,000)	—	(1,400,000)	(5,000,000)	(21,500,000)
(1,200,000)	300,000	600,000	(200,000)	1,100,000	8,900,000

See Notes to Financial Statements

149

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Pre-Refunded Municipal Index ETF		Short High-Yield Municipal Index ETF
	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(unaudited)		(unaudited)
Operations:
Net investment income	$87,711	$174,172	$1,754,116	$3,754,971
Net realized loss	(8,232)	(26,871)	(808,567)	(1,895,139)
Net change in unrealized appreciation (depreciation)	(1,885)	(69,335)	1,883,595	(3,553,125)
Net increase (decrease) in net assets resulting from operations	77,594	77,966	2,829,144	(1,693,293)

Dividends to shareholders:
Dividends from net investment income	(86,340)	(173,770)	(1,790,985)	(3,543,280)

Share transactions:**
Proceeds from sale of shares	—	—	3,650,107	37,545,452
Cost of shares redeemed	—	(4,915,232)	—	(28,947,558)
Increase (Decrease) in net assets resulting from share transactions	—	(4,915,232)	3,650,107	8,597,894
Total increase (decrease) in net assets	(8,746)	(5,011,036)	4,688,266	3,361,321
Net Assets, beginning of period	14,774,116	19,785,152	114,033,162	110,671,841
Net Assets, end of period†	$14,765,370	$14,774,116	$118,721,428	$114,033,162
† Including undistributed net investment income	$11,376	$10,005	$650,491	$687,360

** Shares of Common Stock Issued (no par value)
Shares sold	—	—	150,000	1,500,000
Shares redeemed	—	(200,000)	—	(1,200,000)
Net increase (decrease)	—	(200,000)	150,000	300,000

See Notes to Financial Statements

150

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free Intermediate Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$23.70		$24.42	$23.49	$23.07	$23.78	$23.22
Income from investment operations:
Net investment income	0.27	(a)	0.53	0.55	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investments	0.43		(0.72)	0.93	0.43	(0.71)	0.57
Total from investment operations	0.70		(0.19)	1.48	0.99	(0.13)	1.16
Less:
Dividends from net investment income	(0.26)		(0.53)	(0.55)	(0.57)	(0.58)	(0.60)
Distributions from net realized capital gains	—		—	—	—	—	— (f)
Net asset value, end of period	$24.14		$23.70	$24.42	$23.49	$23.07	$23.78
Total return (b)	2.98	%(c)	(0.80)%	6.38%	4.32%	(0.45)%	5.05%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,752,641		$1,592,512	$1,418,799	$1,042,806	$625,118	$746,575
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.20	%(d)	2.22%	2.32%	2.45%	2.55%	2.54%
Portfolio turnover rate (e)	2	%(c)	7%	2%	3%	1%	1%

	AMT-Free Long Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$19.63		$20.43	$19.60	$18.96	$20.32	$19.65
Income from investment operations:
Net investment income	0.30	(a)	0.60	0.66	0.71	0.79	0.77
Net realized and unrealized gain (loss) on investments	0.50		(0.79)	0.83	0.65	(1.36)	0.67
Total from investment operations	0.80		(0.19)	1.49	1.36	(0.57)	1.44
Less:
Dividends from net investment income	(0.30)		(0.61)	(0.66)	(0.72)	(0.79)	(0.77)
Net asset value, end of period	$20.13		$19.63	$20.43	$19.60	$18.96	$20.32
Total return (b)	4.08	%(c)	(0.99)%	7.80%	7.25%	(2.62)%	7.44%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$178,130		$161,965	$156,292	$108,772	$76,797	$120,905
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.95	%(d)	2.99%	3.36%	3.68%	4.17%	3.86%
Portfolio turnover rate (e)	17	%(c)	17%	3%	4%	5%	3%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

151

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free Short Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$17.52		$17.68	$17.54	$17.61	$17.79	$17.74
Income from investment operations:
Net investment income	0.11	(a)	0.20	0.20	0.20	0.24	0.26
Net realized and unrealized gain (loss) on investments	0.02		(0.17)	0.14	(0.07)	(0.18)	0.06
Total from investment operations	0.13		0.03	0.34	0.13	0.06	0.32
Less:
Dividends from net investment income	(0.11)		(0.19)	(0.20)	(0.20)	(0.24)	(0.26)
Distributions from net realized capital gains	—		—	—	—	—	(0.01)
Total dividends and distributions	(0.11)		(0.19)	(0.20)	(0.20)	(0.24)	(0.27)
Net asset value, end of period	$17.54		$17.52	$17.68	$17.54	$17.61	$17.79
Total return (b)	0.72	%(c)	0.20%	1.95%	0.75%	0.36%	1.83%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$246,441		$267,138	$264,291	$274,541	$242,131	$205,506
Ratio of expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets excluding interest expense	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.21	%(d)	1.11%	1.13%	1.14%	1.37%	1.46%
Portfolio turnover rate (e)	23	%(c)	12%	3%	2%	3%	10%

	CEF Municipal Income ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$26.58		$28.50	$26.62	$25.55	$28.29	$27.76
Income from investment operations:
Net investment income	0.64	(a)	1.37	1.39	1.41	1.46	1.49
Net realized and unrealized gain (loss) on investments	0.03		(1.90)	1.88	1.08	(2.73)	0.53
Total from investment operations	0.67		(0.53)	3.27	2.49	(1.27)	2.02
Less:
Dividends from net investment income	(0.64)		(1.39)	(1.39)	(1.42)	(1.47)	(1.48)
Distributions from net realized capital gains	—		—	—	—	—	(0.01)
Total dividends and distributions	(0.64)		(1.39)	(1.39)	(1.42)	(1.47)	(1.49)
Net asset value, end of period	$26.61		$26.58	$28.50	$26.62	$25.55	$28.29
Total return (b)	2.51	%(c)	(1.93)%	12.87%	10.02%	(4.08)%	7.28%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$99,794		$83,719	$95,475	$47,921	$31,942	$25,463
Ratio of gross expenses to average net assets (f)	0.51	%(d)	0.51%	0.54%	0.57%	0.79%	1.03%
Ratio of net expenses to average net assets (f)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense (f)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.70	%(d)	4.98%	5.38%	5.52%	6.07%	5.33%
Portfolio turnover rate (e)	5	%(c)	12%	10%	6%	9%	3%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

152

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High-Yield Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$30.76		$31.59	$31.06	$29.90	$33.25	$31.62
Income from investment operations:
Net investment income	0.67	(a)	1.34	1.48	1.54	1.68	1.61
Net realized and unrealized gain (loss) on investments	0.44		(0.82)	0.49	1.12	(3.23)	1.66
Total from investment operations	1.11		0.52	1.97	2.66	(1.55)	3.27
Less:
Dividends from net investment income	(0.67)		(1.35)	(1.44)	(1.50)	(1.70)	(1.64)
Distributions from net realized capital gains	—		—	—	—	(0.10)	—
Total dividends and distributions	(0.67)		(1.35)	(1.44)	(1.50)	(1.80)	(1.64)
Net asset value, end of period	$31.20		$30.76	$31.59	$31.06	$29.90	$33.25
Total return (b)	3.62	%(c)	1.69%	6.59%	9.08%	(4.48)%	10.55%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,171,271		$2,106,741	$1,882,555	$1,605,601	$977,813	$1,130,541
Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.28	%(d)	4.36%	4.86%	5.19%	5.57%	5.22%
Portfolio turnover rate (e)	6	%(c)	10%	8%	9%	21%	12%

	Pre-Refunded Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$24.62		$24.73	$24.62	$24.70	$25.40	$25.35
Income from investment operations:
Net investment income	0.15	(a)	0.23	0.21	0.19	0.25	0.38
Net realized and unrealized gain (loss) on investments	(0.02)		(0.11)	0.10	(0.08)	(0.67)	0.05
Total from investment operations	0.13		0.12	0.31	0.11	(0.42)	0.43
Less:
Dividends from net investment income	(0.14)		(0.23)	(0.20)	(0.19)	(0.28)	(0.38)
Net asset value, end of period	$24.61		$24.62	$24.73	$24.62	$24.70	$25.40
Total return (b)	0.54	%(c)	0.47%	1.28%	0.43%	(1.64)%	1.71%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,765		$14,774	$19,785	$22,160	$34,579	$33,020
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	1.18	%(d)	0.92%	0.85%	0.82%	1.02%	1.50%
Portfolio turnover rate (e)	26	%(c)	36%	41%	51%	61%	19%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

153

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High-Yield Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,			For the Period January 13, 2014 (a) through April 30,
	2017		2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$24.26		$25.15	$25.43	$25.24	$24.94
Income from investment operations:
Net investment income	0.36	(b)	0.72	0.87	0.82	0.24
Net realized and unrealized gain (loss) on investments	0.23		(0.92)	(0.34)	0.15	0.22
Total from investment operations	0.59		(0.20)	0.53	0.97	0.46
Less:
Dividends from net investment income	(0.37)		(0.69)	(0.81)	(0.78)	(0.16)
Net asset value, end of period	$24.48		$24.26	$25.15	$25.43	$25.24
Total return (c)	2.46	%(d)	(0.81)%	2.14%	3.91%	1.82	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$118,721		$114,033	$110,672	$99,171	$27,768
Ratio of expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.35	%(e)
Ratio of expenses to average net assets excluding interest expense	0.35	%(e)	0.35%	0.35%	0.35%	0.35	%(e)
Ratio of net investment income to average net assets	2.95	%(e)	2.93%	3.55%	3.48%	4.10	%(e)
Portfolio turnover rate (f)	15	%(d)	20%	16%	26%	6	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

154

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2017 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2017, offers fifty-six investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: AMT-Free Intermediate Municipal Index ETF (“Intermediate”), AMT-Free Long Municipal Index ETF (“Long”), AMT-Free Short Municipal Index ETF (“Short”), CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short High-Yield Municipal Index ETF (“Short High-Yield”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ respective indices are presented below:

Fund	Index
Intermediate	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index
Long	Bloomberg Barclays AMT-Free Long Continuous Municipal Index
Short	Bloomberg Barclays AMT-Free Short Continuous Municipal Index
CEF Municipal	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	Bloomberg Barclays Municipal Custom High Yield Composite Index
Pre-Refunded	Bloomberg Barclays Municipal Pre-Refunded-Treasury-Escrowed Index
Short High-Yield	Bloomberg Barclays Municipal High-Yield Short Duration Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from
155

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds may record distributions received in excess of income from certain underlying investments as a reduction of cost of investments and/or an increase in realized gains. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.
156

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds (except for CEF Municipal) utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

For CEF Municipal, the Adviser has agreed, at least until September 1, 2018, to voluntarily waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitation listed in the table below.

The current management fee rate and expense limitation for the period ended October 31, 2017, are as follows:

	Management	Expense
Fund	Fee Rate	Limitation
CEF Municipal	0.40%	0.40%

Refer to Statement of Operations for the amounts waived/assumed by the Adviser.

Unitary Management
Fund	Fee Rate
Intermediate	0.24%
Long	0.24
Short	0.20
High-Yield	0.35
Pre-Refunded	0.24
Short High-Yield	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2017, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Intermediate	$259,072,807	$26,085,459
Long	76,849,058	27,864,878
Short	64,098,503	56,903,665
CEF Municipal	4,282,954	4,281,679
High-Yield	282,449,204	107,012,015
Pre-Refunded	4,182,856	3,643,016
Short High-Yield	22,284,475	16,851,394
157

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 5—Income Taxes—As of October 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

	Gross	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Intermediate	$1,708,510,348	$31,889,948	$(8,899,842)	$22,990,106
Long	174,294,727	3,004,603	(983,135)	2,021,468
Short	245,713,467	858,373	(1,033,705)	(175,332)
CEF Municipal	103,303,143	113,067	(3,684,652)	(3,571,585)
High-Yield	2,109,280,063	84,554,923	(54,107,408)	30,447,515
Pre-Refunded	14,451,153	135,288	(20,239)	115,049
Short High-Yield	119,304,081	2,269,160	(4,100,127)	(1,830,967)

The tax character of dividends paid to shareholders during the year ended April 30, 2017 were as follows:

	Tax-Exempt	Ordinary
	Dividends	Income
Fund	April 30, 2017	April 30, 2017
Intermediate	$33,471,797	$12,583
Long	4,923,087	8,993
Short	2,987,470	3,305
CEF Municipal	4,783,569	26,271
High-Yield	85,842,615	1,425,685
Pre-Refunded	172,207	1,563
Short High-Yield	3,515,435	27,845

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective- No Expiration Short-Term	Post-Effective- No Expiration Long-Term	Amount Expiring in the Year Ended April 30,
Fund	Capital Losses	Capital Losses	2019	2018
Intermediate	$78,734	$—	$—	$—
Long	541,256	—	78,825	1,554,202
Short	143,943	538,664	—	—
CEF Municipal	1,102,321	1,254,514	—	—
High-Yield	9,287,871	33,558,673	—	—
Pre-Refunded	231,072	299,734	—	—
Short High-Yield	829,534	1,759,692	—	—

During the year ended April 30, 2017, the following Funds utilized accumulated capital loss carryforwards: Intermediate utilized $1,692,763 and Long utilized $281,863.

During the year ended April 30, 2017, $603,978 of capital loss carryforwards expired for Long.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of October 31, 2017, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, consisting of 50,000 shares, except for Intermediate and High-Yield, which have Creation Units consisting of 100,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind

158

contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the period ended October 31, 2017, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Intermediate	$123,932,373	$214,206,230
Long	1,024,839	33,741,907
Short	10,522,825	36,636,512
CEF Municipal	16,184,532	—
High-Yield	30,647,476	152,179,662
Pre-Refunded	—	—
Short High-Yield	—	—

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

Each Fund (except Intermediate, Long, Short, CEF Municipal and High-Yield) is classified as non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

High-Yield maintains assets invested in Puerto Rican municipal securities that are currently experiencing significant financial difficulties. Particularly, the Fund may be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. As a result, certain securities issued by this municipality are currently considered below-investment-

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

grade securities. The market for these investments may be limited, which may make them difficult to buy or sell. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of the Fund’s portfolio and the repayment of such bonds are subject to significant uncertainties. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Fund could be adversely affected.

The Adviser continues to monitor the events in Puerto Rico surrounding the debt crisis. Over the past two years, Puerto Rico has defaulted on principal and interest payments due to municipal bond holders for a number of municipal issues. In September 2017, two hurricanes caused significant structural damage to Puerto Rico and left millions without power, drinking water or cell phone service. Recovery efforts may span months or years and will put significant stress and additional uncertainty on Puerto Rico’s ability to financially recover. The Fund may continue to be impacted by the overall increase in securities in default of interest and/or principal obligations due to the debt crisis and hurricane impacts.

The U.S. Congress passed legislation for Puerto Rico in 2016 enabling the Governor to suspend debt service payments on general obligation bonds and other constitutionally protected debt. The U.S. Congress also passed legislation in 2016 giving Puerto Rico a stay against creditor litigation that could have triggered cuts to public service. The legislation authorized an oversight board to oversee Puerto Rico’s finances and to approve any court-supervised debt restructuring. In May 2017, the oversight board initiated a bankruptcy-like process for the general government, general obligation debt, and a number of public corporations. Over the past two years, the Puerto Rican legislation and Governor have enacted legislation or executive orders to cut costs, raise tax revenue, prioritize payments for essential services, reduce debt and restructure debt payments. Some of these actions have been opposed by bond creditors and have been blocked by the courts.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds and for Short High-Yield are included in “Management fees”. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Bank Line of Credit—Certain Funds may participate in a $200 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2017, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Intermediate	8	$351,816	2.31%
Long	1	175,066	2.56
CEF Municipal	141	145,818	2.50
High-Yield	5	801,252	2.56
Short High-Yield	7	302,636	2.56

As of October 31, 2017, the Funds had no outstanding loan balances.

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2017, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 11—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2017 (unaudited)

At a meeting held on June 9, 2017 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved (i) the continuation of the investment management agreements (the “Municipal Investment Management Agreements”) between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF, AMT-Free 8-12 Year Municipal Index ETF, AMT-Free 12-17 Year Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF, AMT-Free Long Municipal Index ETF, AMT-Free National Municipal Index ETF, AMT-Free Short Municipal Index ETF, California Long Municipal Index ETF, High-Yield Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF, Puerto Rico Municipal Index ETF and Short High-Yield Municipal Index ETF (the “Municipal Funds”) and (ii) the continuation of the investment management agreement between the Trust and the Adviser (the “CEF Investment Management Agreement,” and together with the Municipal Investment Management Agreements, the “Investment Management Agreements”) with respect to VanEck Vectors CEF Municipal Income ETF (the “CEF Muni Fund” and together with the Municipal Funds, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2017. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund generally invests in a different group of issuers than the funds in its designated peer group. They also considered the fact that VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF and AMT-Free 12-17 Year Municipal Index ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes, since the expense information prepared by Broadridge was based on estimated amounts for the Funds. They also considered that the performance comparisons provided by Broadridge for VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF and AMT-Free 12-17 Year Municipal Index ETF covered approximately a five month period (September 19, 2016 (the date operations commenced for each Fund) through February 28, 2017). In addition, as noted below, the Trustees reviewed certain performance information for each Fund that was not provided by Broadridge. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 8, 2017 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the CEF Muni Fund, the Adviser’s commitment to waive certain fees and/or pay expenses of the CEF Muni Fund to the extent necessary to prevent the operating expenses of the CEF Muni Fund from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF, AMT-Free 12-17 Year Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF, AMT-Free Long Municipal Index ETF and Pre-Refunded Municipal Index ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average but equal to or below the median of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF, AMT-Free 12-17 Year Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF, AMT-Free Long Municipal Index ETF and Pre-Refunded Municipal Index ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average but equal to or below the median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average of their respective peer groups. The Trustees noted that the CEF Muni Fund had unique investment characteristics as a “fund of closed-end funds,” which differentiated the Fund from those funds contained in its Broadridge peer group because a portion of the fees attributable to the CEF Muni Fund were fees incurred by the funds in which it invests. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors AMT-Free 8-12 Year Municipal Index ETF, AMT-Free National Municipal Index ETF, California Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF and Puerto Rico Municipal Index ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2017 (unaudited)

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2017 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	MUNISAR

SEMI-ANNUAL REPORT October 31, 2017 (unaudited)

VANECK VECTORS®

BDC Income ETF	BIZD®
ChinaAMC China Bond ETF	CBON®
EM Investment Grade + BB Rated USD Sovereign Bond ETF	IGEM®
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
Fallen Angel High Yield Bond ETF	ANGL®
Green Bond ETF	GRNB®
International High Yield Bond ETF	IHY®
Investment Grade Floating Rate ETF	FLTR®
J.P. Morgan EM Local Currency Bond ETF	EMLC®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of October 31, 2017, and are subject to change.

VANECK VECTORS ETFs

(unaudited)

Dear Shareholder:

When allocating to emerging markets bonds, we believe that investors should not overlook an allocation to local currency-denominated bonds. In addition to the attractive yields they provide, investors can also benefit from potential currency appreciation. With improving economic fundamentals in many emerging markets economies, controlled inflation, and vigilant central banks, we believe there are many reasons to include local currency exposure within a portfolio.

The diversification offered by emerging markets debt may be more important in an environment of rising interest rates. Both the U.S. Federal Reserve (Fed) and European Central Bank have announced plans to scale back their quantitative easing programs and begin reducing their balance sheets, and the Fed has continued to slowly but steadily raise its benchmark rate. In this environment, we believe investors may benefit from diversifying their interest rate exposure outside developed markets. One of the most attractive features of an allocation to local currency emerging markets bonds is the diversification they can provide within a bond portfolio.

Index Yields as of 10/31/2017

Source: J.P. Morgan, ICE, Bloomberg. This chart is for illustrative purposes only. An investor cannot invest directly in an index. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

EM Local Currency Sovereign Bonds is represented by the J.P. Morgan GBI-EMG Core Index; U.S. HY Corporate Bonds is represented by the ICE BofAML US High Yield Index; EM USD Sovereign Bonds is represented by the J.P. Morgan EMBI Global Diversified Index; U.S. Aggregate is represented by the Bloomberg Barclays U.S. Aggregate Bond Index; U.S. 10-Year Treasury is represented by the ICE BofAML US Treasury Current 10 Year Index; Global Aggregate is represented by the Bloomberg Barclays Global Aggregate Bond Index.

There is also tremendous diversity within emerging markets. This year alone, three new countries have been added to the J.P. Morgan GBI-EMG Core Index, which VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (NYSE Arca: EMLC) tracks, providing access to 18 distinct markets. The growth of the Index reflects the broader evolution in the emerging markets local debt market. Over the past several decades, many emerging markets countries have increasingly sought to develop their local currency bond markets. This helps reduce their vulnerability to external shocks which could impact their ability to repay U.S. dollar-denominated debt. As these markets continue to grow, we expect emerging markets local debt to play an increasingly large role within global bond portfolios.

Access investment and market insights from VanEck’s investment professionals by subscribing to our blogs. To subscribe to the updates, please contact us at 800.826.2333 or visit vaneck.com/subscription to register.

1

VANECK VECTORS ETFs

(unaudited) (continued)

Thank you for participating in the VanEck Vectors ETF Trust. You will find the performance comparison of each of the funds for the six months ended October 31, 2017 on the following pages. You will also find their respective financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

November 20, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an. investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Bonds and bond funds will decrease in value as interest rates rise.

J.P. Morgan GBI-EMG Core Index tracks bonds issued by emerging markets governments and denominated in the local currency of the issuer. The weighting scheme provides additional diversification by more evenly distributing weights among the countries in the index. Countries are capped at 10% and floored at 3%.

ICE BofAML US High Yield Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating. Original issue zero coupon bonds, 144a securities, both with and without registration rights, and pay-in-kind securities, including toggle notes, qualify for inclusion.

J.P. Morgan EMBI Global Diversified Index tracks USD-denominated emerging markets sovereign bonds. The weighting scheme provides additional diversification by more evenly distributing weights among the countries in the index.

Bloomberg Barclays U.S. Aggregate Index tracks investment-grade debt U.S. dollar denominated fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage backed securities (MBS) including agency fixed-rate and hybrid ARM pass-throughs, asset backed securities (ABS) and commercial mortgage backed securities (CMBS) including agency and non-agency.

ICE BofAML US Treasury Current 10 Year Index is a one-security index comprised of the most recently issued 10-year U.S. Treasury bond. To qualify for inclusion, the 10-year bond must be auctioned on or before the third business day before the last business day of the month.

Bloomberg Barclays Global Aggregate Index tracks investment-grade debt from twenty-four local currency markets, and is comprised of treasury, government-related, corporate, and securitized fixed-rate bonds from developed and emerging markets issuers.

2

Management Discussion (unaudited)

The suite of VanEck Vectors Income ETFs can most accurately be divided into three groups: equity income, international bonds, and corporate bonds. Over the six months ended October 31, 2017, 11 out of the suite of 12 funds posted positive returns.

Source: VanEck. Returns based on each Fund’s net asset value (NAV). The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

EQUITY INCOME

Business Development Companies (BDCs)

BDCs typically lend to, and invest in, small privately held companies. An improving economy and increased lending benefit the industry, as do active buy-out and IPO markets.1 BDCs had a disappointing six months, posting a loss of 7.72%. The sector endured BDC selloffs over this period triggered by some earnings misses and dividend cut announcements. However, a firmness in oil prices and an increase in interest rates helped support BDC valuations more recently. At the end of the period under review, BDCs were trading with a 1.0 average price-to-book value. The industry ended the period offering a dividend yield* of 9.3%, as measured by the MVIS® US Business Development Companies Index.2

Mortgage REITs

Mortgage REITs (mREITs) borrow at short-term rates and lend at long-term rates, potentially profiting from the spread. As such, they can be affected by yield curve movements. A potential U.S. Federal Reserve rate increase combined with deteriorating markets could result in a flattening yield curve, which could hurt mREITs. However, if rates rise and markets strengthen, that could result in either a rate increase being reflected across the yield spectrum or a steepening curve, which could bode well for mREITs. While the yield curve has flattened slightly since the end of the last reporting period, spreads have also tightened, resulting in mREITs posting a gain of 1.22%, for the six-month period. The average price-to-book valuation was 1.0 on October 31, 2017. MREITs offered a dividend yield* of 10.1%, as measured by the MVIS® Global Mortgage REITs Index.3

3

VANECK VECTORS ETFs

(unaudited) (continued)

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yields than either its common stock or its senior debt. The Wells Fargo® Hybrid and Preferred Securities ex Financials Index excludes traditional financial companies which have been more volatile than other sectors historically. Over the six-month period ending October 31, 2017, the utility and REIT preferred securities sectors contributed the most to performance, while the energy and telecommunications preferred securities sectors detracted from performance. The ex-financials subset of preferred securities ended the period offering a current yield** of 6.6%, as measured by the Wells Fargo Hybrid and Preferred Securities ex Financials Index.4

INTERNATIONAL BOND

China Onshore Bonds

Once closed to foreign investors, China is home to the largest bond market among the emerging economies. The size of the market is now approximately US$9.9 trillion.5 While it has increased in sheer size, a diverse array of bond categories spanning the yield curve has also evolved. Issuers include central and local governments, policy banks, state-owned enterprises, and listed/non-listed corporations.

Most sectors contributed positively to performance over the six-month period ending October 31, 2017. Industrial bonds provided the greatest positive contribution to total return, followed by financial and government-related bonds. Bonds of diversified issuers detracted modestly from total returns.

Emerging Markets Local Currency Bonds

Emerging markets governments issue bonds denominated in their own currencies, which can provide yield enhancement and diversification opportunities for investors. These include bonds from countries in Africa, Latin America, Eastern Europe, the Middle East, and Asia.

Over the six-month period ending October 31, 2017, three key themes continued to positively impact the emerging markets debt market: a benign interest rate environment in most developed economies; improving economic fundamentals in many emerging markets; and signs of accelerating and synchronized global growth.

Bonds denominated in Polish zloty, Hungarian forint, and Thai baht contributed most to the Fund’s total return. Bonds denominated in South African rand, Turkish lira, and Argentine pesos were the greatest detractors from performance.

Emerging Markets Aggregate Bonds

The diverse universe of emerging markets bonds includes sovereign and corporate bonds denominated in U.S. dollars, euros, or local emerging markets currencies.

Euro-denominated bonds made the greatest positive contribution to performance in terms of currency, followed by Polish zloty- and Thai baht-denominated bonds. South African rand-, Turkish lira-, and U.S. dollar-denominated bonds were the greatest detractors from total return. In terms of sector, communications, energy, and financial bonds were the greatest contributors to total return, while government, consumer non-cyclical, and utility bonds detracted from total return.

Emerging Markets High Yield Bonds

Emerging markets high yield corporate bonds offer investors exposure to corporations, quasi-sovereign, and agency issuers from emerging markets countries.

Bonds of Brazilian, Argentinian, and Ukrainian issuers were the greatest contributors to the Fund’s total return in terms of country of risk. Bonds of Venezuelan, Chinese, and Russian issuers were the greatest detractors from total return. On a sector level, basic materials, government, and communications bonds were the greatest contributors to total return while diversified, energy, and financial issuers detracted from performance.

4

International High Yield Bonds

Non-U.S. high yield bonds have continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in euros, sterling, and Canadian dollars, as well as U.S. dollars.

From a sector perspective, bonds of financial, communications, and basic materials issuers providing the largest contributions to total return, while energy-, diversified-, and technology-related bonds detracted from performance. Euro-, British pound-, and Canadian dollar-denominated bonds contributed positively to Fund total return, while U.S. dollar-denominated bonds detracted from performance. Italian, British, and French issuers provided the greatest positive contribution to total return in terms of country of risk, while Venezuelan, Chinese, and Croatian issuers detracted from performance.

Green Bonds

Green bonds are issued to finance projects with a positive environmental impact, but in the vast majority of cases, are backed by the issuer’s full balance sheet (rather than the projects financed). The green bond market has grown tremendously since 2013, and has also become more diverse as new types of issuers have entered the market.

All currency categories contributed positively to total return during the period, with bonds denominated in euros, U.S. dollars, and Swedish krona the highest contributors. From a country of risk perspective, French, German, and Dutch issuers contributed most to total return, while bonds issued by Mexican, Austrian, and Swedish issuers were the largest detractors from performance. Financial-, government-, and utilities-related bonds made the greatest positive contributions to returns, while energy and industrial bonds detracted from performance.

Emerging Markets Investment Grade Sovereign Bonds

Over 50% of the U.S. dollar-denominated emerging markets sovereign bond market is rated high yield. By focusing on the higher quality subset of the broad market, investors can limit exposure to the riskiest issuers, while potentially benefitting from a yield pickup versus other investment grade asset classes.

During the six-month period, Uruguayan, Indonesian, and Peruvian bonds contributed the most to performance, while Turkish, Russian, and Omani bonds were the greatest detractors from performance.

CORPORATE BOND

Fallen Angel Bonds

Fallen angels warrant distinction for an embedded value proposition that is not common to all of high yield. Fallen angels also tend to have a higher rate of ascension to investment grade than original-issue high yield bonds. The default rate in this segment has averaged 3.51% historically, below the 4.51% average for U.S. bonds originally issued as high yield bonds.6

Basic industry (metals and mining) and energy were the two best performing sectors during the period under review, while the retail and consumer goods sectors negatively contributed to total return.

Freeport-McMoRan, Inc. 5.45% 3/15/2043 bond (1.3% of Fund net assets†) and Telecom Italia Capital SA 7.72% 6/4/38 bond (0.9% of Fund net assets†) were the top two performing bonds. Weatherford International Ltd. 6.75% 9/15/40 bond (0.7% of Fund net assets†) and J.C. Penney Company, Inc. 7.4% 4/1/37 bond (0.2% of Fund net assets†) were the bottom two performing bonds.

Investment Grade Floating Rate Notes

Floating rate notes (FRNs) are investment grade-rated corporate debt issues with variable coupons that reset to current interest rates, based on a particular benchmark. The coupons on these securities fluctuate with that benchmark. The combination of low average years to maturity, typically in the 1-5 year range, and floating interest rates creates the potential for relatively low price fluctuations. In addition, as short-term interest rates rise, portfolio securities reset to higher yields. This was seen over the last six months as three-month LIBOR7 rates rose 21 basis points to 1.38% by October 31, 2017.

5

VANECK VECTORS ETFs

(unaudited) (continued)

The top two performing notes were Morgan Stanley FRN 10/24/23, rated BBB+ (1.9% of Fund net assets†) and Wells Fargo & Company FRN 10/31/23, rated A (1.5% of Fund net assets†). The bottom two performing notes were General Electric Capital Corporation FRN 5/5/26, rated AA- (0.7% of Fund net assets†) and Toyota Motor Credit Corporation FRN 9/8/22, rated AA- (0.3% of Fund net assets†).8

†	All Fund assets referenced are Total Net Assets as of October 31, 2017, unless otherwise stated.
*	Dividend Yield is calculated by dividing the annual dividends per share of a security by the price of that security.
**	Current Yield is calculated by dividing the annual cash flow by the price of that security.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Investopedia: Little Known Stocks And ETFs To Buy As Interest Rates Rise, http://www.investopedia.com/stock analysis/040314/little-known-stocks-and-etfs-buy-interest-rates-rise-bizd-acas-htgc-hrzn.aspx
[2]	VanEck Vectors BDC Income ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS US Business Development Companies Index (MVBIZDTG), which includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. As of October 31, 2017 the 30-day SEC yield for VanEck Vectors BDC Income ETF was 9.07%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last six months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors BDC Income ETF would have been 8.97% as of October 31, 2017.
[3]	VanEck Vectors Mortgage REIT Income ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS US Mortgage REITs Index (MVMORTTG) which is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity. As of October 31, 2017 the 30-day SEC yield for VanEck Vectors Mortgage REIT Income ETF was 9.65%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last six months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors Mortgage REIT Income ETF would have been 9.56% as of October 31, 2017.
[4]	VanEck Vectors Preferred Securities ex Financials ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) which is a rules-based index designed to track the performance of convertible or exchangeable and non-convertible preferred securities, issued by U.S. or foreign issuers that are not financial services companies or banks and that are listed on U.S. national securities exchanges. As of October 31, 2017 the 30-day SEC yield for VanEck Vectors Preferred Securities ex Financials ETF was 5.96%. 30 Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last six months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors Preferred Securities ex Financials ETF would have been 5.90% as of October 31, 2017.
[5]	The Bank for International Settlements: Debt securities statistics, http://www.bis.org/statistics/secstats.htm. Data as at September 17, 2017.
[6]	Altman, Edward I. and Brenda J. Kuehne. “Defaults and Returns in the High-Yield Bond and Distressed Debt Market: The Year 2016 in Review and Outlook”. February 2017. NYU Salomon Center.
[7]	Source; FactSet. Data as of October 31, 2017. London Interbank Offer Rate (LIBOR) refers to the benchmark used by banks, securities houses and investors to gauge the cost of unsecured borrowing in the money markets for various periods of time and currencies.
[8]	Bloomberg Composite Rating: An evenly weighted blend of a security’s Moody’s, S&P, Fitch, and DBRS ratings. This composite is not intended to be a credit opinion.
6

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS BDC INCOME ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVBIZDTG[1]	Share Price	NAV	MVBIZDTG[1]
Six Months	(7.52)%	(7.72)%	(7.47)%	(7.52)%	(7.72)%	(7.47)%
One Year	6.80%	7.05%	7.22%	6.80%	7.05%	7.22%
Life*	4.47%	4.43%	4.54%	22.90%	22.69%	23.29%

*	Commencement of Fund: 2/11/13; First Day of Secondary Market Trading: 2/12/13.

[1]	MVIS® US Business Development Companies Index (MVBIZDTG). The BDC Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of BDCs. To be eligible for the BDC Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the SEC and have elected to be regulated as a BDC under the 1940 Act.

VANECK VECTORS CHINAAMC CHINA BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	CDHATRID[1]	Share Price	NAV	CDHATRID[1]
Six Months	6.00%	4.96%	5.02%	6.00%	4.96%	5.02%
One Year	1.02%	0.41%	(0.33)%	1.02%	0.41%	(0.33)%
Life*	(0.38)%	(0.15)%	0.63%	(1.11)%	(0.44)%	1.89%

*	Commencement of Fund: 11/10/14; First Day of Secondary Market Trading: 11/11/14.

[1]	ChinaBond China High Quality Bond Index (CDHATRID) is comprised of fixed-rate, Renminbi–(RMB)-denominated bonds issued in the People’s Republic of China by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers. Chinese credit issuers are generally considered to be issuers of central enterprise bonds, local enterprise bonds, medium-term notes, corporate bonds and railway debt. Credit RMB Bonds must have an issuer rating of AAA or equivalent by one or more of the Chinese local rating agencies recognized by the relevant authorities in the PRC to be included in the Index.

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	JPEGIGBB[1]	Share Price	NAV	JPEGIGBB[1]
Six Months	4.91%	3.31%	3.55%	4.91%	3.31%	3.55%
One Year	4.32%	4.09%	4.79%	4.32%	4.09%	4.79%
Life*	2.10%	2.18%	3.09%	2.74%	2.85%	4.04%

*	Commencement of Fund: 7/13/16; First Day of Secondary Market Trading: 7/14/16

[1]	J.P. Morgan Custom EM Investment Grade Plus BB-Rated Sovereign USD Bond Index (JPEGIGBB). The EM Investment Grade Index is based on the composition of the J.P. Morgan EMBI Global Diversified Index (EMBIGD) but removes the instruments that are closer to maturity (less than 24 months) and those with face amounts outstanding less than $750 million. In addition, eligibility to the Index is restricted to instruments that are currently rated investment grade (“IG”) or BB (i.e., BB-, BB or BB+) in the EMBIGD. After applying the liquidity and credit rating filters set forth above, the diversified country weights of the EMBIGD are applied proportionally on the eligible countries and instruments in the Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 12 for more information.

7

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVEMAG[1]	Share Price	NAV	MVEMAG[1]
Six Months	2.36%	3.00%	3.72%	2.36%	3.00%	3.72%
One Year	4.57%	5.03%	6.21%	4.57%	5.03%	6.21%
Five Year	0.51%	1.29%	1.98%	2.56%	6.61%	10.30%
Life*	2.24%	2.45%	3.79%	15.41%	16.96%	27.27%

*	Commencement of Fund: 5/11/11; First Day of Secondary Market Trading: 5/12/11.

[1]	MVIS® EM Aggregate Bond Index (MVEMAG). The EM Aggregate Bond Index is comprised of emerging market sovereign bonds and corporate bonds denominated in U.S. dollars, euros or local emerging market currencies. MVEMAG includes both investment grade and below investment grade rated securities.

Effective December 10, 2013, Market Vectors® LatAm Aggregate Bond ETF (BONO) changed its name to VanEck Vectors Emerging Markets Aggregate Bond ETF (EMAG). The Fund’s investment objective changed to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (MVEMAG), from seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Broad Latin America Bond Index (LATS). Performance data prior to December 9, 2013, reflects that of BONO and LATS. Performance data from December 10, 2013, and on, reflects that of EMAG and MVEMAG. All Index history reflects a blend of the performance of the aforementioned Indexes (MVEMAG and LATS). LATS is a trademark of Merrill Lynch, Pierce, Fenner & Smith Incorporation, which neither sponsors nor endorses EMAG and makes no warranty or representation as to the accuracy and/or completeness of this Index.

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	EMLH[1]	Share Price	NAV	EMLH[1]
Six Months	2.92%	2.80%	3.21%	2.92%	2.80%	3.21%
One Year	8.12%	7.68%	8.61%	8.12%	7.68%	8.61%
Five Year	5.31%	5.37%	6.13%	29.54%	29.91%	34.66%
Life*	6.30%	6.26%	7.06%	39.81%	39.47%	45.32%

*	Commencement of Fund: 5/8/12; First Day of Secondary Market Trading: 5/9/12

[1]	ICE BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index (EMLH). The Emerging Markets High Yield Index is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging markets issuers that are rated BB1 or lower (based on an average of ratings from Moody’s, S&P and Fitch) and that are issued in the major domestic and Eurobond markets.

Index data prior to May 11, 2015 reflects that of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index. From May 11, 2015, forward, the index data reflects that of the ICE BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index. All Index history reflects a blend of the performance of the aforementioned Indexes.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 12 for more information.

8

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	HOFA[1]	Share Price	NAV	HOFA[1]
Six Months	4.39%	4.60%	4.97%	4.39%	4.60%	4.97%
One Year	11.02%	10.02%	10.83%	11.02%	10.02%	10.83%
Five Year	8.73%	8.64%	9.89%	51.97%	51.33%	60.22%
Life*	9.71%	9.73%	11.03%	67.40%	67.52%	78.85%

*	Commencement of Fund: 4/10/12; First Day of Secondary Market Trading: 4/11/12

[1]	ICE BofA Merrill Lynch US Fallen Angel High Yield Index (HOFA). The Fallen Angel Index is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.

VANECK VECTORS GREEN BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	SPGRNSLT[1]	Share Price	NAV	SPGRNSLT[1]
Six Months	4.80%	5.34%	5.83%	4.80%	5.34%	5.83%
Life*	8.34%	8.35%	8.86%	8.34%	8.35%	8.86%

*	Commencement of Fund: 3/3/17; First Day of Secondary Market Trading: 3/6/17

[1]	S&P Green Bond Select Index (SPGRNSLT). The Green Bond Index is comprised of bonds issued for qualified “green” purposes and seeks to measure the performance of green-labeled bonds issued globally. For a bond to be eligible for inclusion in the Index, the issuer of the bond must indicate the bond’s “green” label and the rationale behind it, such as the intended use of proceeds. As an additional filter, the bond must be flagged as “green” by Climate Bonds Initiative (“CBI”) to be eligible for inclusion in the Index.

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	HXUS[1]	Share Price	NAV	HXUS[1]
Six Months	5.50%	5.38%	6.22%	5.50%	5.38%	6.22%
One Year	10.85%	10.14%	11.79%	10.85%	10.14%	11.79%
Five Year	5.05%	5.27%	6.16%	27.91%	29.25%	34.81%
Life*	6.05%	6.02%	6.93%	38.80%	38.60%	45.32%

*	Commencement of Fund: 4/2/12; First Day of Secondary Market Trading: 4/3/12

[1]	ICE BofA Merrill Lynch Global ex-US Issuers High Yield Constrained Index (HXUS). The International High Yield Index tracks the performance of below investment grade debt issued by corporations located throughout the world (which may include emerging market countries) excluding the United States denominated in euros, U.S. dollars, Canadian dollars or pound sterling and issued in the major domestic or eurobond markets.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 12 for more information.

9

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVFLTR[1]	Share Price	NAV	MVFLTR[1]
Six Months	1.06%	1.38%	1.55%	1.06%	1.38%	1.55%
One Year	2.88%	2.92%	3.33%	2.88%	2.92%	3.33%
Five Year	1.05%	1.36%	1.80%	5.34%	7.00%	9.31%
Life*	1.19%	1.20%	1.68%	7.99%	8.11%	11.44%

*	Commencement of Fund: 4/25/11; First Day of Secondary Market Trading: 4/26/11

[1]	MVIS® US Investment Grade Floating Rate Index (MVFLTR). The Floating Rate Index is comprised of U.S. dollar-denominated floating rate notes issued by corporate entities or similar commercial entities that are public reporting companies in the United States with at least one investment grade rating by one of Moody’s, S&P, or Fitch, and must not be rated “below investment grade” by any one of Moody’s, S&P, or Fitch.

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	GBIEMCOR[1]	Share Price	NAV	GBIEMCOR[1]
Six Months	2.26%	2.65%	2.88%	2.26%	2.65%	2.88%
One Year	4.42%	4.37%	4.94%	4.42%	4.37%	4.94%
Five Year	(2.04)%	(1.83)%	(1.20)%	(9.81)%	(8.84)%	(5.88)%
Life*	0.87%	0.89%	1.66%	6.53%	6.67%	12.71%

*	Commencement of Fund: 7/22/10; First Day of Secondary Market Trading: 7/23/10

[1]	J.P. Morgan GBI-EMG Core Index (GBIEMCOR). The Emerging Markets Core Index is designed to track the performance of bonds issued by emerging markets governments and denominated in the local currency of the issuer.

VANECK VECTORS MORTGAGE REIT INCOME ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVMORTTG[1]	Share Price	NAV	MVMORTTG[1]
Six Months	1.17%	1.22%	1.32%	1.17%	1.22%	1.32%
One Year	17.52%	17.74%	18.13%	17.52%	17.74%	18.13%
Five Year	7.74%	7.79%	8.25%	45.15%	45.51%	48.67%
Life*	9.92%	9.94%	10.52%	79.94%	80.08%	86.03%

*	Commencement of Fund: 8/16/11; First Day of Secondary Market Trading: 8/17/11

[1]	MVIS® US Mortgage REITs Index (MVMORTTG). The Mortgage REITs Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded U.S. REITs that derive at least 50% of their revenues (or, where applicable, have at least 50% of their assets) from mortgage-related activity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 12 for more information.

10

PERFORMANCE COMPARISON

October 31, 2017 (unaudited)

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	WHPSL[1]	Share Price	NAV	WHPSL[1]
Six Months	2.16%	2.32%	2.11%	2.16%	2.32%	2.11%
One Year	4.97%	4.92%	4.24%	4.97%	4.92%	4.24%
Five Year	5.30%	5.41%	5.31%	29.45%	30.15%	29.53%
Life*	5.88%	5.86%	5.77%	35.31%	35.19%	34.57%

*	Commencement of Fund: 7/16/12; First Day of Secondary Market Trading: 7/17/12

[1]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL). The Preferred Securities Index is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 12 for more information.

11

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The net asset value (NAV) of each VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of each fund; it is calculated by taking the total assets of each fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAVs are not necessarily the same as each ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Past performance is no guarantee of future results.

BDC Index, EM Aggregate Bond Index, Floating Rate Index, and Mortgage REITs Index are published by MV Index Solutions GmbH (MVIS®), a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. ChinaBond Index is published by China Central Depository & Clearing Co., Ltd. (China Central Depository). Emerging Markets Core Index and EM Investment Grade Plus Index are published by JPMorgan Securities, Inc. (J.P. Morgan). Emerging Markets High Yield Index, Fallen Angel Index, and International High Yield Index are published by ICE Data Indices, LLC (ICE). Green Bond Index is published by S&P Dow Jones Indices (S&P). Preferred Securities Index is published by Wells Fargo & Company, LLC (Wells Fargo).

MVIS, China Central Depository, J.P. Morgan, ICE, S&P, and Wells Fargo are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

12

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2017- October 31, 2017
BDC Income ETF*
Actual	$1,000.00	$922.80	0.41%	$1.99
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
ChinaAMC China Bond ETF*
Actual	$1,000.00	$1,049.60	0.50%	$2.58
Hypothetical**	$1,000.00	$1,022.68	0.50%	$2.55
EM Investment Grade + BB Rated USD Sovereign Bond ETF*
Actual	$1,000.00	$1,033.10	0.40%	$2.05
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Emerging Markets Aggregate Bond ETF*
Actual	$1,000.00	$1,030.00	0.49%	$2.51
Hypothetical**	$1,000.00	$1,022.74	0.49%	$2.50
Emerging Markets High Yield Bond ETF*
Actual	$1,000.00	$1,028.00	0.40%	$2.04
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Fallen Angel High Yield Bond ETF*
Actual	$1,000.00	$1,046.00	0.35%	$1.80
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Green Bond ETF*
Actual	$1,000.00	$1,053.40	0.40%	$2.07
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
13

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2017- October 31, 2017
International High Yield Bond ETF*
Actual	$1,000.00	$1,053.80	0.40%	$2.07
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Investment Grade Floating Rate ETF*
Actual	$1,000.00	$1,013.80	0.14%	$0.71
Hypothetical**	$1,000.00	$1,024.50	0.14%	$0.71
J.P. Morgan EM Local Currency Bond ETF*
Actual	$1,000.00	$1,026.50	0.44%	$2.25
Hypothetical**	$1,000.00	$1,022.99	0.44%	$2.24
Mortgage REIT Income ETF*
Actual	$1,000.00	$1,012.20	0.41%	$2.08
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
Preferred Securities ex Financials ETF*
Actual	$1,000.00	$1,023.20	0.41%	$2.09
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
14

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Diversified Financials: 14.7%
175,792	Fidus Investment Corp. †	$2,935,726
154,615	Monroe Capital Corp. †	2,257,379
125,224	Newtek Business Services Corp. †	2,150,096
872,223	Oaktree Specialty Lending Corp.	5,067,616
448,925	TCG BDC, Inc. †	8,323,070
302,879	TPG Specialty Lending, Inc.	6,190,847
		26,924,734
Investment Companies: 84.4%
1,546,046	Apollo Investment Corp.	9,152,592
2,303,613	Ares Capital Corp.	37,042,097
474,348	BlackRock Kelso Capital Corp.	3,396,332
1,665,184	FS Investment Corp. †	13,071,694
199,500	Gladstone Capital Corp. †	1,943,130
248,472	Gladstone Investment Corp.	2,507,082
257,382	Goldman Sachs BDC, Inc. †	5,698,437
452,428	Golub Capital BDC, Inc. †	8,578,035
632,485	Hercules Technology Growth Capital, Inc.	7,887,088
405,247	Main Street Capital Corp.	16,278,772
479,885	New Mountain Finance Corp.	6,742,384
248,122	PennantPark Floating Rate Capital Ltd. †	3,476,189
542,844	PennantPark Investment Corp.	4,055,045
2,415,389	Prospect Capital Corp. †	14,468,180
222,755	Solar Capital Ltd.	4,724,634
368,280	TCP Capital Corp.	5,903,528
237,857	THL Credit, Inc.	2,152,606
369,662	TICC Capital Corp. †	2,358,444
364,735	Triangle Capital Corp. †	4,489,888
		153,926,157
Investment Management / Advisory Services: 1.1%
357,878	Medley Capital Corp. †	2,057,799
Total Common Stocks (Cost: $194,985,062)		182,908,690
MONEY MARKET FUND: 0.0% (Cost: $12,364)
12,364	Dreyfus Government Cash Management Fund – Institutional Shares	12,364
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $194,997,426)		182,921,054

Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.4%
Repurchase Agreements: 14.4%
$6,225,012	Repurchase agreement dated 10/31/17 with Citigroup Global Markets, Inc., 1.07%, due 11/1/17, proceeds $6,225,197; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/1/17 to 9/9/49, valued at $6,349,512 including accrued interest)	$6,225,012
6,225,012	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $6,225,199; (collateralized by cash in the amount of $71,174 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $6,276,915 including accrued interest)	6,225,012
6,225,012	Repurchase agreement dated 10/31/17 with HSBC Securities USA, Inc., 1.04%, due 11/1/17, proceeds $6,225,192; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 10/1/47, valued at $6,349,543 including accrued interest)	6,225,012
1,309,798	Repurchase agreement dated 10/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.05%, due 11/1/17, proceeds $1,309,836; (collateralized by various U.S. government and agency obligations, 2.00% to 2.13%, due 3/31/24 to 6/30/24, valued at $1,335,994 including accrued interest)	1,309,798
6,225,012	Repurchase agreement dated 10/31/17 with Nomura Securities International, Inc. , 1.06%, due 11/1/17, proceeds $6,225,195; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 11/30/17 to 9/9/49, valued at $6,349,512 including accrued interest)	6,225,012
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $26,209,846)		26,209,846
Total Investments: 114.6% (Cost: $221,207,272)		209,130,900
Liabilities in excess of other assets: (14.6)%		(26,667,188)
NET ASSETS: 100.0%		$182,463,712

See Notes to Financial Statements

15

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $25,089,154.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$182,908,690
Money Market Fund	0.0	12,364
	100.0%	$182,921,054

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$182,908,690	$—	$—	$182,908,690
Money Market Fund	12,364	—	—	12,364
Repurchase Agreements	—	26,209,846	—	26,209,846
Total	$182,921,054	$26,209,846	$—	$209,130,900

*	See Schedule of Investments for industry breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

16

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount			Value

CORPORATE BONDS: 71.4%
Consumer, Non-cyclical: 7.0%
CNY	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	$171,393
	1,000,000	Yunnan Baiyao Group Co. Ltd. 2.95%, 04/08/19 (p)	146,964
			318,357
Energy: 10.4%
	1,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	252,740
	1,463,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	220,677
			473,417
Financial: 30.6%
		China Development Bank Corp.
	1,000,000	3.91%, 04/06/22	146,779
	3,485,000	5.84%, 01/03/19	534,448
	1,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	149,407
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	150,726
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/20 (p)	146,417
	809,000	China Securities Co. Ltd. 3.14%, 05/20/19 (c) (p)	118,978
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	151,714
			1,398,469
Principal
Amount			Value

Industrial: 23.4%
CNY	1,248,200	China Railway Corp. 4.63%, 08/25/21	$186,472
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	81,631
		Power Construction Corp. of China Ltd.
	1,000,000	5.20%, 10/29/22	151,834
	1,400,000	5.70%, 04/23/19	213,732
	1,500,000	Shanghai Urban Construction Group Corp. 3.50%, 01/06/23	216,094
	1,440,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	221,393
			1,071,156
Total Corporate Bonds (Cost: $3,437,875)			3,261,399
GOVERNMENT OBLIGATIONS: 22.2%
Government: 22.2%
		China Government Bonds
	5,347,000	3.40%, 04/17/23	779,985
	1,541,000	4.26%, 07/31/21	234,601

Total Government Obligations (Cost: $1,105,381)			1,014,586
Total Investments: 93.6% (Cost: $4,543,256)			4,275,985
Other assets less liabilities: 6.4%			294,182
NET ASSETS: 100.0%			$4,570,167

Definitions:

CNY	Chinese Yuan

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $221,393 which represents 4.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer, Non-cyclical	7.4%	$318,357
Energy	11.1	473,417
Financial	32.7	1,398,469
Government	23.7	1,014,586
Industrial	25.1	1,071,156
	100.0%	$4,275,985

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,261,399	$—	$3,261,399
Government Obligations*	—	1,014,586	—	1,014,586
Total	$—	$4,275,985	$—	$4,275,985

*	See Schedule of Investments for industry breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

17

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount		Value

CORPORATE BONDS: 17.1%
Australia: 1.5%
$175,000	CNOOC Curtis Funding No. 1 Pty Ltd. 4.50%, 10/03/23 Reg S	$189,841
Azerbaijan: 0.9%
100,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	113,242
British Virgin Islands: 3.3%
	Sinopec Group Overseas Development 2015 Ltd.
100,000	2.50%, 04/28/20 Reg S	100,173
300,000	3.25%, 04/28/25 Reg S	301,824
		401,997
Indonesia: 1.9%
225,000	Pertamina Persero Pt 4.30%, 05/20/23 Reg S	238,218
Kazakhstan: 1.6%
175,000	KazMunayGas National Co. JSC 7.00%, 05/05/20 144A	191,249
Malaysia: 2.9%
	Petronas Capital Ltd.
270,000	3.13%, 03/18/22 Reg S	276,457
75,000	4.50%, 03/18/45 Reg S	84,096
		360,553
Mexico: 3.7%
	Petróleos Mexicanos
150,000	5.50%, 01/21/21	159,563
48,000	5.50%, 06/27/44	43,483
30,000	6.50%, 03/13/27 † Reg S	32,798
70,000	6.63%, 06/15/35	74,183
125,000	6.88%, 08/04/26	140,750
		450,777
Netherlands: 1.3%
150,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	165,945
Total Corporate Bonds (Cost: $2,089,626)		2,111,822
GOVERNMENT OBLIGATIONS: 81.4%
Brazil: 3.1%
	Brazilian Government International Bonds
225,000	4.25%, 01/07/25 †	228,656
60,000	4.88%, 01/22/21	64,200
100,000	5.00%, 01/27/45	92,788
		385,644
Chile: 2.8%
	Corp. Nacional del Cobre de Chile
100,000	3.63%, 05/01/27 (c) Reg S	100,839
100,000	4.50%, 09/16/25 144A	107,947
125,000	4.88%, 11/04/44 Reg S	139,552
		348,338
Colombia: 5.4%
	Colombia Government International Bonds
175,000	4.38%, 07/12/21	185,937
200,000	5.63%, 08/26/43 (c)	223,300
200,000	7.38%, 09/18/37	265,000
		674,237
Principal
Amount		Value

Costa Rica: 0.8%
$100,000	Costa Rica Government International Bond 7.00%, 04/04/44 Reg S	$104,625
Croatia: 2.0%
225,000	Croatia Government International Bond 5.50%, 04/04/23 144A	248,872
Dominican Republic: 2.3%
	Dominican Republican International Bonds
100,000	6.85%, 01/27/45 Reg S	111,750
100,000	6.88%, 01/29/26 Reg S	114,533
50,000	7.50%, 05/06/21 Reg S	55,438
		281,721
Hungary: 5.2%
	Hungary Government International Bonds
295,000	5.38%, 03/25/24	335,889
150,000	5.75%, 11/22/23	172,641
120,000	6.38%, 03/29/21	134,417
		642,947
India: 0.8%
100,000	Export-Import Bank of India 3.38%, 08/05/26 Reg S	99,366
Indonesia: 4.3%
	Indonesia Government International Bonds
100,000	4.63%, 04/15/43 Reg S	104,074
300,000	7.75%, 01/17/38 Reg S	428,882
		532,956
Kazakhstan: 3.2%
	Kazakhstan Government International Bonds
100,000	5.13%, 07/21/25 144A	111,369
225,000	6.50%, 07/21/45 144A	282,240
		393,609
Lithuania: 2.0%
225,000	Lithuania Government International Bond 6.13%, 03/09/21 144A	252,394
Mexico: 6.0%
	Mexican Government International Bonds
50,000	4.00%, 10/02/23	52,500
224,000	4.75%, 03/08/44	223,888
150,000	5.13%, 01/15/20	160,875
150,000	6.05%, 01/11/40	176,213
100,000	6.75%, 09/27/34	130,250
		743,726
Morocco: 0.8%
100,000	Moroccan Government International Bond 4.25%, 12/11/22 144A	105,157
Oman: 4.6%
	Oman Government International Bonds
100,000	3.63%, 06/15/21 † 144A	100,766
200,000	4.75%, 06/15/26 144A	197,659
260,000	5.38%, 03/08/27 144A	267,411
		565,836

See Notes to Financial Statements

18

Principal
Amount		Value

Panama: 5.3%
	Panamanian Government International Bonds
$50,000	4.00%, 06/22/24 (c)	$53,425
200,000	6.70%, 01/26/36	265,000
225,000	9.38%, 04/01/29 (p)	339,187
		657,612
Paraguay: 0.6%
60,000	Paraguay Government International Bond 6.10%, 08/11/44 Reg S	68,700
Peru: 5.2%
	Peruvian Government International Bonds
120,000	5.63%, 11/18/50	151,740
150,000	6.55%, 03/14/37	202,500
100,000	7.35%, 07/21/25	131,050
100,000	8.75%, 11/21/33	157,250
		642,540
Philippines: 5.8%
	Philippine Government International Bonds
70,000	4.00%, 01/15/21	74,064
200,000	5.00%, 01/13/37	236,748
100,000	6.38%, 10/23/34	134,202
175,000	9.50%, 02/02/30	278,162
		723,176
Poland: 4.0%
	Poland Government International Bonds
125,000	4.00%, 01/22/24	134,139
225,000	5.00%, 03/23/22	247,772
100,000	5.13%, 04/21/21	109,337
		491,248
Romania: 2.4%
265,000	Romanian Government International Bond 4.88%, 01/22/24 Reg S	291,677
Russia: 3.4%
	Russian Federal Bonds
100,000	4.88%, 09/16/23 144A	108,972
50,000	5.00%, 04/29/20 144A	52,960
75,000	5.63%, 04/04/42 144A	82,894
154,375	7.50%, 03/31/30 (s) 144A	182,020
		426,846
Serbia: 1.0%
120,000	Serbia International Bond 4.88%, 02/25/20 144A	125,198
Slovakia: 0.9%
100,000	Slovakia Government International Bond 4.38%, 05/21/22 144A	108,679
South Africa: 1.9%
	Republic of South Africa Government International Bonds
150,000	4.67%, 01/17/24	152,276
75,000	6.25%, 03/08/41	78,859
		231,135
Principal
Amount		Value

Turkey: 3.5%
	Turkey Government International Bonds
$200,000	6.25%, 09/26/22	$217,480
200,000	6.63%, 02/17/45	214,102
		431,582
Uruguay: 4.1%
	Uruguay Government International Bonds
265,000	4.38%, 10/27/27	287,293
200,000	5.10%, 06/18/50	215,000
		502,293
Total Government Obligations (Cost: $10,151,091)		10,080,114

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $86,780)
86,780	Dreyfus Government Cash Management Fund – Institutional Shares	86,780
Total Investments Before Collateral for Securities Loaned: 99.2% (Cost: $12,327,497)		12,278,716

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0% (Cost: $374,307)
Repurchase Agreement: 3.0%
$374,307	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $374,318; (collateralized by cash in the amount of $4,280 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $377,428 including accrued interest)	374,307
Total Investments: 102.2% (Cost: $12,701,804)		12,653,023
Liabilities in excess of other assets: (2.2)%		(276,385)
NET ASSETS: 100.0%		$12,376,638

See Notes to Financial Statements

19

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $362,219.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,639,029, or 21.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	15.8%	$1,945,877
Government	82.1	10,080,114
Utilities	1.4	165,945
Money Market Fund	0.7	86,780
	100.0%	$12,278,716

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,111,822	$—	$2,111,822
Government Obligations*	—	10,080,114	—	10,080,114
Money Market Fund	86,780	—	—	86,780
Repurchase Agreement	—	374,307	—	374,307
Total	$86,780	$12,566,243	$—	$12,653,023

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

20

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 37.5%
Argentina: 0.6%
USD	30,000	Pan American Energy LLC 7.88%, 05/07/21 Reg S	$32,688
	50,000	YPF SA 8.75%, 04/04/24 Reg S	58,215
			90,903
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	61,920
Bermuda: 1.3%
	100,000	Digicel Group Ltd. 7.13%, 12/01/17 (c) 144A	94,625
	100,000	Ooredoo International Finance Ltd. 3.25%, 02/21/23 Reg S	99,456
			194,081
Brazil: 1.8%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	158,812
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	108,528
			267,340
British Virgin Islands: 3.2%
	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	164,143
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	104,964
	100,000	Gerdau Trade, Inc. 5.75%, 01/30/21 Reg S	108,650
	100,000	Sinopec Group Overseas Development Ltd. 4.38%, 10/17/23 Reg S	108,140
			485,897
Cayman Islands: 3.4%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	103,669
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	102,609
	100,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) Reg S	104,415
	100,000	Saudi Electricity Global Sukuk Co. 23.47%, 04/08/23 144A	102,041
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	105,644
			518,378
China / Hong Kong: 1.5%
EUR	100,000	China Construction Bank Asia Corp Ltd. 1.50%, 02/11/20 Reg S	119,297
USD	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	111,925
			231,222

Principal Amount			Value

Colombia: 1.9%
		Bancolombia SA
USD	100,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	$100,250
	45,000	5.13%, 09/11/22	47,435
	90,000	Ecopetrol SA 5.88%, 09/18/23	101,700
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	37,940
			287,325
Curacao: 0.2%
USD	40,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	37,774
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	65,210
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	30,458
Indonesia: 0.5%
	70,000	Pertamina Persero PT 4.30%, 05/20/23 144A	74,112
Israel: 0.7%
	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	107,806
Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. JSC 7.00%, 05/05/20 Reg S	109,285
Luxembourg: 2.2%
		Gaz Capital SA
	200,000	6.51%, 03/07/22 Reg S	221,894
	80,000	8.63%, 04/28/34 (p) Reg S	108,223
			330,117
Malaysia: 0.8%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	122,388
Mexico: 4.3%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	126,261
USD	25,000	5.00%, 03/30/20	26,622
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	113,800
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	103,477
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	159,562
EUR	50,000	5.50%, 02/24/25 Reg S	67,795
USD	64,000	6.63%, 06/15/38	66,016
			663,533
Netherlands: 5.1%
	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	107,298
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	108,753

See Notes to Financial Statements

21

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Netherlands: (continued)
USD	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	$141,606
		Petrobras Global Finance BV
EUR	100,000	4.75%, 01/14/25	129,078
USD	77,000	6.75%, 01/27/41	77,770
	125,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26 †	110,778
	100,000	VEON Holdings BV 5.95%, 02/13/23 144A	108,551
			783,834
Peru: 0.8%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	117,315
South Africa: 0.7%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	101,287
Turkey: 1.6%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	50,742
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	101,890
	100,000	Turkiye Vakiflar Bankasi TAO 6.00%, 11/01/22 144A	98,830
			251,462
United Arab Emirates: 2.4%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	124,062
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	113,472
EUR	100,000	Emirates Telecommunications Group Co. PJSC 2.75%, 06/18/26 Reg S	129,438
			366,972
United States: 2.3%
USD	100,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	106,000
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	109,975
	100,000	Southern Copper Corp. 7.50%, 07/27/35	132,491
			348,466
Venezuela: 0.5%
		Petroleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	38,682
	30,000	9.00%, 11/17/21 Reg S	13,388
	50,000	9.75%, 05/17/35 Reg S	18,188
			70,258
Total Corporate Bonds (Cost: $5,572,365)			5,717,343
GOVERNMENT OBLIGATIONS: 60.8%
Argentina: 0.4%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	59,486

Principal
Amount			Value

Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	$67,844
Brazil: 4.7%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	29,778
BRL	610,000	Brazil Letras do Tesouro Nacional 0.00%, 07/01/20 ^	149,233
USD	88,000	Brazilian Government International Bonds 4.88%, 01/22/21 †	94,160
		Notas do Tesouro Nacional, Series F
BRL	715,000	10.00%, 01/01/21	224,644
	425,000	10.00%, 01/01/23	132,446
	300,000	10.00%, 01/01/25	92,887
			723,148
Chile: 3.3%
CLP	65,000,000	Bonos de la Tesoreria de la Republica de Chile 4.50%, 03/01/26	102,802
	9,000,000	Chilean Government Bonds 5.50%, 08/05/20	14,974
		Chilean Government International Bonds
USD	100,000	3.13%, 03/27/25	103,000
	50,000	3.88%, 08/05/20	52,628
		Corp. Nacional del Cobre de Chile
EUR	100,000	2.25%, 07/09/24 Reg S	123,512
USD	100,000	3.63%, 05/01/27 (c) Reg S	100,839
	600	7.50%, 01/15/19 144A	640
			498,395
China / Hong Kong: 0.9%
	128,000	Bank of China (Hong Kong) Ltd. 5.55%, 02/11/20 Reg S	136,255
Colombia: 2.4%
		Colombian Government International Bonds
	100,000	5.00%, 12/15/44 (c)	103,125
COP	537,000,000	7.75%, 04/14/21	189,042
	200,000,000	Colombian TES 10.00%, 07/24/24	78,814
			370,981
Croatia: 1.3%
		Croatia Government International Bonds
USD	75,000	6.00%, 01/26/24 † 144A	85,550
	100,000	6.75%, 11/05/19 Reg S	107,977
			193,527
Czech Republic: 0.6%
		Czech Republic Government Bonds
CZK	550,000	2.40%, 09/17/25 Reg S	27,130
	1,100,000	5.70%, 05/25/24 Reg S	65,172
			92,302

See Notes to Financial Statements

22

Principal
Amount			Value

Dominican Republic: 0.1%
USD	21,200	Dominican Republican International Bonds 7.50%, 05/06/21 Reg S	$23,506
Egypt: 0.4%
	50,000	Egypt Government International Bonds 7.50%, 01/31/27 144A	55,527
Hungary: 2.0%
		Hungary Government Bonds
HUF	20,300,000	6.00%, 11/24/23	96,122
	22,120,000	7.50%, 11/12/20	99,955
USD	100,000	Hungary Government International Bonds 6.38%, 03/29/21	112,014
			308,091
Indonesia: 5.0%
	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	208,264
		Indonesian Treasury Bonds
IDR	1,190,000,000	8.38%, 03/15/24	95,212
	1,743,000,000	8.38%, 09/15/26	141,368
	540,000,000	8.38%, 03/15/34	43,240
	1,479,000,000	10.50%, 08/15/30	137,560
	1,682,000,000	11.00%, 11/15/20	140,407
			766,051
Israel: 2.4%
		Israel Government Bonds
USD	50,000	4.00%, 06/30/22	53,292
ILS	565,000	4.25%, 03/31/23	188,643
	385,000	5.00%, 01/31/20	121,127
			363,062
Kazakhstan: 0.4%
USD	50,000	Kazakhstan Government International Bonds 5.13%, 07/21/25 Reg S	55,685
Lebanon: 1.0%
	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	148,899
Lithuania: 0.4%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	55,965
Malaysia: 2.6%
		Malaysian Government Bonds
MYR	705,000	3.48%, 03/15/23	162,782
	670,000	3.89%, 03/15/27	154,996
	351,000	5.73%, 07/30/19	86,292
			404,070
Mexico: 5.0%
		Mexican Government Bonds
MXN	1,220,000	6.50%, 06/10/21	62,707
	1,460,100	7.50%, 06/03/27	77,479
	5,294,900	8.00%, 06/11/20	283,387
	2,360,000	10.00%, 12/05/24	143,199

Principal
Amount			Value

Mexico: (continued)
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	$80,850
	102,000	6.05%, 01/11/40	119,824
			767,446
Nigeria: 0.4%
NGN	18,470,000	Nigerian Government Bonds 16.39%, 01/27/22	54,256
Panama: 0.6%
USD	69,400	Panama Government International Bonds 7.13%, 01/29/26	89,526
Peru: 1.2%
		Peruvian Government Bonds
PEN	90,000	5.70%, 08/12/24	29,434
	200,000	7.84%, 08/12/20	68,268
USD	62,000	Peruvian Government International Bonds 7.35%, 07/21/25	81,251
			178,953
Philippines: 1.1%
	142,000	Philippine Government International Bonds 5.00%, 01/13/37	168,091
Poland: 4.4%
	100,000	Poland Government International Bonds 6.38%, 07/15/19	107,678
		Polish Government Bonds
PLN	200,000	1.50%, 04/25/20 †	54,539
	500,000	2.50%, 07/25/26	128,633
	150,000	3.25%, 07/25/25	41,232
	625,000	4.00%, 10/25/23	181,883
	450,000	5.75%, 04/25/29	152,158
			666,123
Qatar: 0.7%
USD	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	105,875
Romania: 1.2%
RON	400,000	Romanian Government Bonds 5.85%, 04/26/23	112,680
EUR	50,000	Romanian Government International Bonds 4.63%, 09/18/20 Reg S	65,974
			178,654
Russia: 3.4%
		Russian Federal Bonds
RUB	1,900,000	7.00%, 08/16/23	32,102
	4,550,000	7.50%, 02/27/19	78,180
	3,490,000	7.75%, 09/16/26	61,150
	10,080,000	8.15%, 02/03/27	180,534
		Russian Foreign Bonds
USD	23,750	7.50%, 03/31/30 (s) Reg S	28,003
	80,000	12.75%, 06/24/28 (p) Reg S	140,495
			520,464

See Notes to Financial Statements

23

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Saudi Arabia: 0.7%
USD	100,000	Saudi Government International Bonds 4.50%, 10/26/46 144A	$100,394
Serbia: 0.3%
	50,000	Serbia International Bonds 4.88%, 02/25/20 144A	52,166
South Africa: 3.5%
	78,000	South Africa Government International Bonds 5.50%, 03/09/20	82,610
		South African Government Bonds
ZAR	2,604,300	7.75%, 02/28/23	179,145
	2,070,000	8.75%, 02/28/48	127,570
	1,935,000	10.50%, 12/21/26	148,371
			537,696
Sri Lanka: 0.3%
USD	40,000	Sri Lanka Government International Bond 6.85%, 11/03/25 144A	44,499
Thailand: 3.8%
		Thailand Government Bonds
THB	8,863,000	3.63%, 06/16/23	290,953
	4,190,000	3.65%, 12/17/21	136,004
	4,100,000	4.88%, 06/22/29	152,845
			579,802
Turkey: 3.9%
		Turkey Government Bonds
TRY	488,600	7.10%, 03/08/23	105,788
	370,000	10.50%, 01/15/20	94,119
	340,000	10.60%, 02/11/26	85,435
	125,000	10.70%, 02/17/21	31,690
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	99,318
	160,000	7.38%, 02/05/25	183,803
			600,153
Ukraine: 0.5%
		Ukraine Government International Bonds
	20,000	0.00%, 05/31/40 (a) 144A	11,473
	60,000	7.75%, 09/01/23 144A	63,782
			75,255

Principal
Amount			Value

United Arab Emirates: 0.7%
USD	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	$106,887
Uruguay: 0.6%
		Uruguay Government International Bonds
	77,000	4.50%, 08/14/24 †	84,623
UYU	300,000	9.88%, 06/20/22 Reg S	10,978
			95,601
Venezuela: 0.2%
USD	100,000	Venezuela Government International Bonds 9.25%, 05/07/28 Reg S	33,375

Total Government Obligations (Cost: $10,207,586)			9,278,010
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $15,779,951)			14,995,353
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.5% (Cost: $376,657)
Repurchase Agreement: 2.5%
USD	376,657	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $376,668; (collateralized by cash in the amount of $4,307 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $379,797 including accrued interest)	376,657
Total Investments: 100.8% (Cost: $16,156,608)			15,372,010
Liabilities in excess of other assets: (0.8)%			(127,972)
NET ASSETS: 100.0%			$15,244,038

See Notes to Financial Statements

24

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(a)	Coupon is based upon predetermined growth targets for the Gross Domestic Product of Ukraine. The rate shown reflects the rate in effect at the end of the reporting period
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $363,710.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,025,251, or 13.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.6%	$241,141
Communications	6.0	899,397
Consumer, Non-cyclical	2.2	334,534
Diversified	0.7	105,644
Energy	13.3	1,994,959
Financial	9.1	1,366,306
Government	61.9	9,278,010
Industrial	0.7	106,000
Utilities	4.5	669,362
	100.0%	$14,995,353

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,717,343	$—	$5,717,343
Government Obligations*	—	9,278,010	—	9,278,010
Repurchase Agreement	—	376,657	—	376,657
Total	$—	$15,372,010	$—	$15,372,010

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

25

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal
Amount		Value

CORPORATE BONDS: 88.5%
Argentina: 3.9%
$500,000	Aeropuertos Argentina 2000 SA 6.88%, 02/06/22 (c) 144A	$540,000
700,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	754,950
500,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	571,780
500,000	Banco Macro SA 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/21 (c) 144A	528,500
650,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	697,255
450,000	Genneia SA 8.75%, 01/20/20 (c) 144A	500,369
500,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	565,905
	Pampa Energia SA
500,000	7.38%, 07/21/20 (c) 144A	549,250
950,000	7.50%, 01/24/22 (c) 144A	1,041,010
	Pan American Energy LLC
100,000	7.88%, 05/07/21 Reg S	108,960
620,000	7.88%, 05/07/21 144A	675,552
320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	348
	YPF SA
550,000	6.95%, 07/21/27 144A	590,975
650,000	8.50%, 03/23/21 144A	737,633
2,875,000	8.50%, 07/28/25 † 144A	3,350,812
2,220,000	8.75%, 04/04/24 144A	2,584,746
		13,798,045
Austria: 0.2%
700,000	JBS Investments GmbH 7.75%, 12/01/17 (c) † 144A	716,975
Azerbaijan: 0.7%
2,225,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	2,519,634
Bahrain: 0.4%
600,000	BBK BSC 3.50%, 03/24/20 Reg S	590,406
875,000	Oil and Gas Holding Co. BSCC 7.50%, 10/25/27 144A	910,017
		1,500,423
Bangladesh: 0.1%
300,000	Banglalink Digital Communications Ltd. 8.63%, 12/03/17 (c) 144A	314,070
Bermuda: 2.4%
600,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) Reg S	615,463
	Digicel Group Ltd.
1,400,000	7.13%, 12/01/17 (c) 144A	1,324,750
1,335,000	8.25%, 12/01/17 (c) 144A	1,324,987
	Digicel Ltd.
1,125,000	6.00%, 12/01/17 (c) 144A	1,110,836
2,100,000	6.75%, 03/01/18 (c) † 144A	2,080,701
350,000	GCX Ltd. 7.00%, 12/01/17 (c) 144A	299,229
500,000	Geopark Ltd. 6.50%, 09/21/21 (c) † 144A	514,000
Principal
Amount		Value

Bermuda: (continued)
	Inkia Energy Ltd.
$100,000	8.38%, 11/30/17 (c) Reg S	$103,100
350,000	8.38%, 12/01/17 (c) 144A	360,850
	Noble Group Ltd.
400,000	6.75%, 01/29/20 Reg S	167,000
1,850,000	6.75%, 01/29/20 144A	772,375
		8,673,291
Brazil: 4.9%
	Banco Bradesco SA
660,000	5.75%, 03/01/22 144A	708,312
970,000	5.90%, 01/16/21 144A	1,031,721
	Banco BTG Pactual SA
725,000	5.75%, 09/28/22 † Reg S	712,313
75,000	5.75%, 09/28/22 144A	73,688
	Banco do Brasil SA
1,100,000	3.88%, 10/10/22	1,094,500
930,000	5.88%, 01/26/22 144A	984,637
1,045,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c) 144A	1,159,427
	Banco do Estado do Rio Grande do Sul SA
200,000	7.38%, 02/02/22 Reg S	215,500
50,000	7.38%, 02/02/22 144A	53,875
	Banco Nacional de Desenvolvimento Economico e Social
200,000	4.75%, 05/09/24 144A	202,560
2,010,000	5.50%, 07/12/20 144A	2,124,972
200,000	Banco Pan SA 8.50%, 04/23/20 144A	215,000
400,000	Banco Safra SA 6.75%, 01/27/21 144A	432,000
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	470,850
	Caixa Economica Federal
200,000	3.50%, 11/07/22 144A	197,400
970,000	4.25%, 05/13/19 144A	987,945
	Centrais Eletricas Brasileiras SA
360,000	5.75%, 10/27/21 † 144A	383,170
885,000	6.88%, 07/30/19 144A	943,675
425,000	Cielo SA 3.75%, 11/16/22 † 144A	425,170
	Itau Unibanco Holding SA
2,415,000	5.13%, 05/13/23 144A	2,515,222
1,250,000	5.75%, 01/22/21 144A	1,328,125
1,100,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	1,182,500
		17,442,562
British Virgin Islands: 4.7%
550,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	608,751
700,000	Central American Bottling Corp. 5.75%, 01/31/22 (c) 144A	740,838
700,000	Easy Tactic Ltd. 5.75%, 01/13/20 (c) Reg S	708,352
1,500,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) Reg S	1,508,494

See Notes to Financial Statements

26

Principal
Amount		Value

British Virgin Islands: (continued)
$600,000	Franshion Brilliant Ltd. 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c) Reg S	$626,220
1,140,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,171,350
1,200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 † Reg S	1,222,543
550,000	Grupo Unicomer Co. Ltd. 7.88%, 04/01/21 (c) 144A	602,250
1,200,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	1,301,280
500,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 † Reg S	493,725
400,000	Huayi Finance I Ltd. 4.00%, 12/02/19 † Reg S	400,131
825,000	LS Finance 2022 Ltd. 4.25%, 10/16/22 Reg S	834,415
1,100,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	1,134,715
1,075,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 † Reg S	1,089,748
200,000	RKI Overseas Finance 2016 B Ltd. 4.70%, 09/06/19 (c) Reg S	200,518
1,300,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	1,394,380
900,000	Studio City Finance Ltd. 8.50%, 12/01/17 (c) 144A	927,000
900,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 † Reg S	913,233
400,000	Zhiyuan Group BVI Co. Ltd. 6.20%, 01/11/19 † Reg S	405,684
600,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 Reg S	609,820
		16,893,447
Canada: 1.4%
	First Quantum Minerals Ltd.
1,300,000	7.00%, 02/15/18 (c) 144A	1,353,625
1,400,000	7.25%, 10/01/19 (c) 144A	1,484,000
1,900,000	7.50%, 04/01/20 (c) 144A	2,018,750
		4,856,375
Cayman Islands: 9.4%
500,000	361 Degrees International Ltd. 7.25%, 06/03/19 (c) † Reg S	536,133
300,000	Agricola Senior Trust 6.75%, 06/18/20 144A	310,416
500,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	518,720
1,195,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	1,206,252
600,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	602,250
800,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	828,000
500,000	Cementos Progreso Trust 7.13%, 11/06/18 (c) 144A	535,000
Principal
Amount		Value

Cayman Islands: (continued)
	China Evergrande Group
$1,020,000	7.50%, 06/28/20 (c) † Reg S	$1,032,987
2,950,000	8.75%, 06/28/21 (c) Reg S	3,069,404
1,500,000	9.50%, 03/29/21 (c) Reg S	1,622,743
700,000	China SCE Property Holdings Ltd. 5.88%, 03/10/20 (c) † Reg S	701,375
340,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) † § Reg S	270,300
500,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	529,914
1,025,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,086,500
	Country Garden Holdings Co. Ltd.
1,615,000	7.50%, 01/10/18 (c) 144A	1,686,304
1,200,000	7.50%, 03/09/18 (c) Reg S	1,260,815
400,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	406,776
1,200,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 Reg S	1,149,024
400,000	Geely Automobile Holdings Ltd. 5.25%, 12/01/17 (c) 144A	412,000
400,000	Greenland Hong Kong Holdings Ltd. 3.88%, 07/28/19 Reg S	394,571
800,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) † Reg S	835,962
1,150,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	1,175,875
342,767	Guanay Finance Ltd. 6.00%, 12/15/20 144A	354,794
700,000	Health and Happiness H&H International Holdings Ltd. 7.25%, 06/21/18 (c) 144A	737,596
750,000	Industrial Senior Trust 5.50%, 11/01/22 144A	766,687
980,000	KWG Property Holdings Ltd. 8.98%, 11/30/17 (c) Reg S	1,013,074
800,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	848,000
490,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	510,045
750,000	MAF Global Securities Ltd. 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c) Reg S	777,615
1,300,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	1,315,093
350,000	MIE Holdings Corp. 7.50%, 12/01/17 (c) 144A	262,492
700,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 Reg S	684,425
733,820	Shelf Drilling Holdings Ltd. 9.50%, 12/01/17 (c) 144A	748,496
1,695,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) † Reg S	1,869,732
1,000,000	Sunac China Holdings Ltd. 7.95%, 08/08/20 (c) † Reg S	1,019,589
700,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	756,000

See Notes to Financial Statements

27

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Cayman Islands: (continued)
	Wynn Macau Ltd.
$600,000	4.88%, 10/01/20 (c) † 144A	$611,280
600,000	5.50%, 10/01/22 (c) 144A	609,432
500,000	Yuzhou Properties Co. Ltd. 6.00%, 01/25/20 (c) Reg S	521,608
		33,577,279
Chile: 0.7%
1,010,000	AES Gener SA 8.38% (USD Swap Semi 30/360 5 Year+6.82%), 06/18/19 (c) 144A	1,072,792
750,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) 144A	762,338
600,000	Latam Airlines Group SA 7.25%, 06/09/20 144A	643,380
		2,478,510
China / Hong Kong: 3.1%
	Bank of East Asia Ltd.
1,470,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.70%), 11/20/19 (c) † Reg S	1,500,141
1,400,000	5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c) Reg S	1,448,419
400,000	Chalieco Hong Kong Corp Ltd. 5.70% (US Treasury Yield Curve Rate T 3 Year+8.29%), 01/15/20 (c) Reg S	414,573
1,775,000	China Cinda Asset Management Co. Ltd. 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c) † Reg S	1,765,379
	China CITIC Bank International Ltd.
400,000	4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c) Reg S	395,958
500,000	7.25% (US Treasury Yield Curve Rate T 5 Year+5.63%), 04/22/19 (c) Reg S	525,850
600,000	China South City Holdings Ltd. 5.75%, 03/09/20 Reg S	589,860
500,000	Chong Hing Bank Ltd. 6.50% (US Treasury Yield Curve Rate T 5 Year+4.63%), 09/25/19 (c) Reg S	521,590
850,000	ICBC Asia Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c) Reg S	847,161
1,300,000	Nanyang Commercial Bank Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c) Reg S	1,311,990
500,000	Yancoal International Resources Development Co. Ltd. 5.75% (US Treasury Yield Curve Rate T 3 Year+8.30%), 04/13/20 (c) Reg S	515,625
Principal
Amount		Value

China / Hong Kong: (continued)
$600,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) † Reg S	$627,426
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	624,000
		11,087,972
Colombia: 1.9%
550,000	Banco Davivienda SA 5.88%, 07/09/22 144A	594,688
1,993,000	Banco de Bogota SA 5.38%, 02/19/23 † 144A	2,109,590
365,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	366,460
	Bancolombia SA
1,000,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	1,002,500
1,306,000	5.13%, 09/11/22	1,376,655
	Colombia Telecomunicaciones SA ESP
630,000	5.38%, 12/01/17 (c) 144A	645,750
765,000	8.50% (USD Swap Semi 30/360
	5 Year+6.96%), 03/30/20 (c) 144A	820,462
		6,916,105
Costa Rica: 0.5%
1,620,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	1,729,350
Croatia: 0.3%
	Agrokor D.D.
175,000	8.88%, 11/30/17 (c) Reg S	44,931
50,000	8.88%, 12/01/17 (c) 144A	12,838
800,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	889,402
		947,171
Dominican Republic: 0.3%
500,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 04/01/24 (c) 144A	544,375
350,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	368,813
		913,188
Georgia: 0.4%
600,000	BGEO Group JSC 6.00%, 07/26/23 144A	618,892
720,000	Georgian Railway JSC 7.75%, 07/11/22 144A	806,857
		1,425,749
India: 0.9%
600,000	Delhi International Airport Pvt Ltd. 6.13%, 10/31/26 144A	647,250
1,220,000	JSW Steel Ltd. 4.75%, 11/12/19 Reg S	1,248,829
200,000	Reliance Communications Ltd. 6.50%, 11/06/20 † Reg S	85,105
600,000	Syndicate Bank 3.88%, 12/04/19 Reg S	608,016
650,000	Tata Motors Ltd. 4.63%, 04/30/20 Reg S	673,156
		3,262,356

See Notes to Financial Statements

28

Principal
Amount		Value

Indonesia: 0.4%
$560,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) 144A	$607,622
900,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	918,833
		1,526,455
Ireland: 3.9%
1,325,000	Alfa Bank OJSC 7.75%, 04/28/21 144A	1,498,071
750,000	Bank Otkritie Financial Corp. OJSC 10.00%, 12/17/19 Reg S	97,500
200,000	Borets Finance DAC 6.50%, 04/07/22 144A	213,980
500,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	512,705
600,000	Eurochem Finance DAC 3.95%, 07/05/21 144A	604,684
775,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	812,472
600,000	GTLK Europe DAC 5.95%, 07/19/21 Reg S	638,231
	Metalloinvest Finance DAC
300,000	4.85%, 05/02/24 144A	305,839
400,000	5.63%, 04/17/20 144A	422,183
550,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	572,707
1,225,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,237,566
700,000	Rusal Capital DAC 5.13%, 02/02/22 144A	714,194
1,500,000	Russian Railways 5.70%, 04/05/22 Reg S	1,630,575
500,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	519,879
450,000	Vimpel Communications OJSC 7.75%, 02/02/21 144A	511,286
	Vnesheconombank
600,000	5.94%, 11/21/23 144A	653,582
2,745,000	6.90%, 07/09/20 144A	2,977,515
		13,922,969
Kazakhstan: 2.5%
700,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	773,244
825,000	Kazakhstan Temir Zholy National Co. JSC 6.38%, 10/06/20 144A	915,618
	KazMunayGas National Co. JSC
700,000	4.40%, 04/30/23 144A	718,451
1,200,000	5.75%, 04/30/43 144A	1,224,360
1,700,000	5.75%, 04/19/47 144A	1,714,254
1,550,000	6.38%, 04/09/21 144A	1,701,094
1,800,000	7.00%, 05/05/20 144A	1,967,135
		9,014,156
Luxembourg: 7.4%
700,000	ALROSA Finance SA 7.75%, 11/03/20 144A	787,077
1,060,000	Consolidated Energy Finance SA 6.75%, 12/01/17 (c) 144A	1,079,875
300,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	325,950
Principal
Amount		Value

Luxembourg: (continued)
$925,000	CSN Resources SA 6.50%, 07/21/20 † 144A	$860,250
1,775,000	Evraz Group SA 5.38%, 03/20/23 144A	1,835,439
1,870,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	2,065,602
	Gazprom OAO
2,400,000	4.95%, 07/19/22 144A	2,516,386
2,095,000	7.29%, 08/16/37 144A	2,548,524
1,100,000	9.25%, 04/23/19 (p) 144A	1,199,994
600,000	Kernel Holding SA 8.75%, 01/31/22 144A	663,090
500,000	Klabin Finance SA 4.88%, 09/19/27 144A	498,250
1,075,000	MHP SA 8.25%, 04/02/20 144A	1,164,639
760,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) † 144A	790,970
	Offshore Drilling Holding SA
400,000	8.38%, 11/30/17 (c) Reg S	162,000
590,000	8.38%, 12/01/17 (c) 144A	238,950
1,105,000	Puma International Financing SA 6.75%, 12/01/17 (c) 144A	1,134,339
300,000	QGOG Constellation SA 9.50% 11/09/21 (c) † 144A	228,795
350,000	Rosneft Finance SA 7.25%, 02/02/20 144A	381,220
500,000	Rumo Luxembourg Sarl 7.38%, 02/09/21 (c) 144A	546,000
	Sberbank of Russia
1,920,000	5.13%, 10/29/22 144A	2,009,123
1,450,000	6.13%, 02/07/22 144A	1,589,077
250,000	Sistema JSFC 6.95%, 05/17/19 144A	247,502
400,000	TMK OAO 6.75%, 04/03/20 144A	423,367
400,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	406,025
500,000	Ultrapar International SA 5.25%, 10/06/26 144A	515,000
500,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	529,350
1,465,000	VTB Bank SA 6.95%, 10/17/22 144A	1,596,487
		26,343,281
Marshall Islands: 0.1%
490,000	Navios South American Logistics, Inc. 7.25%, 12/01/17 (c) 144A	482,650
Mauritius: 1.3%
590,000	Azure Power Energy Ltd. 5.50%, 08/03/20 (c) 144A	610,650
700,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	698,424
500,000	HT Global IT Solutions Holdings Ltd. 7.00%, 07/14/18 (c) 144A	531,214
	MTN Mauritius Investments Ltd.
1,800,000	4.76%, 11/11/24 144A	1,784,439
300,000	6.50%, 10/13/26 144A	324,975

See Notes to Financial Statements

29

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Mauritius: (continued)
$700,000	Neerg Energy Ltd. 6.00%, 02/13/20 (c) 144A	$725,049
		4,674,751
Mexico: 3.5%
1,120,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	1,221,864
	Cemex SAB de CV
2,600,000	5.70%, 01/11/20 (c) 144A	2,743,000
1,160,000	7.25%, 01/15/18 (c) 144A	1,216,550
250,000	7.75%, 04/16/21 (c) † 144A	283,775
571,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	625,987
700,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	738,850
560,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	579,600
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	495,000
585,000	Grupo KUO SAB De CV 5.75%, 07/07/22 (c) 144A	600,620
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	584,100
500,000	Metalsa SA de CV 4.90%, 04/24/23 † 144A	510,000
695,000	Sixsigma Networks Mexico SA de CV 8.25%, 12/01/17 (c) 144A	734,963
650,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	670,345
460,000	TV Azteca SAB de CV 8.25%, 08/09/21 (c) Reg S	487,600
920,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	968,300
		12,460,554
Mongolia: 0.2%
500,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	550,233
Morocco: 0.1%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	516,720
Netherlands: 6.5%
470,000	Ajecorp BV 6.50%, 12/01/17 (c) † 144A	434,750
350,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	334,513
1,275,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	1,001,359
475,000	First Bank of Nigeria Ltd. 8.00% (USD Swap Semi 30/360 2 Year+6.49%), 07/23/19 (c) 144A	463,125
1,000,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	1,018,975
1,010,000	IHS Netherlands Holdco BV 9.50%, 10/27/18 (c) 144A	1,075,492
655,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	668,019
1,400,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	1,572,662
Principal
Amount		Value

Netherlands: (continued)
$800,000	Listrindo Capital BV 4.95%, 09/14/21 (c) † 144A	$814,000
	Majapahit Holding BV
1,530,000	7.75%, 01/20/20 144A	1,692,639
965,000	8.00%, 08/07/19 144A	1,061,017
1,075,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	1,127,406
1,474,390	Metinvest BV 9.37% 12/31/21 Reg S	1,540,484
500,000	Nostrum Oil & Gas Finance BV 8.00%, 07/25/19 (c) 144A	521,543
	Petrobras Global Finance BV
1,740,000	4.38%, 05/20/23 †	1,733,910
905,000	5.30%, 01/27/25 144A	909,072
1,550,000	6.25%, 03/17/24	1,666,017
1,000,000	7.38%, 01/17/27	1,112,500
	VEON Holdings BV
1,000,000	4.95%, 03/16/24 (c) 144A	1,025,760
1,400,000	5.95%, 02/13/23 144A	1,519,714
1,675,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	1,780,106
		23,073,063
Nigeria: 0.7%
800,000	Access Bank Plc 10.50%, 10/19/21 144A	907,717
400,000	United Bank for Africa Plc 7.75%, 06/08/22 144A	407,684
	Zenith Bank Plc
750,000	6.25%, 04/22/19 144A	770,672
400,000	7.38%, 05/30/22 144A	416,388
		2,502,461
Panama: 0.6%
375,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	361,875
900,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	950,625
650,000	Avianca Holdings SA 8.38%, 12/01/17 (c) 144A	665,015
		1,977,515
Paraguay: 0.2%
450,000	Banco Regional SAECA 8.13%, 01/24/19 144A	475,313
400,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	413,224
		888,537
Peru: 1.3%
500,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	525,000
300,000	Cia Minera Milpo SAA 4.63%, 03/28/23 144A	313,500
210,000	InRetail Consumer 5.25%, 10/10/18 (c) 144A	221,865
565,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	599,748
700,000	Minsur SA 6.25%, 02/07/24 144A	780,500

See Notes to Financial Statements

30

Principal
Amount		Value

Peru: (continued)
$600,000	Orazul Energy Egenor S. en C. por A. 5.63%, 04/28/22 (c) 144A	$590,220
400,000	SAN Miguel Industrias Pet SA 4.50%, 03/18/20 (c) 144A	405,560
700,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	738,325
580,000	Volcan Cia Minera SAA 5.38%, 02/02/22 144A	616,250
		4,790,968
Philippines: 0.3%
400,000	Rizal Commercial Banking Corp. 3.45%, 02/02/21 Reg S	408,897
500,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	520,145
		929,042
Russia: 0.1%
500,000	Global Ports Finance Plc 6.50%, 09/22/23 144A	528,115
Saudi Arabia: 0.3%
1,000,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 Reg S	1,005,061
Singapore: 1.6%
1,865,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	1,995,084
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	2,359
550,000	Golden Legacy Pte Ltd. 8.25%, 06/07/19 (c) 144A	600,860
300,000	Jubilant Pharma Ltd. 4.88%, 10/06/19 (c) Reg S	305,473
600,000	Marble II Pte Ltd. 5.30%, 06/20/19 (c) 144A	612,804
500,000	Pratama Agung Pte Ltd. 6.25%, 02/24/18 (c) Reg S	519,336
600,000	STATS ChipPAC Ltd. 8.50%, 11/24/18 (c) 144A	648,000
1,100,000	Theta Capital Pte Ltd. 7.00%, 04/11/18 (c) Reg S	1,146,325
		5,830,241
South Africa: 1.7%
	Eskom Holdings SOC Ltd.
1,355,000	5.75%, 01/26/21 † 144A	1,372,436
1,380,000	6.75%, 08/06/23 144A	1,414,224
1,740,000	7.13%, 02/11/25 † 144A	1,786,359
600,000	FirstRand Bank Ltd. 4.25%, 04/30/20 Reg S	614,761
1,000,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	976,070
		6,163,850
South Korea: 0.6%
500,000	SK E&S Co. Ltd. 4.88% (US Treasury Yield Curve Rate T 5 Year+3.23%), 11/26/19 (c) 144A	504,400

Principal
Amount		Value

South Korea: (continued)
	Woori Bank Co. Ltd.
$750,000	4.75%, 04/30/24 144A	$787,975
900,000	5.00% (US Treasury Yield Curve Rate T 5 Year+3.33%), 06/10/20 (c) 144A	923,157
		2,215,532
Thailand: 0.5%
880,000	Krung Thai Bank PCL 5.20% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/26/19 (c) Reg S	914,962
875,000	PTTEP Treasury Center Co. Ltd. 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c) 144A	891,839
		1,806,801
Turkey: 9.1%
	Akbank TAS
805,000	4.00%, 01/24/20 144A	804,198
700,000	5.00%, 10/24/22 144A	701,674
925,000	5.13%, 03/31/25 144A	898,824
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	507,883
500,000	Alternatifbank AS 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/21 (c) Reg S	525,536
600,000	Arcelik AS 5.00%, 04/03/23 144A	614,990
	Finansbank AS
600,000	4.88%, 05/19/22 144A	593,573
800,000	6.25%, 04/30/19 144A	826,650
	TC Ziraat Bankasi AS
740,000	4.25%, 07/03/19 144A	740,466
600,000	4.75%, 04/29/21 144A	598,736
1,200,000	5.13%, 05/03/22 144A	1,197,606
	Turkiye Garanti Bankasi AS
1,100,000	4.75%, 10/17/19 144A	1,120,396
1,700,000	5.25%, 09/13/22 144A	1,725,233
1,000,000	5.88%, 03/16/23 144A	1,031,591
2,575,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	2,488,292
	Turkiye Is Bankasi SA
550,000	3.75%, 10/10/18 144A	550,611
2,980,000	5.00%, 04/30/20 144A	3,005,002
4,085,000	6.00%, 10/24/22 144A	4,078,276
1,500,000	Turkiye Sinai Kalkinma Bankasi AS 5.13%, 04/22/20 Reg S	1,521,432
	Turkiye Sise ve Cam Fabrikalari AS
200,000	4.25%, 05/09/20 Reg S	202,898
400,000	4.25%, 05/09/20 144A	405,795
	Turkiye Vakiflar Bankasi TAO
400,000	6.00%, 11/01/22 144A	395,322
2,645,000	8.00% (USD Swap Semi 30/360 5 Year+5.84%), 11/01/22 (c) 144A	2,726,902
	Yapi ve Kredi Bankasi AS
4,830,000	5.50%, 12/06/22 144A	4,703,502
500,000	5.85%, 06/21/24 144A	494,234
		32,459,622

See Notes to Financial Statements

31

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

United Arab Emirates: 0.3%
$1,000,000	First Abu Dhabi Bank PJSC 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c) Reg S	$1,026,375
United Kingdom: 4.3%
	AngloGold Ashanti Holdings Plc
835,000	5.13%, 08/01/22 †	879,881
650,000	5.38%, 04/15/20	683,898
580,000	6.50%, 04/15/40	616,830
1,200,000	DTEK Finance Plc 10.75% 12/01/17 (c)	1,246,800
800,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 Reg S	810,116
600,000	Liquid Telecommunications Financing Plc 8.50%, 07/13/20 (c) 144A	640,505
920,000	Oschadbank 9.38%, 03/10/23 (s) 144A	991,254
800,000	Petra Diamonds US Treasury Plc 7.25%, 05/01/19 (c) † 144A	796,400
300,000	Polyus Finance Plc 5.25%, 02/07/23 144A	315,077
1,000,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	1,053,207
900,000	Sasol Financing International Ltd. 4.50%, 11/14/22	905,412
1,400,000	Tullow Oil Plc 6.25%, 12/01/17 (c) † 144A	1,403,500
700,000	Ukraine Railways 9.88%, 09/15/21 144A	748,145
	Vedanta Resources Plc
1,700,000	6.13%, 08/09/21 (c) 144A	1,738,677
1,810,000	8.25%, 06/07/21 144A	2,027,200
400,000	West China Cement Ltd. 6.50%, 11/30/17 (c) † Reg S	413,848
		15,270,750
United States: 2.3%
1,655,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	1,754,300
2,700,000	DAE Funding LLC 5.00%, 08/01/20 (c) 144A	2,764,125
	JBS USA LLC
1,150,000	5.75%, 06/15/20 (c) 144A	1,121,250
785,000	7.25%, 12/01/17 (c) 144A	804,217
644,626	Rio Oil Finance Trust 9.25%, 07/06/24 144A	700,225
1,200,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) 144A	1,236,744
		8,380,861
Venezuela: 2.5%
	Petroleos de Venezuela SA
3,915,000	5.38%, 04/12/27 Reg S	1,141,222
3,655,000	5.50%, 04/12/37 Reg S	1,059,950
3,395,000	6.00%, 05/16/24 144A	963,331
4,360,000	6.00%, 11/15/26 144A	1,220,800
2,200,000	8.50%, 10/27/20 144A	1,834,800

Principal
Amount		Value

Venezuela: (continued)
$2,220,000	9.00%, 11/17/21 Reg S	$990,675
2,455,000	9.75%, 05/17/35 144A	893,006
1,800,000	12.75%, 02/17/22 144A	821,250
		8,925,034
Total Corporate Bonds (Cost: $313,878,070)		316,318,099
GOVERNMENT OBLIGATIONS: 9.5%
Argentina: 4.9%
	City of Buenos Aires
1,100,000	7.50%, 06/01/27 144A	1,231,593
655,000	8.95%, 02/19/21 144A	732,814
600,000	Province of Salta 9.13%, 07/07/24 144A	682,698
	Provincia de Buenos Aires
750,000	7.88%, 06/15/27 144A	833,250
2,725,000	9.13%, 03/16/24 144A	3,181,437
2,155,000	9.95%, 06/09/21 144A	2,510,898
455,000	10.88%, 01/26/21 144A	523,960
1,935,000	10.88%, 01/26/21 Reg S	2,228,269
900,000	Provincia de Chubut 7.75%, 07/26/26 144A	952,002
	Provincia de Cordoba
1,275,000	7.13%, 06/10/21 144A	1,378,772
800,000	7.13%, 08/01/27 144A	855,160
500,000	Provincia de Entre Rios 8.75%, 02/08/25 144A	542,500
700,000	Provincia de Mendoza 8.38%, 05/19/24 144A	778,750
900,000	Provincia de Neuquen 8.63%, 05/12/28 144A	1,017,000
		17,449,103
Azerbaijan: 0.6%
2,070,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	2,083,463
Cayman Islands: 0.2%
700,000	Brazil Minas SPE 5.33%, 02/15/28 144A	714,000
Costa Rica: 0.4%
	Instituto Costarricense de Electricidad
300,000	6.38%, 05/15/43 144A	283,491
900,000	6.95%, 11/10/21 144A	989,100
		1,272,591
India: 0.7%
1,675,000	IDBI Bank Ltd. 3.75%, 01/25/19 Reg S	1,684,457
700,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	718,388
		2,402,845
Indonesia: 0.8%
	Perusahaan Listrik Negara PT
1,150,000	5.25%, 10/24/42 144A	1,213,767
1,250,000	5.50%, 11/22/21 Reg S	1,369,687
400,000	5.50%, 11/22/21 144A	438,300
		3,021,754

See Notes to Financial Statements

32

Principal
Amount		Value

Kazakhstan: 0.3%
$1,000,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	$1,013,850
Trinidad and Tobago: 0.4%
	Petroleum Co. of Trinidad & Tobago Ltd.
852,083	6.00%, 05/08/22 144A	865,930
300,000	9.75%, 08/14/19 Reg S	321,000
305,000	9.75%, 08/14/19 144A	326,350
		1,513,280
Turkey: 0.8%
	Export Credit Bank of Turkey
400,000	5.38%, 10/24/23 144A	404,155
150,000	5.88%, 04/24/19 Reg S	154,884
2,370,000	5.88%, 04/24/19 144A	2,447,170
		3,006,209
Ukraine: 0.4%
1,465,000	Ukreximbank 9.75%, 01/22/25 144A	1,602,893
Total Government Obligations (Cost: $32,416,184)		34,079,988

Number
of Shares
MONEY MARKET FUND: 0.9% (Cost: $2,996,765)
2,996,765	Dreyfus Government Cash Management Fund – Institutional Shares	2,996,765
Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $349,291,019)		353,394,852

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.7%
Repurchase Agreements: 6.7%
$5,718,931	Repurchase agreement dated 10/31/17 with Citigroup Global Markets, Inc., 1.07%, due 11/1/17, proceeds $5,719,101; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/1/17 to 9/9/49, valued at $5,833,309 including accrued interest)	5,718,931
1,180,281	Repurchase agreement dated 10/31/17 with Credit Agricole CIB, 1.05%, due 11/1/17, proceeds $1,180,315; (collateralized by various U.S. government and agency obligations, 2.00% to 2.25%, due 8/31/21 to 2/15/27, valued at $1,203,887 including accrued interest)	1,180,281
Principal
Amount		Value

Repurchase Agreements: (continued)
$5,718,931	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $5,719,103; (collateralized by cash in the amount of $65,388 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $5,766,614 including accrued interest)	$5,718,931
5,718,931	Repurchase agreement dated 10/31/17 with HSBC Securities USA, Inc., 1.04%, due 11/1/17, proceeds $5,719,096; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 10/1/47, valued at $5,833,338 including accrued interest)	5,718,931
5,718,931	Repurchase agreement dated 10/31/17 with Nomura Securities International, Inc., 1.06%, due 11/1/17, proceeds $5,719,099; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 11/30/17 to 9/9/49, valued at $5,833,310 including accrued interest)	5,718,931
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $24,056,005)		24,056,005
Total Investments: 105.6% (Cost: $373,347,024)		377,450,857
Liabilities in excess of other assets: (5.6)%		(19,980,480)
NET ASSETS: 100.0%		$357,470,377

See Notes to Financial Statements

33

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,983,784.
§	Illiquid Security — the aggregate value of illiquid securities is $270,300 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $260,574,827, or 72.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	9.3%	$33,016,264
Communications	5.9	20,709,739
Consumer, Cyclical	4.2	14,822,152
Consumer, Non-cyclical	3.7	12,963,261
Diversified	1.1	3,992,588
Energy	16.5	58,331,417
Financial	37.1	131,122,613
Government	9.6	34,079,988
Industrial	6.8	23,907,530
Technology	0.4	1,260,804
Utilities	4.6	16,191,731
Money Market Fund	0.8	2,996,765
	100.0%	$353,394,852

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$316,318,099	$—	$316,318,099
Government Obligations*	—	34,079,988	—	34,079,988
Money Market Fund	2,996,765	—	—	2,996,765
Repurchase Agreements	—	24,056,005	—	24,056,005
Total	$2,996,765	$374,454,092	$—	$377,450,857

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

34

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 97.4%
Bermuda: 2.4%
	Weatherford International Ltd.
$6,082,000	4.50%, 01/15/22 (c) †	$5,534,620
3,077,000	5.13%, 09/15/20	3,053,923
3,145,000	5.95%, 10/17/41 (c)	2,500,275
3,475,000	6.50%, 08/01/36	2,910,313
9,429,000	6.75%, 09/15/40	7,932,146
2,316,000	7.00%, 03/15/38 †	2,026,500
4,182,000	9.63%, 03/01/19	4,474,740
		28,432,517
Canada: 4.3%
	Bombardier, Inc.
750,000	6.00%, 11/30/17 (c) Reg S	742,500
1,350,000	7.45%, 05/01/34 144A	1,346,625
	Kinross Gold Corp.
4,075,000	5.13%, 06/01/21 (c)	4,350,062
4,420,000	5.95%, 12/15/23 (c)	4,928,300
2,123,000	6.88%, 03/01/41 (c)	2,385,721
	Teck Resources Ltd.
5,997,000	3.75%, 11/01/22 (c) †	6,075,741
5,853,000	4.75%, 10/15/21 (c)	6,204,180
3,620,000	5.20%, 09/01/41 (c)	3,647,150
2,320,000	5.40%, 08/01/42 (c)	2,378,000
3,549,000	6.00%, 02/15/40 (c)	3,952,699
3,315,000	6.13%, 10/01/35	3,770,813
8,874,000	6.25%, 01/15/41 (c)	10,179,720
		49,961,511
Cayman Islands: 3.2%
	Noble Holding International Ltd.
530,000	3.95%, 03/15/22	447,850
316,000	4.63%, 03/01/21	293,880
4,165,000	5.25%, 03/15/42	2,665,600
3,519,000	6.05%, 03/01/41	2,348,933
3,428,000	6.20%, 08/01/40	2,331,040
2,660,000	7.70%, 01/01/25 (c)	2,327,500
3,463,000	8.70%, 10/01/44 (c) †	2,787,715
	Transocean, Inc.
4,670,000	5.80%, 07/15/22 (c) (s) †	4,588,275
2,399,000	6.50%, 11/15/20 †	2,500,958
8,135,000	6.80%, 03/15/38 †	6,650,362
4,795,000	7.50%, 04/15/31 †	4,303,512
2,983,000	8.38%, 12/15/21 (s) †	3,229,098
2,690,000	9.35%, 12/15/41	2,609,300
		37,084,023
Finland: 1.1%
	Nokia OYJ
4,935,000	5.38%, 05/15/19	5,150,906
4,164,000	6.63%, 05/15/39	4,774,151
2,525,000	Stora Enso OYJ 7.25%, 04/15/36 144A	3,137,313
		13,062,370
France: 0.4%
3,743,000	BPCE SA 12.50% (ICE LIBOR USD 3 Month+12.98%), 09/30/19 (c) 144A	4,423,777
Principal Amount		Value

Germany: 1.5%
	Deutsche Bank AG
$14,665,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	$14,638,544
2,300,000	4.50%, 04/01/25	2,334,587
		16,973,131
Ireland: 0.3%
2,461,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	3,002,420
Italy: 1.5%
16,770,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	17,184,738
Japan: 1.8%
20,810,000	SoftBank Corp. 4.50%, 04/15/20 144A	21,544,593
Luxembourg: 7.8%
	ArcelorMittal
4,902,000	5.75%, 08/05/20 (s) †	5,343,180
6,630,000	6.00%, 03/01/21 (s)	7,293,000
5,263,000	6.75%, 02/25/22 (s)	6,078,765
7,423,000	7.25%, 03/01/41 (s)	9,148,847
12,252,000	7.50%, 10/15/39 (s)	15,360,945
	Telecom Italia Capital
8,890,000	6.00%, 09/30/34	10,004,184
8,325,000	6.38%, 11/15/33	9,698,625
1,864,000	7.00%, 06/04/18	1,917,683
4,495,000	7.18%, 06/18/19	4,860,219
8,000,000	7.20%, 07/18/36	9,952,000
8,337,000	7.72%, 06/04/38	10,827,679
		90,485,127
Sweden: 0.7%
8,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	8,569,388
United Kingdom: 5.4%
4,871,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	5,674,715
	Ensco Plc
5,010,000	4.50%, 07/01/24 (c) †	4,133,250
2,665,000	4.70%, 03/15/21 †	2,585,050
5,782,000	5.20%, 12/15/24 (c) †	4,900,245
8,407,000	5.75%, 04/01/44 (c)	5,779,812
	Lloyds Banking Group Plc
125,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) Reg S	143,750
3,285,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) † 144A	3,777,750
3,375,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c) 144A	3,923,438
1,600,000	Petrofac Ltd. 3.40%, 10/10/18 † 144A	1,591,200
6,287,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (c)	8,078,795
3,416,000	Signet UK Finance Plc 4.70%, 03/15/24 (c)	3,406,899

See Notes to Financial Statements

35

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United Kingdom: (continued)
$6,265,000	Standard Chartered Plc 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) † 144A	$7,386,435
7,088,000	Tesco Plc 6.15%, 11/15/37 144A	7,679,579
3,770,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	4,029,187
		63,090,105
United States: 67.0%
	ADT Corp.
8,336,000	3.50%, 07/15/22	8,367,260
5,887,000	4.13%, 06/15/23	5,997,676
	Allegheny Technologies, Inc.
5,381,000	5.95%, 10/15/20 (c)	5,562,609
3,841,000	7.88%, 05/15/23 (c) (s)	4,215,497
2,167,000	9.38%, 06/01/19	2,378,283
4,287,000	Ally Financial, Inc. 8.00%, 11/01/31	5,680,275
	Arconic, Inc.
10,322,000	5.40%, 01/15/21 (c)	11,118,755
4,724,000	5.72%, 02/23/19	4,948,246
5,030,000	5.87%, 02/23/22	5,520,425
5,964,000	5.90%, 02/01/27	6,683,020
5,456,000	5.95%, 02/01/37	5,906,120
8,102,000	6.15%, 08/15/20	8,846,655
1,720,000	6.75%, 01/15/28 †	2,038,200
	Avon Products, Inc.
4,351,000	6.60%, 03/15/20 (s)	4,307,490
3,552,000	7.00%, 03/15/23 (s)	2,974,800
3,814,000	BAC Capital Trust XI 6.63%, 05/23/36	4,786,570
	Carpenter Technology Corp.
2,832,000	4.45%, 12/01/22 (c)	2,877,083
1,728,000	5.20%, 04/15/21 (c)	1,800,802
	CDK Global, Inc.
2,070,000	3.80%, 09/15/19 (c)	2,126,925
4,285,000	5.00%, 07/15/24 (c)	4,596,519
	CenturyLink, Inc.
1,835,000	6.15%, 09/15/19 †	1,929,044
7,338,000	6.88%, 01/15/28	7,337,486
6,315,000	7.60%, 09/15/39	5,857,162
	CF Industries Holdings, Inc.
6,399,000	3.45%, 06/01/23 †	6,335,010
6,370,000	4.95%, 06/01/43	5,860,400
6,345,000	5.15%, 03/15/34	6,352,931
5,977,000	5.38%, 03/15/44	5,760,334
2,154,000	Choice Hotels International, Inc. 5.70%, 08/28/20	2,334,398
2,430,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	2,004,750
	Continental Resources, Inc.
8,352,000	3.80%, 03/01/24 (c) †	8,153,640
6,000,000	4.90%, 12/01/43 (c)	5,617,500
1,765,000	Countrywide Capital III 8.05%, 06/15/27	2,269,155
Principal Amount		Value

United States: (continued)
$200,000	Crown Americas LLC / Crown Americas Capital Corp V 4.25%, 03/31/26 (c)	$200,500
2,889,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	3,409,020
	DCP Midstream Operating LP
2,928,000	2.70%, 03/01/19 (c)	2,924,340
4,251,000	3.88%, 12/15/22 (c)	4,240,372
5,475,000	4.75%, 06/30/21 (c) 144A	5,666,625
2,585,000	4.95%, 01/01/22 (c)	2,694,863
5,519,000	5.35%, 03/15/20 144A	5,781,152
4,369,000	5.60%, 10/01/43 (c)	4,194,240
1,750,000	6.45%, 11/03/36 144A	1,859,375
4,576,000	6.75%, 09/15/37 144A	4,942,080
616,000	8.13%, 08/16/30	729,960
3,361,000	9.75%, 03/15/19 144A	3,680,295
	Dell, Inc.
3,572,000	4.63%, 04/01/21	3,720,238
1,275,000	5.40%, 09/10/40	1,179,375
4,302,000	5.88%, 06/15/19	4,517,100
4,474,000	6.50%, 04/15/38	4,574,665
3,170,000	7.10%, 04/15/28 †	3,566,250
	Diamond Offshore Drilling, Inc.
2,066,000	3.45%, 08/01/23 (c)	1,854,235
6,433,000	4.88%, 05/01/43 (c)	4,856,915
4,143,000	5.70%, 10/15/39	3,500,835
8,330,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	10,881,162
	Dun & Bradstreet Corp.
2,549,000	4.25%, 05/15/20 (c)	2,640,188
2,428,000	4.63%, 09/01/22 (c)	2,502,513
	Edgewell Personal Care
5,091,000	4.70%, 05/19/21	5,396,460
4,159,000	4.70%, 05/24/22	4,439,732
12,387,000	Embarq Corp. 8.00%, 06/01/36	12,557,321
	EMC Corporation
16,286,000	2.65%, 06/01/20	16,101,061
8,667,000	3.38%, 03/01/23 (c)	8,388,410
3,284,000	Energen Corp. 4.63%, 06/01/21 (c)	3,341,470
	FirstEnergy Solutions Co.
2,462,000	6.05%, 08/15/21	1,286,395
3,213,000	6.80%, 08/15/39	1,638,630
	Freeport-McMoRan, Inc.
9,295,000	3.10%, 03/15/20	9,341,475
15,327,000	3.55%, 12/01/21 (c)	15,212,047
15,907,000	3.88%, 12/15/22 (c) †	15,728,046
4,610,000	4.00%, 11/14/21	4,667,625
7,118,000	4.55%, 08/14/24 (c) †	7,139,425
6,572,000	5.40%, 05/14/34 (c)	6,440,560
15,612,000	5.45%, 09/15/42 (c)	14,753,340
7,911,000	Frontier Communications Corp. 9.00%, 08/15/31	6,190,357
2,425,000	Frontier Florida LLC 6.86%, 02/01/28	2,101,889

See Notes to Financial Statements

36

Principal Amount		Value

United States: (continued)
	Genworth Holdings, Inc.
$4,547,000	4.80%, 02/15/24	$3,890,868
2,199,000	4.90%, 08/15/23	1,873,988
2,531,000	6.50%, 06/15/34	2,113,385
2,038,000	7.20%, 02/15/21	1,958,294
6,478,000	7.63%, 09/24/21 †	6,283,660
4,372,000	7.70%, 06/15/20 †	4,327,974
2,334,000	Global Marine, Inc. 7.00%, 06/01/28	2,322,330
11,084,000	Goldman Sachs Capital I 6.35%, 02/15/34	13,890,876
3,354,000	Graham Holdings Co. 7.25%, 02/01/19	3,563,625
1,500,000	H.B. Fuller Co. 4.00%, 11/15/26 (c)	1,425,000
2,460,000	HCA, Inc. 7.69%, 06/15/25	2,804,400
1,505,000	IFM US Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	1,656,435
2,378,000	iHeartCommunications, Inc. 7.25%, 10/15/27	808,520
	Ingram Micro, Inc.
2,607,000	5.00%, 02/10/22 (c)	2,638,511
4,066,000	5.45%, 09/15/24 (c)	4,162,141
6,401,000	Invista Finance LLC 4.25%, 10/15/19 144A	6,625,035
	JC Penney Corp., Inc.
2,032,000	6.38%, 10/15/36 †	1,203,960
3,683,000	7.40%, 04/01/37 (p) †	2,265,045
4,181,000	7.63%, 03/01/97	2,424,980
	L Brands, Inc.
3,975,000	6.95%, 03/01/33	3,925,312
1,500,000	7.60%, 07/15/37	1,507,500
3,807,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	4,025,902
	Leonardo US Holdings, Inc.
4,425,000	6.25%, 07/15/19 † 144A	4,690,500
3,470,000	6.25%, 01/15/40 144A	3,955,800
2,340,000	7.38%, 07/15/39 144A	2,895,750
	Leucadia National Corp.
6,108,000	5.50%, 01/18/23 (c)	6,508,226
2,225,000	6.63%, 07/23/43 (c)	2,444,872
2,933,000	Lexmark International, Inc. 6.63%, 03/15/20 †	3,108,980
2,255,000	McClatchy Co. 6.88%, 03/15/29 †	1,967,488
	MDC Holdings, Inc.
2,129,000	5.50%, 10/15/23 (c)	2,301,981
2,086,000	5.63%, 02/01/20	2,250,273
4,064,000	6.00%, 10/15/42 (c)	3,919,525
3,935,000	Midcontinent Express Pipeline LLC 6.70%, 09/15/19 144A	4,200,612
	Murphy Oil Corp.
5,363,000	4.00%, 03/01/22 (c)	5,336,185
5,130,000	4.70%, 09/01/22 (c)	5,162,062
3,938,000	6.13%, 06/01/42 (c)	3,903,543
Principal Amount		Value

United States: (continued)
	Nabors Industries, Inc.
$5,795,000	4.63%, 09/15/21	$5,625,786
6,194,000	5.00%, 09/15/20	6,286,910
2,840,000	5.10%, 06/15/23 (c)	2,698,000
2,402,000	9.25%, 01/15/19	2,564,135
	New Albertsons, Inc.
818,000	6.63%, 06/01/28	631,905
2,985,000	7.45%, 08/01/29	2,485,013
3,867,000	8.00%, 05/01/31	3,378,791
1,015,000	8.70%, 05/01/30 †	905,888
4,190,000	NGPL Pipeco LLC 7.77%, 12/15/37 144A	5,247,975
1,850,000	Nine West Holdings, Inc. 6.13%, 11/15/34	326,155
	NuStar Logistics, LP
2,181,000	4.75%, 11/01/21 (c)	2,227,346
3,836,000	4.80%, 09/01/20	4,003,825
3,415,000	Och-Ziff Finance Co. LLC 4.50%, 11/20/19 † 144A	3,359,506
2,292,000	Pactiv LLC 7.95%, 12/15/25	2,606,692
	PulteGroup, Inc.
2,410,000	6.00%, 02/15/35	2,542,550
3,974,000	6.38%, 05/15/33	4,391,270
2,194,000	7.88%, 06/15/32	2,731,530
2,701,000	Qwest Capital Funding, Inc. 7.75%, 02/15/31	2,605,655
3,365,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	3,979,112
2,469,000	Rite Aid Corp. 7.70%, 02/15/27	2,110,995
	Rockies Express Pipeline
6,505,000	5.63%, 04/15/20 144A	6,927,825
6,181,000	6.88%, 04/15/40 144A	6,922,720
	Rowan Cos, Inc.
3,191,000	4.75%, 10/15/23 (c)	2,847,968
5,591,000	4.88%, 03/01/22 (c)	5,297,472
3,889,000	5.40%, 06/01/42 (c)	2,975,085
2,761,000	5.85%, 07/15/43 (c)	2,236,410
	Safeway, Inc.
2,261,000	5.00%, 08/15/19 †	2,300,568
5,136,000	7.25%, 02/01/31	4,468,320
	Sealed Air Corp.
1,582,000	4.88%, 09/01/22 (c) 144A	1,682,853
2,315,000	6.88%, 07/15/33 144A	2,702,763
	SLM Corp.
4,951,000	5.63%, 08/01/33	4,294,992
12,626,000	8.00%, 03/25/20	13,951,730
	Southwestern Energy Co.
8,548,000	4.10%, 12/15/21 (c) †	8,441,150
8,276,000	6.70%, 10/23/24 (c)	8,482,900
	Sprint Capital Corp.
21,305,000	6.88%, 11/15/28	22,783,034
14,340,000	6.90%, 05/01/19	15,164,550
16,258,000	8.75%, 03/15/32	19,753,470

See Notes to Financial Statements

37

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	Symantec Corp.
$3,603,000	3.95%, 03/15/22 (c)	$3,727,877
6,168,000	4.20%, 09/15/20	6,399,300
5,006,000	Talen Energy Supply LLC 4.60%, 09/15/21 (c) †	4,580,490
3,650,000	Tenet Healthcare Corp. 6.88%, 11/15/31	3,102,500
2,118,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	2,300,678
100,000	TRW Automotive, Inc. 4.45%, 09/01/23 (c) § 144A	98,875
4,569,000	United States Cellular Corp. 6.70%, 12/15/33	4,843,140
2,922,000	United States Steel Corp. 6.65%, 06/01/37 †	2,819,730
	Williams Cos, Inc.
6,901,000	3.70%, 10/15/22 (c)	6,995,889
10,677,000	4.55%, 03/24/24 (c)	11,210,850
5,702,000	5.75%, 12/24/43 (c)	6,072,630
3,188,000	7.50%, 01/15/31	3,885,375
1,595,000	7.75%, 06/15/31	1,953,875
3,164,000	7.88%, 09/01/21	3,733,520
2,479,000	XPO CNW, Inc. 6.70%, 05/01/34	2,479,000
	Yum! Brands, Inc.
3,636,000	3.75%, 08/01/21 (c)	3,745,080
2,371,000	3.88%, 08/01/20 (c)	2,451,804
4,409,000	3.88%, 08/01/23 (c) †	4,447,579
922,000	5.30%, 09/15/19	971,558
1,410,000	5.35%, 05/01/43 (c)	1,341,263
2,988,000	6.88%, 11/15/37	3,301,740
		780,134,701
Total Corporate Bonds (Cost: $1,088,684,723)		1,133,948,401

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $7,368,592)
7,368,592	Dreyfus Government Cash Management Fund – Institutional Shares	7,368,592
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $1,096,053,315)		1,141,316,993
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.2%
Repurchase Agreements: 7.2%
$19,952,517	Repurchase agreement dated 10/31/17 with Citigroup Global Markets, Inc., 1.07%, due 11/1/17, proceeds $19,953,110; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/1/17 to 9/9/49, valued at $20,351,568 including accrued interest)	$19,952,517
19,952,517	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $19,953,116; (collateralized by cash in the amount of $228,129 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $20,118,876 including accrued interest)	19,952,517
19,952,517	Repurchase agreement dated 10/31/17 with HSBC Securities USA, Inc., 1.04%, due 11/1/17, proceeds $19,953,093; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 10/1/47, valued at $20,351,665 including accrued interest)	19,952,517
4,198,022	Repurchase agreement dated 10/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.05%, due 11/1/17, proceeds $4,198,144; (collateralized by various U.S. government and agency obligations, 2.00% to 2.13%, due 3/31/24 to 6/30/24, valued at $4,281,983 including accrued interest)	4,198,022
19,952,517	Repurchase agreement dated 10/31/17 with Nomura Securities International, Inc., 1.06%, due 11/1/17, proceeds $19,953,104; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 11/30/17 to 9/9/49, valued at $20,351,567 including accrued interest)	19,952,517
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $84,008,090)		84,008,090
Total Investments: 105.2% (Cost: $1,180,061,405)		1,225,325,083
Liabilities in excess of other assets: (5.2)%		(60,520,328)
NET ASSETS: 100.0%		$1,164,804,755

See Notes to Financial Statements

38

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $79,533,463.
§	Illiquid Security — the aggregate value of illiquid securities is $98,875 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $155,772,786, or 13.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	23.0%	$262,973,224
Communications	18.0	205,354,908
Consumer, Cyclical	6.2	70,327,582
Consumer, Non-cyclical	4.0	45,566,218
Diversified	0.8	8,953,098
Energy	24.3	277,762,807
Financial	13.2	151,108,076
Industrial	3.8	43,348,847
Technology	5.4	61,048,126
Utilities	0.7	7,505,515
Money Market Fund	0.6	7,368,592
	100.0%	$1,141,316,993

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$1,133,948,401	$—	$1,133,948,401
Money Market Fund	7,368,592	—	—	7,368,592
Repurchase Agreements	—	84,008,090	—	84,008,090
Total	$7,368,592	$1,217,956,491	$—	$1,225,325,083

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

39

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 63.4%
Australia: 1.7%
AUD	30,000	Commonwealth Bank of Australia 3.25%, 03/31/22	$23,328
	200,000	Westpac Banking Corp. 3.10%, 06/03/21 Reg S	155,224
			178,552
Austria: 1.2%
EUR	100,000	Verbund AG 1.50%, 11/20/24 Reg S	123,415
Brazil: 1.0%
USD	100,000	Banco Nacional de Desenvolvimento Economico e Social 4.75%, 05/09/24 Reg S	101,280
Cayman Islands: 3.9%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	107,375
	200,000	MTR Corp. CI Ltd. 2.50%, 11/02/26 Reg S	193,576
EUR	100,000	Three Gorges Finance II Cayman Islands Ltd. 1.30%, 06/21/24 Reg S	118,005
			418,956
China / Hong Kong: 1.8%
USD	200,000	Bank of China Ltd. 2.25%, 07/12/21 Reg S	196,464
France: 14.2%
		Electricite de France SA
EUR	200,000	1.00%, 07/13/26 (c) Reg S	233,120
	100,000	2.25%, 04/27/21 Reg S	125,788
USD	50,000	3.63%, 07/13/25 (c) 144A	51,649
		Engie SA
EUR	100,000	1.50%, 12/27/27 (c) Reg S	121,176
	200,000	2.38%, 05/19/26 Reg S	262,242
	100,000	Fonciere Des Regions 1.88%, 02/20/26 (c) Reg S	123,148
		SNCF Reseau
	100,000	1.00%, 11/09/31 Reg S	113,037
	200,000	1.88%, 03/30/34 Reg S	249,285
	100,000	Societe Generale SA 0.75%, 11/25/20 Reg S	119,379
	100,000	Unibail-Rodamco SE 1.00%, 03/14/25 Reg S	119,690
			1,518,514
Germany: 12.1%
	100,000	Berlin Hyp AG 0.50%, 09/26/23	116,901
		Kreditanstalt fuer Wiederaufbau
	100,000	0.05%, 05/30/24	116,260
	220,000	0.38%, 07/22/19 Reg S	260,539
SEK	1,410,000	0.50%, 01/27/21	170,718
USD	100,000	1.75%, 10/15/19	100,045
	130,000	1.88%, 11/30/20	129,884
	100,000	2.00%, 11/30/21	99,769
EUR	100,000	NRW Bank 0.88%, 11/10/25 Reg S	120,693
	150,000	Senvion Holding GmbH 3.88%, 05/01/19 (c) Reg S	180,025
			1,294,834
Principal Amount			Value

Mexico: 3.8%
		Mexico City Airport Trust
USD	150,000	4.25%, 07/31/26 (c) 144A	$152,962
	250,000	5.50%, 01/31/47 (c) 144A	248,875
			401,837
Netherlands: 9.6%
EUR	150,000	ABN Amro Bank NV 0.63%, 05/31/22 Reg S	178,756
	100,000	Enel Finance International NV 1.00%, 09/16/24 Reg S	119,051
	200,000	Iberdrola International BV 1.13%, 04/21/26 Reg S	236,388
		Nederlandse Waterschapsbank NV
SEK	300,000	0.70%, 01/25/23 Reg S	36,013
EUR	150,000	1.00%, 09/03/25 Reg S	184,256
		TenneT Holding BV
	120,000	0.88%, 03/04/21 (c) Reg S	144,381
	100,000	1.75%, 03/04/27 (c) Reg S	125,716
			1,024,561
Spain: 2.2%
		Iberdrola Finanzas SA
	100,000	1.00%, 12/07/23 (c) Reg S	119,733
	100,000	1.25%, 06/13/27 (c) Reg S	117,353
			237,086
United States: 11.9%
		Apple, Inc.
USD	150,000	2.85%, 12/23/22 (c)	153,195
	100,000	3.00%, 03/20/27 (c)	100,101
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	99,625
	100,000	Digital Realty Trust LP 3.95%, 05/01/22 (c)	105,493
	80,000	Kaiser Foundation Hospitals 3.15%, 02/01/27 (c)	80,774
	100,000	MidAmerican Energy Co. 3.10%, 02/01/27 (c)	100,867
	100,000	Regency Centers LP 3.75%, 03/15/24 (c)	101,923
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	119,797
USD	200,000	1.95%, 12/15/19	199,162
	100,000	TerraForm Power Operating LLC 6.38%, 02/01/18 (c) (s) 144A	105,250
	100,000	Vornado Realty LP 2.50%, 05/30/19 (c)	100,561
			1,266,748
Total Corporate Bonds (Cost: $6,544,291)			6,762,247
GOVERNMENT OBLIGATIONS: 36.0%
Canada: 2.7%
USD	100,000	Export Development Canada 1.63%, 06/01/20	99,567
		Province of Ontario Canada
CAD	70,000	1.75%, 10/09/18	54,491
	165,000	1.95%, 01/27/23	126,954
			281,012

See Notes to Financial Statements

40

Principal Amount			Value

France: 9.6%
EUR	100,000	Agence Francaise de Developpement 1.38%, 09/17/24 Reg S	$124,683
	100,000	Caisse des Depots et Consignations 0.20%, 03/01/22 Reg S	118,875
	525,000	French Republic Government Bond OAT 1.75%, 06/25/39 Reg S 144A	648,472
	100,000	Region of Ile de France 2.38%, 04/24/26 Reg S	134,190
			1,026,220
Lithuania: 1.1%
	100,000	Lietuvos Energija UAB 2.00%, 07/14/27 Reg S	120,175
Poland: 0.6%
	55,000	Republic of Poland Government International Bond 0.50%, 12/20/21 Reg S	65,168
Supranational: 17.9%
USD	100,000	African Development Bank 1.38%, 12/17/18	99,708
	100,000	Asian Development Bank 1.00%, 08/16/19	98,756
	100,000	European Bank for Reconstruction & Development 0.88%, 07/22/19	98,557
		European Investment Bank
SEK	700,000	0.50%, 07/19/22 Reg S	84,352
EUR	200,000	0.50%, 11/15/23 Reg S	240,403
	100,000	0.50%, 11/13/37	103,765
	150,000	1.38%, 11/15/19	181,516
USD	100,000	2.13%, 04/13/26	97,363
GBP	115,000	2.25%, 03/07/20 Reg S	158,263
USD	300,000	2.50%, 10/15/24	303,161
Principal Amount			Value

Supranational: (continued)
USD	150,000	International Bank for Reconstruction and Development 2.13%, 03/03/25	$147,645
	120,000	International Finance Corp. 2.13%, 04/07/26	116,869
		Nordic Investment Bank
SEK	200,000	0.16%, 04/23/20	24,179
	400,000	0.63%, 01/20/21 Reg S	48,924
USD	100,000	2.25%, 09/30/21	100,723
			1,904,184
Sweden: 2.8%
	200,000	Kommuninvest I Sverige AB 1.88%, 06/01/21 144A	199,099
	100,000	Svensk Exportkredit AB 1.88%, 06/23/20	99,877
			298,976
United Kingdom: 1.3%
GBP	100,000	Transport for London 2.13%, 04/24/25 Reg S	137,902
Total Government Obligations (Cost: $3,715,361)			3,833,637

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $24,420)
	24,420	Dreyfus Government Cash Management Fund – Institutional Shares	$24,420
Total Investments: 99.6% (Cost: $10,284,072)			10,620,304
Other assets less liabilities: 0.4%			47,905
NET ASSETS: 100.0%			$10,668,209

Definitions:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,406,307, or 13.2% of net assets.

See Notes to Financial Statements

41

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Basic Materials	1.0%	$107,375
Consumer, Non-cyclical	4.2	443,096
Energy	2.1	223,255
Financial	26.0	2,759,949
Government	36.1	3,833,637
Industrial	7.3	775,438
Technology	2.4	253,296
Utilities	20.7	2,199,838
Money Market Fund	0.2	24,420
	100.0%	$10,620,304

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$6,762,247	$—	$6,762,247
Government Obligations*	—	3,833,637	—	3,833,637
Money Market Fund	24,420	—	—	24,420
Total	$24,420	$10,595,884	$—	$10,620,304

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

42

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 96.3%
Argentina: 1.2%
USD	200,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$215,700
		Pampa Energia SA
	100,000	7.38%, 07/21/20 (c) 144A	109,850
	200,000	7.50%, 01/24/22 (c) 144A	219,160
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	163,440
	25,000	7.88%, 05/07/21 144A	27,240
	1,065,000	YPF SA 8.50%, 07/28/25 † 144A	1,241,257
			1,976,647
Australia: 0.6%
	300,000	FMG Resources 5.13%, 02/15/24 (c) † 144A	309,750
EUR	200,000	Origin Energy Finance Limited 4.00% (EUR Swap Annual 5 Year+3.67%), 09/16/19 (c) Reg S	244,574
USD	350,000	Virgin Australia Holdings Ltd. 7.88%, 10/15/21 144A	363,125
			917,449
Austria: 1.4%
	700,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	693,875
	380,000	JBS USA LLC 7.25%, 12/01/17 (c) 144A	389,302
EUR	300,000	Raiffeisen Bank International 4.50% (EUR Swap Annual 5 Year+3.30%), 02/21/20 (c) Reg S	375,707
	200,000	Sappi Papier Holding GmbH 3.38%, 04/01/18 (c) Reg S	239,741
USD	300,000	Suzano Austria GmbH 5.75%, 07/14/26 144A	323,850
EUR	200,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (c)	251,748
			2,274,223
Belgium: 0.3%
	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	277,341
	200,000	Ethias SA 5.00%, 01/14/26 Reg S	266,868
			544,209
Bermuda: 0.9%
USD	300,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) Reg S	307,731
	600,000	Digicel Group Ltd. 7.13%, 12/01/17 (c) 144A	567,750
	340,000	Digicel Ltd. 6.00%, 12/01/17 (c) 144A	335,719
	200,000	Inkia Energy Ltd. 8.38%, 12/01/17 (c) 144A	206,200
	325,000	Noble Group Ltd. 6.75%, 01/29/20 144A	135,688
			1,553,088
Principal Amount			Value

Brazil: 3.4%
USD	670,000	Banco Bradesco SA 5.90%, 01/16/21 † 144A	$712,632
	380,000	Banco BTG Pactual SA 5.75%, 09/28/22 † Reg S	373,350
		Banco do Brasil SA
	400,000	3.88%, 10/10/22	398,000
	770,000	5.88%, 01/19/23 144A	821,590
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	215,000
	450,000	Caixa Economica Federal 3.50%, 11/07/22 144A	444,150
		Centrais Eletricas Brasileiras SA
	500,000	5.75%, 10/27/21 † 144A	532,180
	75,000	6.88%, 07/30/19 144A	79,973
	1,370,000	Itau Unibanco Holding SA 5.13%, 05/13/23 144A	1,426,855
	550,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	591,250
			5,594,980
British Virgin Islands: 2.4%
	250,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	276,705
	200,000	Easy Tactic Ltd. 5.75%, 01/13/20 (c) Reg S	202,386
	500,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) Reg S	502,831
	150,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	154,125
	450,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 Reg S	458,454
	450,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	487,980
	200,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 Reg S	197,490
	400,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	412,624
	400,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 † Reg S	405,488
	200,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	214,520
	200,000	Studio City Finance Ltd. 8.50%, 12/01/17 (c) 144A	206,000
	200,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	202,941
	200,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 † Reg S	203,273
			3,924,817
Bulgaria: 0.2%
EUR	300,000	Bulgarian Energy Holding 4.25%, 11/07/18 Reg S	362,860

See Notes to Financial Statements

43

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Canada: 6.6%
USD	125,000	Air Canada 7.75%, 04/15/21 144A	$143,438
	270,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	252,450
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 Reg S	379,363
USD	445,000	6.13%, 01/15/23 † 144A	446,669
CAD	399,000	7.35%, 12/22/26 144A	312,613
USD	400,000	7.50%, 03/15/20 (c) 144A	415,000
	400,000	Brookfield Residential 6.50%, 12/01/17 (c) 144A	409,500
	300,000	Cascades, Inc. 5.50%, 12/01/17 (c) 144A	310,500
	400,000	Concordia Healthcare Corp. 9.50%, 12/15/18 (c) 144A	44,400
	200,000	Eldorado Gold Corp. 6.13%, 12/01/17 (c) 144A	199,500
	300,000	Emera Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/26 (c) †	345,030
		First Quantum Minerals Ltd.
	471,000	7.00%, 02/15/18 (c) 144A	490,429
	300,000	7.50%, 04/01/20 (c) 144A	318,750
	150,000	GFL Environmental, Inc. 9.88%, 02/01/18 (c) 144A	160,688
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 11/30/17 (c) 144A	120,578
USD	200,000	Hudbay Minerals, Inc. 7.63%, 01/15/20 (c) 144A	221,500
	250,000	Jupiter Resources, Inc. 8.50%, 12/01/17 (c) 144A	179,375
	375,000	Kinross Gold Corp. 5.95%, 12/15/23 (c)	418,125
	256,000	Lightstream Resources 8.63%, 12/01/17 (c) (d) * 144A	2,560
	250,000	Lundin Mining Corp. 7.50%, 11/20/17 (c) 144A	260,050
	200,000	Mattamy Group Corp. 6.88%, 12/15/19 (c) 144A	211,000
	450,000	MEG Energy Corp. 6.38%, 12/01/17 (c) 144A	414,000
	200,000	New Gold, Inc. 6.25%, 12/01/17 (c) 144A	207,000
	825,000	New Red Finance, Inc. 4.25%, 05/15/20 (c) † 144A	833,002
	600,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	621,000
	400,000	Open Text Corp. 5.63%, 01/15/18 (c) 144A	419,000
CAD	225,000	Parkland Fuel Corp. 5.63%, 05/09/20 (c)	175,413
USD	280,000	Precision Drilling Corp. 6.50%, 12/01/17 (c)	284,200
		Quebecor Media, Inc.
	440,000	5.75%, 01/15/23	479,600
CAD	420,000	6.63%, 01/15/23 144A	356,761
USD	240,000	Seven Generations Energy Ltd. 6.75%, 05/01/18 (c) 144A	256,200
Principal Amount			Value

Canada: (continued)
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	$161,157
		Teck Resources Ltd.
USD	400,000	4.75%, 10/15/21 (c)	424,000
	450,000	6.25%, 01/15/41 (c)	516,213
			10,789,064
Cayman Islands: 6.5%
	200,000	Agile Group Holdings Ltd. 9.00%, 05/21/18 (c) Reg S	215,246
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	201,883
	200,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	200,750
	200,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	207,000
	200,000	Central China Real Estate Ltd. 8.75%, 01/23/19 (c) Reg S	216,250
		China Evergrande Group
	200,000	8.25%, 03/23/20 (c) † Reg S	210,824
	600,000	8.75%, 06/28/21 (c) Reg S	624,286
	500,000	9.50%, 03/29/21 (c) Reg S	540,914
	200,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	211,966
	400,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	424,000
	840,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	877,087
	200,000	Greenland Hong Kong Holdings Ltd. 3.88%, 07/28/19 Reg S	197,285
	275,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) Reg S	287,362
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	204,500
	200,000	Health and Happiness H&H International Holdings Ltd. 7.25%, 06/21/18 (c) 144A	210,742
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	204,450
	400,000	KWG Property Holdings Ltd. 8.98%, 11/30/17 (c) Reg S	413,500
	400,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	424,000
	200,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	208,182
	200,000	MAF Global Securities Ltd. 7.13% (USD Swap Semi 30/360 5 Year+5.70%), 10/29/18 (c) Reg S	206,762
	200,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	202,322
	100,000	MIE Holdings Corp. 7.50%, 12/01/17 (c) 144A	74,998
	600,000	Noble Holding International Ltd. 7.70%, 01/01/25 (c)	525,000
	650,000	Park Aerospace Holdings Ltd. 5.50%, 02/15/24 144A	676,000
	400,000	Sable International Finance Ltd. 6.88%, 08/01/18 (c) 144A	430,000

See Notes to Financial Statements

44

Principal Amount			Value

Cayman Islands: (continued)
USD	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) † Reg S	$441,235
	400,000	Sunac China Holdings Ltd. 7.95%, 08/08/20 (c) † Reg S	407,836
	100,000	Suzano Trading Ltd. 5.88%, 01/23/21 † 144A	108,000
	200,000	Times Property Holdings Ltd. 11.45%, 03/05/18 (c) Reg S	217,026
		UPCB Finance IV Ltd.
EUR	420,000	4.00%, 01/15/21 (c) Reg S	522,335
USD	235,000	5.38%, 01/15/20 (c) 144A	241,463
	200,000	Wynn Macau Ltd. 5.50%, 10/01/22 (c) 144A	203,144
	300,000	Yuzhou Properties Co. Ltd. 6.00%, 10/25/20 (c) Reg S	310,080
			10,646,428
Chile: 0.1%
	200,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	195,912
China / Hong Kong: 0.7%
	550,000	Bank of East Asia Ltd. 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c) Reg S	569,022
	200,000	China Cinda Asset Management Co. Ltd. 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c) Reg S	198,916
	200,000	ICBC Asia Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c) Reg S	199,332
	200,000	Nanyang Commercial Bank Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c) Reg S	201,845
			1,169,115
Colombia: 1.1%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	108,125
	400,000	Banco de Bogota SA 5.38%, 02/19/23 † 144A	423,400
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	88,296
	50,000	7.50%, 07/30/22 144A	55,185
		Bancolombia SA
	200,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	200,500
	100,000	5.13%, 09/11/22	105,410
	765,000	Colombia Telecomunicaciones SA, ESP 5.38%, 11/30/17 (c) Reg S	784,125
			1,765,041
Principal Amount			Value

Denmark: 0.2%
EUR	250,000	TDC A/S 3.50% (EUR Swap Annual 5 Year+3.11%), 02/26/21 (c) Reg S	$305,253
Finland: 0.8%
		Nokia OYJ
USD	295,000	5.38%, 05/15/19	307,906
	375,000	6.63%, 05/15/39	429,949
	150,000	Stora Enso OYJ 7.25%, 04/15/36 144A	186,375
EUR	275,000	Teollisuuden Voima OYJ 2.13%, 11/04/24 (c) Reg S	321,472
			1,245,702
France: 6.0%
	200,000	Accor SA 4.13% (EUR Swap Annual 5 Year+3.65%), 06/30/20 (c) Reg S	249,856
	170,000	BPCE SA 12.50% (Euribor 3 Month ACT/360+13.13%), 09/30/19 (c) Reg S	243,481
	300,000	Casino Guichard Perrachon 4.87% (EUR Swap Annual 5 Year+3.82%), 01/31/19 (c) Reg S	361,167
		Casino Guichard Perrachon SA
	300,000	4.50%, 12/07/23 (c) Reg S	395,750
	300,000	4.56%, 01/25/23 Reg S	398,643
	350,000	CMA CGM SA 7.75%, 01/15/18 (c) † Reg S	429,872
	200,000	Elis SA 3.00%, 04/30/18 (c) Reg S	239,606
	200,000	Europcar Groupe SA 5.75%, 06/15/18 (c) Reg S	246,422
	275,000	Faurecia 3.13%, 06/15/18 (c) Reg S	331,026
		Loxam SAS
	200,000	4.25%, 04/15/20 (c) Reg S	250,528
	219,000	4.88%, 11/10/17 (c) 144A	262,725
		New AREVA Holding SA
	400,000	3.13%, 12/20/22 (c) Reg S	490,714
	100,000	4.38%, 11/06/19 †	125,530
	300,000	4.88%, 09/23/24	394,551
	100,000	Nexans SA 3.25%, 02/26/21 (c) Reg S	126,691
	540,000	Peugeot SA 2.38%, 04/14/23 Reg S	670,214
	360,000	Rexel SA 3.50%, 06/15/19 (c) Reg S	442,344
		SFR Group SA
	530,000	5.63%, 05/15/19 (c) 144A	672,979
USD	1,000,000	6.00%, 12/01/17 (c) 144A	1,043,750
	700,000	7.38%, 05/01/21 (c) 144A	755,125
EUR	200,000	Societe Generale SA 9.38% (Euribor 3 Month ACT/360+8.90%), 09/04/19 (c) Reg S	270,286

See Notes to Financial Statements

45

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

France: (continued)
EUR	550,000	Solvay Finance, Inc. 4.20% (EUR Swap Annual 5 Year+3.00%), 05/12/19 (c) Reg S	$674,965
USD	300,000	SPCM SA 4.88%, 09/15/20 (c) 144A	309,000
EUR	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c)	243,988
	200,000	Vallourec SA 3.25%, 08/02/19 † Reg S	241,766
			9,870,979
Germany: 3.3%
		Deutsche Bank AG
	250,000	2.75%, 02/17/25 Reg S	300,670
USD	500,000	4.50%, 04/01/25	507,519
EUR	200,000	Deutsche Lufthansa AG 5.13% (EUR Swap Annual 5 Year+4.78%), 02/12/21 (c) Reg S	257,550
	150,000	Hapag-Lloyd AG 6.75%, 02/01/19 (c) Reg S	190,878
USD	300,000	IHO Verwaltungs GmbH 5.50% 09/15/21 (c) 144A	306,750
EUR	300,000	K+S AG 3.00%, 06/20/22 Reg S	372,400
	300,000	Metro Wholesale & Food 1.50%, 03/19/25 Reg S	356,208
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	200,593
		RWE AG
EUR	425,000	2.75% (EUR Swap Annual 5 Year+2.64%), 10/21/20 (c) Reg S	515,491
GBP	100,000	7.00% (GBP Swap 5 Year+5.10%), 03/20/19 (c) Reg S	141,773
		ThyssenKrupp AG
EUR	320,000	1.38%, 12/03/21 (c) Reg S	382,209
	550,000	3.13%, 07/25/19 (c) Reg S	675,241
	980,000	Unitymedia Hessen GmbH & Co. 4.00%, 01/15/20 (c) Reg S	1,219,500
			5,426,782
India: 0.3%
USD	200,000	Delhi International Airport Ltd. 6.13%, 02/03/22 Reg S	215,887
	200,000	JSW Steel Ltd. 5.25%, 04/13/22 † Reg S	206,919
			422,806
Indonesia: 0.1%
	200,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	204,185
Ireland: 3.6%
	520,000	Alfa Bank 7.75%, 04/28/21 Reg S	587,922
EUR	200,000	Allied Irish Banks PLC 4.13% (EUR Swap Annual 5 Year+3.95%), 11/26/20 (c) Reg S	251,896
Principal Amount			Value

Ireland: (continued)
		Ardagh Packaging Finance Plc
EUR	600,000	2.75%, 03/15/20 (c) Reg S	$721,883
	590,000	4.13%, 05/15/19 (c) Reg S	732,862
USD	400,000	4.63%, 05/15/19 (c) 144A	412,500
EUR	200,000	Bank of Ireland 4.25% (EUR Swap Annual 5 Year+3.55%), 06/11/19 (c) Reg S	246,187
	500,000	Gazprombank OJSC 4.00%, 07/01/19 Reg S	610,092
USD	200,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	211,092
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	260,322
	310,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	313,180
	875,000	Russian Railways 5.70%, 04/05/22 Reg S	951,169
	200,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	207,952
EUR	300,000	Smurfit Kappa Acquisitions ULC 2.38%, 11/01/23 (c) Reg S	367,973
			5,875,030
Italy: 6.8%
EUR	200,000	Astaldi SpA 7.13%, 11/30/17 (c) Reg S	238,413
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	123,123
	200,000	Banca Monte dei Paschi di Siena SpA 3.63%, 04/01/19 Reg S	242,372
		Banco Popolare SC
	300,000	3.50%, 03/14/19 Reg S	364,054
	350,000	6.00%, 11/05/20 Reg S	446,161
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	215,507
	800,000	Enel SpA 6.50% (EUR Swap Annual 5 Year+5.24%), 01/10/19 (c) Reg S	999,480
	200,000	Iccrea Banca SpA 1.88%, 11/25/19 Reg S	238,941
		Intesa Sanpaolo SpA
	250,000	5.00%, 09/23/19 Reg S	316,339
	300,000	6.63%, 09/13/23 Reg S	442,626
	700,000	8.38% (Euribor 3 Month ACT/360+6.87%), 10/14/19 (c) Reg S	926,195
		Leonardo Finmeccanica SpA
	367,000	4.88%, 03/24/25	532,785
	200,000	5.25%, 01/21/22	278,975
GBP	175,000	8.00%, 12/16/19	265,275
EUR	200,000	Mediobanca SpA 5.00%, 11/15/20	262,202
	200,000	Salini Impregilo SpA 3.75%, 06/24/21 Reg S	257,512

See Notes to Financial Statements

46

Principal Amount			Value

Italy: (continued)
EUR		Telecom Italia SpA
	300,000	3.63%, 05/25/26 Reg S	$400,987
	500,000	5.25%, 02/10/22 Reg S	698,543
USD	850,000	5.30%, 05/30/24 144A	919,062
GBP	800,000	6.38%, 06/24/19	1,150,039
		UniCredit SpA
EUR	200,000	5.75% (EUR Swap Annual 5 Year+4.10%), 10/28/20 (c) Reg S	261,972
	500,000	6.95%, 10/31/22 Reg S	727,242
	200,000	Unione di Banche Italiane SpA 4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/21 (c) Reg S	244,078
	300,000	Unipol Gruppo SpA 3.00%, 03/18/25 Reg S	360,321
	200,000	UnipolSai Assicurazioni SpA 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (c) Reg S	249,612
			11,161,816
Japan: 2.0%
		SoftBank Group Corp.
USD	1,250,000	4.50%, 04/15/20 144A	1,294,125
	200,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (c) Reg S	203,390
	1,700,000	6.00%, 04/30/25 (c) Reg S	1,833,875
			3,331,390
Kazakhstan: 0.8%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	220,927
		KazMunayGas National Co. JSC
	700,000	5.75%, 04/19/47 144A	705,869
	350,000	6.38%, 04/09/21 144A	384,118
			1,310,914
Luxembourg: 12.7%
	200,000	Adecoagro SA 6.00%, 09/21/22 (c) 144A	202,100
	220,000	ALROSA Finance SA 7.75%, 11/03/20 144A	247,367
		Altice Financing SA
EUR	500,000	5.25%, 02/15/18 (c) Reg S	613,404
USD	865,000	6.63%, 02/15/18 (c) 144A	913,959
	1,370,000	Altice SA 7.75%, 12/01/17 (c) 144A	1,452,200
		ArcelorMittal
EUR	250,000	3.00%, 04/09/21 Reg S	317,028
USD	525,000	7.25%, 03/01/41	647,062
	580,000	7.50%, 10/15/39	727,175
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 11/30/17 (c) Reg S	137,610
EUR	200,000	Cirsa Funding Luxembourg SA 5.88%, 05/15/18 (c) Reg S	245,513
	440,000	CNH Industrial Finance Europe SA 2.88%, 05/17/23 Reg S	572,330
Principal Amount			Value

Luxembourg: (continued)
EUR	300,000	Codere Finance SA 6.75%, 10/31/18 (c) Reg S	$366,152
USD	200,000	Consolidated Energy Finance SA 6.75%, 12/01/17 (c) 144A	203,750
	200,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	217,300
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	204,600
	200,000	6.50%, 07/21/20 † 144A	186,000
EUR	250,000	Dufry Finance SCA 4.50%, 08/01/18 (c) Reg S	310,002
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	320,250
	180,000	6.50%, 04/22/20 144A	192,150
EUR	490,000	Fiat Chrysler Finance Europe SA 4.75%, 07/15/22 Reg S	657,766
	200,000	Garfunkelux Holdco 3 SA 7.50%, 08/01/18 (c) Reg S	250,787
		Gazprom Neft OAO
USD	450,000	4.38%, 09/19/22 144A	459,932
	100,000	6.00%, 11/27/23 144A	110,460
		Gazprom OAO
	540,000	4.95%, 07/19/22 144A	566,187
	600,000	9.25%, 04/23/19 (p) 144A	654,542
	1,480,000	Gazprom PAO 7.29%, 08/16/37 144A	1,800,389
EUR	100,000	Gestamp Funding Luxembourg SA 3.50%, 05/15/19 (c) Reg S	122,351
	300,000	INEOS Group Holdings SA 5.38%, 08/01/19 (c) Reg S	379,341
	400,000	Matterhorn Telecom SA 3.88%, 05/01/18 (c) Reg S	481,680
USD	320,000	MHP SA 8.25%, 04/02/20 144A	346,683
	400,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) † 144A	416,300
	200,000	Offshore Drilling Holding SA 8.38%, 12/01/17 (c) 144A	81,000
	300,000	Puma International Financing SA 6.75%, 11/30/17 (c) Reg S	307,965
	200,000	Rosneft Finance SA 7.25%, 02/02/20 144A	217,840
		Sberbank of Russia
	760,000	5.13%, 10/29/22 144A	795,278
	490,000	6.13%, 02/07/22 144A	536,998
EUR	300,000	SES SA 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (c) Reg S	378,973
	150,000	Swissport Financing Sarl 6.75%, 06/15/18 (c) 144A	187,620
	100,000	Takko Luxembourg 2 SCA 9.88%, 11/10/17 (c) Reg S	119,538
	670,000	Telecom Italia Finance SA 7.75%, 01/24/33	1,218,570
USD	200,000	TMK OAO Via TMK Capital SA 6.75%, 04/03/20 Reg S	211,683

See Notes to Financial Statements

47

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Luxembourg: (continued)
USD	75,488	Tonon Luxembourg SA 10.50%, 12/01/17 (c) (d) (p) (s) * 144A	$32,083
	300,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	317,610
	400,000	VTB Bank SA 6.95%, 10/17/22 144A	435,901
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 11/10/17 (c) Reg S	117,660
	350,000	4.00%, 11/10/17 (c) 144A	411,810
USD	400,000	6.50%, 12/01/17 (c) 144A	414,140
	710,000	7.38%, 12/01/17 (c) 144A	739,323
			20,846,362
Marshall Islands: 0.1%
	100,000	Teekay Corp. 8.50%, 01/15/20 †	101,625
Mauritius: 0.3%
	500,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	495,677
Mexico: 0.8%
	200,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	218,190
		Cemex SAB de CV
	100,000	5.70%, 01/11/20 (c) 144A	105,500
	200,000	7.75%, 04/16/21 (c) † 144A	227,020
	200,000	Sixsigma Networks Mexico SA de CV 8.25%, 12/01/17 (c) 144A	211,500
	370,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) † 144A	381,581
	200,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	210,500
			1,354,291
Netherlands: 11.1%
EUR	300,000	ATF Netherlands BV 3.75% (EUR Swap Annual 5 Year+4.38%), 01/20/23 (c) Reg S	370,707
USD	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	191,150
	300,000	CNH Industrial NV 4.50%, 08/15/23	318,000
EUR	310,000	Constellium NV 4.63%, 11/30/17 (c) Reg S	369,685
	200,000	Delta Lloyd NV 4.38% (Euribor 3 Month ACT/360+3.90%), 06/13/24 (c) Reg S	257,371
USD	400,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	314,152
		Fiat Chrysler Automobiles NV
EUR	620,000	3.75%, 03/29/24 Reg S	796,500
USD	200,000	5.25%, 04/15/23	213,000
	200,000	First Bank of Nigeria Ltd. 8.00% (USD Swap Semi 30/360 2 Year+6.49%), 07/23/19 (c) 144A	195,000
Principal Amount			Value

Netherlands: (continued)
EUR	300,000	Gas Natural Fenosa Finance BV 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (c) Reg S	$380,928
USD	200,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	203,795
EUR	150,000	Grupo Antolin Dutch BV 5.13%, 06/30/18 (c) Reg S	184,797
USD	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	224,250
	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	280,833
GBP	249,000	Koninklijke KPN NV 6.88% (GBP Swap 5 Year+5.50%), 03/14/20 (c) Reg S	365,007
USD	200,000	Listrindo Capital BV 4.95%, 09/14/21 (c) 144A	203,500
	475,000	Majapahit Holding BV 7.75%, 01/20/20 144A	525,492
	560,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	587,300
	305,046	Metinvest BV 9.37% 12/31/21 Reg S	318,721
	200,000	Nostrum Oil & Gas Finance BV 8.00%, 07/25/19 (c) 144A	208,617
		NXP BV / NXP Funding LLC
	400,000	3.88%, 09/01/22 144A	416,500
	570,000	5.75%, 03/15/18 (c) 144A	594,225
		Petrobras Global Finance BV
EUR	950,000	3.25%, 04/01/19 Reg S	1,156,158
USD	960,000	4.38%, 05/20/23 †	956,640
EUR	550,000	4.75%, 01/14/25	709,929
USD	658,000	5.30%, 01/27/25 144A	660,961
	802,000	6.00%, 01/27/28 144A	813,027
	200,000	6.75%, 01/27/41	202,000
	850,000	7.38%, 01/17/27	945,625
	80,000	8.75%, 05/23/26	97,100
EUR	200,000	Phoenix PIB Dutch Finance BV 3.63%, 07/30/21 Reg S	258,889
	350,000	Repsol International Finance BV 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (c) Reg S	442,563
	200,000	Saipem Finance International BV 3.75%, 09/08/23 Reg S	252,628
USD	200,000	Samvardhana Motherson Automotive Systems Group BV 4.88%, 06/16/19 (c) † Reg S	210,211
		Schaeffler Finance BV
EUR	250,000	3.50%, 11/30/17 (c) 144A	297,714
	150,000	3.50%, 11/30/17 (c) Reg S	178,628
	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL 11.25% (EUR Swap Annual 5 Year+9.76%), 11/27/19 (c) (d) * Reg S	8,481

See Notes to Financial Statements

48

Principal Amount			Value

Netherlands: (continued)
EUR	500,000	Telefonica Europe BV 3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (c) Reg S	$623,206
	175,000	TenneT Holding BV 3.00% (EUR Swap Annual 5 Year+2.53%), 06/01/24 (c) Reg S	213,240
USD	890,000	VEON Holdings BV 5.95%, 02/13/23 144A	966,104
	440,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	467,610
EUR	450,000	Ziggo Bond Co BV 7.13%, 05/15/19 (c) Reg S	591,198
		Ziggo Secured Finance BV
	200,000	3.75%, 01/15/20 (c) Reg S	245,652
USD	350,000	5.50%, 01/15/22 (c) 144A	357,875
			18,174,969
Nigeria: 0.1%
	200,000	Access Bank Plc 10.50%, 10/19/21 144A	226,929
Panama: 0.1%
	200,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	211,250
Peru: 0.5%
	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	210,000
	200,000	Minsur SA 6.25%, 02/07/24 144A	223,000
	350,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	369,163
			802,163
Saudi Arabia: 0.1%
	200,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 Reg S	201,012
Singapore: 0.4%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	374,413
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	3,188
	200,000	Theta Capital Pte Ltd. 6.75%, 10/31/21 (c) † Reg S	199,541
			577,142
South Africa: 0.5%
		Eskom Holdings SOC Ltd.
	200,000	5.75%, 01/26/21 144A	202,574
	365,000	6.75%, 08/06/23 144A	374,052
	100,000	7.13%, 02/11/25 144A	102,664
	122,733	South Africa Ltd. 3.00% 12/31/22 144A	5,523
	200,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	195,214
			880,027
South Korea: 0.2%
	300,000	Woori Bank 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c) 144A	299,618
Principal Amount			Value

Spain: 1.4%
USD	62,018	Abengoa Abenewco 2 SAU 1.50%, 03/31/23 Reg S	$2,884
EUR	100,000	Abengoa SA 0.00%, 03/31/27 (d) (s) *	2,621
	200,000	Banco de Sabadell SA 5.63%, 05/06/26 Reg S	272,278
	300,000	Bankia SA 4.00% (EUR Swap Annual 5 Year+3.17%), 05/22/19 (c) Reg S	365,212
		Bankinter SA
	100,000	2.50% (EUR Swap Annual 5 Year+2.40%), 04/06/22 (c) Reg S	120,293
	50,000	6.38%, 09/11/19 Reg S	64,876
		CaixaBank SA
	300,000	3.50% (EUR Swap Annual 5 Year+3.35%), 02/15/22 (c) Reg S	371,359
	300,000	5.00% (EUR Swap Annual 5 Year+3.95%), 11/14/18 (c) Reg S	364,848
	300,000	Cellnex Telecom SAU 3.13%, 07/27/22 Reg S	386,300
	275,000	Grifols SA 3.20%, 05/01/20 (c) Reg S	326,000
		Grupo Isolux Corsan SA
	302	0.25%, 11/30/17 (c) (d) (s) * §	5
	56,417	3.00%, 11/30/17 (c) (d) (s) * §	1,314
			2,277,990
Sri Lanka: 0.1%
USD	200,000	National Savings Bank 8.88%, 09/18/18 144A	209,420
Sweden: 0.8%
EUR	530,000	Intrum Justitia AB 3.13%, 07/15/20 (c) Reg S	634,519
	400,000	Telefonaktiebolaget LM Ericsson 1.88%, 03/01/24 Reg S	458,841
	135,000	Verisure Holding AB 6.00%, 11/01/18 (c) Reg S	169,881
			1,263,241
Thailand: 0.2%
USD	400,000	PTTEP Treasury Center Co. Ltd. 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c) 144A	407,698
Turkey: 3.1%
	400,000	Akbank TAS 4.00%, 01/24/20 144A	399,602
	200,000	Arcelik AS 5.00%, 04/03/23 144A	204,997
	200,000	Finansbank AS 4.88%, 05/19/22 144A	197,858
	400,000	TC Ziraat Bankasi AS 4.25%, 07/03/19 144A	400,252
	700,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 † 144A	710,390
	500,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	483,163

See Notes to Financial Statements

49

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Turkey: (continued)
		Turkiye Is Bankasi SA
USD	400,000	5.00%, 04/30/20 144A	$403,356
	825,000	6.00%, 10/24/22 144A	823,642
		Turkiye Vakiflar Bankasi TAO
	200,000	6.00%, 11/01/22 144A	197,661
	400,000	8.00% (USD Swap Semi 30/360 5 Year+5.84%), 11/01/22 (c) 144A	412,386
	970,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	944,596
			5,177,903
United Kingdom: 10.3%
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 12/01/17 (c) 144A	98,500
	250,000	10.75%, 12/01/17 (c) 144A	206,250
		AngloGold Ashanti Holdings Plc
	175,000	5.13%, 08/01/22 †	184,406
	137,000	5.38%, 04/15/20	144,145
GBP	100,000	Ardonagh Midco 3 Plc 8.38%, 07/15/20 (c) Reg S	138,107
	100,000	Arqiva Broadcast Finance Plc 9.50%, 03/31/18 (c) Reg S	140,431
		Barclays Bank Plc
EUR	150,000	4.75% (Euribor 3 Month ACT/360+.71%), 03/15/20 (c) Reg S	177,625
GBP	500,000	14.00% (ICE LIBOR GBP 3 Month+13.40%), 06/15/19 (c) Reg S	782,634
USD	130,000	Barclays Bank Plc Perpetual 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	151,450
GBP	200,000	Boparan Finance Plc 5.50%, 11/10/17 (c) Reg S	252,649
USD	200,000	CEVA Group Plc 7.00%, 11/13/17 (c) † 144A	192,500
GBP	249,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	369,080
	100,000	Elli Finance UK Plc 8.75%, 11/30/17 (c) Reg S	132,619
USD	950,000	Ensco Plc 5.75%, 04/01/44 (c)	653,125
GBP	193,000	Enterprise Inns 6.50%, 12/06/18	269,739
	350,000	HBOS Capital Funding LP 6.46% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.85%), 11/30/18 (c) Reg S	487,852
	150,000	Heathrow Finance Plc 3.88%, 03/01/27 Reg S	197,993
USD	300,000	Inmarsat Finance Plc 4.88%, 12/01/17 (c) 144A	307,560
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	164,677
GBP	150,000	Iron Mountain Europe Plc 6.13%, 11/10/17 (c) Reg S	208,405

Principal Amount			Value

United Kingdom: (continued)
		Jaguar Land Rover Automotive Plc
EUR	300,000	2.20%, 01/15/24 Reg S	$356,562
GBP	530,000	5.00%, 02/15/22 144A	775,162
USD	300,000	KCA Deutag Finance Plc 7.25%, 12/01/17 (c) 144A	290,250
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	141,207
EUR	250,000	Lincoln Finance Ltd. 6.88%, 04/15/18 (c) Reg S	308,339
USD	90,000	Lloyds Banking Group Plc 6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) 144A	103,500
	475,000	Lloyds TSB Bank Plc 12.00% (ICE LIBOR USD 3 Month+11.76%), 12/16/24 (c) 144A	643,348
GBP	100,000	Matalan Finance Plc 6.88%, 11/10/17 (c) 144A	134,577
	250,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	391,345
EUR	300,000	OTE Plc 3.50%, 07/09/20 Reg S	370,426
USD	400,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	421,283
EUR	100,000	PPC Finance Plc 5.50%, 11/10/17 (c) Reg S	108,495
GBP	100,000	Premier Foods Investments Plc 6.50%, 11/30/17 (c) Reg S	136,340
		Royal Bank of Scotland Group Plc
EUR	350,000	3.63% (EUR Swap Annual 5 Year+2.65%), 03/25/19 (c) Reg S	422,255
USD	450,000	5.13%, 05/28/24	482,181
	350,000	6.00%, 12/19/23	390,470
	225,000	6.13%, 12/15/22	250,544
	200,000	Standard Chartered Plc 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) 144A	235,800
GBP	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	143,386
EUR	400,000	Synlab Bondco Plc 6.25%, 07/01/18 (c) Reg S	497,861
	267,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	318,461
		Tesco Plc
GBP	580,000	6.13%, 02/24/22	893,070
USD	200,000	6.15%, 11/15/37 144A	216,692
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	145,059
EUR	200,000	Thomas Cook Finance Plc 6.75%, 01/15/18 (c) Reg S	244,066
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	140,955
USD	250,000	Tullow Oil Plc 6.00%, 11/13/17 (c) † 144A	252,188

See Notes to Financial Statements

50

Principal Amount			Value

United Kingdom: (continued)
GBP	100,000	Twinkle Pizza Plc 6.63%, 11/10/17 (c) Reg S	$129,694
USD	700,000	Vedanta Resources Plc 6.13%, 08/09/21 (c) 144A	715,926
GBP	200,000	Virgin Media Finance Plc 7.00%, 04/15/18 (c) 144A	282,504
		Virgin Media Secured Finance Plc
	575,000	4.88%, 01/15/21 (c) Reg S	795,516
USD	200,000	5.25%, 01/15/20 (c) 144A	208,290
GBP	400,000	6.00%, 01/15/21 (c) (s) 144A	617,864
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	173,968
			16,997,331
United States: 3.3%
USD	400,000	Ashtead Capital, Inc. 4.38%, 08/15/22 (c) 144A	405,500
	110,000	Calfrac Holdings LP 7.50%, 12/01/17 (c) 144A	108,350
	850,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	901,000
	350,000	Cott Beverages, Inc. 5.38%, 12/01/17 (c)	364,875
	500,000	DAE Funding LLC 5.00%, 08/01/20 (c) 144A	511,875
	355,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	419,788
	1,180,000	Reynolds Group Issuer, Inc. 5.75%, 12/01/17 (c)	1,202,137
	304,407	Rio Oil Finance Trust 9.25%, 07/06/24 144A	330,662
		ZF North America Capital, Inc.
EUR	100,000	2.75%, 04/27/23 Reg S	126,254
USD	1,050,000	4.50%, 04/29/22 144A	1,101,187
			5,471,628
Venezuela: 0.9%
		Petroleos de Venezuela SA
	585,000	5.38%, 04/12/27 Reg S	170,528
	885,000	5.50%, 04/12/37 Reg S	256,650
	170,000	6.00%, 05/16/24 Reg S	48,450
	960,000	6.00%, 05/16/24 144A	272,400
	90,000	9.00%, 11/17/21 Reg S	40,163
	685,000	9.00%, 11/17/21 144A	305,681
	375,000	9.75%, 05/17/35 144A	136,406
	465,000	12.75%, 02/17/22 144A	212,156
			1,442,434
Total Corporate Bonds (Cost: $156,253,213)			158,287,400
GOVERNMENT OBLIGATIONS: 1.7%
Azerbaijan: 0.2%
USD	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	402,602
Costa Rica: 0.1%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	219,800
Principal Amount			Value

India: 0.4%
USD	400,000	IDBI Bank Ltd. 3.75%, 01/25/19 Reg S	$402,258
	200,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	205,254
			607,512
Indonesia: 0.3%
	400,000	Perusahaan Listrik Negara PT 5.25%, 10/24/42 144A	422,180
Trinidad and Tobago: 0.1%
	197,917	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	201,133
Turkey: 0.3%
	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	413,024
United Kingdom: 0.3%
	400,000	Ukreximbank 9.75%, 01/22/25 144A	437,650
Total Government Obligations (Cost: $2,648,629)			2,703,901

Number of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
	988	Tervita Corp. * # § ∞	2,093
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA Warrants (EUR 0.00, expiring 12/30/21) * # § ∞	0
MONEY MARKET FUND: 0.4% (Cost: $670,606)
	670,606	Dreyfus Government Cash Management Fund – Institutional Shares	670,606
Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $159,589,051)			161,664,000

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.4%
Repurchase Agreements: 6.4%
USD	2,500,811	Repurchase agreement dated 10/31/17 with Citigroup Global Markets, Inc., 1.07%, due 11/1/17, proceeds $2,500,885; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/1/17 to 9/9/49, valued at $2,550,828 including accrued interest)	2,500,811

See Notes to Financial Statements

51

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Repurchase Agreements: (continued)
USD	2,500,811	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $2,500,886; (collateralized by cash in the amount of $28,593 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $2,521,662 including accrued interest)	$2,500,811
	2,500,811	Repurchase agreement dated 10/31/17 with HSBC Securities USA, Inc., 1.04%, due 11/1/17, proceeds $2,500,883; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 10/1/47, valued at $2,550,839 including accrued interest)	2,500,811
Principal Amount			Value

Repurchase Agreements: (continued)
USD	518,855	Repurchase agreement dated 10/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.05%, due 11/1/17, proceeds $518,870; (collateralized by various U.S. government and agency obligations, 2.00% to 2.13%, due 3/31/24 to 6/30/24, valued at $529,232 including accrued interest)	$518,855
	2,500,811	Repurchase agreement dated 10/31/17 with Nomura Securities International, Inc., 1.06%, due 11/1/17, proceeds $2,500,885; (collateralized by various U.S. government and a gency obligations, 0.00% to 6.25%, due 11/30/17 to 9/9/49, valued at $2,550,827 including accrued interest)	2,500,811
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $10,522,099)			10,522,099
Total Investments: 104.8% (Cost: $170,111,150)			172,186,099
Liabilities in excess of other assets: (4.8)%			(7,811,884)
NET ASSETS: 100.0%			$164,374,215

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,106,717.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,093 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,412 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $72,981,403, or 44.4% of net assets.

See Notes to Financial Statements

52

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	9.9%	$15,999,680
Communications	18.6	30,049,776
Consumer, Cyclical	9.2	14,821,258
Consumer, Non-cyclical	7.4	11,909,806
Diversified	0.8	1,348,125
Energy	12.0	19,439,938
Financial	26.5	42,918,451
Government	1.7	2,703,901
Industrial	8.4	13,560,653
Technology	0.9	1,429,725
Utilities	4.2	6,812,081
Money Market Fund	0.4	670,606
	100.0%	$161,664,000

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$—	$—	$2,093	$2,093
Corporate Bonds*	—	158,287,400	—	158,287,400
Government Obligations*	—	2,703,901	—	2,703,901
Warrants*	—	—	0	0
Money Market Fund	670,606	—	—	670,606
Repurchase Agreements	—	10,522,099	—	10,522,099
Total	$670,606	$171,513,400	$2,093	$172,186,099

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended October 31, 2017:

	Common Stock	Warrants

	United States	Spain
Balance as of April 30, 2017	$2,875	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(782)	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of October 31, 2017	$2,093	$0

See Notes to Financial Statements

53

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 99.7%
Australia: 6.0%
	Australia & New Zealand Banking Group Ltd.
$325,000	1.87% (ICE LIBOR USD 3 Month+.56%), 05/15/18	$325,792
600,000	1.99% (ICE LIBOR USD 3 Month+.66%), 09/23/19 144A	605,029
750,000	2.03% (ICE LIBOR USD 3 Month+.71%), 05/19/22 144A	753,840
250,000	2.06% (ICE LIBOR USD 3 Month+.75%), 11/16/18 144A	251,587
	Commonwealth Bank of Australia
282,000	1.95% (ICE LIBOR USD 3 Month+.64%), 11/07/19 144A	283,860
1,100,000	2.02% (ICE LIBOR USD 3 Month+.70%), 03/10/22 144A	1,104,603
1,950,000	2.15% (ICE LIBOR USD 3 Month+.83%), 09/06/21 144A	1,970,214
700,000	Macquarie Bank Ltd. 2.50% (ICE LIBOR USD 3 Month+1.12%), 07/29/20 144A	711,891
	National Australia Bank Ltd.
2,000,000	1.82% (ICE LIBOR USD 3 Month+.51%), 05/22/20 144A	2,009,992
850,000	2.24% (ICE LIBOR USD 3 Month+.89%), 01/10/22 144A	859,667
900,000	2.36% (ICE LIBOR USD 3 Month+1.00%), 07/12/21 144A	915,760
	Westpac Banking Corp.
592,000	2.12% (ICE LIBOR USD 3 Month+.74%), 07/30/18	594,806
2,190,000	2.17% (ICE LIBOR USD 3 Month+.85%), 08/19/21	2,218,948
1,500,000	2.21% (ICE LIBOR USD 3 Month+.85%), 01/11/22	1,518,728
		14,124,717
British Virgin Islands: 0.1%
200,000	Sinopec Group Overseas Development 2014 Ltd. 2.27% (ICE LIBOR USD 3 Month+.92%), 04/10/19 144A	201,134
Canada: 4.4%
	Bank of Montreal
1,000,000	1.76% (ICE LIBOR USD 3 Month+.44%), 06/15/20	1,004,575
160,000	1.99% (ICE LIBOR USD 3 Month+.61%), 07/31/18	160,653
615,000	2.11% (ICE LIBOR USD 3 Month+.79%), 08/27/21	621,678
	Bank of Nova Scotia
350,000	1.79% (ICE LIBOR USD 3 Month+.47%), 06/11/18	350,795
1,400,000	1.96% (ICE LIBOR USD 3 Month+.64%), 03/07/22	1,401,985
125,000	2.19% (ICE LIBOR USD 3 Month+.83%), 01/15/19	125,948
	Canadian Imperial Bank of Commerce
836,000	1.84% (ICE LIBOR USD 3 Month+.52%), 09/06/19	840,562
Principal Amount		Value

Canada: (continued)
$300,000	2.04% (ICE LIBOR USD 3 Month+.72%), 06/16/22	$301,554
700,000	National Bank of Canada 1.87% (ICE LIBOR USD 3 Month+.56%), 05/12/20 (c)	703,198
	Royal Bank of Canada
175,000	1.84% (ICE LIBOR USD 3 Month+.52%), 03/06/20	175,887
2,350,000	2.04% (ICE LIBOR USD 3 Month+.73%), 02/01/22	2,375,887
	Toronto-Dominion Bank
1,065,000	1.93% (ICE LIBOR USD 3 Month+.55%), 04/30/18	1,067,629
400,000	2.20% (ICE LIBOR USD 3 Month+.84%), 01/22/19	403,585
754,000	2.35% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	769,153
		10,303,089
Denmark: 0.1%
300,000	Danske Bank A/S 1.90% (ICE LIBOR USD 3 Month+.58%), 09/06/19 144A	302,064
France: 1.7%
725,000	Banque Federative du Credit Mutuel SA 1.85% (ICE LIBOR USD 3 Month+.49%), 07/20/20 144A	727,376
	BPCE SA
250,000	2.20% (ICE LIBOR USD 3 Month+.88%), 05/31/22	252,809
1,500,000	2.53% (ICE LIBOR USD 3 Month+1.22%), 05/22/22 144A	1,521,819
	Credit Agricole SA
650,000	2.16% (ICE LIBOR USD 3 Month+.80%), 04/15/19 144A	655,922
250,000	2.29% (ICE LIBOR USD 3 Month+.97%), 06/10/20 144A	254,190
500,000	Societe Generale SA 2.68% (ICE LIBOR USD 3 Month+1.33%), 04/08/21 144A	510,836
150,000	Total Capital International SA 1.88% (ICE LIBOR USD 3 Month+.57%), 08/10/18	150,603
		4,073,555
Germany: 0.5%
	Deutsche Bank AG
600,000	2.33% (ICE LIBOR USD 3 Month+.97%), 07/13/20	602,613
200,000	2.80% (ICE LIBOR USD 3 Month+1.45%), 01/18/19	202,498
400,000	3.22% (ICE LIBOR USD 3 Month+1.91%), 05/10/19	408,591
		1,213,702
Japan: 6.4%
	Mitsubishi UFJ Financial Group, Inc.
1,450,000	2.16% (ICE LIBOR USD 3 Month+.79%), 07/25/22	1,454,632
500,000	2.23% (ICE LIBOR USD 3 Month+.92%), 02/22/22	505,755

See Notes to Financial Statements

54

Principal Amount		Value

Japan: (continued)
$2,550,000	2.38% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	$2,588,160
550,000	3.20% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	571,627
360,000	Mizuho Bank Ltd. 1.97% (ICE LIBOR USD 3 Month+.64%), 03/26/18 144A	360,581
	Mizuho Financial Group, Inc.
1,740,000	2.20% (ICE LIBOR USD 3 Month+.88%), 09/11/22	1,747,033
600,000	2.26% (ICE LIBOR USD 3 Month+.94%), 02/28/22	605,593
3,275,000	2.46% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	3,331,716
250,000	2.84% (ICE LIBOR USD 3 Month+1.48%), 04/12/21 144A	257,098
400,000	Sumitomo Mitsui Banking Corp. 2.03% (ICE LIBOR USD 3 Month+.67%), 10/19/18	401,865
	Sumitomo Mitsui Financial Group, Inc.
500,000	2.14% (ICE LIBOR USD 3 Month+.78%), 07/12/22	501,824
1,152,000	2.47% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	1,169,885
1,090,000	2.50% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	1,108,661
300,000	Sumitomo Mitsui Trust Bank Ltd. 2.26% (ICE LIBOR USD 3 Month+.91%), 10/18/19 144A	302,876
130,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.87% (ICE LIBOR USD 3 Month+.55%), 03/05/18 144A	130,189
		15,037,495
Luxembourg: 0.3%
575,000	Allergan Funding SCS 2.57% (ICE LIBOR USD 3 Month+1.25%), 03/12/20	585,772
Mexico: 0.7%
1,450,000	Petroleos Mexicanos 4.97% (ICE LIBOR USD 3 Month+3.65%), 03/11/22 † 144A	1,584,125
Netherlands: 3.6%
500,000	ABN AMRO Bank NV 1.99% (ICE LIBOR USD 3 Month+.64%), 01/18/19 144A	502,869
1,000,000	Bank Nederlandse Gemeenten NV 1.46% (ICE LIBOR USD 3 Month+.10%), 07/14/20 144A	1,002,076
800,000	Cooperatieve Rabobank UA 2.18% (ICE LIBOR USD 3 Month+.83%), 01/10/22	810,946
400,000	ING Bank NV 2.42% (ICE LIBOR USD 3 Month+1.13%), 03/22/19 144A	405,151

1,550,000	ING Groep NV 2.48% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	1,583,408

Principal Amount		Value

Netherlands: (continued)
$450,000	Mondelez International Holdings Netherlands BV 1.99% (ICE LIBOR USD 3 Month+.61%), 10/28/19 144A	$452,013
	Shell International Finance BV
1,299,000	1.76% (ICE LIBOR USD 3 Month+.45%), 05/11/20	1,309,698
150,000	1.89% (ICE LIBOR USD 3 Month+.58%), 11/10/18	150,881
2,195,000	Siemens Financieringsmaatschappij NV 1.93% (ICE LIBOR USD 3 Month+.61%), 03/16/22 144A	2,214,417
		8,431,459
Norway: 0.2%
516,000	Statoil ASA 1.60% (ICE LIBOR USD 3 Month+.29%), 05/15/18	516,677
Singapore: 0.4%
	DBS Group Holdings Ltd.
300,000	1.81% (ICE LIBOR USD 3 Month+.49%), 06/08/20 144A	301,230
675,000	1.86% (ICE LIBOR USD 3 Month+.50%), 07/16/19 144A	674,578
		975,808
Spain: 0.4%
800,000	Banco Santander SA 2.92% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	824,437
Sweden: 1.0%
700,000	Nordea Bank AB 1.79% (ICE LIBOR USD 3 Month+.47%), 05/29/20 144A	703,844
525,000	Skandinaviska Enskilda Banken AB 1.89% (ICE LIBOR USD 3 Month+.57%), 09/13/19 144A	528,582
300,000	Svenska Handelsbanken AB 1.81% (ICE LIBOR USD 3 Month+.49%), 09/06/19	301,643
900,000	Swedbank AB 2.02% (ICE LIBOR USD 3 Month+.70%), 03/14/22 144A	907,858
		2,441,927
Switzerland: 4.1%
1,350,000	Credit Suisse Group AG 2.52% (ICE LIBOR USD 3 Month+1.20%), 12/14/22 (c) 144A UBS AG	1,364,214
500,000	1.64% (ICE LIBOR USD 3 Month+.32%), 12/07/18 144A	501,079
900,000	1.95% (ICE LIBOR USD 3 Month+.64%), 08/14/19	906,817
710,000	2.03% (ICE LIBOR USD 3 Month+.70%), 03/26/18	711,953
1,755,000	UBS Group Funding Jersey Ltd. 2.84% (ICE LIBOR USD 3 Month+1.53%), 02/01/22 144A	1,808,784

See Notes to Financial Statements

55

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Switzerland: (continued)
	UBS Group Funding Switzerland AG
$2,250,000	2.27% (ICE LIBOR USD 3 Month+.95%), 08/15/22 (c) 144A	$2,258,820
1,600,000	2.53% (ICE LIBOR USD 3 Month+1.22%), 05/23/22 (c) 144A	1,627,461
400,000	3.14% (ICE LIBOR USD 3 Month+1.78%), 04/14/21 144A	414,920
		9,594,048
United Kingdom: 5.9%
	Barclays Plc
1,200,000	2.98% (ICE LIBOR USD 3 Month+1.62%), 01/10/22 (c)	1,232,955
1,525,000	3.42% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	1,600,471
	BP Capital Markets Plc
140,000	1.66% (ICE LIBOR USD 3 Month+.35%), 08/14/18	140,373
420,000	1.96% (ICE LIBOR USD 3 Month+.63%), 09/26/18	422,306
1,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.64% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	1,053,756
400,000	HSBC Bank Plc 1.96% (ICE LIBOR USD 3 Month+.64%), 05/15/18 144A	401,227
	HSBC Holdings Plc
2,090,000	2.84% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	2,170,183
1,780,000	2.98% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	1,846,353
1,100,000	3.56% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	1,159,758
1,200,000	Reckitt Benckiser Treasury Services Plc 1.89% (ICE LIBOR USD 3 Month+.56%), 06/24/22 144A	1,204,618
2,300,000	Royal Bank of Scotland Group Plc 2.78% (ICE LIBOR USD 3 Month+1.47%), 05/15/22 (c)	2,321,472
400,000	Standard Chartered Plc 2.45% (ICE LIBOR USD 3 Month+1.13%), 08/19/19 144A	405,294
		13,958,766
United States: 63.9%
	American Express Credit Corp.
600,000	1.64% (ICE LIBOR USD 3 Month+.33%), 04/03/19 (c)	601,931
575,000	1.87% (ICE LIBOR USD 3 Month+.55%), 03/18/19	578,696
163,000	2.37% (ICE LIBOR USD 3 Month+1.05%), 08/14/20 (c)	166,085
	American Honda Finance Corp.
700,000	1.60% (ICE LIBOR USD 3 Month+.28%), 11/19/18	701,681
150,000	1.65% (ICE LIBOR USD 3 Month+.34%), 02/14/20	150,572
755,000	Anheuser-Busch InBev Finance, Inc. 2.57% (ICE LIBOR USD 3 Month+1.26%), 02/01/21	780,829
Principal Amount		Value

United States: (continued)
	Apple, Inc.
$450,000	1.51% (ICE LIBOR USD 3 Month+.20%), 02/07/20	$451,447
832,000	1.56% (ICE LIBOR USD 3 Month+.25%), 05/03/18	833,119
654,000	1.56% (ICE LIBOR USD 3 Month+.25%), 02/07/20	656,806
750,000	1.61% (ICE LIBOR USD 3 Month+.30%), 05/06/19	753,533
400,000	1.66% (ICE LIBOR USD 3 Month+.35%), 05/11/22	403,152
1,625,000	1.81% (ICE LIBOR USD 3 Month+.50%), 02/09/22	1,646,445
184,000	2.13% (ICE LIBOR USD 3 Month+.82%), 02/22/19	186,018
1,157,000	2.44% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	1,193,533
	AT&T, Inc.
1,350,000	2.20% (ICE LIBOR USD 3 Month+.89%), 02/14/23	1,357,180
1,018,000	2.26% (ICE LIBOR USD 3 Month+.93%), 06/30/20	1,032,867
2,200,000	2.31% (ICE LIBOR USD 3 Month+.95%), 07/15/21	2,227,888
890,000	Athene Global Funding 2.56% (ICE LIBOR USD 3 Month+1.23%), 07/01/22 144A	903,174
	Bank of America Corp.
1,700,000	2.02% (ICE LIBOR USD 3 Month+.66%), 07/21/20 (c)	1,706,421
12,000	2.21% (ICE LIBOR USD 3 Month+.87%), 04/01/19	12,108
1,700,000	2.36% (ICE LIBOR USD 3 Month+1.00%), 04/24/22 (c)	1,724,639
2,156,000	2.40% (ICE LIBOR USD 3 Month+1.04%), 01/15/19	2,177,532
1,431,000	2.52% (ICE LIBOR USD 3 Month+1.16%), 01/20/22 (c)	1,457,930
1,500,000	2.54% (ICE LIBOR USD 3 Month+1.18%), 10/21/21 (c)	1,530,690
2,000,000	BAT Capital Corp. 2.19% (ICE LIBOR USD 3 Month+.88%), 07/15/22 (c) 144A	2,019,980
1,600,000	BB&T Corp. 1.89% (ICE LIBOR USD 3 Month+.57%), 06/15/20	1,608,756
	Berkshire Hathaway Finance Corp.
360,000	1.87% (ICE LIBOR USD 3 Month+.55%), 03/07/18	360,719
430,000	2.01% (ICE LIBOR USD 3 Month+.69%), 03/15/19	434,109
1,015,000	Capital One NA 2.53% (ICE LIBOR USD 3 Month+1.15%), 01/30/22 (c)	1,023,085
88,000	Caterpillar Financial Services Corp. 1.86% (ICE LIBOR USD 3 Month+.51%), 01/10/20	88,712
410,000	Chevron Corp. 1.49% (ICE LIBOR USD 3 Month+.17%), 03/02/18	410,210

See Notes to Financial Statements

56

Principal Amount		Value

United States: (continued)
	Cisco Systems, Inc.
$128,000	1.63% (ICE LIBOR USD 3 Month+.31%), 06/15/18	$128,263
400,000	1.67% (ICE LIBOR USD 3 Month+.34%), 09/20/19	402,388
433,000	1.82% (ICE LIBOR USD 3 Month+.50%), 03/01/19	435,889
	Citibank NA
200,000	1.54% (ICE LIBOR USD 3 Month+.23%), 11/09/18	200,220
290,000	1.81% (ICE LIBOR USD 3 Month+.50%), 06/12/20	291,683
	Citigroup, Inc.
250,000	2.06% (ICE LIBOR USD 3 Month+.69%), 04/27/18	250,626
300,000	2.14% (ICE LIBOR USD 3 Month+.79%), 12/10/19 (c)	302,832
1,772,000	2.25% (ICE LIBOR USD 3 Month+.93%), 06/07/19	1,789,462
500,000	2.26% (ICE LIBOR USD 3 Month+.88%), 07/30/18	502,609
800,000	2.31% (ICE LIBOR USD 3 Month+.95%), 07/24/22 (c)	804,126
3,700,000	2.33% (ICE LIBOR USD 3 Month+.96%), 03/25/22 (c)	3,742,990
600,000	2.39% (ICE LIBOR USD 3 Month+1.07%), 11/08/21 (c)	609,955
2,300,000	2.41% (ICE LIBOR USD 3 Month+1.10%), 05/17/23 (c)	2,323,650
2,575,000	2.50% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	2,625,913
2,200,000	2.71% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	2,256,119
2,575,000	2.75% (ICE LIBOR USD 3 Month+1.43%), 09/01/22 (c)	2,646,106
25,000	3.02% (ICE LIBOR USD 3 Month+1.70%), 05/15/18	25,196
800,000	ConocoPhillips Co. 2.22% (ICE LIBOR USD 3 Month+.90%), 05/15/22	817,018
700,000	Daimler Finance North America LLC 1.84% (ICE LIBOR USD 3 Month+.53%), 05/05/20 144A	703,097
700,000	EI du Pont de Nemours & Co. 1.84% (ICE LIBOR USD 3 Month+.53%), 05/01/20	706,551
	Exxon Mobil Corp.
800,000	1.47% (ICE LIBOR USD 3 Month+.15%), 03/15/19	801,411
150,000	1.69% (ICE LIBOR USD 3 Month+.37%), 03/06/22	151,189
	Ford Motor Credit Co. LLC
960,000	2.14% (ICE LIBOR USD 3 Month+.83%), 03/12/19	965,586
250,000	2.35% (ICE LIBOR USD 3 Month+1.00%), 01/09/20	252,445
1,020,000	2.39% (ICE LIBOR USD 3 Month+1.08%), 08/03/22	1,027,656
Principal Amount		Value

United States: (continued)
	General Electric Capital Corp.
$1,582,000	1.69% (ICE LIBOR USD 3 Month+.38%), 05/05/26	$1,534,110
845,000	2.32% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	865,305
	General Motors Financial Co., Inc.
1,000,000	2.29% (ICE LIBOR USD 3 Month+.93%), 04/13/20	1,008,121
805,000	2.64% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	817,778
1,140,000	2.91% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	1,166,072
	Gilead Sciences, Inc.
775,000	1.55% (ICE LIBOR USD 3 Month+.22%), 03/20/19	776,937
40,000	1.57% (ICE LIBOR USD 3 Month+.25%), 09/20/19	40,088
	Goldman Sachs Group, Inc.
800,000	2.06% (ICE LIBOR USD 3 Month+.73%), 12/27/19 (c)	803,867
1,350,000	2.38% (ICE LIBOR USD 3 Month+1.02%), 10/23/19	1,366,424
734,000	2.41% (ICE LIBOR USD 3 Month+1.04%), 04/25/19	741,972
3,350,000	2.48% (ICE LIBOR USD 3 Month+1.11%), 04/26/21 (c)	3,393,771
1,700,000	2.49% (ICE LIBOR USD 3 Month+1.17%), 11/15/20 (c)	1,725,655
1,700,000	2.52% (ICE LIBOR USD 3 Month+1.20%), 08/15/20 (c)	1,733,404
2,005,000	2.52% (ICE LIBOR USD 3 Month+1.16%), 03/23/20 (c)	2,040,571
1,800,000	2.73% (ICE LIBOR USD 3 Month+1.36%), 03/23/21 (c)	1,845,643
2,799,000	2.92% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	2,917,875
245,000	3.09% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	254,417
1,375,000	3.13% (ICE LIBOR USD 3 Month+1.75%), 10/28/26 (c)	1,451,800
700,000	Hartford Financial Services Group, Inc. 3.44% (ICE LIBOR USD 3 Month+2.12%), 12/01/17 (c) 144A	673,750
400,000	Home Depot, Inc. 1.47% (ICE LIBOR USD 3 Month+.15%), 06/05/20	400,797
750,000	IBM Credit LLC 1.47% (ICE LIBOR USD 3 Month+.15%), 09/06/19	751,183
1,700,000	Intel Corp. 1.66% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,710,383
	International Business Machines Corp.
500,000	1.60% (ICE LIBOR USD 3 Month+.23%), 01/27/20	501,832
1,080,000	1.68% (ICE LIBOR USD 3 Month+.37%), 02/12/19 †	1,085,221
710,000	1.89% (ICE LIBOR USD 3 Month+.58%), 11/06/21	718,543

See Notes to Financial Statements

57

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	JPMorgan Chase & Co.
$1,500,000	1.87% (ICE LIBOR USD 3 Month+.55%), 03/09/20 (c)	$1,505,286
350,000	1.92% (ICE LIBOR USD 3 Month+.55%), 04/25/18	350,770
1,269,000	2.32% (ICE LIBOR USD 3 Month+.95%), 01/23/20	1,288,538
1,650,000	2.36% (ICE LIBOR USD 3 Month+1.00%), 01/15/22 (c)	1,669,381
1,100,000	2.42% (ICE LIBOR USD 3 Month+1.10%), 05/07/21 (c)	1,124,845
3,025,000	2.59% (ICE LIBOR USD 3 Month+1.23%), 10/24/22 (c)	3,108,584
1,875,000	2.80% (ICE LIBOR USD 3 Month+1.48%), 02/01/21 (c)	1,939,900
175,000	JPMorgan Chase Bank NA 1.92% (ICE LIBOR USD 3 Month+.59%), 08/23/19 (c)	176,334
1,081,000	Kraft Heinz Foods Co. 1.88% (ICE LIBOR USD 3 Month+.57%), 02/10/21	1,083,223
450,000	Medtronic, Inc. 2.12% (ICE LIBOR USD 3 Month+.80%), 03/15/20	457,132
	Merck & Co., Inc.
350,000	1.68% (ICE LIBOR USD 3 Month+.36%), 05/18/18	350,691
613,000	1.68% (ICE LIBOR USD 3 Month+.38%), 02/10/20	617,034
200,000	Metropolitan Life Global Funding I 1.75% (ICE LIBOR USD 3 Month+.43%), 12/19/18 144A	200,922
	Morgan Stanley
886,000	2.10% (ICE LIBOR USD 3 Month+.74%), 07/23/19	891,547
2,280,000	2.11% (ICE LIBOR USD 3 Month+.80%), 02/14/19 (c)	2,290,761
175,000	2.21% (ICE LIBOR USD 3 Month+.85%), 01/24/19	176,175
2,000,000	2.29% (ICE LIBOR USD 3 Month+.93%), 07/22/21 (c)	2,014,853
378,000	2.51% (ICE LIBOR USD 3 Month+1.14%), 01/27/20	384,000
1,940,000	2.53% (ICE LIBOR USD 3 Month+1.22%), 05/08/23 (c)	1,974,072
4,650,000	2.54% (ICE LIBOR USD 3 Month+1.18%), 01/20/21 (c)	4,723,966
3,614,000	2.76% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	3,718,977
4,430,000	2.76% (ICE LIBOR USD 3 Month+1.40%), 10/24/22 (c)	4,557,667
	NBCUniversal Enterprise, Inc.
2,000,000	1.73% (ICE LIBOR USD 3 Month+.40%), 04/01/21 144A	2,003,392
420,000	2.04% (ICE LIBOR USD 3 Month+.69%), 04/15/18 144A	421,262
	Nissan Motor Acceptance Corp.
400,000	1.84% (ICE LIBOR USD 3 Month+.52%), 09/13/19 144A	401,834
Principal Amount		Value

United States: (continued)
$600,000	2.25% (ICE LIBOR USD 3 Month+.89%), 01/13/22 144A	$607,949
	Oracle Corp.
385,000	1.86% (ICE LIBOR USD 3 Month+.51%), 10/08/19	388,765
444,000	1.94% (ICE LIBOR USD 3 Month+.58%), 01/15/19	447,041
195,000	Pfizer, Inc. 1.62% (ICE LIBOR USD 3 Month+.30%), 06/15/18	195,365
	PNC Bank NA
700,000	1.68% (ICE LIBOR USD 3 Month+.36%), 05/19/20	702,782
100,000	1.87% (ICE LIBOR USD 3 Month+.50%), 07/27/22	100,210
	QUALCOMM, Inc.
200,000	1.77% (ICE LIBOR USD 3 Month+.45%), 05/20/20	201,714
1,500,000	2.11% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,510,656
550,000	Roche Holdings, Inc. 1.68% (ICE LIBOR USD 3 Month+.34%), 09/30/19 144A	552,874
726,000	State Street Corp. 2.22% (ICE LIBOR USD 3 Month+.90%), 08/18/20	741,443
135,000	The Bank of New York Mellon Corp. 1.87% (ICE LIBOR USD 3 Month+.56%), 08/01/18	135,543
	Toyota Motor Credit Corp.
900,000	1.61% (ICE LIBOR USD 3 Month+.26%), 04/17/20	902,918
1,350,000	1.68% (ICE LIBOR USD 3 Month+.37%), 03/12/20	1,357,276
150,000	1.79% (ICE LIBOR USD 3 Month+.44%), 10/18/19	150,995
600,000	1.80% (ICE LIBOR USD 3 Month+.48%), 09/08/22	601,872
200,000	2.05% (ICE LIBOR USD 3 Month+.69%), 01/11/22	202,376
150,000	2.14% (ICE LIBOR USD 3 Month+.82%), 02/19/19	151,454
470,000	US Bancorp 1.81% (ICE LIBOR USD 3 Month+.49%), 10/15/18 (c)	472,126
	Verizon Communications, Inc.
300,000	1.86% (ICE LIBOR USD 3 Month+.55%), 05/22/20	302,010
2,904,000	2.32% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	2,966,366
	Walt Disney Co.
250,000	1.51% (ICE LIBOR USD 3 Month+.19%), 06/05/20	250,691
739,000	1.71% (ICE LIBOR USD 3 Month+.39%), 03/04/22	745,485
	Wells Fargo & Co.
750,000	1.99% (ICE LIBOR USD 3 Month+.63%), 04/23/18	752,045

See Notes to Financial Statements

58

Principal Amount		Value

United States: (continued)
$650,000	2.06% (ICE LIBOR USD 3 Month+.68%), 01/30/20	$656,982
2,300,000	2.24% (ICE LIBOR USD 3 Month+.93%), 02/11/21 (c)	2,325,214
1,486,000	2.24% (ICE LIBOR USD 3 Month+.88%), 07/22/20	1,509,998
248,000	2.40% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	253,664
2,860,000	2.47% (ICE LIBOR USD 3 Month+1.11%), 01/24/22 (c)	2,919,814
3,515,000	2.61% (ICE LIBOR USD 3 Month+1.23%), 10/31/22 (c)	3,618,957
1,640,000	2.66% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	1,690,359
975,000	Wells Fargo Bank NA 1.92% (ICE LIBOR USD 3 Month+.60%), 05/24/19	981,913
		150,096,349
Total Floating Rate Notes (Cost: $232,726,445)		234,265,124

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $212,577)
212,577	Dreyfus Government Cash Management Fund – Institutional Shares	212,577
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $232,939,022)		234,477,701
Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1% (Cost: $283,473)
Repurchase Agreement: 0.1%
$283,473	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $283,482; (collateralized by cash in the amount of $3,241 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $285,837 including accrued interest)	$283,473
Total Investments: 99.9% (Cost: $233,222,495)		234,761,174
Other assets less liabilities: 0.1%		276,351
NET ASSETS: 100.0%		$235,037,525

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $275,958.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $42,441,922, or 18.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.3%	$706,551
Communications	5.2	12,273,681
Consumer, Cyclical	4.9	11,570,479
Consumer, Non-cyclical	3.9	9,116,556
Energy	2.9	6,655,625
Financial	76.0	178,199,712
Industrial	1.0	2,303,129
Technology	5.7	13,439,391
Money Market Fund	0.1	212,577
	100.0%	$234,477,701

See Notes to Financial Statements

59

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$234,265,124	$—	$234,265,124
Money Market Fund	212,577	—	—	212,577
Repurchase Agreement	—	283,473	—	283,473
Total	$212,577	$234,548,597	$—	$234,761,174

*	See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

60

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 1.2%
Brazil: 0.0%
BRL	1,221,000	Concessionaria Ecovias dos Imigrantes SA TIPS 5.66%, 04/15/24	$472,931
Colombia: 0.4%
		Empresas Publicas de Medellin ESP
COP	5,396,000,000	7.63%, 06/10/24 (c) Reg S	1,784,255
	19,762,000,000	8.38%, 02/01/21 Reg S	6,763,321
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	6,503,474
			15,051,050
Germany: 0.3%
		Kreditanstalt fuer Wiederaufbau
ZAR	37,530,000	7.88%, 01/15/20	2,657,919
TRY	5,850,000	9.25%, 05/22/20 Reg S	1,506,430
	6,209,000	10.00%, 03/06/19	1,612,314
		Landwirtschaftliche Rentenbank
ZAR	87,300,000	6.00%, 03/18/19 Reg S	6,030,668
	34,000,000	8.25%, 05/23/22 Reg S	2,403,347
			14,210,678
Mexico: 0.2%
		Petroleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,330,463
	109,600,000	7.65%, 11/24/21 Reg S	5,586,691
			6,917,154
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	77,330,000	0.00%, 08/18/27 ^	1,667,862
	11,000,000	7.50%, 09/15/33	563,334
	25,350,000	7.85%, 04/02/26	1,540,002
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,366,734
	86,800,000	10.80%, 11/06/23	6,344,200
	5,000,000	13.50%, 04/18/28	395,323
			11,877,455
Total Corporate Bonds (Cost: $64,956,100)			48,529,268
GOVERNMENT OBLIGATIONS: 96.7%
Argentina: 3.0%
		Argentine Bonos del Tesoro
ARS	865,404,000	15.50%, 10/17/26	51,500,389
	391,950,000	16.00%, 10/17/23	22,600,371
	898,758,000	18.20%, 10/03/21	52,758,051
			126,858,811
Brazil: 9.6%
		Brazilian Government International Bonds
BRL	4,440,000	8.50%, 01/05/24 †	1,384,247
	6,060,000	10.25%, 01/10/28	2,024,983
	3,360,000	12.50%, 01/05/22	1,165,223
		Letras do Tesouro Nacional
	160,280,000	0.00%, 01/01/19 ^	45,203,041
	145,315,000	0.00%, 04/01/19 ^	40,144,538
	72,045,000	0.00%, 07/01/19 ^	19,465,066
	45,320,000	0.00%, 10/01/19 ^	11,942,489
Principal Amount			Value

Brazil: (continued)
BRL	137,010,000	0.00%, 01/01/20 ^	$35,238,083
	278,320,000	0.00%, 07/01/20 ^	68,089,220
	64,809,000	0.00%, 07/01/21 ^	14,286,250
		Notas do Tesouro Nacional, Series F
	15,400,000	10.00%, 01/01/19	4,848,591
	151,961,000	10.00%, 01/01/21	47,744,162
	181,083,000	10.00%, 01/01/23	56,432,094
	101,315,000	10.00%, 01/01/25	31,369,400
	100,220,000	10.00%, 01/01/27	30,964,650
			410,302,037
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	7,375,000,000	4.50%, 02/28/21	11,913,489
	8,310,000,000	4.50%, 03/01/21	13,414,729
	29,290,000,000	4.50%, 03/01/26	46,324,349
	19,860,000,000	5.00%, 03/01/35	31,839,274
	3,575,000,000	6.00%, 01/01/43	6,374,313
	450,000,000	Bonos del Banco Central de Chile 4.50%, 06/01/20	727,602
	9,262,000,000	Chilean Government Bonds 5.50%, 08/05/20	15,409,452
			126,003,208
Colombia: 4.8%
		Colombian Government Bonds
COP	3,710,000,000	7.75%, 04/14/21	1,306,041
	8,100,000,000	9.85%, 06/28/27	3,355,678
		Colombian TES
	55,226,700,000	6.00%, 04/28/28	17,262,353
	53,557,200,000	7.00%, 09/11/19	18,184,760
	110,437,200,000	7.00%, 05/04/22	37,921,597
	34,310,000,000	7.00%, 06/30/32	11,336,477
	108,558,000,000	7.50%, 08/26/26	37,880,472
	67,140,000,000	7.75%, 09/18/30	24,041,464
	90,915,800,000	10.00%, 07/24/24	35,827,070
	49,391,700,000	11.00%, 07/24/20	18,486,927
			205,602,839
Czech Republic: 3.3%
		Czech Republic Government Bonds
CZK	166,110,000	0.00%, 02/10/20 ^	7,485,864
	141,130,000	0.45%, 10/25/23 Reg S	6,242,078
	166,130,000	0.95%, 05/15/30 Reg S	6,824,957
	198,600,000	1.00%, 06/26/26 Reg S	8,730,875
	346,190,000	1.50%, 10/29/19 Reg S	16,096,067
	268,040,000	2.40%, 09/17/25 Reg S	13,221,813
	281,420,000	2.50%, 08/25/28 Reg S	13,885,140
	332,840,000	3.75%, 09/12/20 Reg S	16,551,753
	321,010,000	3.85%, 09/29/21 Reg S	16,414,798
	260,770,000	4.70%, 09/12/22 Reg S	14,111,637
	320,500,000	5.70%, 05/25/24 Reg S	18,988,772
			138,553,754

See Notes to Financial Statements

61

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Hungary: 3.8%
		Hungarian Government Bonds
HUF	1,434,910,000	1.00%, 09/23/20	$5,467,149
	1,128,900,000	1.75%, 10/26/22	4,350,120
	1,360,870,000	2.00%, 10/30/19	5,294,316
	2,715,670,000	2.50%, 10/27/21	10,810,151
	3,363,680,000	3.00%, 06/26/24	13,560,342
	2,283,620,000	3.00%, 10/27/27 †	8,970,790
	3,767,990,000	3.50%, 06/24/20	15,272,553
	1,173,890,000	5.50%, 12/20/18	4,662,856
	4,797,210,000	5.50%, 06/24/25	22,220,187
	4,490,990,000	6.00%, 11/24/23	21,265,246
	3,138,070,000	6.50%, 06/24/19	12,978,999
	4,423,790,000	7.00%, 06/24/22	21,010,832
	3,441,160,000	7.50%, 11/12/20	15,549,763
			161,413,304
Indonesia: 8.8%
		Indonesian Treasury Bonds
IDR	104,390,000,000	5.63%, 05/15/23	7,332,392
	115,016,000,000	6.13%, 05/15/28	7,986,465
	185,483,000,000	6.63%, 05/15/33	12,892,809
	283,012,000,000	7.00%, 05/15/22	21,368,058
	355,521,000,000	7.00%, 05/15/27	26,711,587
	81,800,000,000	7.50%, 08/15/32	6,157,994
	32,500,000,000	7.50%, 05/15/38	2,446,636
	47,730,000,000	7.88%, 04/15/19	3,623,771
	446,923,000,000	8.25%, 07/15/21	34,938,257
	247,104,000,000	8.25%, 06/15/32	19,819,699
	358,200,000,000	8.25%, 05/15/36	28,589,972
	506,663,000,000	8.38%, 03/15/24	40,538,158
	474,252,000,000	8.38%, 09/15/26	38,464,678
	352,129,000,000	8.38%, 03/15/34	28,196,283
	300,900,000,000	8.75%, 05/15/31	24,959,447
	352,652,000,000	9.00%, 03/15/29	29,642,269
	103,511,000,000	9.50%, 07/15/31	9,091,116
	89,042,000,000	10.50%, 08/15/30	8,281,664
	36,600,000,000	11.00%, 11/15/20	3,055,232
	100,889,000,000	11.00%, 09/15/25	9,374,885
	1,600,000,000	12.80%, 06/15/21	143,065
		Perusahaan Penerbit SBSN Indonesia
	84,900,000,000	8.25%, 09/15/20	6,588,847
	42,100,000,000	8.88%, 11/15/31	3,459,675
			373,662,959
Malaysia: 4.5%
		Malaysian Government Bonds
MYR	13,300,000	3.23%, 04/15/20	3,122,131
	39,895,000	3.42%, 08/15/22	9,287,153
	55,750,000	3.48%, 03/15/23	12,872,475
	60,541,000	3.49%, 03/31/20	14,326,073
	26,150,000	3.62%, 11/30/21	6,168,472
	48,777,000	3.65%, 10/31/19	11,600,020
	47,518,000	3.66%, 10/15/20	11,280,404
	29,096,000	3.76%, 03/15/19	6,922,972
	51,363,000	3.80%, 08/17/23	12,056,189
	900,000	3.84%, 04/15/33	197,962
	35,795,000	3.90%, 11/30/26	8,334,574
	31,883,000	3.90%, 11/16/27	7,499,415
	69,364,000	3.96%, 09/15/25	16,163,360
	10,943,000	4.05%, 09/30/21	2,619,237
Principal Amount			Value

Malaysia: (continued)
MYR	22,623,000	4.06%, 09/30/24	$5,380,207
	52,986,000	4.16%, 07/15/21	12,753,086
	61,197,000	4.18%, 07/15/24	14,627,825
	53,709,000	4.23%, 06/30/31	12,398,679
	25,169,000	4.25%, 05/31/35	5,651,690
	68,851,000	4.38%, 11/29/19	16,606,533
	11,100,000	4.39%, 07/07/23	2,673,591
			192,542,048
Mexico: 9.2%
		Mexican Government Bonds
MXN	514,829,000	5.00%, 12/11/19	25,882,131
	442,143,000	5.75%, 03/05/26	21,011,341
	783,522,000	6.50%, 06/10/21	40,272,423
	613,418,000	6.50%, 06/09/22	31,397,741
	421,718,300	7.50%, 06/03/27	22,378,003
	383,368,000	7.75%, 05/29/31	20,701,100
	237,262,000	7.75%, 11/23/34	12,784,323
	545,361,800	7.75%, 11/13/42	29,132,145
	795,543,900	8.00%, 06/11/20	42,578,093
	261,975,000	8.00%, 12/07/23	14,312,303
	131,394,000	8.00%, 11/07/47	7,219,041
	499,480,700	8.50%, 12/13/18	26,513,384
	287,794,000	8.50%, 05/31/29	16,427,963
	306,436,900	8.50%, 11/18/38	17,695,979
	765,043,200	10.00%, 12/05/24	46,420,879
	240,996,000	10.00%, 11/20/36	15,795,803
			390,522,652
Peru: 3.0%
		Peruvian Government Bonds
PEN	51,483,000	5.70%, 08/12/24	16,837,511
	52,880,000	6.15%, 08/12/32 Reg S 144A	17,105,769
	69,870,000	6.35%, 08/12/28	23,155,310
	45,178,000	6.90%, 08/12/37	15,330,195
	65,511,000	6.95%, 08/12/31	22,679,228
	23,983,000	7.84%, 08/12/20	8,186,365
	58,875,000	8.20%, 08/12/26	22,255,718
			125,550,096
Philippines: 3.0%
		Philippine Government International Bonds
PHP	1,434,500,000	3.90%, 11/26/22	27,596,584
	2,087,500,000	4.95%, 01/15/21	41,669,128
	2,583,500,000	6.25%, 01/14/36	56,387,609
			125,653,321
Poland: 8.7%
		Polish Government Bonds
PLN	78,622,000	0.00%, 04/25/19 ^	21,287,584
	114,002,000	1.50%, 04/25/20 †	31,087,894
	112,757,000	1.75%, 07/25/21	30,357,952
	97,859,000	2.00%, 04/25/21	26,669,626
	81,690,000	2.25%, 04/25/22	22,128,374
	1,810,000	2.50%, 01/25/23	490,173
	142,603,000	2.50%, 07/25/26	36,686,810
	106,661,000	2.50%, 07/25/27	27,078,179
	88,489,000	3.25%, 07/25/19 †	25,061,974
	103,576,000	3.25%, 07/25/25	28,471,054
	110,039,000	4.00%, 10/25/23	32,022,699
	67,375,000	5.25%, 10/25/20	20,222,591

See Notes to Financial Statements

62

Principal Amount			Value

Poland: (continued)
PLN	69,771,000	5.50%, 10/25/19	$20,629,215
	66,228,000	5.75%, 10/25/21	20,488,028
	91,299,000	5.75%, 09/23/22	28,610,206
			371,292,359
Romania: 2.9%
		Romanian Government Bonds
RON	46,805,000	2.25%, 02/26/20	11,848,145
	39,645,000	2.50%, 04/29/19	10,122,770
	41,950,000	3.25%, 03/22/21	10,753,311
	21,865,000	3.25%, 04/29/24	5,348,735
	14,920,000	3.40%, 03/08/22	3,817,269
	47,825,000	3.50%, 12/19/22	12,140,178
	42,770,000	4.75%, 06/24/19 †	11,300,871
	45,115,000	4.75%, 02/24/25	11,953,991
	41,380,000	5.75%, 04/29/20	11,336,298
	36,430,000	5.80%, 07/26/27	10,310,953
	42,770,000	5.85%, 04/26/23	12,048,345
	48,540,000	5.95%, 06/11/21	13,532,967
			124,513,833
Russia: 5.4%
		Russian Federal Bonds
RUB	683,495,000	6.40%, 05/27/20	11,483,221
	687,064,000	6.70%, 05/15/19	11,674,482
	319,377,000	6.80%, 12/11/19	5,422,205
	588,509,000	7.00%, 01/25/23	9,955,369
	997,697,000	7.00%, 08/16/23	16,856,950
	986,620,000	7.05%, 01/19/28	16,419,105
	717,400,000	7.10%, 10/16/24	12,089,921
	1,307,335,000	7.40%, 12/07/22	22,490,751
	215,960,000	7.50%, 02/27/19	3,710,699
	1,103,081,000	7.50%, 08/18/21	19,009,951
	695,980,000	7.60%, 07/20/22	12,075,646
	792,826,000	7.70%, 03/23/33	13,622,405
	513,826,000	7.71%, 04/14/21	8,892,891
	1,394,283,000	7.75%, 09/16/26	24,430,090
	1,207,969,000	8.15%, 02/03/27	21,634,920
	1,099,314,000	8.50%, 09/17/31	20,433,503
			230,202,109
South Africa: 6.6%
		South African Government Bonds
ZAR	336,682,000	6.25%, 03/31/36 †	16,469,985
	358,941,000	6.50%, 02/28/41	17,301,864
	165,669,000	6.75%, 03/31/21	11,251,961
	408,741,000	7.00%, 02/28/31	23,121,683
	117,416,000	7.25%, 01/15/20	8,217,646
	170,366,000	7.75%, 02/28/23	11,719,157
	404,600,000	8.00%, 01/31/30	25,339,998
	307,908,000	8.25%, 03/31/32	19,172,721
	431,695,000	8.50%, 01/31/37	26,621,840
	409,323,000	8.75%, 01/31/44	25,185,901
	559,062,000	8.75%, 02/28/48	34,453,875
	192,434,000	8.88%, 02/28/35	12,390,797
	161,397,000	9.00%, 01/31/40	10,286,175
	530,051,000	10.50%, 12/21/26	40,642,959
			282,176,562
Principal Amount			Value

Supranational: 3.1%
		European Bank for Reconstruction & Development
IDR	146,700,000,000	7.38%, 04/15/19	$10,991,180
	103,630,000,000	9.25%, 12/02/20	8,329,644
		European Investment Bank
BRL	6,610,000	0.00%, 10/22/19 ^	1,760,545
	16,600,000	0.00%, 08/27/21 ^	3,829,821
MXN	68,900,000	4.00%, 02/25/20 Reg S	3,380,486
PLN	31,700,000	4.25%, 10/25/22	9,296,323
IDR	32,700,000,000	5.20%, 03/01/22 Reg S	2,324,214
	10,050,000,000	6.95%, 02/06/20 Reg S	754,723
	40,900,000,000	7.20%, 07/09/19 Reg S	3,055,973
ZAR	45,040,000	7.50%, 01/30/19	3,177,511
RUB	450,000,000	7.50%, 07/16/19	7,887,272
ZAR	76,410,000	7.50%, 09/10/20 Reg S	5,375,730
	184,070,000	8.13%, 12/21/26	12,574,501
TRY	40,341,000	8.50%, 07/25/19	10,208,545
ZAR	17,600,000	8.50%, 09/17/24 Reg S	1,237,106
TRY	36,500,000	8.75%, 09/18/21 Reg S	8,895,846
ZAR	17,790,000	9.00%, 12/21/18 Reg S	1,274,862
TRY	8,550,000	9.13%, 10/07/20 Reg S	2,144,712
	7,150,000	10.75%, 11/15/19	1,858,000
		Inter-American Development Bank
IDR	500,000,000	7.00%, 02/04/19	37,289
	24,680,000,000	7.88%, 03/14/23	1,945,592
		International Bank for Reconstruction & Development
MXN	93,600,000	4.00%, 08/16/18	4,778,773
RUB	160,000,000	7.25%, 11/23/20	2,812,069
MXN	137,588,000	7.50%, 03/05/20	7,268,622
COP	20,690,000,000	8.00%, 03/02/20	7,222,178
RUB	194,300,000	10.30%, 03/05/19	3,513,196
		International Finance Corp.
	125,000,000	6.75%, 02/03/20	2,160,594
	174,000,000	11.00%, 01/21/20 Reg S	3,233,301
BRL	4,700,000	12.00%, 01/29/19 Reg S	1,530,591
			132,859,199
Thailand: 6.1%
		Thailand Government Bonds
THB	822,366,000	1.88%, 06/17/22	24,808,668
	113,500,000	2.00%, 12/17/22	3,438,944
	488,568,000	2.13%, 12/17/26	14,459,716
	725,181,000	2.55%, 06/26/20	22,412,852
	421,830,000	3.40%, 06/17/36	13,733,881
	210,757,000	3.45%, 03/08/19	6,516,845
	51,143,000	3.58%, 12/17/27	1,688,743
	821,583,000	3.63%, 06/16/23	26,970,799
	1,211,828,000	3.65%, 12/17/21	39,334,981
	536,000,000	3.65%, 06/20/31	17,813,836
	805,053,000	3.85%, 12/12/25	27,072,440
	948,135,000	3.88%, 06/13/19	29,654,535
	824,000	4.75%, 12/20/24	29,048
	906,742,000	4.88%, 06/22/29	33,802,670
			261,737,958

See Notes to Financial Statements

63

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Turkey: 5.0%
		Turkish Government Bonds
TRY	64,180,000	7.10%, 03/08/23	$13,895,763
	42,689,000	7.40%, 02/05/20	10,190,016
	57,824,000	8.00%, 03/12/25	12,641,456
	20,864,000	8.50%, 07/10/19	5,188,042
	41,950,000	8.50%, 09/14/22	9,734,614
	51,916,000	8.80%, 09/27/23	12,033,578
	50,610,000	9.00%, 07/24/24	11,810,844
	23,218,000	9.20%, 09/22/21	5,607,961
	52,439,000	9.40%, 07/08/20	12,952,463
	54,548,000	9.50%, 01/12/22	13,261,462
	31,970,000	10.40%, 03/27/19	8,217,862
	41,325,000	10.50%, 01/15/20	10,512,075
	19,800,000	10.50%, 08/11/27	4,910,168
	34,132,000	10.54%, 03/20/24	8,527,269
	86,494,000	10.60%, 02/11/26	21,734,279
	60,255,000	10.70%, 02/17/21	15,275,985
	20,970,000	10.70%, 08/17/22	5,301,117
	59,181,000	11.00%, 03/02/22	15,120,457
	62,988,000	11.00%, 02/24/27	16,126,308
			213,041,719
Uruguay: 2.9%
		Uruguay Government International Bonds
UYU	108,000,000	8.50%, 03/15/28 Reg S	3,761,309
	1,316,407,000	8.50%, 03/15/28 144A	45,846,423
	496,993,000	9.88%, 06/20/22 144A	18,186,606
	1,557,721,000	9.88%, 06/20/22 Reg S	57,002,125
			124,796,463
Total Government Obligations (Cost: $4,175,387,260)			4,117,285,231

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $953,752)
	953,752	Dreyfus Government Cash Management Fund – Institutional Shares	953,752
Total Investments Before Collateral for Securities Loaned: 97.9% (Cost: $4,241,297,112)			4,166,768,251

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.7%
Repurchase Agreements: 1.7%
USD	17,529,022	Repurchase agreement dated 10/31/17 with Citigroup Global Markets, Inc., 1.07%, due 11/1/17, proceeds $17,529,543; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/1/17 to 9/9/49, valued at $17,879,602 including accrued interest)	17,529,022
Principal Amount			Value

Repurchase Agreements: (continued)
USD	17,529,022	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $17,529,548; (collateralized by cash in the amount of $200,420 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $17,675,174 including accrued interest)	$17,529,022
	17,529,022	Repurchase agreement dated 10/31/17 with HSBC Securities USA, Inc., 1.04%, due 11/1/17, proceeds $17,529,528; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 10/1/47, valued at $17,879,688 including accrued interest)	17,529,022
	3,688,599	Repurchase agreement dated 10/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.05%, due 11/1/17, proceeds $3,688,707; (collateralized by various U.S. government and agency obligations, 2.00% to 2.13%, due 3/31/24 to 6/30/24, valued at $3,762,371 including accrued interest)	3,688,599
	17,529,022	Repurchase agreement dated 10/31/17 with Nomura Securities International, Inc., 1.06%, due 11/1/17, proceeds $17,529,538; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 11/30/17 to 9/9/49, valued at $17,879,602 including accrued interest)	17,529,022
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $73,804,687)			73,804,687
Total Investments: 99.6% (Cost: $4,315,101,799)			4,240,572,938
Other assets less liabilities: 0.4%			17,731,912
NET ASSETS: 100.0%			$4,258,304,850

See Notes to Financial Statements

64

Definitions:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TIPS	Treasury Inflation Protected Securities
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $69,950,055.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $81,138,798, or 1.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer, Non-cyclical	0.0%	$472,931
Energy	0.2	6,917,154
Financial	0.5	20,714,152
Government	98.8	4,117,285,231
Industrial	0.2	8,106,257
Utilities	0.3	12,318,774
Money Market Fund	0.0	953,752
	100.0%	$4,166,768,251

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$48,529,268	$—	$48,529,268
Government Obligations*	—	4,117,285,231	—	4,117,285,231
Money Market Fund	953,752	—	—	953,752
Repurchase Agreements	—	73,804,687	—	73,804,687
Total	$953,752	$4,239,619,186	$—	$4,240,572,938

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

65

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 99.5%
United States: 99.5%
135,512	AG Mortgage Investment Trust, Inc.	$2,548,981
513,775	AGNC Investment Corp.	10,342,291
1,572,226	Annaly Capital Management, Inc.	18,017,710
526,385	Anworth Mortgage Asset Corp.	2,942,492
389,708	Apollo Commercial Real Estate Finance, Inc.	7,042,024
225,246	ARMOUR Residential REIT, Inc. †	5,642,412
249,924	Blackstone Mortgage Trust, Inc. †	7,955,081
449,012	Capstead Mortgage Corp.	3,960,286
411,197	Chimera Investment Corp.	7,524,905
800,419	CYS Investments, Inc.	6,403,352
304,542	Dynex Capital, Inc.	2,131,794
258,435	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,217,946
415,950	Invesco Mortgage Capital, Inc.	7,162,659
218,520	iStar Financial, Inc. *	2,556,684
407,701	Ladder Capital Corp.	5,479,501
894,485	MFA Financial, Inc.	7,370,556
232,054	MTGE Investment Corp.	4,200,177
472,012	New Residential Investment Corp.	8,321,572
670,028	New York Mortgage Trust, Inc. †	4,040,269
274,269	Orchid Island Capital, Inc. †	2,731,719
365,079	PennyMac Mortgage Investment Trust	5,863,169
289,253	Redwood Trust, Inc.	4,544,165
381,046	Starwood Property Trust, Inc.	8,196,299
771,659	Two Harbors Investment Corp.	7,562,258
251,025	Western Asset Mortgage Capital Corp. †	2,527,822
Total Real Estate Investment Trusts (Cost: $150,504,097)		151,286,124
MONEY MARKET FUND: 0.5% (Cost: $812,401)
812,401	Dreyfus Government Cash Management Fund – Institutional Shares	812,401
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $151,316,498)		152,098,525
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 13.0%
Repurchase Agreements: 13.0%
$4,693,619	Repurchase agreement dated 10/31/17 with Citigroup Global Markets, Inc., 1.07%, due 11/1/17, proceeds $4,693,759; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/1/17 to 9/9/49, valued at $4,787,492 including accrued interest)	$4,693,619
4,693,619	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $4,693,760; (collateralized by cash in the amount of $53,665 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $4,732,753 including accrued interest)	4,693,619
4,693,619	Repurchase agreement dated 10/31/17 with Goldman Sachs and Co. LLC, 1.04%, due 11/1/17, proceeds $4,693,755; (collateralized by various U.S. government and agency obligations, 2.09% to 7.00%, due 10/1/20 to 11/1/47, valued at $4,787,491 including accrued interest)	4,693,619
4,693,619	Repurchase agreement dated 10/31/17 with HSBC Securities USA, Inc., 1.04%, due 11/1/17, proceeds $4,693,755; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 10/1/47, valued at $4,787,514 including accrued interest)	4,693,619
987,557	Repurchase agreement dated 10/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.05%, due 11/1/17, proceeds $987,586; (collateralized by various U.S. government and agency obligations, 2.00% to 2.13%, due 3/31/24 to 6/30/24, valued at $1,007,308 including accrued interest)	987,557
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $19,762,033)		19,762,033
Total Investments: 113.0% (Cost: $171,078,531)		171,860,558
Liabilities in excess of other assets: (13.0)%		(19,772,942)
NET ASSETS: 100.0%		$152,087,616

See Notes to Financial Statements

66

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,120,467.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	97.8%	$148,729,440
Real Estate	1.7	2,556,684
Money Market Fund	0.5	812,401
	100.0%	$152,098,525

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$151,286,124	$—	$—	$151,286,124
Money Market Fund	812,401	—	—	812,401
Repurchase Agreements	—	19,762,033	—	19,762,033
Total	$152,098,525	$19,762,033	$—	$171,860,558

*	See Schedule of Investments for geographic sector breakouts

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

67

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2017 (unaudited)

Number of Shares		Value

PREFERRED SECURITIES: 99.8%
Communications: 20.1%
105,959	Comcast Corp. 5.00%, 12/15/17 (c) †	$2,700,895
276,414	eBay, Inc. 6.00%, 03/01/21 (c) †	7,485,291
177,366	Frontier Communications Corp. 11.13%, 06/29/18	3,526,036
	General Electric Co.
269,827	4.70%, 05/16/18 (c) †	6,840,114
304,056	4.88%, 11/30/17 (c) †	7,616,603
233,109	4.88%, 01/29/18 (c) †	5,848,705
	Qwest Corp.
285,629	6.13%, 06/01/18 (c) †	7,249,264
360,260	6.50%, 09/01/21 (c) †	9,096,565
151,107	6.63%, 09/15/20 (c) †	3,874,383
243,245	6.75%, 06/15/22 (c) †	6,202,748
184,277	6.88%, 10/01/19 (c)	4,737,762
193,490	7.00%, 11/27/17 (c) †	4,908,841
147,422	7.00%, 11/27/17 (c) †	3,737,148
6	Telephone & Data Systems, Inc. 7.00%, 11/27/17 (c) †	152
176,982	T-Mobile US, Inc. 5.50%, 12/15/17	17,131,858
	United States Cellular Corp.
6	6.95%, 11/30/17 (c) †	152
101,353	7.25%, 12/08/19 (c)	2,700,044
110,567	7.25%, 12/01/20 (c)	2,964,301
184,277	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	4,957,051
		101,577,913
Consumer, Non-cyclical: 10.7%
230,346	Anthem, Inc. 5.25%, 05/01/18	12,272,835
456,084	Becton Dickinson and Co. 6.13%, 05/01/20	25,891,889
	CHS, Inc.
181,513	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 (c) †	4,955,305
6	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 (c) †	166
190,725	7.50%, 01/21/25 (c)	5,464,271
191,322	7.88%, 09/26/23 (c) †	5,536,859
		54,121,325
Energy: 3.7%
294,843	Kinder Morgan, Inc. 9.75%, 10/26/18 †	11,086,097
141,892	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 (c)	3,611,151
317,877	Southwestern Energy Co. 6.25%, 01/15/18 †	4,046,574
		18,743,822
Government: 0.5%
100,765	Tennessee Valley Authority 3.55% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/18 (p) †	2,561,446
Number of Shares		Value

Industrial: 3.2%
105,959	Hess Corp. 8.00%, 02/01/19 †	$5,848,937
127,152	Seaspan Corp. 6.38%, 04/30/19	3,232,204
276,414	Stanley Black & Decker, Inc. 5.75%, 11/27/17 (c) †	7,015,387
		16,096,528
Real Estate Investment Trusts: 30.5%
119,779	AGNC Investment Corp. 7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 (c)	3,204,088
95,363	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,559,543
126,689	American Tower Corp. 5.50%, 02/15/18	15,984,351
265,359	Annaly Capital Management, Inc. 6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22 (c) †	7,005,478
169,535	7.50%, 11/27/17 (c)	4,306,189
105,959	7.63%, 11/27/17 (c) †	2,690,299
110,567	7.63%, 11/27/17 (c)	2,806,190
167,231	CBL & Associates Properties, Inc. 7.38%, 11/30/17 (c) †	4,127,261
119,779	Chimera Investment Corp. 8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 (c)	3,096,287
	Colony NorthStar, Inc.
105,959	7.13%, 04/13/20 (c)	2,717,848
116,859	7.13%, 09/22/22 (c)	2,976,399
127,152	7.15%, 06/05/22 (c)	3,248,734
7,270	8.25%, 11/30/17 (c)	186,984
92,138	8.75%, 05/15/19 (c)	2,487,726
	Digital Realty Trust, Inc.
92,138	5.88%, 04/09/18 (c) †	2,351,362
92,138	6.35%, 08/24/20 (c) †	2,510,761
134,522	7.38%, 03/26/19 (c)	3,590,392
92,138	GGP, Inc. 6.38%, 02/13/18 (c)	2,326,485
114,252	Government Properties Income Trust 5.88%, 05/26/21 (c) †	2,953,414
105,959	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 (c)	2,693,478
	National Retail Properties, Inc.
127,152	5.20%, 10/11/21 (c)	3,192,787
105,959	5.70%, 05/30/18 (c) †	2,764,470
148,344	NuStar Logistics LP 7.63% (ICE LIBOR USD 3 Month+6.73%), 01/15/18 (c) †	3,726,401
31,662	PS Business Parks, Inc. 6.00%, 11/27/17 (c) †	799,782
	Public Storage
128,994	4.90%, 10/14/21 (c) †	3,218,400
119,779	4.95%, 07/20/21 (c) †	3,002,860
110,567	5.05%, 08/09/22 (c)	2,800,662
103,194	5.15%, 06/02/22 (c)	2,600,489
184,277	5.20%, 01/16/18 (c) †	4,660,365
182,433	5.38%, 11/27/17 (c)	4,600,960
110,567	5.40%, 01/20/21 (c)	2,857,051

See Notes to Financial Statements

68

Number of Shares		Value

Real Estate Investment Trusts: (continued)
105,959	5.63%, 11/27/17 (c) †	$2,670,167
105,959	6.00%, 06/04/19 (c) †	2,858,774
4	6.38%, 03/17/19 (c) †	106
118,669	RLJ Lodging Trust 1.95%, 10/31/66 †	3,333,412
	Senior Housing Properties Trust
128,994	5.63%, 11/27/17 (c) †	3,249,359
92,138	6.25%, 02/18/21 (c) †	2,478,512
105,959	Two Harbors Investment Corp. 7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 (c)	2,814,271
95,363	Ventas Realty LP 5.45%, 03/07/18 (c)	2,411,730
394,667	VEREIT, Inc. 6.70%, 01/03/19 (c)	10,091,635
	Vornado Realty Trust
110,567	5.40%, 01/25/18 (c) †	2,797,345
110,567	5.70%, 11/27/17 (c) †	2,812,824
101,353	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c) †	2,685,855
132,404	Welltower, Inc. 6.50%, 01/16/66	8,120,337
		154,371,823
Reinsurance: 5.2%
	Aspen Insurance Holdings Ltd.
92,138	5.63%, 01/01/27 (c) †	2,333,856
101,353	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 (c) †	2,730,450
202,705	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c) †	5,134,518
108,297	PartnerRe Ltd. 7.25%, 04/29/21 (c) †	3,153,609
	Reinsurance Group of America, Inc.
147,422	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/26 (c) †	4,098,332
147,422	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/22 (c) †	4,135,187
101,353	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c) †	2,594,637
92,138	Validus Holdings Ltd. 5.80%, 06/21/22 (c) †	2,328,327
		26,508,916
Technology: 0.8%
156,636	Pitney Bowes, Inc. 6.70%, 03/07/18 (c) †	4,027,112
Utilities: 25.1%
92,138	Alabama Power Co. 5.00%, 10/01/22 (c)	2,352,283
	Dominion Energy, Inc.
294,843	5.25%, 07/30/21 (c)	7,468,373
257,986	6.75%, 08/15/19	13,500,407
	DTE Energy Co.
110,567	5.38%, 06/01/21 (c)	2,845,995
103,194	6.00%, 12/15/21 (c)	2,817,196
124,386	6.50%, 10/01/19 †	6,832,523
184,277	Duke Energy Corp. 5.13%, 01/15/18 (c) †	4,713,806
Number of Shares		Value

Utilities: (continued)
151,107	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c) †	$3,785,230
99,509	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,481,754
95,824	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	2,391,767
99,509	Georgia Power Co. 5.00%, 10/01/22 (c) †	2,487,725
	NextEra Energy Capital Holdings, Inc.
165,848	5.00%, 01/15/18 (c)	4,194,296
184,277	5.13%, 11/27/17 (c) †	4,658,523
210,075	5.25%, 06/01/21 (c)	5,396,827
276,414	6.12%, 09/01/19 †	15,755,598
128,994	6.37%, 09/01/18	8,997,331
165,848	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c) †	4,227,466
147,422	SCE Trust II 5.10%, 03/15/18 (c)	3,802,013
4	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 (c)	108
119,779	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 (c)	3,236,429
110,567	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 (c)	3,032,853
175,062	SCE Trust VI 5.00%, 06/26/22 (c)	4,411,562
	Southern Co.
294,843	5.25%, 10/01/21 (c) †	7,480,167
368,553	6.25%, 10/15/20 (c)	9,943,560
		126,813,792
Total Preferred Securities (Cost: $507,450,059)		504,822,677
MONEY MARKET FUND: 0.3% (Cost: $1,581,470)
1,581,470	Dreyfus Government Cash Management Fund – Institutional Shares	1,581,470
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $509,031,529)		506,404,147

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.6%
Repurchase Agreements: 7.6%
$9,168,981	Repurchase agreement dated 10/31/17 with Citigroup Global Markets, Inc., 1.07%, due 11/1/17, proceeds $9,169,254; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/1/17 to 9/9/49, valued at $9,352,360 including accrued interest)	9,168,981

See Notes to Financial Statements

69

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Repurchase Agreements: (continued)
$1,929,264	Repurchase agreement dated 10/31/17 with Credit Agricole CIB, 1.05%, due 11/1/17, proceeds $1,929,320; (collateralized by various U.S. government and agency obligations, 2.00% to 2.25%, due 8/31/21 to 2/15/27, valued at $1,967,849 including accrued interest)	$1,929,264
9,168,981	Repurchase agreement dated 10/31/17 with Daiwa Capital Markets America, Inc., 1.08%, due 11/1/17, proceeds $9,169,256; (collateralized by cash in the amount of $104,834 and various U.S. government and agency obligations, 0.00% to 6.50%, due 11/2/17 to 12/1/51, valued at $9,245,430 including accrued interest)	9,168,981
9,168,981	Repurchase agreement dated 10/31/17 with HSBC Securities USA, Inc., 1.04%, due 11/1/17, proceeds $9,169,246; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 10/1/47, valued at $9,352,405 including accrued interest)	9,168,981
Principal Amount		Value

Repurchase Agreements: (continued)
$9,168,981	Repurchase agreement dated 10/31/17 with Nomura Securities International, Inc., 1.06%, due 11/1/17, proceeds $9,169,251; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 11/30/17 to 9/9/49, valued at $9,352,361 including accrued interest)	$9,168,981
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $38,605,188)		38,605,188
Total Investments: 107.7% (Cost: $547,636,717)		545,009,335
Liabilities in excess of other assets: (7.7)%		(38,918,352)
NET ASSETS: 100.0%		$506,090,983

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $37,512,685.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communications	20.0%	$101,577,913
Consumer, Non-cyclical	10.7	54,121,325
Energy	3.7	18,743,822
Financial	1.5	7,462,845
Government	0.5	2,561,446
Industrial	3.2	16,096,528
Real Estate Investment Trusts	30.5	154,371,823
Reinsurance	3.8	19,046,071
Technology	0.8	4,027,112
Utilities	25.0	126,813,792
Money Market Fund	0.3	1,581,470
	100.0%	$506,404,147

See Notes to Financial Statements

70

The summary of inputs used to value the Fund’s investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$504,822,677	$—	$—	$504,822,677
Money Market Fund	1,581,470	—	—	1,581,470
Repurchase Agreements	—	38,605,188	—	38,605,188
Total	$506,404,147	$38,605,188	$—	$545,009,335

*	See Schedule of Investments for industry breakouts

There were no transfers between levels during the period ended October 31, 2017.

See Notes to Financial Statements

71

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2017 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF	EM Investment Grade + BB Rated USD Sovereign Bond ETF	Emerging Markets Aggregate Bond ETF

Assets:
Investments, at value (1) (2)	$182,921,054	$4,275,985	$12,278,716	$14,995,353
Short-term investments held as collateral for securities loaned (3)	26,209,846	—	374,307	376,657
Cash	—	103,827	—	41,805
Cash denominated in foreign currency, at value (4)	—	167,881 (a)	—	85,799
Receivables:
Investment securities sold	—	—	—	—
Shares sold	—	—	—	—
Due from Adviser	—	7,117	4,767	4,086
Dividends and interest	271,183	89,813	130,876	260,798
Prepaid expenses	1,481	43	106	120
Total assets	209,403,564	4,644,666	12,788,772	15,764,618

Liabilities:
Payables:
Investment securities purchased	—	—	—	45,805
Collateral for securities loaned	26,209,846	—	374,307	376,657
Line of credit	588,504	—	—	—
Shares redeemed	—	—	—	—
Due to Adviser	48,171	—	—	—
Due to custodian	12,380	—	—	—
Deferred Trustee fees	2,263	152	33	1,209
Accrued expenses	78,688	74,347	37,794	96,909
Total liabilities	26,939,852	74,499	412,134	520,580
NET ASSETS	$182,463,712	$4,570,167	$12,376,638	$15,244,038
Shares outstanding	10,750,000	200,000	500,000	700,000
Net asset value, redemption and offering price per share	$16.97	$22.85	$24.75	$21.78
Net assets consist of:
Aggregate paid in capital	$202,081,500	$5,170,311	$12,533,291	$17,938,775
Net unrealized appreciation (depreciation)	(12,076,372)	(260,880)	(48,781)	(783,229)
Undistributed (accumulated) net investment income (loss)	800,541	(36,848)	33,050	(64,644)
Accumulated net realized gain (loss)	(8,341,957)	(302,416)	(140,922)	(1,846,864)
	$182,463,712	$4,570,167	$12,376,638	$15,244,038
(1) Value of securities on loan	$25,089,154	$—	$362,219	$363,710
(2) Cost of investments	$194,997,426	$4,543,256	$12,327,497	$15,779,951
(3) Cost of short-term investments held as collateral for securities loaned	$26,209,846	$—	$374,307	$376,657
(4) Cost of cash denominated in foreign currency	$—	$163,324	$—	$85,336

(a)	Includes $740 of foreign investor minimum settlement reserve funds

See Notes to Financial Statements

72

Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF

$353,394,852	$1,141,316,993	$10,620,304	$161,664,000	$234,477,701	$4,166,768,251	$152,098,525
24,056,005	84,008,090	—	10,522,099	283,473	73,804,687	19,762,033
1,185,095	2,381,639	—	—	205,263	679,648	—
—	—	36,455	539,286	—	4,155,125	—

2,435,137	7,136,794	495,038	1,863,631	—	140,615,937	—
—	19,665,535	—	—	—	4,794	—
—	—	4,508	—	—	—	—
5,505,432	16,105,651	65,021	2,552,896	424,865	70,529,768	140,312
2,662	18,732	57	986	1,198	60,350	1,185
386,579,183	1,270,633,434	11,221,383	177,142,898	235,392,500	4,456,618,560	172,002,055

4,827,028	21,501,478	523,846	2,073,430	5,169	121,657,577	—
24,056,005	84,008,090	—	10,522,099	283,473	73,804,687	19,762,033
—	—	—	—	—	284,873	—
—	—	—	—	9,502	—	—
98,196	271,339	—	35,263	13,269	1,081,244	40,787
—	—	15	—	—	—	3,217
20,326	2,689	5	20,256	5,333	99,654	8,209
107,251	45,083	29,308	117,635	38,229	1,385,675	100,193
29,108,806	105,828,679	553,174	12,768,683	354,975	198,313,710	19,914,439
$357,470,377	$1,164,804,755	$10,668,209	$164,374,215	$235,037,525	$4,258,304,850	$152,087,616
14,400,000	38,500,000	400,000	6,400,000	9,300,000	229,000,000	6,350,000
$24.82	$30.25	$26.67	$25.68	$25.27	$18.60	$23.95

$383,443,088	$1,106,961,689	$10,289,076	$168,446,332	$233,177,329	$4,420,290,622	$177,175,826
4,103,833	45,263,678	335,991	2,092,607	1,538,679	(74,840,206)	782,197
1,927,734	4,918,571	10,154	(530,953)	374,677	(37,908,988)	1,342,661
(32,004,278)	7,660,817	32,988	(5,633,771)	(53,160)	(49,236,578)	(27,213,068)
$357,470,377	$1,164,804,755	$10,668,209	$164,374,215	$235,037,525	$4,258,304,850	$152,087,616
$22,983,784	$79,533,463	$—	$10,106,717	$275,958	$69,950,055	$19,120,467
$349,291,019	$1,096,053,315	$10,284,072	$159,589,051	$232,939,022	$4,241,297,112	$151,316,498
$24,056,005	$84,008,090	$—	$10,522,099	$283,473	$73,804,687	$19,762,033
$—	$—	$36,815	$535,591	$—	$4,147,454	$—

See Notes to Financial Statements

73

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2017 (unaudited) (continued)

Preferred Securities ex Financials ETF

Assets:
Investments, at value (1)(2)	$506,404,147
Short-term investments held as collateral for securities loaned (3)	38,605,188
Receivables:
Investment securities sold	13,729,048
Dividends	1,080,242
Prepaid expenses	3,500
Total assets	559,822,125

Liabilities:
Payables:
Investment securities purchased	2,316,627
Collateral for securities loaned	38,605,188
Line of credit	12,551,061
Shares redeemed	126
Due to Adviser	144,155
Deferred Trustee fees	12,973
Accrued expenses	101,012
Total liabilities	53,731,142
NET ASSETS	$506,090,983
Shares outstanding	25,300,000
Net asset value, redemption and offering price per share	$20.00

Net assets consist of:
Aggregate paid in capital	$532,408,250
Net unrealized depreciation	(2,627,382)
Undistributed net investment income	1,819
Accumulated net realized loss	(23,691,703)
$506,090,983
(1) Value of securities on loan	$37,512,685
(2) Cost of investments	$509,031,529
(3) Cost of short-term investments held as collateral for securities loaned	$38,605,188

See Notes to Financial Statements

74

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75

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2017 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF	EM Investment Grade + BB Rated USD Sovereign Bond ETF	Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF

Income:
Dividends	$8,439,389	$—	$532	$223	$11,780
Interest	—	96,735	249,698	390,422	10,954,750
Securities lending income	142,641	—	501	1,190	123,202
Foreign taxes withheld	—	(4,181)	(307)	(8,888)	—
Total income	8,582,030	92,554	250,424	382,947	11,089,732

Expenses:
Management fees	383,336	9,671	23,423	27,068	718,991
Professional fees	31,140	32,037	19,869	33,739	35,827
Insurance	866	32	50	84	1,789
Trustees’ fees and expenses	1,480	73	150	148	3,469
Reports to shareholders	14,605	10,792	11,542	6,538	19,454
Indicative optimized portfolio value fee	2,520	5,516	5,520	5,516	5,516
Custodian fees	2,901	2,265	2,862	13,742	21,060
Registration fees	7,091	2,567	3,504	2,520	8,672
Transfer agent fees	1,210	1,210	1,210	1,210	1,210
Fund accounting fees	3,154	197	394	391	8,897
Interest	10,426	—	—	—	—
Other	9,018	3,185	2,261	3,879	8,235
Total expenses	467,747	67,545	70,785	94,835	833,120
Waiver of management fees	(74,003)	(9,671)	(23,423)	(27,068)	(114,160)
Expenses assumed by the Adviser	—	(45,785)	(20,593)	(29,875)	—
Net expenses	393,744	12,089	26,769	37,892	718,960
Net investment income	8,188,286	80,465	223,655	345,055	10,370,772

Net realized gain (loss) on:
Investments	(3,090,938)	(298,233)	(9,999)	(89,532)	(336,487)
In-kind redemptions	777,222	—	(42,240)	—	1,565,008
Foreign currency transactions and foreign denominated assets and liabilities	—	10,317	—	(6,270)	—
Net realized gain (loss)	(2,313,716)	(287,916)	(52,239)	(95,802)	1,228,521

Net change in unrealized appreciation (depreciation) on:
Investments	(20,737,691)	416,897	235,977	186,825 (a)	(1,905,501)
Foreign currency transactions and foreign denominated assets and liabilities	—	2,089	—	12,145	—
Net change in unrealized appreciation (depreciation)	(20,737,691)	418,986	235,977	198,970	(1,905,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,863,121)	$211,535	$407,393	$448,223	$9,693,792

(a)	Net of foreign taxes of $314
(b)	Net of foreign taxes of $525,612

See Notes to Financial Statements

76

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF		Mortgage REIT Income ETF

$34,303	$38	$3,688	$3,564	$20,984		$6,362,962
25,718,349	58,695	3,352,676	1,831,211	119,487,861		—
368,951	—	37,077	2,771	60,017		21,934
—	(148)	(72,939)	(2,638)	(2,844,226)		(3,134)
26,121,603	58,585	3,320,502	1,834,908	116,724,636		6,381,762

1,879,481	14,171	277,813	325,684	6,838,715		302,274
36,689	18,705	35,874	19,040	66,004		35,546
3,315	26	699	699	16,232		749
5,541	136	1,631	906	25,958		1,149
18,575	11,604	13,398	9,653	119,108		13,691
5,516	5,468	5,516	5,516	5,516		2,166
31,378	1,385	41,591	9,746	1,944,451		1,904
41,568	2,798	2,550	6,458	115,884		4,276
1,210	977	1,210	1,210	1,210		1,210
12,943	378	3,660	2,178	65,623		2,707
—	111	280	324	4,441		6,144
7,334	2,014	5,142	4,254	37,920		4,212
2,043,550	57,773	389,364	385,668	9,241,062		376,028
(399,073)	(14,171)	(111,285)	(255,082)	(640,123)		(67,626)
—	(27,294)	—	—	—		—
1,644,477	16,308	278,079	130,586	8,600,939		308,402
24,477,126	42,277	3,042,423	1,704,322	108,123,697		6,073,360

1,866,596	27,409	(676,242)	68,876	(17,901,261)		(1,079,882)
5,158,721	—	144,098	6,469	785,508		2,486,602

—	5,579	66,153	—	868,138		10,079
7,025,317	32,988	(465,991)	75,345	(16,247,615)		1,416,799

10,517,013	209,843	4,515,365	792,235	(10,170,169	)(b)	(5,786,143)

—	(859)	(38,957)	—	(3,147,217)		171
10,517,013	208,984	4,476,408	792,235	(13,317,386)		(5,785,972)

$42,019,456	$284,249	$7,052,840	$2,571,902	$78,558,696		$1,704,187

See Notes to Financial Statements

77

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2017 (unaudited) (continued)

Preferred
Securities Ex
Financials ETF

Income:
Dividends	$14,736,425
Securities lending income	483,457
Total income	15,219,882

Expenses:
Management fees	944,693
Professional fees	39,710
Insurance	2,402
Trustees’ fees and expenses	4,419
Reports to shareholders	23,266
Indicative optimized portfolio value fee	2,520
Custodian fees	8,217
Registration fees	10,411
Transfer agent fees	1,210
Fund accounting fees	11,646
Interest	12,741
Other	11,235
Total expenses	1,072,470
Waiver of management fees	(115,080)
Net expenses	957,390
Net investment income	14,262,492

Net realized gain (loss) on:
Investments	(1,919,466)
In-kind redemptions	237,917
Net realized loss	(1,681,549)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,943,448)
Net Increase in Net Assets Resulting from Operations	$10,637,495

See Notes to Financial Statements

78

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79

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF
	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(unaudited)		(unaudited)
Operations:
Net investment income	$8,188,286	$11,095,196	$80,465	$247,641
Net realized gain (loss)	(2,313,716)	186,580	(287,916)	(171,609)
Net change in unrealized appreciation (depreciation)	(20,737,691)	17,806,372	418,986	(555,741)
Net increase (decrease) in net assets resulting from operations	(14,863,121)	29,088,148	211,535	(479,709)

Dividends and Distributions to shareholders:
Dividends from net investment income	(7,980,370)	(10,221,190)	(85,870)	—
Return of capital	—	—	—	(243,320)
Total Dividends and Distributions	(7,980,370)	(10,221,190)	(85,870)	(243,320)

Share transactions:**
Proceeds from sale of shares	29,227,544	86,185,712	—	—
Cost of shares redeemed	(6,987,294)	(7,439,275)	(2,204,390)	(4,767,696)
Increase (decrease) in net assets resulting from share transactions	22,240,250	78,746,437	(2,204,390)	(4,767,696)
Total increase (decrease) in net assets	(603,241)	97,613,395	(2,078,725)	(5,490,725)
Net Assets, beginning of period	183,066,953	85,453,558	6,648,892	12,139,617
Net Assets, end of period†	$182,463,712	$183,066,953	$4,570,167	$6,648,892
† Including undistributed (accumulated) net investment income (loss)	$800,541	$592,625	$(36,848)	$(31,443)

** Shares of Common Stock Issued (no par value)
Shares sold	1,600,000	4,750,000	—	—
Shares redeemed	(400,000)	(400,000)	(100,000)	(200,000)
Net increase (decrease)	1,200,000	4,350,000	(100,000)	(200,000)

(a)	Commencement of operations

See Notes to Financial Statements

80

EM Investment Grade + BB Rated USD Sovereign Bond ETF		Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF
For the Six Months Ended October 31, 2017	For the Period July 13, 2016 (a) through April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
(unaudited)		(unaudited)		(unaudited)

$223,655	$336,481	$345,055	$688,770	$10,370,772	$19,750,808
(52,239)	(84,409)	(95,802)	(234,883)	1,228,521	(4,871,147)
235,977	(284,758)	198,970	173,573	(1,905,501)	23,414,085

407,393	(32,686)	448,223	627,460	9,693,792	38,293,746

(230,340)	(301,020)	(354,480)	(429,846)	(10,445,080)	(19,269,040)
—	—	—	(226,334)	—	—
(230,340)	(301,020)	(354,480)	(656,180)	(10,445,080)	(19,269,040)

—	14,955,782	—	—	24,679,637	173,587,153
(2,422,491)	—	—	—	(39,383,898)	(67,394,651)

(2,422,491)	14,955,782	—	—	(14,704,261)	106,192,502
(2,245,438)	14,622,076	93,743	(28,720)	(15,455,549)	125,217,208
14,622,076	—	15,150,295	15,179,015	372,925,926	247,708,718
$12,376,638	$14,622,076	$15,244,038	$15,150,295	$357,470,377	$372,925,926

$33,050	$39,735	$(64,644)	$(55,219)	$1,927,734	$2,002,042

—	600,000	—	—	1,000,000	7,200,000
(100,000)	—	—	—	(1,600,000)	(2,800,000)
(100,000)	600,000	—	—	(600,000)	4,400,000

See Notes to Financial Statements

81

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Fallen Angel High Yield Bond ETF		Green Bond ETF
	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Period March 5, 2017 (a) through April 30, 2017
	(unaudited)		(unaudited)
Operations:
Net investment income	$24,477,126	$24,065,392	$42,277	$7,946
Net realized gain (loss)	7,025,317	6,673,195	32,988	71
Net change in unrealized appreciation (depreciation)	10,517,013	25,903,199	208,984	127,007
Net increase in net assets resulting from operations	42,019,456	56,641,786	284,249	135,024

Dividends and Distributions to shareholders:
Dividends from net investment income	(22,881,975)	(21,498,655)	(36,840)	(3,300)
Distributions from net realized capital gains	—	(1,601,910)	—	—
Return of capital	—	—	—	—
Total Dividends and Distributions	(22,881,975)	(23,100,565)	(36,840)	(3,300)

Share transactions:**
Proceeds from sale of shares	353,765,736	712,790,889	5,332,476	4,956,600
Cost of shares redeemed	(63,478,768)	(36,133,995)	—	—
Increase (decrease) in net assets resulting from share transactions	290,286,968	$676,656,894	5,332,476	4,956,600
Total increase (decrease) in net assets	309,424,449	710,198,115	5,579,885	5,088,324
Net Assets, beginning of period	855,380,306	145,182,191	5,088,324	—
Net Assets, end of period†	$1,164,804,755	$855,380,306	$10,668,209	$5,088,324
† Including undistributed (accumulated) net investment income (loss)	$4,918,571	$3,323,420	$10,154	$4,717

** Shares of Common Stock Issued (no par value)
Shares sold	11,800,000	24,750,000	200,000	200,000
Shares redeemed	(2,150,000)	(1,250,000)	—	—
Net increase (decrease)	9,650,000	23,500,000	200,000	200,000

(a)	Commencement of operations

See Notes to Financial Statements

82

International High Yield Bond ETF		Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF
For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
(unaudited)		(unaudited)		(unaudited)

$3,042,423	$6,749,823	$1,704,322	$1,243,916	$108,123,697	$126,407,989
(465,991)	(4,039,441)	75,345	45,197	(16,247,615)	(79,456,164)
4,476,408	7,692,437	792,235	1,128,632	(13,317,386)	52,827,371
7,052,840	10,402,819	2,571,902	2,417,745	78,558,696	99,779,196

(2,900,020)	(4,625,006)	(1,528,560)	(1,118,580)	(103,594,840)	(32,790,499)
—	—	—	—	—	—
—	(2,034,794)	—	—	—	(79,569,141)
(2,900,020)	(6,659,800)	(1,528,560)	(1,118,580)	(103,594,840)	(112,359,640)

35,713,308	38,864,275	88,199,652	70,225,526	958,721,716	1,955,982,420
(4,970,100)	(43,815,444)	(2,527,285)	(2,476,311)	(30,131,552)	(78,292,655)

30,743,208	(4,951,169)	85,672,367	67,749,215	928,590,164	1,877,689,765
34,896,028	(1,208,150)	86,715,709	69,048,380	903,554,020	1,865,109,321
129,478,187	130,686,337	148,321,816	79,273,436	3,354,750,830	1,489,641,509
$164,374,215	$129,478,187	$235,037,525	$148,321,816	$4,258,304,850	$3,354,750,830

$(530,953)	$(673,356)	$374,677	$198,915	$(37,908,988)	$(42,437,845)

1,400,000	1,600,000	3,500,000	2,800,000	50,400,000	105,800,000
(200,000)	(1,800,000)	(100,000)	(100,000)	(1,600,000)	(4,200,000)
1,200,000	(200,000)	3,400,000	2,700,000	48,800,000	101,600,000

See Notes to Financial Statements

83

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Mortgage REIT Income ETF		Preferred Securities ex Financials ETF
	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(unaudited)		(unaudited)
Operations:
Net investment income	$6,073,360	$8,929,483	$14,262,492	$23,856,731
Net realized gain (loss)	1,416,799	(3,097,246)	(1,681,549)	(2,831,492)
Net change in unrealized appreciation (depreciation)	(5,785,972)	24,450,189	(1,943,448)	(5,378,935)
Net increase in net assets resulting from operations	1,704,187	30,282,426	10,637,495	15,646,304
Dividends to shareholders:
Dividends from net investment income	(5,226,375)	(8,294,740)	(13,442,335)	(24,396,400)
Share transactions:**
Proceeds from sale of shares	23,326,814	35,547,221	74,199,444	174,245,882
Cost of shares redeemed	(15,860,022)	(5,541,685)	(3,019,987)	(37,917,755)
Increase in net assets resulting from share transactions	7,466,792	30,005,536	71,179,457	136,328,127
Total increase in net assets	3,944,604	51,993,222	68,374,617	127,578,031
Net Assets, beginning of period	148,143,012	96,149,790	437,716,366	310,138,335
Net Assets, end of period†	$152,087,616	$148,143,012	$506,090,983	$437,716,366
† Including undistributed (accumulated) net investment income (loss)	$1,342,661	$495,676	$1,819	$(818,338)
** Shares of Common Stock Issued (no par value)
Shares sold	950,000	1,500,000	3,700,000	8,450,000
Shares redeemed	(650,000)	(250,000)	(150,000)	(1,950,000)
Net increase	300,000	1,250,000	3,550,000	6,500,000

See Notes to Financial Statements

84

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	For the Six Months Ended						For the Period February 11, 2013(a) through
	October 31,		For the Year Ended April 30,				April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$19.17		$16.43	$18.56	$19.84	$20.72	$19.98
Income from investment operations:
Net investment income	0.77	(b)	1.54	1.59	1.51	1.37	0.21
Net realized and unrealized gain (loss) on investments	(2.23)		2.67	(2.20)	(1.27)	(0.97)	0.74
Total from investment operations	(1.46)		4.21	(0.61)	0.24	0.40	0.95
Less:
Dividends from net investment income	(0.74)		(1.47)	(1.52)	(1.52)	(1.28)	(0.21)
Net asset value, end of period	$16.97		$19.17	$16.43	$18.56	$19.84	$20.72
Total return (c)	(7.72	)%(d)	26.67%	(2.98)%	1.28%	1.94%	4.79	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$182,464		$183,067	$85,454	$74,259	$33,728	$11,398
Ratio of gross expenses to average net assets (g)	0.49	%(e)	0.52%	0.58%	0.58%	0.81%	4.82	%(e)
Ratio of net expenses to average net assets (g)	0.41	%(e)	0.41%	0.41%	0.41%	0.40%	0.40	%(e)
Ratio of net expenses to average net assets excluding interest expense (g)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40	%(e)
Ratio of net investment income to average net assets	8.54	%(e)	9.12%	9.87%	8.59%	7.38%	6.67	%(e)
Portfolio turnover rate (f)	8	%(d)	23%	23%	20%	14%	0	%(d)

	ChinaAMC China Bond ETF
	For the Six Months Ended				For the Period November 10, 2014 (a) through
	October 31,		For the Year Ended April 30,		April 30,
	2017		2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$22.16		$24.28	$24.94	$25.00
Income from investment operations:
Net investment income	0.38	(b)	0.21	0.70	0.29
Net realized and unrealized gain (loss) on investments	0.71		(1.64)	(0.65)	(0.12)
Total from investment operations	1.09		(1.43)	0.05	0.17
Less:
Dividends from net investment income	(0.40)		—	(0.37)	(0.15)
Return of capital	—		(0.69)	(0.34)	(0.08)
Total dividends and distributions	(0.40)		(0.69)	(0.71)	(0.23)
Net asset value, end of period	$22.85		$22.16	$24.28	$24.94
Total return (c)	4.96	%(d)	(6.00)%	0.20%	0.71	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,570		$6,649	$12,140	$19,955
Ratio of gross expenses to average net assets	2.80	%(e)	1.90%	1.12%	1.22	%(e)
Ratio of net expenses to average net assets	0.50	%(e)	0.50%	0.50%	0.50	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.50	%(e)	0.50%	0.50%	0.50	%(e)
Ratio of net investment income to average net assets	3.34	%(e)	3.04%	2.88%	2.61	%(e)
Portfolio turnover rate (f)	20	%(d)	9%	58%	58	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

85

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	EM Investment Grade + BB Rated USD Sovereign Bond ETF
	For the Six Months Ended October 31, 2017		For the Period July 13, 2016 (a) through April 30, 2017
	(unaudited)
Net asset value, beginning of period	$24.37		$24.99
Income from investment operations:
Net investment income	0.41	(b)	0.56
Net realized and unrealized gain (loss) on investments	0.39		(0.68)
Total from investment operations	0.80		(0.12)
Less:
Dividends from net investment income	(0.42)		(0.50)
Net asset value, end of period	$24.75		$24.37
Total return (c)	3.31	%(d)	(0.44	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$12,377		$14,622
Ratio of gross expenses to average net assets	1.06	%(e)	1.11	%(e)
Ratio of net expenses to average net assets	0.40	%(e)	0.40	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.40	%(e)	0.40	%(e)
Ratio of net investment income to average net assets	3.34	%(e)	2.93	%(e)
Portfolio turnover rate (f)	13	%(d)	26	%(d)

	Emerging Markets Aggregate Bond ETF
	For the Six Months Ended
	October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$21.64		$21.68	$22.41	$23.95	$26.43	$25.28
Income from investment operations:
Net investment income	0.49	(b)	0.98	0.95	1.04	1.19	1.16
Net realized and unrealized gain (loss) on investments	0.16		(0.08)	(0.70)	(1.63)	(2.49)	1.10
Total from investment operations	0.65		0.90	0.25	(0.59)	(1.30)	2.26
Less:
Dividends from net investment income	(0.51)		(0.62)	(0.37)	(0.72)	(0.61)	(1.10)
Distributions from net realized capital gains	—		—	—	—	—	(0.01)
Return of capital	—		(0.32)	(0.61)	(0.23)	(0.57)	—
Total dividends and distributions	(0.51)		(0.94)	(0.98)	(0.95)	(1.18)	(1.11)
Net asset value, end of period	$21.78		$21.64	$21.68	$22.41	$23.95	$26.43
Total return (c)	3.00	%(d)	4.27%	1.33%	(2.52)%	(4.78)%	9.25%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,244		$15,150	$15,179	$17,928	$21,556	$47,571
Ratio of gross expenses to average net assets	1.23	%(e)	1.26%	1.21%	1.01%	1.34%	1.26%
Ratio of net expenses to average net assets	0.49	%(e)	0.49%	0.49%	0.49%	0.50%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.49	%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.46	%(e)	4.60%	4.61%	4.41%	4.57%	4.92%
Portfolio turnover rate (f)	13	%(d)	11%	13%	24%	58%	11%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

86

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets High Yield Bond ETF
							For the Period
	For the Six Months Ended						May 8, 2012 (a) through
	October 31,		For the Year Ended April 30,				April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$24.86		$23.37	$24.51	$25.68	$26.86	$25.03
Income from investment operations:
Net investment income	0.72	(b)	1.46	1.64	1.64	1.51	1.54
Net realized and unrealized gain (loss) on investments	(0.04)		1.50	(1.13)	(1.18)	(1.21)	1.75
Total from investment operations	0.68		2.96	0.51	0.46	0.30	3.29
Less:
Dividends from net investment income	(0.72)		(1.47)	(1.65)	(1.63)	(1.48)	(1.45)
Distributions from net realized capital gains	—		—	—	—	—	(0.01)
Total dividends and distributions	(0.72)		(1.47)	(1.65)	(1.63)	(1.48)	(1.46)
Net asset value, end of period	$24.82		$24.86	$23.37	$24.51	$25.68	$26.86
Total return (c)	2.80	%(d)	13.04%	2.38%	1.94%	1.34%	13.47	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$357,470		$372,926	$247,709	$387,262	$339,021	$247,080
Ratio of gross expenses to average net assets	0.46	%(e)	0.47%	0.50%	0.47%	0.53%	0.69	%(e)
Ratio of net expenses to average net assets	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40	%(e)
Ratio of net investment income to average net assets	5.77	%(e)	6.13%	6.93%	6.64%	6.05%	6.09	%(e)
Portfolio turnover rate (f)	20	%(d)	39%	42%	35%	16%	20	%(d)

	Fallen Angel High Yield Bond ETF
	For the Six Months Ended
	October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$29.65		$27.14	$27.66	$27.82	$27.54	$25.20
Income from investment operations:
Net investment income	0.78	(b)	1.56	1.39	1.43	1.54	1.62
Net realized and unrealized gain (loss) on investments	0.56		2.62	(0.51)	0.17	0.37	2.39
Total from investment operations	1.34		4.18	0.88	1.60	1.91	4.01
Less:
Dividends from net investment income	(0.74)		(1.58)	(1.34)	(1.48)	(1.55)	(1.55)
Distributions from net realized capital gains	—		(0.09)	(0.06)	(0.28)	(0.08)	(0.12)
Total dividends and distributions	(0.74)		(1.67)	(1.40)	(1.76)	(1.63)	(1.67)
Net asset value, end of period	$30.25		$29.65	$27.14	$27.66	$27.82	$27.54
Total return (c)	4.60	%(d)	15.86%	3.59%	5.98%	7.31%	16.40%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,164,805		$855,380	$145,182	$26,279	$16,695	$11,017
Ratio of gross expenses to average net assets	0.43	%(e)	0.46%	0.65%	0.90%	1.47%	1.48%
Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(e)	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.20	%(e)	5.61%	6.27%	5.27%	5.72%	6.16%
Portfolio turnover rate (f)	14	%(d)	32%	39%	50%	35%	34%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

87

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Bond ETF
	For the Six Months Ended October 31, 2017		For the Period March 3, 2017 (a) through April 30, 2017
	(unaudited)
Net asset value, beginning of period	$25.44		$24.75
Income from investment operations:
Net investment income	0.14	(b)	0.04
Net realized and unrealized gain on investments	1.22		0.67
Total from investment operations	1.36		0.71
Less:
Dividends from net investment income	(0.13)		(0.02)
Net asset value, end of period	$26.67		$25.44
Total return (c)	5.34	%(d)	2.86	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,668		$5,088
Ratio of gross expenses to average net assets	1.42	%(e)	5.49	%(e)
Ratio of net expenses to average net assets	0.40	%(e)	0.40	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.40	%(e)	0.40	%(e)
Ratio of net investment income to average net assets	1.04	%(e)	1.03	%(e)
Portfolio turnover rate (f)	15	%(d)	0	%(d)

	International High Yield Bond ETF
	For the Six Months Ended
	October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$24.90		$24.20	$25.00	$27.73	$27.37	$24.93
Income from investment operations:
Net investment income	0.56	(b)	1.24	1.30	1.32	1.66	1.43
Net realized and unrealized gain (loss) on investments	0.77		0.65	(0.80)	(2.67)	0.44	2.43
Total from investment operations	1.33		1.89	0.50	(1.35)	2.10	3.86
Less:
Dividends from net investment income	(0.55)		(0.83)	(1.00)	(1.09)	(1.69)	(1.42)
Distributions from net realized capital gains	—		—	—	—	(0.05)	—
Return of capital	—		(0.36)	(0.30)	(0.29)	—	—
Total dividends and distributions	(0.55)		(1.19)	(1.30)	(1.38)	(1.74)	(1.42)
Net asset value, end of period	$25.68		$24.90	$24.20	$25.00	$27.73	$27.37
Total return (c)	5.38	%(d)	8.04%	2.29%	(4.94)%	8.06%	16.01%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$164,374		$129,478	$130,686	$155,003	$160,853	$273,736
Ratio of gross expenses to average net assets	0.56	%(e)	0.54%	0.61%	0.54%	0.58%	0.52%
Ratio of net expenses to average net assets	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.37	%(e)	4.95%	5.48%	5.13%	5.59%	5.81%
Portfolio turnover rate (f)	20	%(d)	34%	20%	37%	27%	11%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

88

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Investment Grade Floating Rate ETF
	For the Six Months Ended
	October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$25.14		$24.77	$24.94	$25.02	$24.95	$24.27
Income from investment operations:
Net investment income	0.23	(a)	0.33	0.20	0.16	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.12		0.36	(0.18)	(0.07)	0.07	0.69
Total from investment operations	0.35		0.69	0.02	0.09	0.22	0.92
Less:
Dividends from net investment income	(0.22)		(0.32)	(0.19)	(0.16)	(0.15)	(0.24)
Distributions from net realized capital gains	—		—	—	(0.01)	—	—
Total dividends and distributions	(0.22)		(0.32)	(0.19)	(0.17)	(0.15)	(0.24)
Net asset value, end of period	$25.27		$25.14	$24.77	$24.94	$25.02	$24.95
Total return (b)	1.38	%(c)	2.80%	0.10%	0.35%	0.88%	3.82%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$235,038		$148,322	$79,273	$99,769	$97,584	$17,462
Ratio of gross expenses to average net assets	0.41	%(d)	0.46%	0.48%	0.48%	0.54%	1.48%
Ratio of net expenses to average net assets	0.14	%(d)	0.14%	0.14%	0.17%	0.19%	0.19%
Ratio of net expenses to average net assets excluding interest expense	0.14	%(d)	0.14%	0.14%	0.17%	0.19%	0.19%
Ratio of net investment income to average net assets	1.83	%(d)	1.40%	0.81%	0.63%	0.62%	0.91%
Portfolio turnover rate (e)	14	%(c)	46%	36%	33%	13%	5%

	J.P. Morgan EM Local Currency Bond ETF
	For the Six Months Ended
	October 31,			For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$18.62		$18.95	$20.55	$23.69	$27.56	$26.28
Income from investment operations:
Net investment income	0.53	(a)	1.28	1.04 (a)	1.23	1.38	1.36
Net realized and unrealized gain (loss) on investments	(0.03)		(0.67)	(1.62)	(3.26)	(3.98)	1.13
Total from investment operations	0.50		0.61	(0.58)	(2.03)	(2.60)	2.49
Less:
Dividends from net investment income	(0.52)		(0.30)	—	(0.62)	(0.87)	(1.14)
Return of capital	—		(0.64)	(1.02)	(0.49)	(0.40)	(0.07)
Total dividends and distributions	(0.52)		(0.94)	(1.02)	(1.11)	(1.27)	(1.21)
Net asset value, end of period	$18.60		$18.62	$18.95	$20.55	$23.69	$27.56
Total return (b)	2.65	%(c)	3.41%	(2.47)%	(8.85)%	(9.35)%	9.75%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,258,305		$3,354,751	$1,489,642	$1,093,524	$810,369	$1,504,998
Ratio of gross expenses to average net assets	0.47	%(d)	0.48%	0.51%	0.49%	0.52%	0.48%
Ratio of net expenses to average net assets	0.44	%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net expenses to average net assets excluding interest expense	0.44	%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	5.53	%(d)	5.60%	5.69%	5.49%	5.47%	5.28%
Portfolio turnover rate (e)	14	%(c)	37%	34%	36%	16%	16%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

89

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
	For the Six Months Ended
	October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$24.49		$20.03	$23.59	$24.40	$29.41	$25.35
Income from investment operations:
Net investment income	1.00	(b)	1.81	2.12	2.03	3.06	2.84
Net realized and unrealized gain (loss) on investments	(0.69)		4.38	(3.71)	(0.55)	(4.85)	4.08
Total from investment operations	0.31		6.19	(1.59)	1.48	(1.79)	6.92
Less:
Dividends from net investment income	(0.85)		(1.73)	(1.90)	(2.29)	(2.61)	(2.72)
Distributions from net realized capital gains	—		—	—	—	—	(0.14)
Return of capital	—		—	(0.07)	—	(0.61)	—
Total dividends and distributions	(0.85)		(1.73)	(1.97)	(2.29)	(3.22)	(2.86)
Net asset value, end of period	$23.95		$24.49	$20.03	$23.59	$24.40	$29.41
Total return (c)	1.22	%(d)	32.15%	(6.66)%	6.23%	(4.87)%	28.75%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$152,088		$148,143	$96,150	$117,960	$106,140	$130,884
Ratio of gross expenses to average net assets	0.50	%(e)	0.54%	0.57%	0.51%	0.60%	0.58%
Ratio of net expenses to average net assets	0.41	%(e)	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	8.04	%(e)	8.25%	10.27%	8.65%	12.22%	11.60%
Portfolio turnover rate (f)	10	%(d)	24%	16%	29%	26%	6%

	Preferred Securities ex Financials ETF
	For the Six Months Ended
	October 31,		For the Year Ended April 30,
	2017		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$20.12		$20.34	$20.75	$20.70	$20.69	$20.06
Income from investment operations:
Net investment income	0.61	(b)	1.15	1.20	1.22	1.25	0.89
Net realized and unrealized gain (loss) on investments	(0.15)		(0.19)	(0.48)	— (g)	— (g)	0.57
Total from investment operations	0.46		0.96	0.72	1.22	1.25	1.46
Less:
Dividends from net investment income	(0.58)		(1.18)	(1.13)	(1.17)	(1.24)	(0.83)
Net asset value, end of period	$20.00		$20.12	$20.34	$20.75	$20.70	$20.69
Total return (c)	2.32	%(d)	4.88%	3.77%	6.08%	6.59%	7.38	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$506,091		$437,716	$310,138	$287,354	$162,519	$163,471
Ratio of gross expenses to average net assets	0.45	%(e)	0.46%	0.49%	0.47%	0.53%	0.51	%(e)
Ratio of net expenses to average net assets	0.41	%(e)	0.41%	0.41%	0.40%	0.40%	0.40	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40	%(e)
Ratio of net investment income to average net assets	6.03	%(e)	5.70%	6.05%	6.04%	6.40%	6.25	%(e)
Portfolio turnover rate (f)	25	%(d)	31%	27%	16%	19%	21	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	Amount represents less than $0.005 per share

See Notes to Financial Statements

90

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2017 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2017, offers fifty-six investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), ChinaAMC China Bond ETF (“ChinaAMC China Bond”), EM Investment Grade + BB Rated USD Sovereign Bond ETF (“EM Investment Grade + BB Rated USD Sovereign Bond”), Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), Green Bond ETF (“Green Bond”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”), Mortgage REIT Income ETF (“Mortgage REIT”) and Preferred Securities ex Financials ETF (“Preferred Securities”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ respective indices are presented below:

Fund	Index
BDC Income	MVIS® US Business Development Companies Index*
ChinaAMC China Bond	ChinaBond China High Quality Bond Index
EM Investment Grade + BB Rated USD Sovereign Bond	J.P. Morgan Custom EM Investment Grade Plus BB-Rated Sovereign USD Bond Index
Emerging Markets Aggregate	MVIS® EM Aggregate Bond Index*
Emerging Markets High Yield	ICE BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index(1)
Fallen Angel	ICE BofA Merrill Lynch US Fallen Angel High Yield Index(1)
Green Bond	S&P Green Bond Select Index
International High Yield	ICE BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index(1)
Investment Grade	MVIS® US Investment Grade Floating Rate Index*
J.P. Morgan EM	J.P. Morgan GBI-EMG Core Index
Mortgage REIT	MVIS® US Mortgage REITs Index*(2)
Preferred Securities	Wells Fargo® Hybrid & Preferred Securities ex Financials Index

*	Published by MV Index Solutions GmbH, an indirect, wholly-owned subsidiary of the Adviser.
(1)	Index names changed from The BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index, The BofA Merrill Lynch US Fallen Angel High Yield Index and The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index, to ICE BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index, ICE BofA Merrill Lynch US Fallen Angel High Yield Index and ICE BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index, respectively.
(2)	Index named changed from MVIS Global Mortgage REITs Index to MVIS US Mortgage REITs Index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

91

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
92

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, excluding investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The total net realized gains and losses from fluctuations in foreign exchange rates on investments, in addition to other foreign currency denominated assets and liabilities, are disclosed in Note 5—Income Taxes.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of October 31, 2017 are reflected in the Schedules of Investments.

G.	Warrants—The Funds may invest in warrants whose values are linked to indices or underlying instruments. The Funds may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants are obligations of the issuer and are not secured by any collateral. Warrants may be exercised by the Funds during the exercise period. If the warrants have not been exercised on the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at October 31, 2017, if any, are reflected in the Schedules of Investments.

H.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended October 31, 2017.
93

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at October 31, 2017 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

J.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds may record distributions received in excess of income from certain underlying investments as a reduction of cost of investments and/or an increase in realized gains. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At October 31, 2017, ChinaAMC China Bond included $740 in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2018, to voluntarily waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, and taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended October 31, 2017.

The current expense limitations and management fee rates are as follows:

Fund	Expense Limitation	Management Fee Rate
BDC Income	0.40%	0.40%
ChinaAMC China Bond	0.50	0.40
EM Investment Grade + BB Rated USD Sovereign Bond	0.40	0.35
Emerging Markets Aggregate	0.49	0.35
Emerging Markets High Yield	0.40	0.40
Fallen Angel	0.35	0.40
Green Bond	0.40	0.35
International High Yield	0.40	0.40
Investment Grade	0.14	0.35
J.P. Morgan EM	0.44	0.35
Mortgage REIT	0.40	0.40
Preferred Securities	0.40	0.40

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

94

Note 4—Investments—For the period ended October 31, 2017, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$16,706,647	$15,576,071
ChinaAMC China Bond	922,161	2,928,594
EM Investment Grade + BB Rated USD Sovereign Bond	1,789,277	1,703,472
Emerging Markets Aggregate	2,143,459	1,908,442
Emerging Markets High Yield	81,116,073	69,175,646
Fallen Angel	438,168,236	127,631,982
Green Bond	6,529,362	1,241,158
International High Yield	28,219,051	26,984,831
Investment Grade	114,042,285	25,767,677
J.P. Morgan EM	1,268,910,513	547,030,636
Mortgage REIT	16,207,852	14,971,161
Preferred Securities	118,372,582	118,857,573

Note 5—Income Taxes—As of October 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$222,388,746	$4,991,185	$(18,249,031)	$(13,257,846)
ChinaAMC China Bond	4,549,342	10,119	(283,476)	(273,357)
EM Investment Grade + BB Rated USD Sovereign Bond	12,701,804	144,373	(193,154)	(48,781)
Emerging Markets Aggregate	16,160,724	557,509	(1,346,223)	(788,714)
Emerging Markets High Yield	373,371,359	11,602,279	(7,522,781)	4,079,498
Fallen Angel	1,180,734,049	50,675,205	(6,084,171)	44,591,034
Green Bond	10,284,072	393,501	(57,269)	336,232
International High Yield	170,174,849	6,139,685	(4,128,435)	2,011,250
Investment Grade	233,222,543	1,560,011	(21,380)	1,538,631
J.P. Morgan EM	4,355,076,395	110,257,045	(224,760,502)	(114,503,457)
Mortgage REIT	173,545,618	5,649,985	(7,335,045)	(1,685,060)
Preferred Securities	547,129,172	17,515,468	(19,635,305)	(2,119,837)

The tax character of dividends and distributions paid to shareholders during the year ended April 30, 2017 was as follows:

Fund	Ordinary Income		Long-Term Capital Gains	Return of Capital
BDC Income	$10,221,190		$—	$—
ChnaAMC China Bond	—		—	243,320
EM Investment Grade + BB Rated USD Sovereign Bond	301,020		—	—
Emerging Markets Aggregate	429,846		—	226,334
Emerging Markets High Yield	19,269,040		—	—
Fallen Angel	22,967,945	*	132,620	—
Green Bond	3,300		—	—
International High Yield	4,625,006		—	2,034,794
Investment Grade	1,118,580		—	—
J.P. Morgan EM	32,790,499		—	79,569,141
Mortgage REIT	8,294,740		—	—
Preferred Securities	24,396,400		—	—

* Includes short-term capital gains

The tax character of current year distributions will be determined at the end of the current fiscal year.

95

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Funds’ next taxable year. For the year ended April 30, 2017, the Funds deferred to May 1, 2017 for federal tax purposes qualified late-year losses as follows:

Fund	Late-Year Ordinary Losses
ChinaAMC China Bond	$26,883
Emerging Markets Aggregate	54,071
International High Yield	615,331
J.P. Morgan EM	8,470,201
Preferred Securities	488,434

At April 30, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	No Expiration Short-Term Capital Losses	No Expiration Long-Term Capital Losses
BDC Income	$2,138,507	$2,684,089
ChinaAMC China Bond	12,832	—
EM Investment Grade + BB Rated USD Sovereign Bond	88,683	—
Emerging Markets Aggregate	1,565,167	181,779
Emerging Markets High Yield	5,987,765	27,220,699
International High Yield	363,621	4,779,289
Investment Grade	128,457	—
J.P. Morgan EM	9,439,750	17,449,357
Mortgage REIT	1,703,973	24,164,529
Preferred Securities	8,252,571	12,906,983

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the period May 1, 2017 to October 31, 2017, the net realized gains (losses) from foreign currency translations were as follows:

ChinaAMC China Bond	$(267,843)
Emerging Markets Aggregate	(118,296)
Green Bond	31,490
International High Yield	(264,344)
J.P. Morgan EM	(14,527,819)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. The Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

There are still some uncertainties in the Chinese tax rules governing taxation of income and gains from investments in the PRC due to the lack of formal guidance from the PRC’s tax authorities that could result in unexpected tax liabilities for ChinaAMC China Bond. China generally imposes withholding income tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on dividends and interest derived by nonresidents, including

96

Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”), from issuers resident in China. Under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. ChinaAMC China Bond currently considers capital gains derived from Chinese bonds to be non PRC-sourced and not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and their shareholders.

If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and/or begin collecting WHT on gains from such investments, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on the Fund’s return could be substantial. The Fund may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments.

Note 6—Capital Share Transactions—As of October 31, 2017, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
EM Investment Grade + BB Rated USD Sovereign Bond	100,000
Emerging Markets Aggregate	50,000
Emerging Markets High Yield	200,000
Fallen Angel	50,000
Green Bond*	50,000
International High Yield	200,000
Investment Grade	100,000
J.P. Morgan EM	200,000
Mortgage REIT	50,000
Preferred Securities	50,000

*	Effective September 1, 2017 Green Bond creation units changed from 100,000 to 50,000 shares

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

97

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

For the period ended October 31, 2017, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$29,245,196	$6,987,294
ChinaAMC China Bond	—	—
EM Investment Grade + BB Rated USD Sovereign Bond	—	2,420,008
Emerging Markets Aggregate	—	—
Emerging Markets High Yield	12,090,493	37,441,177
Fallen Angel	24,808,098	56,758,635
Green Bond	—	—
International High Yield	34,112,681	3,664,024
Investment Grade	—	2,512,614
J.P. Morgan EM	302,298,035	18,541,442
Mortgage REIT	23,225,302	15,872,176
Preferred Securities	74,193,286	3,014,102

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Each Fund (except BDC Income, Emerging Markets High Yield, Fallen Angel, and International High Yield) is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except ChinaAMC China Bond, Investment Grade, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, EM Investment Grade + BB Rated USD Sovereign Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Investment Grade and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

98

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”) by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the EU and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact any of the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

In August 2017, the U.S. government imposed sanctions on Venezuela, which prohibited financial institutions from providing new money to the Venezuelan government or to Petróleos de Venezuela, S.A. (“PDVSA”), the Venezuelan state-owned oil and natural gas company, restricted Citgo (PDVSA’s U.S. subsidiary) from paying dividends to Venezuela and banned trading in certain bonds. Additionally, certain Venezuelan bonds have missed the payment due date for interest payments. Venezuela is more likely to default on its government bonds than on bonds issued by PDVSA, given that approximately 90% of Venezuela’s foreign exchange capacity comes from PDVSA. If the economic situation in Venezuela persists or worsens, it may adversely impact the likelihood of interest payment defaults on these bonds.

At October 31, 2017, the Adviser owned approximately 77% and 57% of EM Investment Grade + BB Rated USD Sovereign Bond and Emerging Markets Aggregate, respectively.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market

99

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and collateral earned are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at October 31, 2017 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan as of October 31, 2017:

Fund	Corporate Bonds	Equity Securities	Foreign Government Obligations	Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
BDC Income	$—	$26,209,846	$—	$26,209,846
EM Investment Grade + BB Rated USD Sovereign Bond	374,307	—	—	374,307
Emerging Markets Aggregate	319,437	—	57,220	376,657
Emerging Markets High Yield	24,056,005	—	—	24,056,005
Fallen Angel	84,008,090	—	—	84,008,090
International High Yield	10,522,099	—	—	10,522,099
Investment Grade	283,473	—	—	283,473
J.P. Morgan EM	—	—	73,804,687	73,804,687
Mortgage REIT	—	19,762,033	—	19,762,033
Preferred Securities	—	38,605,188	—	38,605,188

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2017, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of October 31, 2017
BDC Income	167	$890,666	2.49%	$588,504
Green Bond	7	129,895	2.56	—
International High Yield	14	282,975	2.54	—
Investment Grade	8	122,424	2.56	—
J.P. Morgan EM	46	408,557	2.49	284,873
Mortgage REIT	82	1,042,288	2.46	—
Preferred Securities	65	2,746,167	2.48	12,551,061

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense

100

offset agreement with the custodian. For the period ended October 31, 2017, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statement of Operations.

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

101

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2017 (unaudited)

At a meeting held on June 9, 2017 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Asia ex-Japan Aggregate Bond ETF, BDC Income ETF, Business Development Company/Specialty Finance ETF, ChinaAMC China Bond ETF (the “China Fund”), Defaulted & Distressed Bond ETF, EM Investment Grade + BB Rated USD Sovereign Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fallen Angel High Yield Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, Green Bond ETF, International High Yield Bond ETF, International US$ High Yield Bond ETF, Investment Grade Floating Rate ETF, Japanese Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, Preferred Securities ex Financials ETF, REIT Preferred Securities ETF, Treasury-Hedged High Yield Bond ETF and USD Emerging Markets Aggregate Bond ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2017. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund generally invests in a different group of issuers than the funds in its designated peer group. They also considered the fact that VanEck Vectors EM Investment Grade + BB Rated USD Sovereign Bond ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes, since the expense information prepared by Broadridge was based on estimated amounts for the Fund and the performance comparisons provided by Broadridge covered approximately a seven month period (July 13, 2016 (the date operations commenced for the Fund) through February 28, 2017). Furthermore, they also considered the fact that VanEck Vectors Green Bond ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes, since the expense information prepared by Broadridge was based on estimated amounts for the Fund and covered approximately a two week period (March 3, 2017 (the date operations commenced for the Fund) through March 15, 2017). The Trustees could not consider the historical performance of VanEck Vectors Green Bond ETF due to the Fund’s limited operational history. In addition, as noted below, the Trustees reviewed certain performance information for each Fund that was not provided by Broadridge. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 8, 2017 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Fund), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including the Adviser’s commitment to waive certain fees

102

and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co. Ltd., China’s largest asset management company measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Fund) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Emerging Markets High Yield Bond ETF and BDC Income ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average, but below the median, of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Emerging Markets Aggregate Bond ETF, Mortgage REIT Income ETF and Treasury-Hedged High Yield Bond ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the China Fund are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Fund.

103

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2017 (unaudited) (continued)

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Asia ex-Japan Aggregate Bond ETF, Business Development Company/Specialty Finance ETF, Defaulted & Distressed Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, International US$ High Yield Bond ETF, Japanese Bond ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, REIT Preferred Securities ETF and USD Emerging Markets Aggregate Bond ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser (and the Sub-Adviser, with respect to those Funds in respect of which the Sub-Adviser had been retained) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2017 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

At a meeting held on June 9, 2017 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Dynamic Put Write ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2017. At that meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser and its affiliates at the Renewal Meeting and the May 8, 2017 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and its affiliates, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at each Meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding interest expense, trading expenses, taxes, accrued deferred tax liability and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or the quality of services previously provided to the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2017 meeting as part of their consideration of the Investment Management Agreement.

104

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and its shareholders.

105

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         COMPANIES.

     Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date January 9, 2018
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 9, 2018
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date January 9, 2018
     ---------------